UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-6
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-164120
Pre-Effective Amendment No.	□
Post-Effective Amendment No. 19	☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-04460
Amendment No. 205	☑
(Check appropriate box or boxes.)
Nationwide Provident VLI Separate Account 1

(Exact Name of Registrant)
Nationwide Life Insurance Company

(Name of Depositor)
One Nationwide Plaza, Columbus, Ohio 43215

(Address of Depositor's Principal Executive Offices) (Zip Code)
(614) 249-7111

Depositor's Telephone Number, including Area Code
Denise L. Skingle, Senior Vice President and Secretary
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
May 1, 2021

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box)
□ immediately upon filing pursuant to paragraph (b)
☑ on May 1, 2021 pursuant to paragraph (b)
□ 60 days after filing pursuant to paragraph (a)(1)
□ on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
□ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Options Premier
Individual Flexible Premium Adjustable Variable Life Insurance Policy
issued by
Nationwide Life Insurance Company
through its
Nationwide Provident VLI Separate Account 1
Service Center: P.O. Box 182835
Columbus, OH 43218-2835
Corporate Headquarters: One Nationwide Plaza, Columbus, Ohio 43215
Telephone: 1-800-688-5177
TDD: 1-800-238-3035
Facsimile: 1-888-677-7393
www.nationwide.com
Prospectus: May 1, 2021
This Prospectus describes an Individual Flexible Premium Adjustable Variable Life Insurance Policy (the "Policy") offered by Nationwide Life Insurance Company ("NLIC"), see Nationwide Life Insurance Company. The Policy has an insurance component and an investment component. The primary purposes of the Policy are to provide insurance coverage for the lifetime of the Insured and to lessen the economic loss resulting from the Insured's death. The Policy provides the policy owner (the "Owner") with flexibility as to premium payments subject to certain required premiums and the ability to choose among investment alternatives with different investment objectives.
The Policies were sold on a continuous basis until December 31, 2008, by licensed insurance agents in those states where the Policies could lawfully be sold. Beginning January 1, 2009, no new Policies will be sold, but agents may continue to accept additional premium on existing Policies.
The policy is NOT: insured by the Federal Deposit Insurance Corporation; a bank deposit; available in every state; or insured or endorsed by a bank or any federal government agency.
The policy may decrease in value to the point of being valueless because of poor Investment Experience.
After certain deductions are made, Net Premiums are allocated to the Separate Account. The Separate Account is divided into subaccounts (the "Subaccounts"), which invest in shares of a designated corresponding investment portfolio ("Portfolio"). The investment options offered through this product are listed below (the "Funds"). For a complete list of the available Subaccount Portfolios, including Subaccounts available prior to the date of this prospectus, see Appendix A: Portfolio Information. The investment options listed below are available under this policy (the "Funds"). For more information refer to the Fund's prospectus.
•	Alger Small Cap Growth Portfolio: Class I-2 Shares
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class A
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A
•	American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
•	American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I
•	American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I
•	BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II
•	BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
•	BNY Mellon Stock Index Fund, Inc.: Initial Shares
•	BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares
•	BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares
•	Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares
•	Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class
•	Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class
•	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class
•	Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class

•	Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class
•	Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class
•	Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class
•	Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1
•	Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 1
•	Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1
•	Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
•	Invesco - Invesco V.I. American Franchise Fund: Series I Shares
•	Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I
•	Invesco - Invesco V.I. Global Fund: Series I
•	Invesco - Invesco V.I. Global Strategic Income Fund: Series I
•	Invesco - Invesco V.I. Main Street Fund: Series I
•	Invesco - Invesco V.I. Main Street Small Cap Fund: Series I
•	Ivy Variable Insurance Portfolios - Asset Strategy: Class II
•	Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares
•	Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares
•	Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares
•	Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares
•	MFS® Variable Insurance Trust - MFS Value Series: Initial Class
•	MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class
•	MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Initial Class
•	Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I
•	Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I
•	Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class IV
•	Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class IV
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class IV
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class IV
•	Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I
•	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X
•	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class IV
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class IV
•	Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II

•	Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class IV
•	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I
•	Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares
•	Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares
•	Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares
•	PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Administrative Class
•	PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class
•	PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class
•	Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB
•	Putnam Variable Trust - Putnam VT International Equity Fund: Class IB
•	Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB
•	T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
•	VanEck VIP Trust - Emerging Markets Bond Fund: Initial Class
•	VanEck VIP Trust - Emerging Markets Fund: Initial Class
•	VanEck VIP Trust - Global Resources Fund: Initial Class
•	Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2
You can allocate your Policy's values to:
•	the Separate Account, which invests in the Portfolios listed above; or
•	the Guaranteed Account, which credits a specified rate of interest.
A prospectus for each of the Portfolios available through the Separate Account must accompany this prospectus. Read these documents before investing and save them for future reference.
Nationwide offers a variety of variable universal life policies. Despite offering substantially similar features and investment options, certain policies may have lower overall charges than others including the policy described herein. These differences in charges may be attributable to differences in sales and related expenses incurred in one distribution channel versus another.
The Securities and Exchange Commission has not approved or disapproved these securities or the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. You should read your Policy along with this prospectus.

Table of Contents (continued)

Policy Benefits/Risks Summary
The Policy is an Individual Flexible Premium Adjustable Variable Life Insurance Policy. The Policy is built around its Policy Account Value. The Policy Account Value will increase or decrease depending on the investment performance of the Subaccounts, the premiums the Owner pays, the Policy fees and charges NLIC deducts, and the effect of any Policy transactions (such as transfers, withdrawal of excess Policy Account Value, and loans). NLIC does not guarantee any minimum Policy Account Value. The Owner could lose some or all of his or her money.
This summary describes the Policy's benefits and risks. The sections in the prospectus following this summary discuss the Policy's benefits and other provisions in more detail. The Definitions at the end of the prospectus define certain words and phrases used in this prospectus.
Policy Benefits
Death Benefit
Insurance Proceeds
NLIC pays Insurance Proceeds to the Beneficiary upon due proof of death of the Insured. The Insurance Proceeds equal the death benefit and any additional insurance provided by Rider less any Indebtedness and unpaid Monthly Deductions.
The Policy Account Value and Death Benefit, to the extent the Death Benefit includes or is based on the Policy Account Value, will not be fixed but will be dependent on the investment performance of the investment options in which the policy owner is invested and cumulative variable account and policy charges assessed by NLIC over the life of the policy.
Death Benefit Option A and Option B
In the Application, the owner chose between two death benefit options under the Policy. NLIC will not issue the Policy until a death benefit option has been elected. NLIC calculates the amount available under each death benefit option as of the Insured's date of death.
Death Benefit Option A is equal to the greater of:
•	the Face Amount (which is the amount of insurance selected); or
•	the Policy Account Value multiplied by the applicable percentage listed in the table below.
Death Benefit Option B is equal to the greater of:
•	the Face Amount plus the Policy Account Value; or
•	the Policy Account Value multiplied by the applicable percentage listed in the table below.
Attained Age	Percentage
40 and under	250%
45	215%
50	185%
55	150%
60	130%
Attained Age	Percentage
65	120%
70	115%
75 through 90	105%
95 through 99	100%

For Attained Ages not shown, the percentages decrease pro rata for each full year.
Change in Death Benefit Option and Face Amount
After the first Policy Year and at least 12 months after any increase in Face Amount, an Owner may change death benefit options while the Policy is in force. Also, after the 1st Policy Year, an Owner may change the Face Amount subject to certain conditions. NLIC applies a charge for increases in Face Amount, and may apply a surrender charge and/or additional surrender charge for decreases in Face Amount. A change in death benefit option or Face Amount may have tax consequences.
Accelerated Death Benefit
Under the Accelerated Death Benefit Rider, an Owner may receive accelerated payment of part of the death benefit if the Insured develops a terminal illness or, for Policies issued before April 9, 2001, or the date of state approval, if later, is permanently confined to a nursing care facility. NLIC will deduct an administrative charge from the accelerated death benefit at the time it is paid. The federal income tax consequences associated with adding the Accelerated Death Benefit Rider or receiving the accelerated death benefit are uncertain. Consult a tax advisor before adding the Accelerated Death Benefit Rider to the Policy or requesting an accelerated death benefit.
Long-Term Care Benefit
Under the Long-Term Care Benefit Riders, an Owner may receive periodic payments of a portion of the death benefit and a waiver of Monthly Deductions if the Insured becomes chronically ill. NLIC imposes a monthly charge with the election of any of these Riders. There may be federal income tax consequences associated with the Long-Term Care Benefit Riders. Owners should consult a tax advisor before adding the Long-Term Care Benefit Riders to the Policy.
Policy Cancellation, Surrender, and Partial Withdrawals
Policy Cancellation
When the Policy is received, a 10-day "free look" period begins. The Policy may be returned during this period for a refund. A Free Look Period, for the increase, also begins when a requested increase in Face Amount is issued.
Surrender
At any time while the Policy is in force, an Owner may make a written request, by submitting a Surrender form to the Service Center to Surrender the Policy and receive the Net Cash Surrender Value. A Surrender may have tax consequences.
Partial Withdrawal
After the first Policy Year, an Owner may make a Written Request to withdraw part of the Net Cash Surrender Value, subject to the following rules. Partial withdrawals may have tax consequences.
•	The request must be for at least $1,500.
•	For each partial withdrawal, NLIC deducts a $25 fee from the remaining Policy Account Value.
•	If death benefit Option A is in effect, NLIC will reduce the Face Amount by the amount of the partial withdrawal.
•	Unless specified otherwise, NLIC will deduct the requested partial withdrawal and partial withdrawal charge from the Subaccounts and the Guaranteed Account in proportion to the value in each account.
Transfers
The Owner may make transfers of the amounts in the Subaccounts and Guaranteed Account. If the Owner makes more than 12 transfers in a Policy Year, a Transfer Charge of $25 will be deducted from the amount being transferred, see Transfers. NLIC may restrict the quantity and/or the mode of communication of transfer requests to prohibit disruptive trading that is deemed potentially harmful to Policy Owners. Transfers out of the Guaranteed Account may only be made within 30 days of a Policy Anniversary and are limited to up to 25% of the Guaranteed Account Value. Transfers between and among the Subaccounts or into the Guaranteed Account are made as of the date NLIC receives the request at the Service Center. NLIC requires the minimum amount an Owner may transfer from a Subaccount or the Guaranteed Account is the lesser of $1,000 or the total value in the Subaccount or Guaranteed Account.
Loan Privilege
The Owner may obtain Policy loans in a minimum amount of $500 (or such lesser minimum as may be required in a particular state) but not exceeding, in the aggregate, the Net Cash Surrender Value. Policy loans will bear a maximum annual interest rate of 6% ("charged interest rate"), payable at the end of each Policy Year. If interest is not paid when due, it will be added to the outstanding loan balance. Policy loans may be repaid at any time while the Insured is alive and the Policy is in force. NLIC credits interest on amounts in the Loan Account ("earned interest rate") and guarantees that the annual earned interest rate will not be lower than 4%. NLIC currently credits an earned interest rate of 4% to amounts in the Loan Account until the 10th Policy Anniversary or Attained Age 60, whichever is later, and 5.75% annually thereafter. As collateral for the loan, NLIC transfers an amount equal to the loan (adjusted by the earned interest rate and the charged interest rate to the next Policy Anniversary) from the Separate Account and Guaranteed Account to the Loan Account on a pro rata basis, unless otherwise specified by the Owner.

Depending upon the investment performance of the Subaccounts and the amounts borrowed, loans may cause a Policy to lapse. Lapse of the Policy with outstanding loans may result in adverse tax consequences, see Tax Treatment of Policy Benefits.
Personalized Illustrations
Owners will receive personalized illustrations that reflect their own particular circumstances. These illustrations may help Owners to understand the long-term effects of different levels of investment performance and the charges and deductions under the Policy. They also may help Owners compare the Policy to other life insurance policies. These illustrations also show the value of premiums accumulated with interest and demonstrate that the Policy Account Value may be low (compared to the premiums paid plus accumulated interest) if an Owner surrenders the Policy in the early Policy Years. Therefore, an Owner should not purchase the Policy as a short-term investment. The personalized illustrations are based on hypothetical rates of return and are not a representation or guarantee of investment returns or Policy Account Value.
Policy Risks
Variable universal life insurance is not suitable as an investment vehicle for short-term savings. It is designed for long-term financial planning. Policy owners accessing the Policy Account Value in the early policy years could incur potentially substantial surrender charges. The Policy Account Value, and the Death Benefit to the extent the Death Benefit includes or is based on the Policy Account Value, will be dependent upon the investment performance of the policy owner’s investment allocations and the fees, expenses, and charges paid over the life of the policy. A policy owner may not earn sufficient returns from his or her selection of investment options to pay a policy’s periodic charges so that additional Premium payments may be required over the life of the policy to prevent it from lapsing. Policy guarantees that exceed the value of the separate account, including payment of the Death Benefit, are subject to Nationwide’s claims paying ability.
Investment Risk
Because the Owner invests Policy Account Value in one or more Subaccounts, he or she will be subject to the risk that investment performance will be unfavorable and that the Policy Account Value will decrease. In addition, NLIC deducts policy fees and charges from the Policy Account Value, which can significantly reduce the Policy Account Value. During times of poor investment performance, this deduction will have an even greater impact on the Policy Account Value. The Owner could lose everything he or she invests and the Policy could lapse without value, even if he or she pays additional premiums.
Frequent transfers among the Subaccounts may dilute the value of Subaccount units, causing the Subaccount to incur higher transaction costs, and interfere with the Subaccount's ability to pursue its stated investment objective. This disruption to the Subaccount trading may result in lower investment performance and Policy Account Value. NLIC has instituted procedures to minimize disruptive transfers, including, but not limited to, transfer restrictions. While these procedures are expected to reduce the adverse effect of disruptive transfers, NLIC cannot assure that all risks have been eliminated.
If an Owner allocates Net Premiums to the Guaranteed Account, NLIC will credit the Policy Account Value (in the Guaranteed Account) with a declared rate of interest. The Owner assumes the risk that the rate may decrease, although it will never be lower than a guaranteed minimum effective annual rate of 4%.
Unfavorable Subaccount Investment Experience
The Subaccounts may generate unfavorable Investment Experience. Unfavorable Investment Experience and the deduction of policy and Subaccount charges may lower the policy’s Cash Value potentially resulting in a Lapse of insurance coverage even if all Premium is paid as planned.
Note: A customized projection of policy values (a "policy illustration") is available from your financial professional. The Owner selects the Premium amount and frequency shown in the policy illustration to show Nationwide how much Premium the Owner intends to pay and when. The Owner also selects assumed Investment Experience. Illustrated Premium and assumed Investment Experience are not guaranteed. Investment Experience varies over time, is rarely the same year-over-year, and may be negative. Because the policy is a variable universal life insurance policy with the potential for unfavorable Investment Experience, including extended periods of significant stock market decline, additional Premium may be required to meet the Owner's goals and/or to prevent the policy from Lapsing even if all Premium is paid as planned. Generally, variable universal life insurance is considered a long-term investment. Owners should weigh the investment risk and costs associated with the policy against their objectives, time horizon, risk tolerance, and ability to pay additional Premium if necessary.
Risk of Increase in Current Fees and Charges
Certain fees and charges are currently assessed at less than their maximum levels. NLIC may increase these current charges in the future up to the guaranteed maximum levels. If fees and charges are increased, the Owner may need to increase the amount and/or frequency of premiums to keep the Policy in force.
Risk of Lapse
If Net Cash Surrender Value is insufficient to pay the Monthly Deduction and other charges, the Policy may enter a 61-day Grace Period. NLIC will notify the Owner that the Policy will Lapse unless a sufficient payment is made during the Grace Period. The Policy may also Lapse if Indebtedness reduces the Net Cash Surrender Value to zero. The Policy generally will not Lapse: (1) during the first five Policy Years, or during the first eight Policy Years for Policies issued on or before July 31, 2005, if Premiums (less any Indebtedness and partial withdrawals) are paid in excess of the Minimum Guarantee Premium; (2) if the Owner purchased a Guaranteed Minimum Death Benefit Rider and meets certain conditions; or (3) if a payment equal to three Monthly Deductions is made before the end of the Grace Period. Subject to certain conditions, a lapsed Policy may be reinstated.
Adverse Tax Consequences
Existing federal tax laws that benefit this policy may change at any time. These changes could alter the favorable federal income tax treatment the policy enjoys, such as the deferral of taxation on the gains in the policy's Cash Value and the exclusion of the Death Benefit Proceeds from the taxable income of the policy's beneficiary. Partial and full surrenders from the policy may be subject to taxes. The income tax treatment of the surrender of Cash Value is different in the event the policy is treated as a modified endowment contract under the Code. Generally, tax treatment of modified endowment contracts is less favorable when compared to a life insurance policy that is not a modified endowment contract. For example, distributions and loans from modified endowment contracts may currently be taxed as ordinary income and not a return of investment, see Taxes.
The proceeds of a life insurance policy are includible in the gross estate of the Insured for federal income tax purposes if either (a) the proceeds are payable to the executor of the estate of the Insured, or (b) the Insured, at any time within three years prior to his or her death, possessed any incident of ownership in the policy. For this purpose, the Treasury Regulations provide that the term "incident of ownership" is to be construed very broadly, and includes any right that the Insured may have with respect to the economic benefits in the policy. Consult a qualified tax advisor on all tax matters involving the policy described herein.
Withdrawal and Surrender Risks
The surrender charge under the Policy applies for 12 Policy Years after the Policy Date. An additional surrender charge will be applicable for 12 years from the date of any increase in the Face Amount. It is possible that the Owner will receive no Net Cash Surrender Value if the Policy is surrendered in the first few Policy Years. A prospective Owner should purchase the Policy only if he or she has the financial ability to keep it in force for a substantial period of time. A prospective Owner should not purchase the Policy if he or she intends to surrender all or part of the Policy Account Value in the near future. NLIC designed the Policy to meet long-term financial goals. The Policy is not suitable as a short-term investment.
Even if the Owner does not ask to Surrender the Policy, surrender charges and additional surrender charges may play a role in determining whether the Policy will Lapse because surrender charges and additional surrender charges decrease the Net Cash Surrender Value, which is a measure NLIC uses to determine whether the Policy will enter a Grace Period, and may Lapse, see Risk of Lapse. Partial withdrawals are not permitted during the 1st Policy Year, and NLIC will reduce the Face Amount by the amount of the partial withdrawal if death benefit Option A is in effect.
A Surrender or partial withdrawal may have tax consequences.

Loan Risks
A Policy loan, whether or not repaid, will affect Policy Account Value over time because NLIC subtracts the amount of the loan from the Subaccounts as collateral and holds it in NLIC's General Account. This loan collateral does not participate in the investment performance of the Subaccounts. NLIC reduces the amount it pays on the death of the Insured by the amount of any outstanding Policy loans and accrued interest. A loan may have tax consequences. In addition, if a Policy which is not a Modified Endowment Contract is surrendered or lapses while a Policy loan is outstanding, the amount of the loan, to the extent it has not previously been taxed, will be added to any amount received and taxed accordingly.
Portfolio Risks
A comprehensive discussion of the risks of each Portfolio may be found in each Portfolio's prospectus. Refer to the Portfolios' prospectuses for more information. There is no assurance that any Portfolio will achieve its stated investment objective.
Fee Table
The following tables describe the fees and expenses that an Owner will pay when buying, owning, and surrendering the Policy. The first table describes the fees and expenses that an Owner will pay at the time that he or she buys the Policy, surrenders the Policy, or transfers Policy Account Value among the Subaccounts.
Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
		Guaranteed Charge	Current Charge
Maximum Charge Imposed on Premiums (Premium Expense Charge):
Premium Tax Charge[1]	Upon receipt of each premium payment	0-4% of each premium payment depending on Insured's state of residence	0-4% of each premium payment, depending on Insured's state of residence
Percent of Premium Charge	Upon receipt of each premium payment	3% of premium payments	1.5% of premium payments
Maximum Deferred Surrender Charge:
Deferred Sales Charge[2]	Upon surrender, lapse, or decrease in Face Amount during the first 12 Policy Years	The lesser of: (1) 35% of all Premiums paid to the date of Surrender or Lapse, or (2) during Policy Years 1-6, 70% of the Target Premium for the Initial Face Amount	The lesser of: (1) 35% of all Premiums paid to the date of Surrender or Lapse, or (2) during Policy Years 1-6, 70% of the Target Premium[3] for the Initial Face Amount
Deferred Administrative Charge[4]	Upon surrender, lapse, or decrease in Face Amount during the first 12 Policy Years	During Policy Years 1-6, $4.90 per $1,000 of Face Amount	During Policy Years 1-6, $4.90 per $1,000 of Face Amount
Maximum Deferred Additional Surrender Charge:

Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
		Guaranteed Charge	Current Charge
Additional Deferred Sales Charge[5]	Upon surrender, lapse, or decrease in Face Amount during the first 12 years following an increase in Face Amount	The lesser of: (1) 35% of Premiums allocated to the increase in Face Amount, or (2) during the first six years following the effective date of the increase in Face Amount, 70% of the Target Premium for each increase in Face Amount	The lesser of: (1) 35% of Premiums allocated to the increase in Face Amount, or (2) during the first six years following the effective date of the increase in Face Amount, 70% of the Target Premium for each increase in Face Amount
Additional Deferred Administrative Charge[6]	Upon surrender, lapse, or decrease in Face Amount during the first 12 years following an increase in Face Amount	During the first six years following the effective date of each increase in Face Amount, $4.90 per $1,000 for each increase in Face Amount	During the first six years following the effective date of each increase in Face Amount, $4.90 per $1,000 for each increase in Face Amount
Face Amount Increase Charge[7]	Upon increase in Face Amount	$60.00 plus $3.00 per $1,000 of Face Amount increase	$0.00
Other Withdrawal/Surrender Fees	Upon partial withdrawal	$25 per withdrawal	$25 per withdrawal
Transfer Fees[8]	Upon transfer	$25 per transfer	$25 per transfer
Accelerated Death Benefit Rider	At the time the accelerated death benefit is paid	$250	$100
The next table describes the fees and expenses that a Policy Owner will pay periodically during the time that he or she owns the Policy, not including Portfolio fees and expenses.
Periodic Charges
Charge	When Charge is Deducted	Amount Deducted
		Guaranteed Charge	Current Charge
Cost of Insurance:[9] Minimum and Maximum Charge	On Policy Date and monthly on Policy Processing Day	$0.06 - $420.82 per $1,000 of Net Amount at Risk[10] per month	$0.04 - $148.28 per $1,000 of net amount at risk per month during Policy Years 1-15
Charge for a male Insured, Attained Age 39, in the nonsmoker Premium Class	On Policy Date and monthly on Policy Processing Day	$0.18 per $1,000 of net amount risk per month	$0.17 per $1,000 of net amount at risk per month
Initial Administrative Charge[11]	On Policy Date and monthly on Policy Processing Day	$5	$5
Monthly Administrative Charge	On Policy Date and monthly on Policy Processing Day	$12	$11.00 [12]
Mortality and Expense Risk Charge[13]	Daily	Annual rate of 0.90% of the average daily net assets of each Subaccount in which the owner is invested	Annual rate of 0.75% of the average daily net assets of each Subaccount in which the owner is invested

Periodic Charges
Charge	When Charge is Deducted	Amount Deducted
		Guaranteed Charge	Current Charge
Loan Interest Charge[14]	On Policy Anniversary or earlier, as applicable[15]	Annual rate of 6.00% of the loan amount	Annual rate of 6.00% of the loan amount
The next table describes the fees and expenses that a policy owner will pay periodically only if the Rider is elected and while it is in force.
Periodic Charges For Riders
Charge	When Charge is Deducted	Amount Deducted
		Guaranteed Charge	Current Charge
Optional Charges:[16]
Additional Insurance Benefit Rider: Minimum and Maximum Charge	On Rider Policy Date and monthly on Policy Processing Day	$0.09 - $420.82 per $1,000 of Rider coverage amount per month	$0.02 - $115.10 per $1,000 of Rider coverage amount per month
Charge for a male Insured, Attained Age 44, in the nonsmoker Premium Class	On Rider Policy Date and monthly on Policy Processing Day	$0.26 per $1,000 of Rider coverage amount per month	$0.10 per $1,000 of Rider coverage amount per month
Change of Insured Rider	N/A	None	None
Children's Term Insurance Rider	On rider policy date and monthly on Policy Processing Day	$0.52 per $1,000 of rider coverage amount per month	$0.52 per $1,000 of rider coverage amount per month
Convertible Term Life Insurance Rider: Minimum and Maximum Charge	On Rider Policy Date and monthly on Policy Processing Day	$0.09 - $420.82 per $1,000 of Rider coverage amount per month	$0.06 - $113.17 per $1,000 of Rider coverage amount per month
Charge for a female Insured, Attained Age 39, in the nonsmoker Premium Class	On Rider Policy Date and monthly on Policy Processing Day	$0.16 per $1,000 of Rider coverage amount per month	$0.11 per $1,000 of Rider coverage amount per month
Disability Waiver Benefit Rider: Minimum and Maximum Charge	On rider policy date and monthly on Policy Processing Day	$0.01 - $1.76 per $1,000 Net Amount at Risk per month	$0.01 - $1.76 per $1,000 Net Amount at Risk per month
Charge for an Insured, Attained Age 39	On rider policy date and monthly on Policy Processing Day	$0.01 per $1,000 Net Amount at Risk per month	$0.01 per $1,000 Net Amount at Risk per month
Disability Waiver of Premium Benefit Rider: Minimum and Maximum Charge	On rider policy date and monthly on Policy Processing Day	2% - 23.2% of the monthly benefit amount per month	2% - 23.2% of the monthly benefit amount per month
Charge for an Insured, Issue Age 32	On rider policy date and monthly on Policy Processing Day	2.8% of the monthly benefit amount per month	2.8% of the monthly benefit amount per month
Final Policy Date Extension Rider	N/A	None	None
Guaranteed Minimum Death Benefit Rider	On Rider Policy Date and monthly on Policy Processing Day	$0.01 per $1,000 of Face Amount per month	$0.01 per $1,000 of Face Amount per month

Periodic Charges For Riders
Charge	When Charge is Deducted	Amount Deducted
		Guaranteed Charge	Current Charge
Long-Term Care Benefit Riders:
1. Long-Term Care Acceleration Benefit Rider[17] Minimum and Maximum Charge	On rider policy date and monthly on Policy Processing Day	No maximum amount is guaranteed	$0.02 [18] - $3.24[19] per $1,000 of Net Amount at Risk per month
Charge for a male Insured, Attained Age 55 with a 4% Acceleration Benefit Rider	On rider policy date and monthly on Policy Processing Day	No maximum amount is guaranteed	$0.20 per $1,000 of Net Amount at Risk per month
2. Long-Term Care Waiver Benefit Rider[20] Minimum and Maximum Charge	On rider policy date and monthly on Policy Processing Day	No maximum amount is guaranteed	$0.01 - $3.47 per $1,000 of Net Amount at Risk per month
Charge for a male Insured, Attained Age 55	On rider policy date and monthly on Policy Processing Day	No maximum amount is guaranteed	$0.01 per $1,000 Net Amount at Risk per month
3. Long-Term Care Extended Insurance Benefit Rider[21] Minimum and Maximum Charge	On rider policy date and monthly on Policy Processing Day	No maximum amount is guaranteed	$0.01 [22] - $8.72[23] per $1,000 of rider coverage amount per month
Charge for a male Insured, Issue Age 55 with a 4% Extended Insurance Benefit Rider, assuming no inflation or nonforfeiture protection (as described in the Rider), and assuming lifetime payments	On Rider Policy Date and monthly on Policy Processing Day	No maximum amount is guaranteed	$0.28 per $1,000 of Rider coverage amount per month
†	This charge will vary based upon the individual characteristics of the Insured. Representative charges shown in the table may not be representative of the charge that a particular policy owner will pay. Policy owners can request an illustration of specific costs and/or see the Policy Data Pages for information about specific charges of the policy.
1.	NLIC does not deduct a premium tax charge in jurisdictions that impose no premium tax. Kentucky imposes an additional city premium tax that applies only to first year premium. This tax varies by municipality and is no greater than 12%.
2.	Beginning in year 7, the deferred sales charge decreases each Policy Year to 0% after the 12th Policy Year. Upon a decrease in Face Amount, NLIC deducts a portion of this charge.
3.	The Target Premium varies based on the Insured's Issue Age, sex, Premium Class, and initial Face Amount (or increase in Face Amount). The maximum Target Premium for any Policy is $54 per $1,000 of Face Amount.
4.	Beginning in year 7, the deferred administrative charge decreases each Policy Year to $0 after the 12th Policy Year. Upon a decrease in Face Amount, NLIC deducts a portion of this charge.
5.	Beginning in the 7th year following an increase in Face Amount, the additional deferred sales charge decreases each year to 0% after the 12th year. Upon a decrease in Face Amount, NLIC deducts a portion of this charge.
6.	Beginning in the 7th year following an increase in Face Amount, the additional deferred administrative charge decreases each year to $0 after the 12th year. Upon a decrease in Face Amount, NLIC deducts a portion of this charge.
7.	The $0.00 current charge applies to increases made on or after July 25, 2007, for all policies. NLIC may begin taking a current charge again at any time on a prospective basis for face amount increase.
8.	NLIC does not assess a transfer charge for the first 12 transfers each Policy Year.
9.	Cost of insurance charges vary based on the Insured's Attained Age, sex, Premium Class, Policy Year, and net amount at risk. The cost of insurance charges shown in the table may not be typical of the charges the owner will pay. The Policy's specifications page will indicate the guaranteed cost of insurance charge applicable to the Policy, and more detailed information concerning cost of insurance charges is available on request from the Service Center. Also, before purchasing the Policy, NLIC will provide personalized illustrations of future benefits under the Policy based upon the Insured's Issue Age and Premium Class, the death benefit option, Face Amount, planned periodic premiums, and Riders requested.
10.	The net amount at risk is equal to the death benefit on the Policy Processing Day minus the Policy Account Value on the Policy Processing Day.

11.	NLIC only deducts the initial administrative charge on the first 12 Policy Processing Days.
12.	Effective on the later of June 7, 2010, or the date of any required state regulatory approval, the Current Monthly Administrative Charge is increased from $7.50 to $11.00, $9.50 for policies issued in New York.
13.	The mortality and expense risk charge may be offset by the Special Policy Account Value Credit, which is an amount added to the Policy Account Value in the Subaccounts under certain conditions, see Policy Account Values.
14.	The maximum guaranteed net cost of loans is 2.00% annually (e.g., the difference between the amount of interest NLIC charges for a loan [6.00% annually] and the amount of interest NLIC credits to the Loan Account [guaranteed not be lower than 4.00% annually]). After offsetting the 5.75% interest NLIC currently credits to the Loan Account after the first 10 policy Years or until Attained Age 60, whichever is later, the net cost of loans is 0.25% annually.
15.	While a Policy loan is outstanding, loan interest is payable in arrears on each Policy Anniversary or, if earlier, on the date of loan repayment, Lapse, Surrender, Policy termination, or the Insured's death.
16.	Charges for the Additional Insurance Benefit Rider, Convertible Term Rider, Disability Waiver Benefit Rider, Disability Waiver of Premium Benefit Rider, and Long-Term Care Benefit Riders may vary based on the Insured's Issue or Attained Age, sex, Premium Class, Policy Year, Face Amount, and net amount at risk. Charges based on Attained Age may increase as the Insured ages. The Rider charges shown in the table may not be typical of the charges the owner will pay. The Policy's specifications page will indicate the Rider charges applicable to the Policy, and more detailed information concerning these Rider charges is available on request from the Service Center. Also, before purchasing the Policy, NLIC will provide personalized illustrations of future benefits under the Policy based upon the Insured's Issue Age and Premium Class, the death benefit option, Face Amount, planned periodic premiums, and Riders requested.
17.	NLIC may increase the rates for the Long-Term Care Acceleration Benefit Rider charge on a class basis. NLIC waives this Rider's charge during the time NLIC pay benefits under the Rider.
18.	Based on the selection of the 2% Long-Term Care Acceleration Benefit Rider.
19.	Based on the selection of the 4% Long-Term Care Acceleration Benefit Rider.
20.	NLIC may increase the rates for the Long-Term Care Waiver Benefit Rider charge on a class basis.
21.	We may increase the rates for the Long-Term Care Extended Insurance Benefit Rider charge on a class basis. We waive this Rider's charge during the time we pay benefits under the Rider.
22.	Based on the selection of the 2% Long-Term Care Extended Insurance Benefit Rider, without inflation or nonforfeiture protection (as described in the Rider), and with a fixed extension period.
23.	Based on the selection of the 4% Long-Term Care Extended Insurance Benefit Rider, with inflation and nonforfeiture protection (as described in the Rider), and with a lifetime extension period.
The following table shows the minimum and maximum Total Annual Portfolio Operating Expenses, as of December 31, 2020, that an Owner will pay periodically during the time that he or she owns the Policy. More detail concerning each Portfolio's fees and expenses is contained in the prospectus for each Portfolio.
Total Annual Underlying Mutual Fund Operating Expenses
	Minimum	Maximum
Total Annual Underlying Mutual Fund Operating Expenses (Expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets.)	0.27%	1.91%
The minimum and maximum Portfolio operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some Portfolios. Therefore, actual expenses could be lower. Refer to the Portfolio prospectuses for specific expense information.
The Policy
Purchasing a Policy
To purchase a Policy, a prospective owner must submit a completed Application and an initial Premium to the Service Center through any licensed life insurance agent who is appointed by NLIC and who is also a registered representative. If the Application and/or initial Premium is submitted to the agent, NLIC will not begin processing the purchase order until the Application and initial Premium are received from the agent's broker-dealer. This prospectus discloses all material provisions of the Policy. In addition to the terms and conditions of the policy, policy owner rights are governed by this prospectus and protected by federal securities laws and regulations.

The minimum Initial Face Amount is $50,000 for all Premium Classes except preferred, and $100,000 for the preferred Premium Class. NLIC reserves the right to modify the minimum Face Amount on a prospective basis to newly issued Policies at any time.
Generally, the Policy is available for Insureds between Issue Ages one through 85. NLIC can provide prospective owners with details as to the NLIC underwriting standards upon application for a policy. The benefits described in the policy and this prospectus, including any optional riders or modifications in coverage, may be subject to our NLIC’s underwriting and approval. NLIC reserves the right to reject any application for any reason permitted by law. Additionally, NLIC reserves the right to modify underwriting standards on a prospective basis to newly issued policies at any time.
To the extent permitted by law, Policy benefits are not subject to any legal process on the part of a third-party for the payment of any claim, and no right or benefit will be subject to the claims of creditors, except as may be provided by assignment.
It is important to remember that the portion of any amounts allocated to our general account and any guaranteed benefits that may be provided under the policy exceeding the value of amounts held in the separate account are subject to our claims paying ability.
Any money NLIC pays, or that is paid to NLIC, must be in the currency of the United States of America.
In order to comply with the USA Patriot Act and rules promulgated thereunder, NLIC has implemented procedures designed to prevent policies described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.
Replacement of Existing Insurance
It may not be in the best interest of the policy owner to Surrender, Lapse, change, or borrow from existing life insurance policies or annuity contracts in connection with the purchase of the Policy. Prospective policy owners should compare existing insurance and the Policy carefully. Prospective owners should replace existing insurance only when it is determined that the Policy is better for him or her. Policy owners may have to pay a surrender charge on existing insurance, and the Policy will impose a new surrender charge period. Consult a financial professional or tax advisor to make sure the exchange will be tax-free. Surrendering the existing policy for cash and then buying the Policy may result in payment of a tax, including possibly a penalty tax, on the Surrender. Because NLIC will not issue the Policy until an initial Premium has been received from the owner’s existing insurance company, the issuance of the Policy may be delayed.
When Insurance Coverage Takes Effect
NLIC will issue the Policy only if the underwriting process has been completed, the Application has been approved, and the proposed Insured is alive and in the same condition of health as described in the Application. However, full insurance coverage under the Policy will take effect only if the Minimum Initial Premium also has been paid. NLIC begins to deduct monthly charges from the Policy Account Value on the Policy Issue Date.
NLIC may provide temporary insurance coverage before full insurance coverage takes effect, subject to underwriting rules and Policy conditions. The amount of temporary insurance coverage NLIC provides may be less than the amount of full insurance coverage the owner later receives. If temporary insurance does not take effect, then no insurance shall take effect unless and until: (1) the underwriting process has been completed; (2) the Application has been approved; (3) the Minimum Initial Premium has been paid; and (4) there has been no change in the insurability of any proposed Insured since the date of Application.
Canceling a Policy (Free Look Right)
Initial Free Look
For a limited time, commonly referred to as the "free look" period, the policy may be cancelled for a refund. The free look period expires 10 days after the owner receives the policy, or longer if required by state law.
If an owner decides to cancel the policy during the free look period, he or she should return the policy to the sales representative who sold it or return it to the Service Center along with a written cancellation request. If returned by U.S. mail, the written request must be post-marked by the last day of the free look period. If returned by means other than U.S. mail, the written request must be received by the last day of the free look period. If the Policy was not post-marked, or if it is not received at the Service Center by the close of business on the date the free look period expires, the owner will not be permitted to cancel the Policy free of charge. If the Policy is canceled, NLIC will treat the Policy as if it was never issued.

Within seven days of a cancellation request, NLIC will refund the amount prescribed by law. Depending upon the law in the state you live in, the amount refunded will be the Policy Account Value or, in certain states, the greater of the initial Premium payment or the Policy Account Value.
If the Policy was issued in a state that requires NLIC to refund the initial Premium payment, NLIC will allocate initial Net Premium to the fixed accounts as instructed, but hold all of the initial Net Premium designated to be allocated to the Subaccounts in the available money market Subaccount until the free look period expires. At the expiration of the free look period, NLIC will transfer the variable account Policy Account Value to the Subaccounts based on the allocation instructions in effect at the time of the transfer.
If the policy was issued in a state or territory that requires refund of the Policy Account Value, NLIC will allocate all of the initial Net Premium to the designated Subaccounts and fixed accounts based upon the allocation instructions in effect at that time, at the price next determined.
Free Look for Increase in Face Amount
A Free Look Period also begins if the owner requests an increase in Face Amount. The owner may cancel an increase in Face Amount until 10 days after he or she receives the new Policy schedule pages reflecting the increase. This period will be longer if required by state law. If the owner exercises this right, all Monthly Deductions attributable to the increase plus the Face Amount increase charge will be credited to the Subaccounts and the Guaranteed Account in the same proportion as they were deducted, unless he or she requests a refund of this amount.
Ownership and Beneficiary Rights
The Policy belongs to the owner named in the Application. While the Insured is living, the owner may exercise all of the rights and options described in the Policy. The owner is the Insured unless the Application specifies a different person as the Insured or the owner is changed thereafter. If the owner is not the Insured and dies before the Insured, ownership of the Policy will pass to the owner's estate, unless a contingent owner has been designated. To the extent permitted by law, Policy benefits are not subject to any legal process for the payment of any claim against the payee, and no right or benefit will be subject to claims of creditors (except as may be provided by assignment). The principal rights of the owner include selecting and changing the Beneficiary, changing the owner, and assigning the Policy. Changing the owner or assigning the Policy may result in tax consequences.
The principal right of the Beneficiary is the contingent right to receive the Insurance Proceeds under the Policy. Nationwide will not make payments directly to minors. Contact a legal advisor for options to facilitate payment of Insurance Proceeds intended for a minor’s benefit.
Modifying the Policy
Any modification or waiver of NLIC’s rights or requirements under the Policy must be in writing and signed by NLIC’s president or a vice president. No agent may bind NLIC by making any promise not contained in the Policy.
Upon notice, NLIC may modify the Policy:
•	to conform the Policy, our operations, or the Separate Account's operations to the requirements of any law or regulation issued by a government agency to which the Policy, our Company, or the Separate Account is subject;
•	to assure continued qualification of the Policy as a life insurance contract under the federal tax laws; or
•	to reflect a change in the Separate Account's operation.
If NLIC modifies the Policy, NLIC will make appropriate endorsements to the Policy. If any provision of the Policy conflicts with the laws of a jurisdiction that governs the Policy, NLIC reserves the right to amend the provision to conform to these laws.
Other Policies
NLIC offers other variable life insurance policies that have different death benefits, policy features, and optional programs. However, these other policies also have different charges that would affect Subaccount performance and Policy Account Value. To obtain more information about these other policies, owners should contact the Service Center or his or her agent.

Risks Associated with COVID-19
In March 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, which has resulted in operational disruptions, as well as market volatility and general economic uncertainty. While Nationwide has implemented risk management and contingency plans and taken preventative measures and other precautions so it can continue to provide products and services to its customers, even as many of its employees and the employees of its service providers continue to work remotely, it is not currently possible to accurately estimate the full impact that the COVID-19 pandemic will have on Nationwide’s businesses as Nationwide continues to be subject to certain risks that could negatively impact its operations.
Significant market volatility and negative investment returns in the market resulting from the COVID-19 pandemic could have a negative impact on returns of the underlying mutual funds in which the Variable Account invests. Additionally, prolonged current economic conditions, consumer behavior, economic shutdowns, state and federal legislation intended to ease the impact of the COVID-19 pandemic on consumers and voluntary hardship assistance that Nationwide provides to its customers, among other factors related to COVID-19, could affect the amount of sales and profitability of Nationwide’s businesses and could have a negative impact on its financial condition and operations.
While Nationwide is confident in its ability to manage the financial risks related to COVID-19, the extent and duration or the risks related to the COVID-19 pandemic are unknown at this time. It is possible these risks could impact Nationwide’s financial strength and claims-paying ability. There are many factors beyond Nationwide’s control that cannot be mitigated or foreseen that could have a negative impact on Nationwide and the operation of the policy. Nationwide continues to monitor the economic situation and assess its impact on its business operations closely.
Cybersecurity
NLIC’s businesses are highly dependent upon its computer systems and those of its business partners. This makes NLIC potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption and destruction of data maintained by NLIC, and indirect risks, such as denial of service attacks on service provider websites and other operational disruptions that impede NLIC’s ability to electronically interact with service providers. Cyber-attacks affecting NLIC, the underlying mutual funds, intermediaries, and other service providers may adversely affect NLIC and Policy Account Values. In connection with any such cyber-attacks, NLIC and/or its service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. Although NLIC undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that NLIC, its service providers, or the underlying mutual funds will avoid losses affecting the Policy due to cyber-attacks or information security breaches in the future.
In the event that Policy Account Values are adversely affected as a result of the failure of NLIC’s cybersecurity controls, NLIC will take reasonable steps to restore Policy Account Values to the levels that they would have been had the cyber-attack not occurred. NLIC will not, however, be responsible for any adverse impact to Policy Account Values that result from the policy owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.
Business Continuity Risks
Nationwide is exposed to risks related to natural and man-made disasters and catastrophes, such as storms, fires, earthquakes, public health crises and terrorist acts, which could adversely affect Nationwide’s ability to administer the policy. Natural and man-made disasters may require a significant contingent of Nationwide’s employees to work from remote locations. During these periods, Nationwide could experience decreased productivity, and a significant number of Nationwide’s workforce or certain key personnel may be unable to fulfill their duties if Nationwide’s data or systems are disabled or destroyed. In addition, an extended period of remote work arrangements could introduce operational risk and impair Nationwide’s ability to administer the policy.
Nationwide outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While Nationwide closely monitors the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond Nationwide’s control. If one or more of the third parties to whom Nationwide outsources such critical business functions experience operational failures, Nationwide’s ability to administer the policy could be impaired.
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare life insurance policies to be abandoned after a period of inactivity of three to five years from the Final Policy Date or the date Nationwide becomes informed that a Death Benefit is due and payable. For example, if the payment of a Death Benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the Death Benefit, or the beneficiary does not come forward to claim the Death Benefit in a timely manner, the Death Benefit will be surrendered and placed in a non-interest bearing account. While in the non-interest bearing account, Nationwide will continue to perform due diligence required by state law. Once the state mandated period has expired, Nationwide will escheat the Death Benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the policy owner last resided, as shown on Nationwide’s books and records, or to Ohio, Nationwide’s state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Premiums
Minimum Initial Premium
No insurance will take effect until the Minimum Initial Premium is paid. The health and other conditions of the Insured described in the Application must not have changed during that time.
Premium Flexibility
On application for a Policy, a prospective owner will elect to pay Premiums on a quarterly, semiannual, or annual basis (planned periodic premiums). NLIC will then send a premium reminder notice as each payment becomes "due." However, the owner does not have to pay Premiums according to any schedule. The owner has flexibility to determine the frequency and the amount of the Premiums paid, and can change the planned periodic premium schedule at any time. If a Premium payment is submitted pursuant to a premium reminder notice, the address for payment will be enclosed with the notice. The owner may also send Premium payments to the Service Center, or send additional Premium payments by wire transfer. If the owner submits a Premium payment to his or her agent, NLIC will not begin processing the Premium until it is received it from the owner’s agent's broker-dealer. In the event of an outstanding Policy loan, NLIC will credit all payments sent as loan repayments unless the policy owner provides Written Notice for the payments to be applied as Premium payments. For New York residents, NLIC will credit all payments sent as Premium payments unless provided Written Notice for the payments to be applied as loan repayments. The owner may also choose to have Premium payments automatically deducted monthly from his or her bank account or other source under the automatic payment plan. Payment of the planned periodic Premiums does not guarantee that the Policy will remain in force, see Policy Lapse and Reinstatement.
The owner may not pay any Premiums after the Policy's Final Policy Date. The owner may not pay Premiums less than $20, and NLIC reserves the right to increase this minimum to an amount not exceeding $500 upon 90 days Written Notice. NLIC has the right to limit or refund any Premium or portion of a Premium if:
(1)	the Premium would disqualify the Policy as a life insurance contract under the Code;
(2)	the amount paid is less than the minimum dollar amount allowed (currently $20); or
(3)	the Premium would increase the net amount at risk (unless NLIC is provided with satisfactory Evidence of Insurability).
The policy owner can stop paying Premiums at any time and the Policy will continue in force until the earlier of the Final Policy Date, or the date when either: (1) the Insured dies; (2) the Grace Period ends without a sufficient payment, see Policy Lapse and Reinstatement; or (3) NLIC receives Written Notice requesting a Surrender of the Policy.

Minimum Guaranteed Premium
The Minimum Guarantee Premium is the monthly premium amount necessary to guarantee insurance coverage during the first five Policy Years, or during the first eight Policy Years for policies issued on or before July 31, 2005. The Policy's specifications page will show a Minimum Guarantee Premium amount for the Policy, which is based on the Insured's Issue Age, sex, Premium Class, Face Amount, and Riders. The Minimum Guarantee Premium will increase if the owner increases the Face Amount or adds supplemental benefits to the Policy. The Minimum Guarantee Premium will decrease for any supplemental benefit the owner decreases or discontinues. The Minimum Guarantee Premium will not decrease if the owner decreases the Face Amount, see Death Benefit.
Premium Limitations
The Code provides for exclusion of the death benefit from a Beneficiary's gross income if total premium payments do not exceed certain stated limits. In no event can the total of all premiums paid under a policy exceed these limits. NLIC has established procedures to monitor whether aggregate Premiums paid under a Policy exceed those limits. If a Premium is paid which would result in total Premiums exceeding these limits, NLIC will accept only that portion of the Premium that would make total Premiums equal the maximum amount that may be paid under the Policy. NLIC will send notification of available options with regard to the excess Premium. If a satisfactory arrangement is not made, NLIC will refund this excess. If total Premiums do exceed the maximum premium limitations established by the Code, however, the excess of a Policy's death benefit over the Policy's cash surrender value (i.e., the Policy Account Value less any surrender charges or additional surrender charges) should still be excludable from gross income.
The maximum premium limitations set forth in the Code depend in part upon the amount of the death benefit at any time. As a result, any Policy changes that affect the amount of the death benefit may affect whether cumulative Premiums paid under the Policy exceed the maximum premium limitations.
Refund of Excess Premium for Modified Endowment Contracts
At the time a Premium is credited which would cause the Policy to become a MEC, NLIC will notify the owner that the Policy will become a MEC unless a refund of the excess Premium is requested within 30 days after receiving the notice. If a refund is requested, NLIC will deduct the Policy Account Value attributable to the excess Premium, including any interest or earnings on the excess Premium, from the Subaccounts and/or the Guaranteed Account in the same proportion as the Premium was initially allocated to the Subaccounts and/or the Guaranteed Account. The excess Premium paid, including any interest or earnings on the excess Premium, will be returned, see Federal Tax Considerations.
Tax-Free Exchanges (1035 Exchanges)
NLIC may accept as part of initial Premium, money from another life insurance contract that qualified for a tax-free exchange under Section 1035 of the Code, contingent upon receipt of the cash from that contract. Consult a tax advisor to discuss the potential tax effects of such a transaction.
Allocating Premiums
When applying for a Policy, prospective owners must instruct NLIC in the Application to allocate Net Premium to one or more Subaccounts of the Separate Account and/or to the Guaranteed Account according to the following rules:
•	allocation percentages must be in whole numbers and the sum of the percentages must equal 100%;
•	NLIC will allocate the Net Premium as of the Valuation Day it is received at the Service Center according to the owner’s current premium allocation instructions, unless otherwise specified; and
•	changes to the allocation instructions for additional Net Premiums without charge must be provided by Written Notice. Any change in allocation instructions will be effective on the Valuation Day NLIC records the change.
Investment returns from amounts allocated to the Subaccounts will vary with the investment performance of these Subaccounts and will be reduced by Policy charges. Policy owners bear the entire investment risk for amounts allocated to the Subaccounts. The policy owner should periodically review his or her allocation schedule in light of market conditions and overall financial objectives.
Delay in Allocation
Certain states require refund of all payments less any partial withdrawals and Indebtedness, in the event a policy owner cancels the Policy during the Free Look Period, see Canceling a Policy (Free Look Right). In those states, any Premiums a policy owner requests be allocated to Subaccount(s) which are received at the Service Center within 15 days from the later of: (1) the Policy Issue Date; or (2) the date NLIC receives the Minimum Initial Premium will be allocated to the Money Market Subaccount. After this 15-day period ends, the value in the Money Market Subaccount is allocated among the Subaccounts as indicated in the Application. NLIC invests all Net Premiums paid thereafter based on the allocation percentages then in effect.
Policy Account Values
Policy Account Value
The Policy Account Value serves as the starting point for calculating values under a Policy.
Policy Account Value:
•	equals the sum of all values in the Guaranteed Account, the Loan Account, and in each Subaccount;
•	is determined first on the Policy Date and then on each Valuation Day; and
•	has no guaranteed minimum amount and may be more or less than Premiums paid.
Policy Account Value varies from day to day, depending on the investment performance of the Subaccounts chosen, interest NLIC credits to the Guaranteed Account, charges deducted by NLIC, and any other transactions (e.g., transfers, partial withdrawals, and loans). NLIC does not guarantee a minimum Policy Account Value.
Net Cash Surrender Value
The Net Cash Surrender Value is the amount NLIC pays to the policy owner when the policy is Surrendered. NLIC determines the Net Cash Surrender Value at the end of the Valuation Period when the written Surrender request is received at the Service Center.
Net Cash Surrender Value at the end of any Valuation Day equals:
•	the Policy Account Value as of such date; minus
•	any surrender charge or additional surrender charge as of such date; minus
•	any outstanding Indebtedness.
Subaccount Value
At the end of any Valuation Period, the Subaccount value is equal to the number of units in the Subaccount multiplied by the unit value of that Subaccount.
The number of units in any Subaccount at the end of any Valuation Day equals:
•	the initial units purchased at the unit value on the Policy Issue Date; plus
•	units purchased with additional Net Premiums; plus
•	units purchased with Special Policy Account Value Credits, see Policy Account Values; plus
•	units purchased via transfers from another Subaccount, the Guaranteed Account, or the Loan Account; minus
•	units redeemed to pay for Monthly Deductions; minus
•	units redeemed to pay for partial withdrawals; minus
•	units redeemed as part of a transfer to another Subaccount, the Guaranteed Account, or the Loan Account.
Every time money is allocated or transfered to or from a Subaccount, NLIC converts that dollar amount into units. NLIC determines the number of units credited to, or subtracted from, the Policy by dividing the dollar amount of the transaction by the unit value for that Subaccount at the end of the Valuation Period in which the transaction request is received.
Unit Value
NLIC determines a unit value for each Subaccount to reflect how investment performance affects the Policy Account Value. Unit values will vary among Subaccounts. The unit value may increase or decrease from one Valuation Period to the next.
The unit value of any Subaccount at the end of any Valuation Day equals:

•	the unit value of the Subaccount on the immediately preceding Valuation Day; multiplied by
•	the net investment factor for that Subaccount on that Valuation Day.
The net investment factor:
•	measures the investment performance of a Subaccount from one Valuation Period to the next;
•	increases to reflect investment income and capital gains (realized and unrealized) for the shares of the underlying Portfolio; and
•	decreases to reflect any capital losses (realized and unrealized) for the shares of the underlying Portfolio, as well as the mortality and expense risk charge.
Guaranteed Account Value
On the Policy Issue Date, the Guaranteed Account value is equal to the Net Premiums allocated to the Guaranteed Account, less the portion of the first Monthly Deduction taken from the Guaranteed Account.
The Guaranteed Account value at the end of any Valuation Day is equal to:
•	the Net Premium(s) allocated to the Guaranteed Account; plus
•	any amounts transferred to the Guaranteed Account (including amounts transferred from the Loan Account); plus
•	interest credited to the Guaranteed Account; minus
•	amounts deducted to pay for Monthly Deductions; minus
•	amounts withdrawn from the Guaranteed Account; minus
•	amounts transferred from the Guaranteed Account to a Subaccount or to the Loan Account.
Interest will be credited to the Guaranteed Account on each Policy Processing Day as follows:
•	for amounts in the Guaranteed Account for the entire Policy month, interest will be credited from the beginning to the end of the Policy month;
•	for amounts allocated to the Guaranteed Account during the prior Policy month, interest will be credited from the date the Net Premium or loan repayment is allocated to the end of the Policy month;
•	for amounts transferred to the Guaranteed Account during the prior Policy month, interest will be credited from the date of the transfer to the end of the Policy month;
•	for amounts deducted or withdrawn from the Guaranteed Account during the prior Policy month, interest will be credited from the beginning of the prior Policy month to the date of deduction or withdrawal.
Special Policy Account Value Credit
The Special Policy Account Value Credit is an amount added to the Policy Account Value in the Subaccounts on each Policy Processing Day, either: (1) after the Policy has been in force for at least 15 years; or (2) when the Policy Account Value less the Loan Account value equals or exceeds $100,000.
Special Policy Account Value Credit is equal to 0.03% (0.36% annually) multiplied by the Policy Account Value in the Subaccounts.
The Special Policy Account Value Credit is intended to offset a portion of the mortality and expense risk charge.
Death Benefit
Insurance Proceeds
As long as the Policy is in force, NLIC will pay the Insurance Proceeds to the Beneficiary upon receipt of satisfactory proof of the Insured's death. NLIC may require the owner to return the Policy. NLIC will pay the Insurance Proceeds in a lump sum or under a settlement option. If the Beneficiary dies before the Insured, NLIC will pay the Insurance Proceeds in a lump sum to the Insured's estate, see Death Benefit.
Insurance Proceeds equal:
•	the death benefit (described below); plus

•	any additional insurance provided by Rider; minus
•	any unpaid Monthly Deductions; minus
•	any outstanding Indebtedness.
If all or part of the Insurance Proceeds are paid in one sum, NLIC will pay interest on this sum at the annual rate of 3% or any higher rate as required by applicable state law from the date of the Insured's death to the date of payment.
An increase in the Face Amount will increase the death benefit, and a decrease in the Face Amount will decrease the death benefit.
NLIC may further adjust the amount of the Insurance Proceeds under certain circumstances.
Death Benefit Options
In the Application, the owner may choose between two death benefit options: Option A and Option B. NLIC calculates the amount available under each death benefit option as of the date of the Insured's death. Under either option, the length of the death benefit coverage depends upon the Policy's Net Cash Surrender Value, see Policy Lapse and Reinstatement.
The death benefit under Option A is the greater of:
•	the Face Amount; or
•	the Policy Account Value (determined as of the date of the Insured's death if this day is a Valuation Day; otherwise on the Valuation Day next following the date of the Insured's death) multiplied by the applicable percentage listed in the following table.
The death benefit under Option B is the greater of:
•	the Face Amount plus the Policy Account Value (determined as of the date of the Insured's death if this day is a Valuation Day; otherwise on the Valuation Day next following the date of the Insured's death); or
•	the Policy Account Value (determined as of the date of the Insured's death if this day is a Valuation Day; otherwise on the Valuation Day next following the date of the Insured's death) multiplied by the applicable percentage listed in the following table.

Attained Age	Percentage	Attained Age	Percentage
40 and under	250%	65	120%
45	215%	70	115%
50	185%	75 through 90	105%
55	150%	95 through 99	100%
60	130%
For Attained Ages not shown, the percentages decrease pro rata for each full year.
Which Death Benefit Option to Choose
If the owner prefers to have Premium payments and favorable investment performance reflected partly in the form of an increasing death benefit, the owner should choose Option B. If the owner is satisfied with the amount of the Insured's existing insurance coverage and prefers to have Premium payments and favorable investment performance reflected to the maximum extent in the Policy Account Value, the owner should choose Option A.
The amount of the death benefit may vary with the Policy Account Value.
•	under Option A, the death benefit will vary with the Policy Account Value whenever the Policy Account Value multiplied by the applicable percentage is greater than the Face Amount.
•	under Option B, the death benefit will always vary with the Policy Account Value.
Changing Death Benefit Options
After the first Policy Year or 12 months after a Face Amount increase, the owner may change death benefit options without Evidence of Insurability and with no additional charge while the Policy is in force. Changing the death benefit option may result in a change in Face Amount. Changing the death benefit option also may have tax consequences and may affect the net amount at risk over time (which would affect the monthly cost of insurance charge). However, NLIC will not permit any change that would result in the Policy being disqualified as a life insurance contract under Section 7702 of the Code. Consult a tax advisor before changing death benefit options.

Changing the Face Amount
The owner selects the Face Amount when on application for the Policy. After the 1st Policy Year, the owner may change the Face Amount subject to the following conditions. NLIC may require return of the Policy to make a change. NLIC will not permit any change that would result in the Policy being disqualified as a life insurance contract under Section 7702 of the Code. However, changing the Face Amount may have tax consequences. Consult a tax advisor.
Increasing the Face Amount
•	the owner may increase the Face Amount by submitting a written Application and providing satisfactory Evidence of Insurability to the Service Center.
•	on the effective date of an increase, and taking the increase into account, the Net Cash Surrender Value must be equal to the Monthly Deductions then due and the charge for the increase. If not, the increase will not occur until sufficient additional Premium is paid to increase the Net Cash Surrender Value. An increase will be effective on the Policy Processing Day on or next following the date NLIC approves your Application, provided any necessary Premium has been received to make the change.
•	NLIC applies a Face Amount increase charge. Further, each increase in Face Amount will begin a 12-year period during which additional surrender charges will apply if the policy is Surrendered.
•	the minimum increase is $25,000. The Face Amount may not be increased after the Insured's Attained Age 75 or if the Face Amount was increased during the prior 12-month period.
•	increasing the Face Amount during the first five Policy Years or during the first eight Policy Years for policies issued on or before July 31, 2005 or purchasing the Guaranteed Minimum Death Benefit Rider will increase the Minimum Guarantee Premium.
•	the total net amount at risk will be affected, which will increase the monthly cost of insurance charges. A different cost of insurance charge may apply to the increase in Face Amount, based on the Insured's circumstances at the time of the increase.
Decreasing the Face Amount
•	the owner must submit a Written Request to decrease the Face Amount, but he or she may not decrease the Face Amount below the minimum Initial Face Amount. The decrease must be for at least $25,000. A decrease is not allowed for 12 months following an increase in Face Amount.
•	any decrease will be effective on the Policy Processing Day on or next following the date NLIC approves the request.
•	decreasing the Face Amount may result in a surrender charge or additional surrender charge, which will reduce Policy Account Value.
•	a decrease in Face Amount generally will decrease the net amount at risk, which, in turn, will decrease the cost of insurance charges. For purposes of determining the cost of insurance charge and any surrender charge, any decrease will first be used to reduce the most recent increase, then the next most recent increases in succession, and then the Initial Face Amount.
•	NLIC will not allow a decrease in Face Amount if this decrease would cause the Policy to no longer qualify as life insurance under the Code.
•	decreasing the Face Amount will not affect the Minimum Guarantee Premium, unless the owner has elected the Guaranteed Minimum Death Benefit Rider.
Settlement Options
There are several ways of receiving proceeds under the death benefit and surrender provisions of the Policy, other than in a lump sum. None of these options vary with the investment performance of the Separate Account. More detailed information concerning these settlement options is available upon request from the Service Center.
Accelerated Death Benefit
Under the Accelerated Death Benefit Rider, the owner may receive an accelerated payment of part of the Policy's death benefit in the form of a Policy loan when the Insured develops a non-correctable medical condition that is expected to result in his or her death within 12 months. For Policies issued before April 9, 2001, or the date of state approval, if later, accelerated payments of part of the Policy’s Death Benefit also may be payable if the Insured either developed a terminal illness or has been confined to a nursing care facility for at least 180 consecutive days and is expected to remain in such a facility for the remainder of his or her life.
There is no additional or recurring charge for this Rider. However, an administrative charge, currently $100 and not to exceed $250, will be deducted from the accelerated death benefit at the time it is paid. Additionally, since the benefit is made in the form of a Policy loan, interest is payable on the outstanding policy loan and on the Death Benefit lien. The federal income tax consequences associated with adding the Accelerated Death Benefit Rider or receiving the accelerated death benefit are uncertain. Consult a tax advisor before adding the Accelerated Death Benefit Rider to the Policy or requesting an accelerated death benefit.
Long-Term Care Benefits
NLIC offers three Long-Term Care Benefit Riders under the Policy: the Long-Term Care Acceleration Benefit Rider ("LTC Acceleration Rider"), the Long-Term Care Waiver Benefit Rider ("LTC Waiver Rider"), and the Long-Term Care Extended Insurance Benefit Rider ("LTC Extended Rider"). If the owner elects to add the LTC Acceleration Rider to the Policy, the LTC Waiver Rider is also added. The owner may also add the LTC Extended Rider. The owner cannot elect to add either the LTC Waiver Rider or the LTC Extended Rider alone.
Under these Riders, the owner may receive periodic payments of a portion of the death benefit if the Insured becomes "chronically ill" so that the Insured:
•	is unable to perform at least two activities of daily living without substantial human assistance for a period of at least 90 days due to a loss of functional capacity; or
•	requires substantial supervision to protect the Insured from threats to health and safety due to his or her own severe cognitive impairment.
The Long-Term Care Benefit Riders also provide for the payment of monthly Premiums (equal on an annual basis to the minimum annual premium specified on the Policy schedule) up to the date specified in the Policy schedule, and the waiver of Monthly Deductions after that date, as well as a residual death benefit.
Additionally, these Riders provide for periodic reimbursements of expenses incurred for qualified long-term care services following the full payment of the acceleration death benefit.
Each of the Long-Term Care Benefit Riders imposes a monthly charge on either the net amount at risk under the Policy or the coverage amount of the Rider. Depending on the Rider, the charge may be at a rate that varies based on the Attained Age and sex of the Insured and increases annually as the Insured ages, or may be level for the duration of the Rider and based on the Attained Age of the Insured when the Rider is issued. If the owner increases the Rider coverage amount, a new charge, based on the Attained Age of the Insured at that time, may apply to the increase. NLIC may increase the rates for these charges on a specific class or classes of Policies. Once NLIC begins to pay benefits, NLIC waive the charge under certain of the Riders until the Insured no longer qualifies for Rider benefits and is not chronically ill.
There may be federal income tax consequences associated with the Long-Term Care Benefit Riders. NLIC believes that benefits payable under the LTC Acceleration Rider and the LTC Extended Rider should be excludable from gross income under the Code. The exclusion of the LTC Acceleration Rider and the LTC Extended Rider benefit payments from taxable income, however, is contingent on each Rider meeting specific requirements under the Code. While guidance is limited, NLIC believse that the LTC Acceleration and the LTC Extended Riders should each satisfy these requirements.
The owner will be deemed to have received a distribution for tax purposes each time a deduction is made from the Policy Account Value to pay charges for the LTC Acceleration Rider or the LTC Extended Rider. The distribution generally will be taxed in the same manner as any other distribution under the Policy. In addition, the implications to the Policy's continued qualification as a life insurance contract for federal tax purposes due to any reductions in death benefits under the Policy resulting from a benefit payment under the LTC Acceleration Rider are unclear. Consult a tax advisor before adding the Long-Term Care Benefit Riders to the Policy.
Surrenders and Partial Withdrawals
Surrenders
The owner may request to Surrender the Policy for its Net Cash Surrender Value as calculated at the end of the Valuation Day when NLIC receives the request, subject to the following conditions:

•	The owner must complete and sign a surrender form and send it to the Service Center. The owner may obtain the surrender form by calling (800) 688-5177.
•	the Insured must be alive and the Policy must be in force when the request is made, and the request must be made before the Final Policy Date. NLIC may require return of the Policy.
•	if the Policy is Surrendered during the first 12 Policy Years (or during the first 12 years after an increase in the Face Amount), the owner will incur a surrender charge, see Charges and Deductions.
•	Once the Policy is Surrendered, all coverage and other benefits under it cease and cannot be reinstated.
•	NLIC generally will pay the Net Cash Surrender Value to you in a lump sum within seven days after NLIC receives your completed, signed surrender form unless the owner requests other arrangements. NLIC may postpone payment of Surrenders under certain conditions.
A Surrender may have tax consequences, see Federal Tax Considerations.
Policy Restoration after a Surrender
Prior to the Insured's death, NLIC will permit restoration of a surrendered policy pursuant to the established procedures to meet the requirements of state insurance law regarding the replacement of life insurance (i.e., use of the Proceeds from a surrendered policy to purchase a new policy). Restored policies will be treated as if they were never surrendered for all purposes, including Investment Experience, interest, and deduction of charges.
For additional information and a description of our current policy restoration requirements and procedures see the Policy Restoration Procedure section of the Statement of Additional Information to this prospectus or contact the Service Center. The Statement of Additional Information is available free of charge and can be obtained using the Service Center contact information on the front page of this prospectus.
Partial Withdrawals
After the first Policy Year, the owner may make a Written Request to withdraw part of the Net Cash Surrender Value subject to certain conditions. NLIC will process each partial withdrawal at the unit values next determined after receipt the request. NLIC generally will pay a partial withdrawal request within seven days after the Valuation Day, on which NLIC receives the request. NLIC may postpone payment of partial withdrawals under certain conditions.
Rules for Partial Withdrawals
•	the request must be for at least $1,500.
•	for each partial withdrawal, NLIC deducts a $25 fee from the remaining Policy Account Value, see Charges and Deductions.
•	the Insured must be alive and the Policy must be in force when the request is made, and this request must be made before the Final Policy Date.
•	The owner can specify the Subaccount(s) from which to make the partial withdrawal but may not specify that the partial withdrawal be deducted from the Guaranteed Account. If no specification is made, NLIC will deduct the amount (including any fee) from the Subaccounts and the Guaranteed Account on a pro rata basis (that is, based on the proportion that each Subaccount value and the Guaranteed Account value bears to the unloaned Policy Account Value).
•	No partial withdrawals may be taken if, or to the extent that, the partial withdrawal would reduce the Face Amount below the minimum Face Amount.
Effect of Partial Withdrawals
•	a partial withdrawal can affect the Face Amount, death benefit, and net amount at risk (which is used to calculate the cost of insurance charge, see Charges and Deductions.
•	if death benefit Option A is in effect, NLIC will reduce the Face Amount by the amount of the partial withdrawal (including the partial withdrawal charge). Any decrease in Face Amount due to a partial withdrawal will first reduce the most recent increase in Face Amount, then the next most recent increases in succession, and lastly, the Initial Face Amount.
•	if the owner purchased an Additional Insurance Benefit Rider, partial withdrawals first decrease the Policy's Face Amount (beginning with the most recent increase, then the next most recent increases in succession, and then the Initial Face Amount) and then the Rider coverage amount.

•	if a partial withdrawal would cause the Policy to fail to qualify as life insurance under the Code, NLIC will not allow the partial withdrawal.
A partial withdrawal may have tax consequences, see Federal Tax Considerations.
Notwithstanding anything to the contrary set forth in this prospectus, Nationwide may accept requests submitted via telephone, subject to dollar amount limitations and payment and other restrictions to prevent fraud. Nationwide reserves the right to discontinue acceptance of telephonic requests at any time upon written notice. Contact the Service Center for current limitations and restrictions, see Contacting the Service Center.
Transfers
The owner may make transfers between and among the Subaccounts and the Guaranteed Account. NLIC determines the amount available for transfers at the end of the Valuation Period when the request is received. The following features apply to transfers under the Policy:
•	The minimum transfer is $1,000, or the total value in the Subaccount or Guaranteed Account, if less.
•	NLIC deducts a $25 charge from the amount transferred for the 13th and each additional transfer in a Policy Year. Some transfers do not count as transfers for the purpose of assessing the transfer charge, see Transfers from the Guaranteed Account.
•	NLIC may restrict the quantity and/or the mode of communication of transfer requests to prohibit disruptive trading that is deemed potentially harmful to Policy Owners, see Disruptive Trading.
•	NLIC considers each telephone, fax, email, or Written Request to be a single transfer, regardless of the number of Subaccounts (or Guaranteed Account) involved.
•	NLIC processes transfers based on unit values determined at the end of the Valuation Day when the transfer request is received at the Service Center. The corresponding Portfolio of any Subaccount determines its net asset value per each share once daily, as of the close of the regular business session of the New York Stock Exchange (usually 4:00 pm, EST), which coincides with the end of each Valuation Period. Therefore, NLIC will process any transfer request received after the close of the regular business session of the New York Stock Exchange, using the net asset value for each share of the applicable Portfolio determined as of the close of the next regular business session of the New York Stock Exchange.
Disruptive Trading
Neither the Policies nor the Portfolios are designed to support active trading strategies that require frequent movement between or among Subaccounts, sometimes referred to as market-timing, short-term trading, or disruptive trading. NLIC discourages, and will take action to deter, disruptive trading in the Policies because the frequent movement between or among Subaccounts may negatively impact other Policy Owners. Short-term trading can result in:
•	the dilution of the value of Policy Owners' interests in the Portfolio;
•	Portfolio managers taking actions that negatively impact performance (keeping a larger portion of the Portfolio's assets in cash or liquidating investments prematurely in order to support redemption requests); and
•	increased administrative costs due to frequent purchases and redemptions.
To protect Policy Owners from the negative impact of these practices, NLIC has implemented, or reserves the right to implement, several processes and restrictions aimed at eliminating the negative impact of disruptive trading strategies. NLIC cannot guarantee that these attempts to deter active trading strategies will be successful. If active trading strategies are not successfully deterred by NLIC’s actions, the performance of the Subaccounts that are actively traded will be adversely impacted. Policy Owners remaining in the affected Subaccount will bear any resulting increased costs.
Redemption Fees
Some Portfolios assess a short-term trading fee in connection with transfers from a Subaccount that occur within 60 days after the date of the allocation to that Subaccount. The fee is assessed against the amount transferred and is paid to the Portfolio. Redemption fees compensate the Portfolio for any negative impact on fund performance resulting from short-term trading.
Currently, none of the Portfolios assess a short-term trading fee.

U.S. Mail Restrictions
NLIC monitors transfer activity in order to identify those who may be engaged in disruptive trading practices. Transaction reports are produced and examined. Generally, a Policy may appear on these reports if the Policy Owner (or a third party acting on their behalf) engages in a certain number of transfers in a given period. NLIC considers each telephone, fax, email, or written request to be a single transfer, regardless of the number of Subaccounts involved.
As a result of this monitoring process, NLIC may restrict the method of communication by which transfer orders will be accepted. In general, NLIC will adhere to the following guidelines:
Trading Behavior	Our Response
six or more transfers within one calendar quarter	NLIC will mail a letter to the Policy Owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfers events total 11 within two consecutive calendar quarters or 20 within one calendar year, the Policy Owner will be limited to submitting transfer requests via U.S. mail.

11 transfer events within two consecutive calendar quarters OR 20 transfers within one calendar year	NLIC will automatically limit the Policy Owner to submitting transfer requests via U.S. mail.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, expedited U.S. mail, and expedited delivery via private carrier.
For calendar year restrictions, each January 1, NLIC will start the monitoring anew, so that each Policy starts with 0 transfer events each January 1. However, for restrictions on transfer events within two consecutive calendar quarters, Nationwide does not start the monitoring anew on January 1. Instead, Nationwide refreshes the transfer event restriction period at the beginning of each calendar quarter considering only transfers that occur in the current calendar quarter and occurred in the immediately preceding calendar quarter, see Other Restrictions.
Managers of Multiple Policies
Some investment advisors/representatives manage the assets of multiple NLIC policies and/or contracts pursuant to trading authority granted or conveyed by multiple Policy Owners. NLIC will generally require these multi-contract advisors to submit all transfer requests via U.S. mail.
Other Restrictions
NLIC reserves the right to refuse or limit transfer requests, or take any other action deemed necessary, in order to protect Policy Owners, Payees, and Beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Policy Owners, or 3rd parties acting on their behalf. In particular, trading strategies designed to avoid or take advantage of NLIC’s monitoring procedures, and other measures aimed at curbing harmful trading practices, that are determined by NLIC to constitute harmful trading practices, may be restricted. In the event a restriction NLIC imposes results in a transfer request being rejected, NLIC will notify the policy owner the transfer request has been rejected. Any restrictions that NLIC implements will be applied consistently and uniformly. Some transfers do not count as transfers for purposes of monitoring for disruptive trading, see Transfers of Policy Account Value.
Portfolio Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, NLIC is required to enter into written agreements with the Portfolios which allow them to:

(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of policy owners;
(2)	request the amounts and dates of any purchase, redemption, transfer or exchange request ("transaction information"); and
(3)	instruct NLIC to restrict or prohibit further purchases or exchanges by policy owners that violate policies established by the Portfolio (whose policies may be more restrictive than NLIC’s policies).
NLIC is required to provide such transaction information to the Portfolios upon their request. In addition, NLIC is required to restrict or prohibit further purchases or exchange requests upon instruction from the Portfolios. NLIC and any affected policy owner may not have advance notice of such instructions from a Portfolio to restrict or prohibit further purchases or exchange requests. If a Portfolio refuses to accept a purchase or exchange request submitted by NLIC, NLIC will keep any affected policy owner in their current Portfolio allocation.
Transfers from the Guaranteed Account
An owner may make one transfer out of the Guaranteed Account within 30 days prior to or following each Policy Anniversary. The amount transferred may not exceed 25% of the Guaranteed Account value. However, if the Guaranteed Account value is less than $1,000, the entire Guaranteed Account value may be transferred. If NLIC receives arequest for this transfer within 30 days prior to the Policy Anniversary, the transfer will be made as of the Policy Anniversary. If this request is received within 30 days after the Policy Anniversary, the transfer will be made as of the date NLIC receives the request at the Service Center.
Dollar Cost Averaging
The owner may elect to participate in a dollar cost averaging program in the Application or by completing an election form. Dollar cost averaging is an investment strategy designed to reduce the investment risks associated with market fluctuations. The strategy spreads the allocation of Premium into the Subaccounts or Guaranteed Account over a period of time by systematically and automatically transferring, on a monthly basis, specified dollar amounts from any selected Subaccount to any other Subaccount(s) or the guaranteed account. This allows the owner to potentially reduce the risk of investing most of his or her Premium into the Subaccounts at a time when prices are high. NLIC does not assure the success of this strategy. Success depends on market trends. NLIC cannot guarantee that dollar cost averaging will result in a profit or protect against loss. The owner should carefully consider his or her financial ability to continue the program over a long enough period of time to purchase units when their value is low as well as when it is high. There is no additional charge for dollar cost averaging. NLIC may modify, suspend, or discontinue the dollar cost averaging program at any time upon 30 days Written Notice. Dollar cost averaging transfers do not count as transfers for purposes of assessing the transfer fee and do not count as transfers for purposes of monitoring for disruptive trading.
Automatic Asset Rebalancing
NLIC also offers an automatic asset rebalancing program under which NLIC will automatically transfer amounts quarterly or annually to maintain a particular percentage allocation among the Subaccounts. Policy Account Value allocated to each Subaccount will grow or decline in value at different rates. The automatic asset rebalancing program automatically reallocates the Policy Account Value in the Subaccounts at the end of each quarterly or annual period to match the Policy's currently effective premium allocation schedule. The automatic asset rebalancing program will transfer Policy Account Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value (or not increased as much). The automatic asset rebalancing program does not guarantee gains, nor does it assure that there will not be losses. Policy Account Value in the Guaranteed Account is not available for this program. There is no additional charge for the automatic asset rebalancing program. NLIC may modify, suspend, or discontinue the automatic asset rebalancing program at any time. Automatic asset rebalancing transfers do not count as transfers for purposes of assessing the transfer fee. However, automatic asset rebalancing transfers do count as transfers for purposes of monitoring for disruptive trading.

Additional Transfer Rights
Special Transfer Right
Once, at any time during the first two years following the Policy Issue Date, the owner may request a transfer of the entire amount in the Separate Account to the Guaranteed Account, and the allocation of all future Net Premiums to the Guaranteed Account. This serves as an exchange of the Policy for the equivalent of a flexible premium fixed benefit life insurance policy. NLIC will not assess any transfer or other charges in connection with the special transfer right, and this transfer will not count as a transfer for purposes of assessing a transfer fee or for purposes of monitoring for disruptive trading.
Conversion Privilege for Increase in Face Amount
Once, at any time during the first two years following an increase in the Policy's Face Amount, the owner may exchange the amount of the increase for a fixed benefit permanent life insurance policy without Evidence of Insurability. Such an exchange may have tax consequences. Premiums under this new policy will be based on the rates in effect for the same sex, Attained Age, and Premium Class of the Insured on the effective date of the increase in the Face Amount. The new policy will have the same Face Amount and Policy Issue Date as the amount and effective date of the increase. NLIC will refund the expense charge for the increase and the Monthly Deductions for the increase made on each Policy Processing Day between the effective date of the increase to the date of conversion. NLIC will not assess any transfer charges in connection with this conversion privilege, and this transfer will not count as a transfer for purposes of assessing a transfer fee or for purposes of monitoring for disruptive trading.
Change in Subaccount Investment Policy
If the investment policy of a Subaccount is materially changed, the owner may transfer the portion of the Policy Account Value in that Subaccount to another Subaccount or to the Guaranteed Account.
Loans
While the Policy is in force, the owner may submit a request to borrow money from NLIC using the Policy as the only collateral for the loan. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms. The Owner may increase his or her risk of Lapse if he or she takes a loan. A loan that is taken from, or secured by, a Policy may have tax consequences.
Notwithstanding anything to the contrary set forth in this prospectus, Nationwide may accept requests submitted via telephone, subject to dollar amount limitations and payment and other restrictions to prevent fraud. Nationwide reserves the right to discontinue acceptance of telephonic requests at any time upon written notice. Contact the Service Center for current limitations and restrictions, see Contacting the Service Center.
Loan Conditions:
•	the minimum loan is $500.
•	the maximum loan is the Net Cash Surrender Value as of the date of the loan.
•	to secure the loan, NLIC will transfer an amount as collateral to the Loan Account. This amount is equal to the amount of the loan (adjusted by the guaranteed earned interest rate and the charged interest rate to the next Policy Anniversary). The owner may request that NLIC transfers this amount from specific Subaccounts. The owner may not request that NLIC transfer this amount from the Guaranteed Account. If no Subaccounts are specified, NLIC will transfer the loan from the Subaccounts and the Guaranteed Account on a pro rata basis based on the proportion that the values in the Subaccounts and Guaranteed Account bear to the unloaned Policy Account Value. Transfers to and from the Loan Account do not count as transfers for purposes of assessing a transfer fee or for purposes of monitoring for disruptive trading.
•	NLIC charges you 6% interest per year Charged Interest Rate on the loan.
•	amounts in the Loan Account earn interest at an annual rate guaranteed not to be lower than 4.0% (Earned Interest Rate). NLIC may credit the Loan Account with an interest rate different than the rate credited to Net Premiums allocated to the Guaranteed Account. NLIC currently credits 4% to amounts in the Loan Account until the 10th Policy Anniversary or Attained Age 60, whichever is later, and 5.75% annually thereafter. Interest credited to the Loan Account is an obligation of NLIC’s general account is dependent on NLIC’s financial strength and claims paying ability. The tax consequences associated with loans taken from or secured by a Policy that is not a MEC are unclear when the interest earned on the loan is increased to 5.75%.

•	the owner may repay all or part of his or her Indebtedness at any time while the Insured is alive and the Policy is in force. Upon each loan repayment, NLIC will allocate an amount equal to the loan repayment (but not more than the amount of the outstanding loan) from the Loan Account back to the Subaccounts and/or Guaranteed Account according to the pro rata basis upon which NLIC originally transferred the loan collateral from the Subaccounts and/or Guaranteed Account as described above. NLIC will allocate any repayment in excess of the amount of the outstanding loan to the Subaccounts and/or the Guaranteed Account based on the amount of interest due on the portion of the outstanding loan allocated to each such account.
•	while the loan is outstanding, NLIC will credit all payments sent as loan repayments unless provided Written Notice for the payments to be applied as Premium payments. New York residents: NLIC will credit all payments sent as Premium payments unless provided Written Notice for the payments to be applied as loan repayments.
•	a loan, whether or not repaid, affects the Policy, the Policy Account Value, the Net Cash Surrender Value, and the death benefit. Loan amounts are not affected by the investment performance of the Subaccounts and may not be credited with the interest rates accruing on the Guaranteed Account. NLIC will deduct any Indebtedness from the Policy Account Value upon Surrender or from the Insurance Proceeds payable on the Insured's death.
•	if Indebtedness causes the Net Cash Surrender Value on a Policy Processing Day to be less than the Monthly Deduction due, the Policy will enter a Grace Period, see Policy Lapse and Reinstatement.
•	NLIC normally pays the amount of the loan within seven days after receipt of a loan request. NLIC may postpone payment of loans under certain conditions.
There are risks involved in taking a loan, including the potential for a Policy to Lapse if projected earnings, taking into account outstanding loans, are not achieved. If the Policy is a MEC, a loan will be treated as a partial withdrawal for federal income tax purposes, see Policy Lapse and Reinstatement. In addition, if a loan is taken from a Policy that is part of a plan subject to the Employee Retirement Income Security Act of 1974 ("ERISA"), the loan will be treated as a "prohibited transaction" subject to certain penalties unless additional ERISA requirements are satisfied. The Owner of such a Policy should seek competent advice before requesting a Policy loan.
Contacting the Service Center
Written requests for transactions, information, paperwork or other services are accepted by regular mail at NLIC’s Service Center at Nationwide Financial Service Relations, P.O. Box 182835, Columbus, OH 43218-2835. NLIC’s overnight mailing address is Nationwide, 3400 Southpark Place, Suite A, DSPF-D4, Grove City, Ohio 43123-4856.
Internet access is also available to the Owner at https://provconnect.nationwidefinancial.com.
In addition to written requests, transfers, automatic asset rebalancing, loans (excluding 403(b) plans), exercise of the Special Transfer Right, and partial withdrawals (fax and email only) may be made based upon instructions given by telephone, fax, and email, provided the appropriate election has been made at the time of application or proper authorization is provided to NLIC. NLIC reserves the right to suspend telephone, fax, and email privileges at any time for any class of Policies, for any reason. Contact the Service Center for telephone requests at 1-800-688-5177 and at 1-888-677-7393 for fax requests.
NLIC will employ reasonable procedures to confirm that instructions communicated by telephone, fax, and email are genuine, and if NLIC follows such procedures, it will not be liable for any losses due to unauthorized or fraudulent instructions. NLIC, however, may be liable for such losses if it does not follow those reasonable procedures. The procedures NLIC will follow for telephone, fax, and email transactions include requiring some form of personal identification prior to acting on instructions, providing written confirmation of the transaction, and making a tape-recording of any instructions given by telephone.
Telephone, fax, and email may not always be available. Any telephone, fax, or computer system, whether it is the Owner's, the Owner's service provider's or agent's, or NLIC's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent the processing of a request. Although NLIC has taken precautions to help its systems handle heavy use, NLIC cannot promise complete reliability under all circumstances. If problems arise, the request should be made in writing to the Service Center.
If the Owner is provided a personal identification number ("PIN") in order to execute electronic transactions, the Owner should protect his or her PIN because self-service options will be available to the Owner's agent of record and to anyone who provides the Owner's PIN. NLIC will not be able to verify that the person providing instructions by telephone, fax, or email is the Owner or authorized by the Owner.

Service and transaction requests will generally be processed on the Valuation Period they are received at the Service Center as long as the request is in good order. Good order generally means that all necessary information to process the request is complete and in a form acceptable to NLIC. If a request is not in good order, NLIC will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. NLIC reserves the right to process any transaction request sent to a location other than the Service Center on the Valuation Period it is received at the Service Center. On any day the post office is closed, NLIC is unable to retrieve service and transaction requests that are submitted by mail. This will result in a delay of the delivery of those requests to the Service Center.
NLIC’s variable life insurance business is highly dependent upon the effective operation of its computer systems and those of its business partners, so its business is potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. Cyber-attacks affecting NLIC, the underlying mutual funds, intermediaries and other affiliated or third-party service providers may adversely affect NLIC and policy values. For instance, cyber-attacks may interfere with the ability of NLIC to process policy transactions, including the processing of orders from NLIC’s website or with the underlying mutual funds, impact NLIC’s ability to calculate Policy Account Values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject NLIC and/or its service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. There can be no assurance that NLIC or the underlying mutual funds or NLIC’s service providers will avoid losses affecting policies due to cyber-attacks or information security breaches in the future.
Policy Lapse and Reinstatement
Lapse
The Policy may enter a 61-day Grace Period and possibly Lapse (terminate without value) if the Net Cash Surrender Value is not enough to pay the Monthly Deduction and other charges. If the owner has taken a loan, then the Policy also will enter a Grace Period (and possibly Lapse) whenever Indebtedness reduces the Net Cash Surrender Value to zero.
The Policy will not Lapse:
(1)	during the first five Policy Years or during the first eight Policy Years for Policies issued on or before July 31, 2005, if paid Premiums, less any Indebtedness and partial withdrawals, are in excess of the Minimum Guarantee Premium;
(2)	if the owner purchases a Guaranteed Minimum Death Benefit Rider and meet certain conditions; or
(3)	if the owner makes a payment equal to three Monthly Deductions before the end of the Grace Period.
If the Policy enters a Grace Period, NLIC will mail a notice to the owner’s last known address. The 61-day Grace Period begins on the date of the notice. The notice will indicate that the payment amount of three Monthly Deductions is required and will also indicate the final date by which NLIC must receive the payment to keep the Policy from Lapsing. If NLIC does not receive the specified minimum payment by the end of the Grace Period, all coverage under the Policy will terminate and the owner will receive no benefits. The owner may reinstate a Lapsed Policy if he or she meets certain requirements. If the Insured dies during the Grace Period, NLIC will pay the Insurance Proceeds.
Reinstatement
Unless the Policy has been surrendered, the owner may reinstate a Lapsed Policy at any time while the Insured is alive and within three years after the end of the Grace Period (and prior to the Final Policy Date) by submitting all of the following items to the Service Center:

(1)	a Written Notice requesting reinstatement;
(2)	satisfactory evidence of Insurability; and
(3)	payment of sufficient Premium to keep the Policy in force for at least three months following the date of reinstatement.
The effective date of reinstatement will be the first Policy Processing Day on or next following the date NLIC approves the Application for reinstatement. The reinstated Policy will have the same Policy Date as it had prior to the Lapse. Upon reinstatement, the Policy Account Value will be based upon the Premium paid to reinstate the Policy.
Nationwide Life Insurance Company
Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products. It is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico.
Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.
Before January 1, 2010, the Policies were issued by Nationwide Life Insurance Company of America ("NLICA"), at that time a wholly owned subsidiary of Nationwide Financial Services, Inc. ("NFS"), a holding company. NLICA was chartered by the Commonwealth of Pennsylvania in 1865 under the name Provident Mutual Life Insurance Company ("PMLIC"). On October 1, 2002, PMLIC converted from a mutual insurance company to a stock insurance company, changed its name to NLICA, and became a wholly owned subsidiary of NFS, pursuant to terms of a sponsored demutualization. Also, as a part of the sponsored demutualization, the Provident Mutual Variable Life Separate Account changed its name to the Nationwide Provident VLI Separate Account 1 (the "Separate Account").
The Guaranteed Account
An Owner may allocate some or all of the Net Premiums and transfer some or all of the Policy Account Value to the Guaranteed Account, which is part of NLIC's General Account and pays interest at declared rates guaranteed for each calendar year (subject to a minimum guaranteed interest rate of 4%). The principal, after deductions, is also guaranteed. NLIC's General Account supports its insurance and annuity obligations. The Guaranteed Account has not, and is not required to be, registered with the SEC under the Securities Act of 1933, and neither the Guaranteed Account nor NLIC's General Account has been registered as an investment company under the Investment Company Act of 1940. Therefore, neither NLIC's General Account, the Guaranteed Account, nor any interest therein are generally subject to regulation under the 1933 Act or the 1940 Act. The disclosures relating to these accounts that are included in this prospectus are for prospective Owners' information and have not been reviewed by the SEC.
The portion of the Policy Account Value allocated to the Guaranteed Account will be credited with rates of interest, as described below. Since the Guaranteed Account is part of NLIC's General Account, NLIC assumes the risk of investment gain or loss on this amount. All assets in the General Account are subject to NLIC's general liabilities from business operations.
Minimum Guaranteed and Current Interest Rates
The Guaranteed Account value is guaranteed to accumulate at a minimum effective annual interest rate of 4%. NLIC will credit the Guaranteed Account value with current rates in excess of the minimum guarantee but is not obligated to do so. These current interest rates are influenced by, but do not necessarily correspond to, prevailing general market interest rates. Since NLIC, in its sole discretion, anticipates changing the current interest rate from time to time, different allocations to and from the Guaranteed Account will be credited with different current interest rates. The interest rate to be credited to each amount allocated or transferred to the Guaranteed Account will apply to the end of the calendar year in which such amount is received or transferred. At the end of the calendar year, NLIC reserves the right to declare a new current interest rate on such amount and accrued interest thereon (which may be a different current interest rate than the current interest rate on new allocations to the Guaranteed Account on that date). The rate declared on such amount and accrued interest thereon at the end of each calendar year will be guaranteed for the following calendar year. Any interest credited on the amounts in the Guaranteed Account in excess of the minimum guaranteed rate of 4% per year will be determined in the sole discretion of NLIC. The Owner assumes the risk that interest credited may not exceed the guaranteed minimum rate.
Amounts deducted from the Guaranteed Account for partial withdrawals, Policy loans, transfers to the Subaccount, Monthly Deductions or other changes are currently, for the purpose of crediting interest, accounted for on a last-in, first-out ("LIFO") method.
NLIC reserves the right to change the method of crediting interest from time to time, provided that such changes do not have the effect of reducing the guaranteed rate of interest below 4% per annum or shorten the period for which the interest rate applies to less than a calendar year (except for the year in which such amount is received or transferred).
Calculation of Guaranteed Account Value
The Guaranteed Account value at any time is equal to amounts allocated and transferred to it plus interest credited to it, minus amounts deducted, transferred or withdrawn from it.
Interest will be credited to the Guaranteed Account on each Policy Processing Day as follows: for amounts in the account for the entire Policy Month, from the beginning to the end of the month; for amounts allocated to the account during the prior Policy Month, from the date the Net Premium or loan repayment is allocated to the end of the month; for amounts transferred to the account during the Policy Month, from the date of transfer to the end of the month; and for amounts deducted or withdrawn from the account during the prior Policy Month, from the beginning of the month to the date of deduction or withdrawal.
Surrenders and partial withdrawals from the Guaranteed Account may be delayed for up to six months, see Payment of Policy Benefits.
Transfers from the Guaranteed Account
Within 30 days prior to or following any Policy Anniversary, one transfer is allowed from the Guaranteed Account to any or all of the Subaccounts. The amount transferred from the Guaranteed Account may not exceed 25% of the value of such account. If the request for such transfer is received within 30 days prior to the Policy Anniversary, the transfer will be made as of the Policy Anniversary; if the written request is received within 30 days after the Policy Anniversary, the transfer will be made as of the date NLIC receives the request at its Service Center.
It is important to remember any guaranteed benefits or interest crediting associated with the Guaranteed Account is subject to our claims paying ability.
The Separate Account
The Separate Account is a separate investment account to which assets are allocated to support the benefits payable under the Policies as well as other variable life insurance policies NLIC may issue. The Separate Account was originally established under Delaware law. Upon closure of the merger of NLICA into NLIC on December 31, 2009, the Separate Account became subject to, and will be operated in compliance with, Ohio law.
The assets of the Separate Account are owned by NLIC. However, these assets are held separate from other assets and are not part of NLIC's General Account. NLIC is obligated to pay all benefits under the Policies. The portion of the Separate Account's assets equal to the reserves and other liabilities under the Policies (and other policies) supported by the Separate Account are not chargeable with liabilities arising out of any other business that NLIC may conduct. NLIC may transfer to its General Account any assets of the Separate Account that exceed the reserves and Policy liabilities of the Separate Account (which will always be at least equal to the aggregate Policy Account Value allocated to the Separate Account under the Policies). The income, gains and losses, realized or unrealized, from the assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to other income, gains or losses of NLIC. NLIC may accumulate in the Separate Account the accrued charges for mortality and expense risks and investment results attributable to assets representing such charges.
The Separate Account is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act") as a unit investment trust type of investment company. Such registration does not involve any supervision of the management or investment practices or policies of the Separate Account by the SEC. The Separate Account meets the definition of a "Separate Account" under federal securities laws. The Separate Account has Subaccounts which each invest exclusively in Portfolios of mutual funds. NLIC reserves the right to make structural and operational changes affecting the Separate Account, see Addition, Deletion, or Substitution of Investments.

NLIC does not guarantee any money that the Owner places in the Subaccounts. The value of each Subaccount will increase or decrease, depending on the investment performance of the corresponding Portfolio. The Owner could lose some or all of his or her money.
The Funds
Each of the Funds offered in this Policy is registered with the SEC under the 1940 Act as an open-end management investment company. The SEC does not, however, supervise the management or the investment practices and policies of the Funds or their Portfolios. The assets of each Portfolio are separate from the assets of other portfolios of that Fund and each Portfolio has separate investment objectives and policies. Some of the Funds may, in the future, create additional Portfolios. The investment experience of each Subaccount depends on the investment performance of its corresponding Portfolio. For more detail about each Portfolio, refer to each Portfolio's prospectus and/or Appendix A: Portfolio Information.
These Portfolios are not available for purchase directly by the general public, and are not the same as other mutual fund portfolios with very similar or nearly identical names that are sold directly to the public. However, the investment objectives and policies of certain Portfolios available under the Policy are very similar to the investment objectives and policies of other portfolios that are or may be managed by the same investment advisor or manager. Nevertheless, the investment performance of the Portfolios available under the Policy may be lower or higher than the investment performance of these other (publicly available) portfolios. There can be no assurance, and NLIC makes no representation, that the investment performance of any of the Portfolios available under the Policy will be comparable to the investment performance of any other portfolio, even if the other portfolio has the same investment advisor or manager, the same investment objectives and policies, and a very similar name.
Additional Information about the Funds and Portfolios
No one can assure that any Portfolio will achieve its stated objectives and policies.
More detailed information concerning the investment objectives, policies and restrictions of the Portfolios, the expenses of the Portfolios, the risks attendant to investing in the Portfolios and other aspects of the Funds' operations can be found in the current prospectus for each Fund and the current Statement of Additional Information for the Funds. The Funds' prospectuses should be read carefully and kept for future reference before any decision is made concerning the allocation of Net Premium or transfers of Policy Account Value among the Subaccounts.
NLIC (or an affiliate) may receive compensation from a Fund or its investment advisor or distributor (or affiliates thereof) in connection with administration, distribution, or other services provided with respect to the Funds and their availability through the Policies. The amount of this compensation is based upon a percentage of the assets of the Fund attributable to the Policies and other policies issued by NLIC (or an affiliate). These percentages differ, and some Funds, advisors, or distributors (or affiliates) may pay NLIC (or an affiliate) more than others. NLIC also may receive 12b-1 fees.
Addition, Deletion, or Substitution of Investments
Where permitted by applicable law, NLIC reserves the right to make certain changes to the structure and operation of the Separate Account without the Owner's consent, including, among others, the right to:

(1)	remove, combine, or add Subaccounts and make the new Subaccounts available to the Owner at NLIC's discretion;
(2)	substitute shares of another registered open-end management company, which may have different fees and expenses, for shares of a Subaccount at NLIC's discretion;
(3)	substitute or close Subaccounts to allocations of premiums or Policy Account Value, or both, and to existing investments or the investment of future premiums, or both, at any time in NLIC's discretion;
(4)	transfer assets supporting the Policies from one Subaccount to another or from the Separate Account to another separate account;
(5)	combine the Separate Account with other separate accounts, and/or create new separate accounts;
(6)	deregister the Separate Account under the 1940 Act, or operate the Separate Account as a management investment company under the 1940 Act, or as any other form permitted by law; and
(7)	modify the provisions of the Policy to reflect changes to the Subaccounts and the Separate Account and to comply with applicable law.
The particular Portfolios available under the Policies may change from time to time. Specifically, Portfolios or Portfolio share classes that are currently available may be removed or closed off to future investment. New Portfolios or new share classes of currently available Portfolios may be added. Policy Owners will receive notice of any such changes that affect their Policy.
The Funds, which sell their shares to the Subaccounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Subaccounts. NLIC will not make any such changes without receiving any necessary approval of the SEC and applicable state insurance departments. NLIC will notify the Owner of any changes.
Substitution of Securities
NLIC may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
Nationwide will not substitute shares of any underlying mutual fund in which the sub-accounts invest without any necessary prior approval of the appropriate state or federal regulatory authorities. All affected policy owners will be notified in the event there is a substitution, elimination or combination of shares.
Deregistration of the Separate Account
NLIC may deregister Nationwide Provident VLI Separate Account 1 under the 1940 Act in the event the separate account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account or for any other purpose approved by the SEC.
No deregistration may take place without the prior approval of the SEC. All policy owners will be notified in the event NLIC deregisters Nationwide Provident VLI Separate Account 1.
Voting Rights
All of the assets held in the Subaccounts of the Separate Account will be invested in shares of corresponding Portfolios of the Funds. The Funds do not hold routine annual shareholders' meetings. Shareholders' meetings will be called whenever each Fund believes that it is necessary to vote to elect the Board of Directors of the Fund and to vote upon certain other matters that are required by the 1940 Act to be approved or ratified by the shareholders of a mutual fund. NLIC is the legal owner of Fund shares and as such has the right to vote upon any matter that may be voted upon at a shareholders' meeting. However, in accordance with its view of present applicable law, NLIC will vote the shares of the Funds at meetings of the shareholders of the appropriate Fund or Portfolio in accordance with instructions received from Owners. Fund shares held in each Subaccount for which no timely instructions from Owners are received will be voted by NLIC in the same proportion as those shares in that Subaccount for which instructions are received.

Each Owner having a voting interest will be sent proxy material and a form for giving voting instructions. Owners may vote, by proxy or in person, only as to the Portfolios that correspond to the Subaccounts in which their Policy values are allocated. The number of shares held in each Subaccount attributable to a Policy for which the Owner may provide voting instructions will be determined by dividing the Policy's value in that Subaccount by the net asset value of one share of the corresponding Portfolio as of the record date for the shareholder meeting. Fractional shares will be counted. For each share of a Portfolio for which Owners have no interest, NLIC will cast votes, for or against any matter, in the same proportion as Owners vote. This means that when only a small number of policy owners vote, each vote has a greater impact on, and may control the outcome of the vote.
If required by state insurance officials, NLIC may disregard voting instructions if such instructions would require shares to be voted so as to cause a change in the investment objectives or policies of one or more of the Portfolios, or to approve or disapprove an investment policy or investment advisor of one or more of the Portfolios. In addition, NLIC may disregard voting instructions in favor of changes initiated by an Owner or the Fund's Board of Directors provided that NLIC's disapproval of the change is reasonable and is based on a good faith determination that the change would be contrary to state law or otherwise inappropriate, considering the Portfolio's objectives and purposes, and the effect the change would have on NLIC. If NLIC does disregard voting instructions, it will advise Owners of that action and its reasons for such action in the next semi-annual report to Owners.
The voting rights described in this prospectus are created under applicable federal securities laws and regulations. If these laws or regulations change to eliminate the necessity to solicit voting instructions from Owners or restrict voting rights, NLIC reserves the right to proceed in accordance with any such changed laws or regulations.
Charges and Deductions
Charges will be deducted in connection with the Policy to compensate NLIC for (a) providing the insurance benefits set forth in the Policy; (b) administering the Policy; (c) assuming certain risks in connection with the Policy; and (d) incurring expenses in distributing the Policy. In the event that there are any profits from fees and charges deducted under the Policy, including but not limited to mortality and expense risk charges, such profits could be used to finance the distribution of contracts.
Premium Expense Charge
Prior to allocation of Net Premium, NLIC deducts a premium expense charge from each Premium to compensate for distribution expenses and certain taxes. NLIC credits the remaining amount (the Net Premium) to Policy Account Value according to the owner’s allocation instructions. The premium expense charge consists of:
(1)	Premium Tax Charge: for state and local premium taxes based on the rate for the Insured's residence at the time the Premium is paid. Premium taxes vary from state to state but range from 0% to 4%. Kentucky imposes an additional city premium tax that applies only to 1st year premium. This tax varies by municipality and is no greater than 12%. No premium tax charge is deducted in jurisdictions that impose no premium tax; and
(2)	Percent of Premium Charge: equal to 1.5% of each Premium payment to compensate partially for federal taxes and the cost of selling the Policy. NLIC may increase this charge to a maximum of 3% of each Premium payment.
The premium expense charge is a percentage of each Premium payment. This means that the greater the amount and frequency of Premium payments the owner makes, the greater the amount of the premium expense charge NLIC will assess.
Monthly Deductions
NLIC deducts a Monthly Deduction from the Policy Account Value on the Policy Date and on each Policy Processing Day to compensate for administrative expenses and for the Policy's insurance coverage. NLIC will make deductions from each Subaccount and the Guaranteed Account in accordance with the allocation percentage for Monthly Deductions the owner chose at the time of Application, or as later changed by Written Notice. If NLIC cannot make a Monthly Deduction on this basis, NLIC will make deductions on a pro rata basis (i.e., in the same proportion that the value in each Subaccount and the Guaranteed Account bears to the unloaned Policy Account Value on the Policy Processing Day). Because portions of the Monthly Deduction, such as the cost of insurance, can vary from month to month, the Monthly Deduction will also vary.

If the Policy Date is set prior to the Policy Issue Date, a Monthly Deduction will accrue on the Policy Date and on each Policy Processing Day until the Policy Issue Date. On the Policy Issue Date, these accrued Monthly Deductions will be deducted from the Policy Account Value. The maximum amount deducted on the Policy Issue Date will equal the sum of six Monthly Deductions. NLIC will then deduct a Monthly Deduction from the Policy Account Value on each Policy Processing Day thereafter as described above.
The Monthly Deduction has four components:
(1)	the cost of insurance charge;
(2)	the monthly administrative charge;
(3)	the initial administrative charge (for the first 12 Policy Processing Days); and
(4)	charges for any Riders, as specified in the applicable Rider(s).
Cost of Insurance
NLIC asseses a monthly cost of insurance charge to compensate for underwriting the death benefit. The charge depends on a number of variables (Attained Age, sex, Premium Class, Policy Year, and net amount at risk ) that would cause it to vary from Policy to Policy and from Policy Processing Day to Policy Processing Day. The owner’s Policy's specifications page indicates the guaranteed cost of insurance charge applicable to the Policy. NLIC expects to profit from this charge and may use these profits for any lawful purpose including covering distribution expenses.
The cost of insurance charge is equal to the monthly cost of insurance rate; multiplied by the net amount at risk for the Policy on the Policy Processing Day.
The net amount risk is equal to the death benefit on the Policy Processing Day; minus the Policy Account Value on the Policy Processing Day.
NLIC calculates the cost of insurance charge separately for the Initial Face Amount and for any increase in Face Amount. If NLIC approves an increase in your Policy's Face Amount, then a different Premium Class, and a different cost of insurance rate, may apply to the increase, based on the Insured's circumstances at the time of the increase. If, however, the death benefit is the Policy Account Value times the specified percentage, the rate for the Premium Class for the Initial Face Amount will be used for the amount of the death benefit in excess of the total Face Amount.
The cost of insurance charge is determined in a similar manner for any Additional Insurance Benefit Rider coverage amount and for any increase in Rider coverage amount. Generally, the current cost of insurance rates for this Rider are lower than the current cost of insurance rates on the Policy's net amount at risk. The guaranteed cost of insurance rates under the Rider are substantially the same as the guaranteed cost of insurance rates on the Policy's net amount at risk.
Net Amount at Risk
NLIC also calculates the net amount at risk separately for the Initial Face Amount and for any increase in Face Amount. In determining the net amount at risk for each increment of Face Amount, the Policy Account Value is first considered part of the Initial Face Amount. If the Policy Account Value exceeds the Initial Face Amount, it is then considered as part of any increases in Face Amount in the order these increases took effect. The net amount at risk is affected by investment performance, loans, payments of Premiums, Policy fees and charges, the death benefit option chosen, partial withdrawals, and decreases in Face Amount.
Cost of Insurance Rates
NLIC bases the cost of insurance rates on the Insured's Attained Age, sex, Premium Class, number of full years the insurance has been in force, and the Face Amount. The actual monthly cost of insurance rates are based on expectations as to future mortality and expense experience. The rates will never be greater than the guaranteed cost of insurance rates stated in the Policy. These guaranteed rates are based on the 1980 Commissioner's Standard Ordinary Smoker and Nonsmoker Mortality Table and the Insured's Attained Age, sex, and Premium Class. For Policies issued in states that require "unisex" policies or in conjunction with employee benefit plans, the maximum cost of insurance charge depends only on the Insured's Attained Age, Premium Class, and the 1980 Commissioner's Standard Ordinary Mortality Table NB and SB. Any change in the cost of insurance rates will apply to all persons of the same Attained Age, sex, Premium Class, and number of full years insurance has been in force.

Premium Class
The Premium Class of the Insured will affect the cost of insurance rates. NLIC uses an industry-standard method of underwriting in determining Premium Classes, which are based on the health of the Insured. NLIC currently places Insureds into one of three standard classes – preferred, nonsmoker, and smoker – or into classes with extra ratings, which reflect higher mortality risks and higher cost of insurance rates.
Monthly Administrative Charge
A Monthly Administrative Charge is deducted from the Policy Account Value on the Policy Date and each Policy Processing Day as part of the Monthly Deduction. Effective on the later of June 7, 2010, or the date of any required state regulatory approval, the current Monthly Administrative Charge is increased from $7.50 to $11.00, $9.50 for policies issued in New York. This charge may be increased, but in no event will it be greater than $12 per month. This charge is intended to reimburse NLIC for ordinary administrative expenses expected to be incurred, including record keeping, processing claims and certain Policy changes, preparing and mailing reports, and overhead costs.
Initial Administrative Charge
On the first 12 Policy Processing Days, NLIC deducts a $5.00 initial administrative charge for Policy issue costs.
Charges for Riders
The Monthly Deduction includes charges for any supplemental insurance benefits added to the Policy by Rider. For example, if the Guaranteed Minimum Death Benefit Rider is elected, NLIC deducts a charge of $0.01 per every $1,000 of Face Amount on the Rider Policy Date and each Policy Processing Day thereafter to compensate for costs associated with providing the guaranteed death benefit.
Mortality and Expense Risk Charge
NLIC deducts a daily charge from each Subaccount, but not the Guaranteed Account, to compensate for certain mortality and expense risks. The mortality risk is that an Insured will live for a shorter time than NLIC projects. The expense risk is that the expenses that are incurred will exceed the administrative charge limits set in the Policy.
This charge is currently equal to the assets in each Subaccount; multiplied by 0.002055%, which is the daily portion of the annual mortality and expense risk charge rate of 0.75% during all Policy Years.
If this charge does not cover the actual costs, NLIC will absorb the loss. Conversely, if the charge more than covers actual costs, the excess is added to NLIC’s surplus. NLIC may increase this charge to a maximum annual rate of 0.90%. NLIC expects to profit from this charge and may use these profits for any lawful purpose including covering distribution expenses.
In certain situations, a portion of the mortality and expense risk charge may be offset by the Special Policy Account Value Credit, see Policy Account Values.
Surrender Charges and Additional Surrender Charges
Surrender charges and additional surrender charges are deducted to compensate NLIC partially for the cost of administering, issuing, and selling the Policy, including agent sales commissions, the cost of printing the prospectuses and sales literature, any advertising costs, medical exams, review of Applications for insurance, processing of the Applications, establishing Policy records, and Policy issue. NLIC does not expect surrender charges and additional surrender charges to cover all of these costs. To the extent that they do not, NLIC will cover the shortfall from general account assets, which may include profits from the mortality and expense risk charge and cost of insurance charge.
Surrender Charge
If the Policy Lapses or is fully Surrendered during the first 12 Policy Years, NLIC will deduct a surrender charge from the Policy Account Value and pay the remaining amount, less any outstanding Indebtedness. The payment the owner receives is called the Net Cash Surrender Value. This surrender charge does not apply to partial withdrawals.
The surrender charge consists of:

(1)	Deferred Administrative Charge: the charge described in the table below less any deferred administrative charge previously paid at the time of a decrease in Face Amount.

Policy Year(s)	Charge per $1,000 Face Amount
1-6	$4.90
7	$4.20
8	$3.50
9	$2.80
10	$2.10
11	$1.40
12	$0.70
13+	$ 0
(2)	Deferred Sales Charge: this charge equals the lesser of a or b, less any deferred sales charge previously paid at the time of a prior decrease in Face Amount, where:
(a) = 35% of all Premiums paid to the date of Surrender or Lapse; or
(b) = the following percentage of Target Premium:

Policy Year(s)	% of Target Premium for the Initial Face Amount
1-6	70%
7	60%
8	50%
9	40%
10	30%
11	20%
12	10%
13+	0%
Additional Surrender Charge
Within 12 years after the effective date of an increase in Face Amount, NLIC deducts an additional surrender charge if the Policy is Surrendered or Lapses.
The additional surrender charge consists of:
(1)	Additional Deferred Administrative Charge: the charge described in the table below less any additional deferred administrative charge previously paid at the time of a decrease in Face Amount.

Policy Year(s)	Charge Per $1,000 for Each Increase in Face Amount
1-6	$4.90
7	$4.20
8	$3.50
9	$2.80
10	$2.10
11	$1.40
12	$0.70
13+	$ 0
(2)	Additional Deferred Sales Charge: this charge equals the lesser of a or b (less any additional deferred sales charge for this increase previously paid at the time of a decrease in Face Amount), where:
(a) = 35% of Premiums allocated to the increase in Face Amount; or

(b) = the following percentage of Target Premium:

Policy Year(s)	% of Target Premium for the Initial Face Amount
1-6	70%
7	60%
8	50%
9	40%
10	30%
11	20%
12	10%
13+	0%
Decrease in Face Amount
In the event of a decrease in Face Amount before the end of the 12th Policy Year or within 12 years after an increase in Face Amount, NLIC deducts a charge that is a portion of the surrender charge and/or additional surrender charge.
•	If there have been no increases in Face Amount, NLIC determines this portion by dividing the amount of the decrease by the current Face Amount and multiplying the result by the surrender charge and/or additional surrender charge.
•	If more than one surrender charge and/or additional surrender charge is in effect because of one or more increases in Face Amount, NLIC applies the surrender charge and/or additional surrender charge in the following order: (1) the most recent increase, followed by (2) the next most recent increases in succession, and (3) the Initial Face Amount.
•	Where a decrease causes a partial reduction in an increase or in the Initial Face Amount, NLIC will deduct a proportionate share of the surrender charge or additional surrender charge for that increase or for the Initial Face Amount.
•	NLIC will deduct the surrender charge and/or additional surrender charge applicable to the decrease from the Policy Account Value and the remaining surrender charge and/or additional surrender charge will be reduced by the amount deducted.
•	NLIC will deduct the surrender charge and/or additional surrender charge from the Subaccounts and the Guaranteed Account based on the proportion that the values in the Subaccounts and the Guaranteed Account bear to the total unloaned Policy Account Value.
The surrender charge, additional surrender charge, and Target Premium vary based on the Insured's Issue or Attained Age, sex, Premium Class, and Initial Face Amount, or increase in Face Amount. The maximum Target Premium for any Policy is $54 per $1,000 of Face Amount. The Policy's specifications page indicates the surrender charges and additional surrender charges applicable to the Policy.
The surrender charge and additional surrender charge may be significant. The owner should carefully calculate these charges before requesting a Surrender or decrease in Face Amount. Under some circumstances the level of surrender charges and additional surrender charges might result in no Net Cash Surrender Value available.
NLIC will waive the surrender charge of the policy if the owner elects to surrender it in exchange for a plan of permanent fixed life insurance offered by NLIC subject to the following:
•	NLIC’s approval;
•	the owner must pay all costs associated with the exchange;
•	the Insured must satisfy NLIC’s underwriting standards of insurability; and
•	the owner has not elected any of these Riders:
(1)	Disability Waiver of Premium Rider;
(2)	Disability Waiver Benefit Rider; or
(3)	any Long-term Care Benefit Rider.
NLIC may impose a new surrender charge on the policy received in the exchange.

Face Amount Increase Charge
For Face Amount increases on and after July 25, 2007, the charge on a current basis is $0.00. Previously, Face Amount increases prior to July 25, 2007, NLIC deducted a charge of $60 plus $0.50 per $1,000 Face Amount increase (not to exceed $750) from the Policy Account Value on the effective date of the increase. The guaranteed maximum Face Amount increase charge is $60 plus $3.00 per $1,000 Face Amount increase. NLIC may begin taking a Face Amount increase charge greater than $0.00 at any time on a prospective basis. When this charge is assessed, it is deducted from the Subaccounts and the Guaranteed Account based on the allocation schedule for Monthly Deductions in effect at the time of the increase. When assessed, NLIC deducts this charge to compensate for administrative expenses incurred in connection with the increase, including medical exams, review of the Application for the increase, underwriting decisions, Application processing, and changing Policy records and the Policy.
Partial Withdrawal Charge
After the 1st Policy Year, the owner may request a partial withdrawal from Policy Account Value. For each partial withdrawal, NLIC will deduct a $25 fee from the remaining Policy Account Value. This charge is to compensate for administrative costs associated with generating the withdrawn payment and in making all calculations that may be required because of the partial withdrawal.
Transfer Charge
NLIC currently allows the owner to make 12 transfers among the Subaccounts or the Guaranteed Account each Policy Year with no additional charge.
•	NLIC deducts $25 for the 13th and each additional transfer made during a Policy Year to compensate for the costs of processing these transfers. NLIC deducts the transfer charge from the amount being transferred.
•	For purposes of assessing the transfer charge, NLIC considers each telephone, fax, email, or Written Request to be one transfer, regardless of the number of Subaccounts (or Guaranteed Account) affected by the transfer.
•	Transfers due to dollar cost averaging, automatic asset rebalancing, loans, the exchange privilege, the special transfer right, change in Subaccount investment policy, or the initial reallocation of account values from the Money Market Subaccount do NOT count as transfers for the purpose of assessing this charge.
Loan Interest Charge
Loan interest is charged in arrears on the amount of an outstanding Policy loan. Loan interest that is unpaid when due will be added to the amount of the loan on each Policy Anniversary and will bear interest at the same rate. NLIC charges an annual interest rate of 6.00% on Policy loans.
After offsetting the 4.00% interest NLIC guarantees credit to the Loan Account, the maximum guaranteed net cost of loans is 2.00% (annually). Moreover, after offsetting the 5.75% interest NLIC currently credits to the Loan Account after the first 10 Policy Years or until Attained Age 60, whichever is later, the net cost of loans is 0.25% (annually).
Portfolio Expenses
The value of the net assets of each Subaccount reflects the management fees and other expenses incurred by the corresponding Portfolio in which the Subaccount invests. For further information, consult the Portfolios' prospectuses.
Federal Income Tax Considerations
The tax treatment of life insurance policies under the Internal Revenue Code ("Code") is complex and will depend on the policy owner's particular circumstances. The policy owner should seek competent tax advice regarding the tax treatment of the policy given their situation. The following discussion provides a general overview of the Code's provisions relating to certain common life insurance policy transactions. Some of the items discussed below may not be applicable to the life insurance policy described herein. It is not and cannot be comprehensive, and it cannot replace personalized advice provided by a competent tax professional.

Types of Taxes
Federal Income Tax
Generally, the United States assesses a tax on income, which is broadly defined to include all items of income from whatever source, unless specifically excluded. Certain expenditures can reduce income for tax purposes and correspondingly the amount of tax payable. These expenditures are called deductions. While there are many more income tax concepts under the Code, the concepts of "income" and "deduction" are the most fundamental to the federal income tax treatment that pertains to this policy.
Federal Transfer Tax
In addition to the income tax, the United States also assesses a tax on some or all of the value of certain transfers of property made by gift while a person is living (the federal gift tax), and by bequest or otherwise at the time of a person's death (the federal estate tax).
The federal gift tax is imposed on the value of the property (including cash) transferred by gift. Each donor is allowed to exclude an amount per recipient from the value of present interest gifts. An unlimited marital deduction may be available for certain lifetime gifts made by the donor to the donor's spouse as well as for certain amounts that pass to the decedent’s surviving spouse.
The Tax Cuts and Jobs Act (the "Act") of 2017, doubled the basic estate and gift tax exclusion amount from $5 million to $10 million for estates of persons dying and gifts occurring after December 31, 2017. The exclusion amount is adjusted annually for inflation.
If the transfer is made to someone two or more generations younger than the transferor, the transfer may be subject to the federal generation-skipping transfer tax ("GSTT"). The GSTT provisions generally apply to the same transfers that are subject to estate or gift taxes. The GSTT is imposed at a flat rate equal to the maximum estate tax rate of 40% subject to any applicable exemptions.
State and Local Taxes
State and local estate, inheritance, income and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary. While these taxes may or may not be substantial in every policy owner's case, state by state differences of these taxes preclude a useful description of them in this prospectus.
Buying the Policy
Federal Income Tax
Generally, the Code treats life insurance premiums as a nondeductible expense for income tax purposes.
Federal Transfer Tax
Generally, the Code treats the payment of premiums on a life insurance policy as a gift when the premium payment benefits someone else (such as when premium payments are paid by someone other than the policy owner). Gifts are not generally included in the recipient's taxable income. If the policy owner (whether or not they are the insured) transfers ownership of the policy to another person, the transfer may be subject to a federal gift, estate and income tax.
Investment Gain in the Policy
The income tax treatment of increases in the policy's cash value depends on whether the policy is "life insurance" under the Code. If the policy meets the definition of life insurance, then the increase in the policy's cash value is not included in the policy owner's taxable income for federal income tax purposes unless it is distributed to the policy owner before the death of the insured.
To qualify as life insurance, the policy must meet certain tests set out in Section 7702 of the Code. Nationwide believes the policy meets the statutory requirements of Code Section 7702 and will monitor the policy’s compliance with Section 7702, and take whatever steps are necessary to stay in compliance.

Diversification
In addition to meeting the tests required under Section 7702, Section 817(h) of the Code requires that the investments of the separate account be adequately diversified. Regulations under Code Section 817(h) provide that a variable life policy that fails to satisfy the diversification standards will not be treated as life insurance unless such failure was inadvertent, is corrected, and the policy owner or the issuer pays an amount to the IRS. If the failure to diversify is not corrected, the income and gain in the policy would be currently taxed as ordinary income for federal income tax purposes.
Nationwide will also monitor compliance with Code Section 817(h) and the regulations applicable to Section 817(h) and, to the extent necessary, take appropriate action to remain in compliance.
Representatives of the IRS have informally suggested, from time to time, that the number of underlying investment options available or the number of transfer opportunities available under a variable insurance product may be relevant in determining whether the product qualifies for favorable tax treatment. In 2003, the IRS issued formal guidance, in Revenue Ruling 2003-91, which provides that if the number of underlying investment options available in a variable insurance product does not exceed 20, the number of underlying investment options alone would not cause the policy to not qualify for favorable tax treatment. The IRS has also indicated that exceeding 20 underlying investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the policy, when determining whether the policy qualifies for favorable tax treatment. The revenue ruling did not indicate the number of underlying investment options, if any, that would cause the policy to not provide favorable tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations that would limit: the number of underlying investment options, transfers between underlying investment options, exchanges of underlying investment options or changes in the investment objectives of underlying investment options such that the policy would no longer qualify as life insurance under Section 7702 of the Code, then Nationwide will take whatever steps are available to remain in compliance.
Based on the above, the policy should be treated as life insurance for federal income tax purposes.
Periodic Withdrawals, Non-Periodic Withdrawals and Loans
The tax treatment described in this section applies to withdrawals and loans, premiums Nationwide accepts but then returns in order to meet the Code's definition of life insurance, and amounts used to pay the premium on any rider to the policy.
The income tax treatment of distributions of cash and loans from the policy depends on whether the policy is also considered a modified endowment contract under the Code. Generally, the income tax consequences of owning a life insurance policy that is not a modified endowment contract are more advantageous than the tax consequences of owning a life insurance policy that is a modified endowment contract.
Depending on the policy owner's circumstances, the use of the cash value of the policy to pay for the cost of any rider to the base life policy, could be treated as a distribution, and would be subject to the rules described below. Policy owners should seek competent tax advice regarding the tax treatment of the addition of any rider to the policy taking into account the policy owner's individual facts and circumstances.
A Life Insurance Policy that is a Modified Endowment Contract
The policies offered by this prospectus may or may not be issued as modified endowment contracts. If a policy is issued as a modified endowment contract, it will always be a modified endowment contract; a policy that is not issued as a modified endowment contract can become a modified endowment contract due to subsequent transactions with respect to the policy, such as payment of additional premiums.
Section 7702A of the Code defines a modified endowment contract as those life insurance policies issued or materially changed on or after June 21, 1988 where the total premiums paid at any time during the first 7 contract years exceed the amount that would have been paid at that point if the policy provided for paid up benefits after the payment of 7 level annual premiums. Under certain conditions, a policy may become a modified endowment contract, or may become subject to a new 7-year testing period because of a "material change" or a "reduction in benefits" as defined by Section 7702A(c) of the Code.
All modified endowment contracts issued to the same owner by the same company during a single calendar year are required to be aggregated and treated as a single policy for purposes of determining the amount that is includible in income when a distribution occurs.

The Code provides special rules for the taxation of partial surrenders, loans, collateral assignments, and other pre-death distributions from modified endowment contracts. Under these special rules, such transactions are treated first as a distribution of gain to the extent that the cash value of the policy exceeds the 'investment in the contract' (generally, the net premiums paid for the policy). In addition, a 10% tax penalty generally applies to the taxable portion of such distributions unless an exception to the 10% penalty applies.
A Life Insurance Policy that is NOT a Modified Endowment Contract
If the policy is not issued as a modified endowment contract, Nationwide will monitor it and advise the policy owner if the payment of a premium, or other transaction, may cause the policy to become a modified endowment contract. It is only with the policy owner's written authorization that Nationwide will permit the policy to become a modified endowment contract. Otherwise, Nationwide will reject the requested action or refund any premium paid that exceeds the modified endowment limits.
Distributions from a life insurance policy that is not a modified endowment contract is generally treated as being first a return of nontaxable premiums paid or investment in the contract, and then taxable income after full recovery of the investment in the contract. Distributions not in excess of investment in the contract will reduce the owner's investment in the contract.
However, in certain circumstances a distribution from a policy that is not a modified endowment contract may not be treated as being first a return of investment in the contract as previously described. Pursuant to Section 7702(f)(7), a cash distribution during the first 15 years after a policy is issued and a reduction in the face amount of the death benefit may result in the cash distribution being fully or partially taxable to the policy owner. The policy owner should consult a competent tax advisor to carefully consider this potential tax consequence and seek further information before requesting any changes in the terms of the policy.
In general, interest paid on a policy loan will not be deductible. In addition, unlike a modified endowment contract, a loan from a life insurance policy that is not a modified endowment contract is not taxable when made, although it can be treated as a distribution if it is forgiven during the owner's lifetime. Distributions from policies that are not modified endowment contracts are not subject to the 10% early distribution penalty tax.
Surrender, Lapse, Maturity
A full surrender, cancellation of the policy by lapse, or the maturity of the policy on its maturity date may have adverse income tax consequences. If the amount received (or is deemed received upon maturity) plus total policy indebtedness exceeds the investment in the contract, then the excess generally will be treated as taxable ordinary income, regardless of whether the policy is a modified endowment contract. In certain circumstances, for example when the policy indebtedness is very large, the amount of tax could exceed the amount distributed to the policy owner at surrender.
The purpose of the maturity date extension feature is to permit the policy to continue to be treated as life insurance for tax purposes. Although Nationwide believes that the extension provision will cause the policy to continue to be treated as life insurance after the initially scheduled maturity date, that result is not certain due to a lack of guidance on the issue. The policy owner should consult with a qualified tax advisor regarding the possible adverse tax consequences that could result from an extension of the scheduled maturity date.
Additional Medicare Tax
Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly); $125,000 (married filing separately); or $200,000 (other individuals). The threshold for an estate or trust is $7,500.
Modified adjusted gross income is equal to adjusted gross income with several modifications; the policy owner should consult with a tax advisor regarding how to determine the policy owner’s modified adjusted gross income for purposes of determining the applicability of the surtax.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities; and may include taxable gain from the sale or surrender of a life insurance policy.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities; and may include taxable distributions from, and gain from the sale or surrenders of, life insurance policies.

Sale of a Life Insurance Policy
If a life insurance policy is transferred or sold it may be taxable to the extent of the gain in the policy and, all or a portion of the gain will be treated as ordinary income. The Tax Cuts and Jobs Act of 2017, provides that for purposes of calculating gain on the sale of a life insurance policy, the owner’s investment in the contract is not reduced for cost of insurance (COI) charges. This reverses the IRS’s position in Revenue Ruling 2009-13 that on the sale of a cash value life insurance policy, the seller’s investment in the contract is reduced by previously imposed COI charges.
Under the transfer for value rule, the sale of the policy may result in a portion of the death benefit proceeds being taxable income when paid to the beneficiary. However, exceptions to the transfer for value rule will preclude taxation of the death benefit proceeds if the transfer is to the insured under the policy, a partner of the insured, a partnership of which the insured is a partner, or to a corporation in which the insured is a shareholder or officer.
However, the Tax Cuts and Jobs Act of 2017 provides that the exceptions to the transfer for value rule noted above are not available if the life insurance policy was transferred in a reportable policy sale. Therefore, in a reportable policy sale some portion of the death benefit proceeds will be taxable.
The Tax Cuts and Jobs Act of 2017 also provides special tax reporting requirements that apply to the sale of a life insurance policy in a reportable policy sale or the transfer of a life insurance policy to a foreign person. Under these reporting requirements the buyer of a life insurance policy in a reportable policy sale must report the amount of the sales proceeds to the IRS as well as the insurance company that issued the policy. Upon receipt of 1) the report of sale from the buyer or 2) any notice of a transfer of a life insurance policy to a foreign person, the insurance company is then required to report information related to the sale or transfer of the life insurance policy to the IRS. A policy owner contemplating the transfer or sale of the policy or a transfer of the policy to a foreign person should consult a qualified tax advisor.
Exchanging the Policy for Another Life Insurance Policy
Generally, policy owners will be taxed on amounts received in excess of the investment in the contract when the policy is surrendered in full. However, if the policy is exchanged for another life insurance policy, endowment contract, or annuity contract, the policy owner will not be taxed on the excess amount if the exchange meets the requirements of Code Section 1035. To satisfy Section 1035, the insured named in the policy must be the insured under the new policy.
If the policy or contract is subject to a policy indebtedness that is discharged as part of the exchange transaction, the discharge of the indebtedness may be taxable. Policy owners should consult with their personal tax or legal advisors in structuring any policy exchange transaction.
Federal Income Taxation of Death Benefits
Death of Insured
Under Section 101 of the Code, the death benefit is generally excludable from the beneficiary’s gross income by reason of the insured’s death. However, if the policy had been transferred to a new policy owner for valuable consideration (e.g., through a sale of the policy), a portion of the death benefit may be includible in the beneficiary’s gross income when it is paid (see, Sale of Life Insurance Policy).
The payout option selected by the policy's beneficiary may affect how the payments received by the beneficiary are taxed. Under the various payout options, the amount payable to the beneficiary may include earnings on the death benefit, which will be taxable as ordinary income. For example, if the beneficiary elects to receive interest only, then the entire amount of the interest payment will be taxable to the beneficiary; if a periodic payment (whether for a fixed period or for life) is selected, then a portion of each payment will be taxable interest income, and a portion will be treated as the nontaxable payment of the death benefit. The policy's beneficiaries should consult with their tax advisors to determine the tax consequences of electing a payout option, based on their individual circumstances.
Accelerated Death Benefits
The death benefit under a life insurance policy may be distributed at a time earlier than the death of the insured, and all or a portion of the distribution may still be excludable from gross income under the Code.

Terminal Illness
The death benefit under a life insurance policy may be distributed when the insured is considered a "terminally ill individual" as that term is defined under the Internal Revenue Code. In this situation the distribution is treated as paid by reason of death of the insured and will generally be excluded from the policy owner’s gross income under Section 101 of the Code, see Federal Income Taxation of Death Benefits.
Long-Term Care
A long-term care rider issued with a life insurance policy or one that is subsequently added to the policy may allow for acceleration of all or a portion of the death benefit upon the insured being certified as a "chronically ill individual" as that term is defined under the Internal Revenue Code. If the long-term care rider meets the requirements of a qualified long-term care insurance contract as defined under Section 7702B of the Internal Revenue Code, then a distribution of all or a portion of the death benefit will generally be excluded from income under the Code. The long-term care rider issued with this life insurance policy is intended to be a qualified long-term care insurance contract under Section 7702B of the Internal Revenue Code.
The amount of the long-term care benefit that is excludable from gross income on an annual basis is limited to the greater of (1) the HIPAA per diem amount or (2) the amount of actual qualifying long-term care expenses incurred, reduced by any reimbursements received for qualifying long-term care services provided for the insured. While the long-term care rider issued with this life insurance policy may or may not pay a long-term care benefit that is limited to the HIPAA per diem amount , Nationwide cannot guarantee that the long-term care benefit will be treated as tax free. If multiple indemnity contracts are owned on a single insured, the payments received from these contracts are aggregated for purposes of determining whether the amounts received exceed the greater of the HIPAA per diem amount or the amount of actual qualifying long-term care expenses incurred.
The Tax Cuts and Jobs Act of 2017 changed the methodology used to calculate the annual inflation adjustments to the HIPAA per diem amount. The change will result in a lower rate of increase in the annual HIPAA per diem. Therefore, it is highly recommended that the policy owner consults their tax advisor when contemplating the amount of long-term care benefit to be taken under the long-term care rider.
The long-term care rider may pay benefits if the insured is receiving qualified long-term care services outside of the United States. It is the responsibility of the policy owner to determine if collecting benefits while outside the United States will subject the policy owner to taxation in the United States, the country of residence, or any other foreign jurisdiction.
Payment of long-term care rider charges will be made through deductions from the cash value of the life policy. These deductions from the cash value are considered to be distributions from the life policy for federal tax purposes and will not be included in income even if the policy owner has fully recovered their investment in the contract.
The payment of long-term care benefits made to the policy owner of the long-term care rider will be reported on a Form 1099-LTC. In addition, deductions from the cash value of the life insurance policy to pay for long-term care rider charges during the calendar year will also be reported on Form 1099-R.
This discussion of the tax treatment of the long-term care rider is not meant to be all inclusive. Due to the complexity of these rules, and because they are affected by the policy owner's facts and circumstances, the policy owner should consult with legal and tax counsel and other competent advisors regarding these matters.
Federal Transfer (Estate, Gift and Generation Skipping Transfer) Taxes
When the insured dies, the death benefit will generally be included in the insured's federal gross estate if: (1) the proceeds were payable to or for the benefit of the insured's estate; or (2) the insured held any "incident of ownership" in the policy at death or at any time within three years of death. An incident of ownership, in general, is any right in the policy that may be exercised by the policy owner, such as the right to borrow on the policy or the right to name a new beneficiary.
If the beneficiary is two or more generations younger than the insured, the death benefit may be subject to the GSTT. Pursuant to regulations issued by the Treasury, Nationwide may be required to withhold a portion of the proceeds and pay them directly to the IRS as the GSTT payment.
If the policy owner is not the insured or a beneficiary, then payment of the death benefit to the beneficiary will be treated as a gift to the beneficiary from the policy owner.

Special Considerations for Corporations
Special federal income tax considerations for life insurance policies owned by employers
Sections 101(j) and 6039I of the Code provide special rules regarding the tax treatment of death benefits that are payable under life insurance policies owned by the employer of the insured. These provisions are generally effective for life insurance policies issued after August 17, 2006. If a life insurance policy was originally issued on or before August 17, 2006, but materially modified after that date, it will be treated as having been issued after that date for purposes of Section 101(j). Policies issued after August 17, 2006 pursuant to a Section 1035 exchange generally are excluded from the operation of these provisions, provided that the policy received in the exchange does not have a material increase in death benefit or other material change with respect to the old policy.
Section 101(j) provides the general rule that, with respect to an employer-owned life insurance policy, the amount of death benefit payable to the employer that may be excluded from income cannot exceed the sum of premiums paid and other payments made by the policy owner for the policy. Consequently, under this general rule, some portion of the death benefit will be taxable.
The general rule of taxability will not apply if the statutory notice and consent requirements are satisfied before the policy is issued and one of the following apply:
1.	The insured was an employee at any time during the 12-month period before the insured’s death.
2.	At the time that the policy is issued, the insured is either a director, a "highly compensated employee" (as defined in the Code), or a "highly compensated individual" (as defined in the Code).
3.	The death benefit is paid to a family member of the insured (as defined under the Code), an individual who is a designated beneficiary (other than the employee) of the insured, a trust established for either the family member’s or beneficiary’s benefit, or the insured’s estate, or
4.	The death benefit is used to buy an equity interest in the employer from the family member of the insured, beneficiary, trust or estate.
Code Section 6039I requires any policy owner of an employer-owned policy to file an annual return showing (a) the number of employees of the policy owner, (b) the number of such employees insured under employer-owned policies at the end of the year, (c) the total amount of insurance in force with respect to those policies at the end of the year, (d) the name, address, taxpayer identification number and type of business of the policy owner, and (e) that the policy owner has a valid consent for each insured (or, if all consents are not obtained, the number of insured employees for whom such consent was not obtained). Proper recordkeeping is also required by this section.
It is the employer's responsibility to (a) provide the proper notice to each insured, (b) obtain the proper consent from each insured, (c) inform each insured in writing that the employer-owner will be the beneficiary of any proceeds payable upon the death of the insured, and (d) file the annual return required by Section 6039I. If the employer-owner fails to provide the necessary notice and information, or fails to obtain the necessary consent, the death benefit will be taxable when received. If the employer-owner fails to file a properly completed return under Section 6039I, a penalty may apply.
Due to the complexity of these rules, and because they are affected by the policy owner’s facts and circumstances, the policy owner should consult with legal and tax counsel and other competent advisors regarding these matters.
Limitation on interest and other business deductions
Section 264 of the Code imposes a number of limitations on the interest and other business deductions that may otherwise be available to businesses that own life insurance policies. In addition, the premium paid by a business for a life insurance policy is not deductible as a business expense or otherwise if the business is directly or indirectly a beneficiary of the policy.
Federal appellate and trial courts have examined the economic substance of transactions involving life insurance policies owned by corporations. These cases involved relatively large loans against the policy's cash value as well as tax deductions for the interest paid on the policy loans by the corporate policy owner to the insurance company. Under the particular factual circumstances in these cases, the courts determined that the corporate policy owners should not have taken tax deductions for the interest paid. Accordingly, the court determined that the corporations should have paid taxes on the amounts deducted. Corporations should consider, in consultation with tax advisors familiar with these matters, the impact of these decisions on the corporation's intended use of the policy.

Due to the complexity of these rules, and because they are affected by the policy owner's facts and circumstances, the policy owner should consult with legal and tax counsel and other competent advisors regarding these matters.
Business Uses of the Policy
The life insurance policy may be used in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans, and others. The tax consequences of these plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if the policy owner is contemplating using the policy in any arrangement the value of which depends in part on its tax consequences, the policy owner should be sure to consult a tax advisor as to tax attributes of the arrangement.
Non-Resident Aliens and Other Persons Who are Not Citizens of the United States
Special income tax laws and rules apply to non-resident aliens of the United States including certain withholding requirements with respect to pre-death distributions from the policy. In addition, foreign law may impose additional taxes on the policy, the death benefit, or other distributions and/or ownership of the policy.
In addition, special gift, estate and GSTT laws and rules may apply to non-resident aliens, and to transfers to persons who are not citizens of the United States, including limitations on the marital deduction if the surviving or donee spouse is not a citizen of the United States.
If the policy owner is a non-resident alien, or a resident alien, or if any of the policy's beneficiaries (including the policy owner's spouse) are not citizens of the United States, the policy owner should confer with a competent tax advisor with respect to the tax treatment of this policy.
If the policy owner, the insured, the beneficiary, or other person receiving any benefit or interest in or from the policy, are not both a resident and citizen of the United States, there may be a tax imposed by a foreign country that is in addition to any tax imposed by the United States. The foreign law (including regulations, rulings, treaties with the United States, and case law) may change and impose additional or increased taxes on the policy, payment of the death benefit, or other distributions and/or ownership of the policy.
FATCA
Under Sections 1471 through 1474 of the Internal Revenue Code (commonly referred to as FATCA), distributions from a policy to a foreign financial institution or to a nonfinancial foreign entity, each as described by FATCA, may be subject to United States tax withholding at a flat rate equal to 30% of the taxable amount of the distribution, irrespective of the status of any beneficial owner of the policy or of the distribution. Nationwide may require you to provide certain information or documentation (e.g., Form W-9 or Form W-8BEN) to determine its withholding requirements under FATCA.
Withholding and Tax Reporting
Distribution of taxable income from a life insurance policy, including a life insurance policy that is a modified endowment contract, is subject to federal income tax withholding. Generally, the recipient may elect not to have the withholding taken from the distribution. Nationwide will withhold income tax unless the policy owner advises Nationwide, in writing, of their request not to withhold. If the policy owner requests that taxes not be withheld, or if the taxes withheld are insufficient, the policy owner may be liable for payment of an estimated tax.
A policy owner is not permitted to waive withholding if the payee does not provide Nationwide with a taxpayer identification number; or if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect. In that instance, a distribution will be subject to withholding rates established by Section 3405 of the Code and will be applied against the amount of income that is distributed.
However, interest earned on a death benefit may be subject to mandatory back-up withholding. Mandatory backup withholding means that Nationwide is required to withhold taxes on income earned at the rate established by Section 3406 of the Code. Mandatory backup withholding may arise if Nationwide has not been provided a taxpayer identification number, or if the IRS notifies Nationwide that back-up withholding is required.
In certain employer-sponsored life insurance arrangements, participants may be required to report for income tax purposes, one or more of the following:
•	the value each year of the life insurance protection provided;

•	an amount equal to any employer-paid Premiums;
•	some or all of the amount by which the current value exceeds the employer's interest in the policy; and/or
•	interest that is deemed to have been forgiven on a loan that Nationwide deems to have been made by the employer.
Participants in an employer-sponsored plan relating to this policy should consult with the sponsor or the administrator of the plan, and/or with their personal tax or legal advisor to determine the tax consequences, if any, of their employer-sponsored life insurance arrangements.
Taxes and the Value of the Policy
For federal income tax purposes, a separate account is not a separate entity from the company. Thus, the tax status of the separate account is not distinct from our status as a life insurance company. Investment income and realized capital gains on the assets of the separate account are reinvested and taken into account in determining the value of Accumulation Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the policies.
At present, Nationwide does not expect to incur any federal income tax liability that would be chargeable to the accumulation units. Based upon these expectations, no charge is being made against the policy's accumulation units for federal income taxes. If, however, Nationwide determines that taxes may be incurred, Nationwide reserves the right to assess a charge for these taxes.
Nationwide may also incur state and local taxes (in addition to those described in the discussion of the premium taxes) in several states. At present, these taxes are not significant. If they increase, however, charges for such taxes may be made that would decrease the value of the policy's accumulation units.
Tax Changes
The foregoing is a general discussion of various tax matters pertaining to life insurance policies. It is based on our understanding of federal tax laws as currently interpreted by the IRS, is general and is not intended as tax advice. The policy owner should consult their independent legal, tax and/or financial professional.
The Code has been subjected to numerous amendments and changes, and it is reasonable to believe that it will continue to be revised. The United States Congress has, in the past, considered numerous legislative proposals that, if enacted, could change the tax treatment of life insurance policies. For example, the "FY 2013, Budget of the United States Government" includes a proposal which, if enacted, would affect the treatment of corporate owned life insurance policies by limiting the availability of certain interest deductions for companies that purchase those policies. No proposed statutory language has been released yet, so the specifics of the proposal cannot be addressed herein. Such a proposal, if enacted, could have an adverse tax impact on the ownership of life insurance by or for the benefit of business entities. It is reasonable to believe that such proposals, and future proposals, may be enacted into law. The U.S. Treasury Department may amend existing regulations, issue new regulations, or adopt new interpretations of existing law that may differ from its current positions on these matters. In addition, current state law (which is not discussed herein) and future amendments to state law may affect the tax consequences of the policy.
Any or all of the foregoing may change from time to time without any notice, and the tax consequences arising out of a policy may be changed retroactively. There is no way of predicting if, when, or to what extent any such change may take place. Nationwide makes no representation as to the likelihood of the continuation of these current laws, interpretations, and policies.
The Consolidated Appropriations Act, 2021 that was enacted into law on December 27, 2020 changed the interest rate assumption used under Section 7702 to determine the amount of premium allowed to fund a policy. The change is generally favorable and only applies to life insurance policies issued on or after January 1, 2021.
Supplementary Benefits
The following Riders offering supplemental benefits are available under the Policy. Most of these Riders are subject to age and underwriting requirements and must be purchased when the Policy is issued. NLIC generally deducts any monthly charges for these Riders from Policy Account Value as part of the Monthly Deduction, see Fee Table.

Consult an agent for assistance in determining whether any of the Riders are suitable. For example, prospective owners should consider a number of factors when deciding whether to purchase coverage under the base Policy only or in combination with the Convertible Term Life Insurance Rider or the Additional Insurance Benefit Rider. Even though the death benefit coverage may be the same, regardless of whether coverage is purchased under the Policy only or in combination with one or more of these Riders, there may be important cost differences between the Policy and the Riders. The most important factors that will affect the decision are: (a) the amount of Premiums to be paid; (b) the cost of insurance charges under the Policy and under the Riders; (c) the investment performance of the Subaccounts to which Premiums are allocated; (d) level of risk tolerance; and (e) the length of time the prospective owner plans to hold the Policy. Carefully evaluate all of these factors and discuss all of the options with an agent. For more information on electing a Rider, contact the Service Center for a free copy of the SAI, and for personalized illustrations that show different combinations of the Policy with various Riders. These Riders may not be available in all states. Contact NLIC for further details.
NLIC currently offers the following Riders under the Policy:
•	Long-Term Care Benefit Riders, which include:
❍	Long-Term Care Acceleration Benefit Rider;
❍	Long-Term Care Waiver Benefit Rider; and
❍	Long-Term Care Extended Insurance Benefit Rider;
•	Accelerated Death Benefit Rider;
•	Additional Insurance Benefit Rider;
•	Change of Insured Rider;
•	Children's Term Insurance Rider;
•	Convertible Term Life Insurance Rider;
•	Disability Waiver Benefit Rider;
•	Disability Waiver of Premium Benefit Rider;
•	Extension Final Policy Date Rider; and
•	Guaranteed Minimum Death Benefit Rider.
Distribution of Policies
Policy Pricing
During the Policy's early years, the expenses NLIC incurs in distributing and establishing the Policy exceed the deductions NLIC takes. Nevertheless, NLIC expects to make a profit over time because variable life insurance is intended to be a long-term financial investment. Accordingly, NLIC has designed the Policy with features and investment options that NLIC believes supports and encourages long-term ownership.
NLIC makes many assumptions and accounts for many economic and financial factors when establishing the Policy's fees and charges. The following is a discussion of some of the factors that are relevant to the Policy's pricing structure.
Distribution, Promotional, and Sales Expenses
Commissions to broker-dealer firms are one of the promotional and sales expenses NLIC incurs when distributing the Policy. During the first Policy Year, the maximum sales commission payable to firms will be approximately 91% of Premiums paid up to a specified amount, and 2% of Premiums paid in excess of that amount. During Policy Years 2 through 10, the maximum sales commission will not be more than 2% of Premiums paid, and after Policy Year 10, the maximum sales commission will be 0% of Premiums paid. Further, for each Premium received within 10 years following an increase in Face Amount, a commission on that Premium will be paid up to the specified amount for the increase in each year; the commission will be calculated using the commission rates for the corresponding Policy Year. Expense allowances and bonuses may also be paid, and firms may receive annual renewal compensation of up to 0.25% of the unloaned Policy Account Value. Firms may be required to return first year commission (less the deferred sales charge) if the Policy is not continued through the first Policy Year. In lieu of these premium-based commissions, NLIC may pay an equivalent asset-based commission, or a combination of the two. Individual financial professionals typically receive a portion of the commissions paid to their broker-dealer firm, depending on their particular arrangement. The amount of commissions NLIC pays depends on factors such as the amount of premium received from the broker-dealer firm and the scope of the services they provide.
In addition to commissions, NLIC may also furnish marketing and expense allowances to certain broker-dealer firms based on assessment of that firm's capabilities and demonstrated willingness to promote and market NLIC’s products. The firms determine how these allowances are spent. Consult a financial professional for additional information regarding exact compensation arrangements associated with this product.
Information on Portfolio Payments
Relationship with the Portfolios
The Portfolios incur expenses each time they sell, administer, or redeem their shares. The separate account aggregates Policy owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each Portfolio daily. The separate account (not the Policy Owners) is the Portfolio shareholder. When the separate account aggregates transactions, the Portfolio does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. NLIC incurs these expenses instead.
NLIC also incurs the distribution costs of selling the Policy, which benefit the Portfolios by providing Policy Owners with Subaccount options that correspond to the Portfolios.
An investment advisor or subadvisor of a Portfolio or its affiliates may provide NLIC or NLIC’s affiliates with wholesaling services that assist in the distribution of the Policy and may pay NLIC or NLIC‘s affiliates to participate in educational and/or marketing activities. These activities may provide the advisor or subadvisor (or their affiliates) with increased exposure to persons involved in the distribution of the Policy.
Types of Payments NLIC Receives
In light of the above, the Portfolios or their affiliates make certain payments to NLIC or NLIC’s affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the Portfolios attributable to the policies and other variable policies NLIC and NLIC’s affiliates issue, but in some cases may involve a flat fee. These payments are made for various purposes, including payments for the services provided and expenses incurred by NLIC in promoting, marketing and administering the contracts and underlying funds. NLIC may realize a profit on the payments received.
NLIC or NLIC‘s affiliates receive the following types of payments:
•	Portfolio 12b-1 fees, which are deducted from Portfolio assets;
•	sub-transfer agent fees or fees pursuant to administrative service plans adopted by the Portfolio, which may be deducted from Portfolio assets; and
•	payments by a Portfolio's advisor or subadvisor (or its affiliates). Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from Portfolio assets and is reflected in mutual fund charges.
Furthermore, NLIC benefits from assets invested in affiliated Portfolios (i.e., Nationwide Variable Insurance Trust) because NLIC’s affiliates also receive compensation from the Portfolios for investment advisory, administrative, transfer agency, distribution, and/or other services. Thus, NLIC may receive more revenue with respect to affiliated Portfolios than unaffiliated Portfolios.
NLIC took into consideration the anticipated payments from the Portfolios when NLIC determined the charges imposed under the policies (apart from fees and expenses imposed by the Portfolios). Without these payments, NLIC would have imposed higher charges under the Policy.
Amount of Payments NLIC Receives
For the year ended December 31, 2014, the Portfolio payments NLIC and NLIC’s affiliates received from the Portfolios did not exceed 0.75% (as a percentage of the average daily net assets invested in the Portfolios) offered through this Policy or other variable policies that NLIC and NLIC’s affiliates issue. Payments from investment advisors or subadvisors to participate in educational and/or marketing activities have not been taken into account in this percentage.

Most Portfolios or their affiliates have agreed to make payments to NLIC or NLIC’s affiliates, although the applicable percentages may vary from Portfolio to Portfolio and some may not make any payments at all. Because the amount of the actual payments NLIC or NLIC’s affiliates receive depends on the assets of the Portfolios attributable to the Policy, NLIC and NLIC’s affiliates may receive higher payments from Portfolios with lower percentages (but greater assets) than from Portfolios that have higher percentages (but fewer assets).
For Policies owned by an employer sponsored retirement plan, upon a plan trustee’s request, NLIC will provide a best estimate of plan-specific, aggregate data regarding the amount Portfolio payments NLIC received in connection with the plan’s investments either for the previous calendar year or plan year, if the plan year is not the same as the calendar year.
Identification of Portfolios
NLIC may consider several criteria when identifying the Portfolios, including some or all of the following: investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses. Another factor NLIC considers during the identification process is whether the Portfolio's advisor or subadvisor is one of NLIC’s affiliates or whether the Portfolio, its advisor, its subadvisor(s), or an affiliate will make payments to NLIC or NLIC’s affiliates.
Nationwide does not recommend or endorse any particular fund and it does not provide investment advice.
There may be Portfolios with lower fees, as well as other variable policies that offer Portfolios with lower fees. Policy owners should consider all of the fees and charges of the Policy in relation to its features and benefits when making the decision to invest. Note that higher Policy and Portfolio fees and charges have a direct effect on investment performance.
State Variations
Any state variations in the Policy are covered in a special policy form for use in that state. The prospectus and SAI provide a general description of the Policy. An Owner's actual Policy and any endorsements or riders are the controlling documents. To review a copy of the Policy and its endorsements and riders, if any, the Owner should contact NLIC's Service Center.
Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, (the "Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial position. The Company maintains Professional Liability Insurance and Director and Officer Liability insurance policies that may cover losses for certain legal and regulatory proceedings. The Company will make adequate provision for any probable and reasonably estimable recoveries under such policies.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or their affiliates, the Company is cooperating with regulators.

Nationwide Investment Services Corporation
The general distributor, NISC (the "Company"), is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial position. The Company has agreements with Nationwide Life Insurance Company (NLIC) under which, NLIC pays all litigation costs on behalf of the Company. Should NLIC be unable or unwilling to pay these costs in the future, the Company would be liable for such costs.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.
Financial Statements
The Statement of Additional Information ("SAI") contains the financial statements of Nationwide Provident VLI Separate Account 1 and the financial statements and schedules of Nationwide Life Insurance Company (the "Company"). Policy owners may obtain a copy of the SAI FREE OF CHARGE by contacting the Service Center. Please consider the financial statements of the Company only as bearing on Nationwide’s ability to meet the obligations under the policy. Policy owners should not consider the financial statements of the Company as affecting the investment performance of the assets of the separate account.

Definitions
Application – The application the Owner must complete to purchase a Policy plus all forms required by NLIC or applicable law.
Attained Age – The Issue Age of the Insured plus the number of full Policy Years since the Policy Date.
Beneficiary – The person(s) or entity(ies) designated to receive all or some of the Insurance Proceeds when the Insured dies. The Beneficiary is designated in the Application or if subsequently changed, as shown in the latest change filed with NLIC. If no Beneficiary survives and unless otherwise provided, the Insured's estate will be the Beneficiary.
Code – The Internal Revenue Code of 1986, as amended.
Company (we, us, our, NLIC) – Nationwide Life Insurance Company.
Evidence of Insurability – The medical records or other documentation that NLIC may require to satisfy the Policy's underwriting standards. NLIC may require different and/or additional evidence depending on the Insured's Premium Class; for example, NLIC generally requires more documentation for Insureds in classes with extra ratings. NLIC also may require different and/or additional evidence depending on the transaction requested; for example, NLIC may require more documentation for the issuance of a Policy than for an increase in Face Amount.
Face Amount – The dollar amount of insurance selected by the Owner. The Face Amount may be increased or decreased after issue, subject to certain conditions. The Face Amount is a factor in determining the death benefit, surrender charges, and additional surrender charges.
Final Policy Date – The Policy Anniversary nearest the Insured's Attained Age 100 at which time the Policy Account Value, if any, (less any outstanding Policy loan and accrued interest) will be paid to the Owner if the Insured is living. The Policy will end on the Final Policy Date.
Free Look Period – The period shown on the Policy's front page during which the owner may examine and return the Policy to the Service Center and receive a refund. The length of the Free Look Period varies by state.
Fund – An investment company that is registered with the SEC. The Policy allows the owner to invest in certain Portfolios of the Funds that are listed in Appendix A: Portfolio Information.
Grace Period – The 61-day period allowed for payment of a premium following the date NLIC mails notice of the amount required to keep the Policy in force.
Guaranteed Account – Part of the NLIC general account. Amounts allocated to the Guaranteed Account earn at least 4% annual interest.
Indebtedness – The total amount of all outstanding Policy loans, including both principal and interest due.
Initial Face Amount – The Face Amount of the Policy on the Issue Date. The Face Amount may be increased or decreased after issue.
Insurance Proceeds – The net amount to be paid to the Beneficiary when the Insured dies.
Insured – The person whose life NLIC insures under the policy, and whose death triggers payment of the Death Benefit.
Investment Experience – The market performance of a portfolio/Sub-Account.
Issue Age – The age of the Insured at his or her birthday nearest the Policy Date. The Issue Age is stated in the Policy.
Lapse – When the Policy terminates without value after a Grace Period. The owner may reinstate a lapsed Policy, subject to certain conditions.
Loan Account – The account to which the collateral for the amount of any Policy loan is transferred from the Subaccounts and/or the Guaranteed Account.

Minimum Guarantee Premium – The amount necessary to guarantee the Policy will not Lapse during the first five Policy Years (during the first eight Policy Years for Policies issued on or before July 31, 2005). It is equal to the minimum annual premium (as set forth in your Policy) multiplied by the number of months since the Policy Date (including the current month) divided by 12.
Minimum Initial Premium – An amount equal to the minimum annual premium (as set forth in your Policy) multiplied by the following factor for your premium billing mode: annual 1.000; semi-annual 0.500; quarterly 0.250; monthly 0.167.
Monthly Deductions – The amount deducted from the Policy Account Value on each Policy Processing Day. It includes the monthly administrative charge, the initial administrative charge, the monthly cost of insurance charge, and the monthly cost of any benefits provided by riders.
Net Cash Surrender Value – The Cash Surrender Value minus any outstanding Policy loans and accrued interest.
Net Premiums – The remainder of a premium after the deduction of the Premium Expense Charge.
Owner (also Policy Owner, policy owner, owner, You and Your) – The person or entity named as the owner in the application, or the person assigned ownership rights.
Policy Account Value, or Cash Value – The sum of the Policy's values in the Separate Account, the Guaranteed Account, and the Loan Account.
Policy Anniversary – The same day and month as the Policy Date in each later year.
Policy Date – The date set forth in the Policy that is used to determine Policy Years and Policy Processing Days. The Policy Date is generally the same as the Policy Issue Date but may be another date mutually agreed upon by NLIC and the proposed Insured.
Policy Issue Date – The date on which the Policy is issued. It is used to measure suicide and contestable periods.
Policy Processing Day – The day in each calendar month which is the same day of the month as the Policy Date. The first Policy Processing Day is the Policy Date.
Policy Year – A year that starts on the Policy Date or on a Policy Anniversary.
Premium Class – The classification of the Insured for cost of insurance purposes. The standard classes are: non-smoker, smoker, and preferred. There also are classes with extra ratings.
Premiums – All payments you make under the Policy other than repayments of Indebtedness.
Rider – An amendment, addition, or endorsement to the Policy that changes the terms of the Policy by: (1) expanding Policy benefits; (2) restricting Policy benefits; or (3) excluding certain conditions from the Policy's coverage. A Rider that is added to the Policy becomes part of the Policy.
SAI – The Statement of Additional Information ("SAI") that contains additional information regarding the Policy. The SAI is not a prospectus, and should be read together with the prospectus. Owners may obtain a copy of the SAI by writing or calling NLIC at the Service Center.
Separate Account – The Nationwide Provident VLI Separate Account 1.
Service Center – The department of NLIC responsible for receiving all service and transaction requests relating to the policy. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is our mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is our operations processing facility.
Subaccount – A subdivision of Nationwide Provident VLI Separate Account 1. NLIC invests each Subaccount's assets exclusively in shares of one Portfolio.
Surrender – To cancel the Policy by signed Request from the Owner and return of the Policy to the Service Center.
Target Premium – An amount of premium payments, computed separately for each increment of Face Amount, used to compute Surrender Charges and Additional Surrender Charges.

Valuation Day – Each day that the New York Stock Exchange is open for business and any other day on which there is a sufficient degree of trading with respect to a Subaccount's portfolio of securities to materially affect the value of that Subaccount. As of the date of this prospectus, NLIC is open whenever the New York Stock Exchange is open, other than the Fridays following Thanksgiving and Christmas.
Valuation Period – The period beginning at the close of business on one Valuation Day (which is when the New York Stock Exchange closes, usually 4:00 pm, EST) and continuing until the close of business on the next Valuation Day. Each Valuation Period includes a Valuation Day and any non-Valuation Day or consecutive non-Valuation Days immediately preceding it.
Written Notice or Request – The Written Notice or Request the owner must complete, sign, and send to the Service Center to request or exercise his or her rights as owner under the Policy.

Appendix A: Portfolio Information
This appendix contains information about the Funds in which the Subaccounts invest. The Funds in which the Subaccounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met.
Please refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
FF:	The underlying mutual fund corresponding to this Sub-Account primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds. Refer to the prospectus for this underlying mutual fund for more information.
MF:	The underlying mutual fund operates as a "feeder fund", which means it invests all of its investment assets in another mutual fund, the "master fund". Investors in this underlying mutual fund will bear the fees and expenses of both this underlying mutual fund and the "master fund" in which it invests. Therefore, this may result in higher expenses than those of other underlying mutual funds that invest directly in individual securities. Refer to the prospectus for this underlying mutual fund for more information.
Alger Small Cap Growth Portfolio: Class I-2 Shares
Investment Advisor:	Fred Alger Management, LLC
Investment Objective:	Long-term capital appreciation.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class A
This Portfolio is only available in policies issued before May 1, 2004
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	The fund pursues long-term total return using a strategy that seeks to protect against U.S. inflation.
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I
This Portfolio is only available in policies issued before May 1, 2004
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth by investing in common stocks. Income is a secondary objective.
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	Seek high total investment return.
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Investment Objective:	The fund seeks to match the performance of the Standard & Poor's® SmallCap 600 Index (S&P SmallCap 600 Index).

BNY Mellon Stock Index Fund, Inc.: Initial Shares
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The fund seeks to match the total return of the S&P 500® Index.
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Sub-advisor:	Fayez Sarofim & Co.
Investment Objective:	The fund seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares
This Portfolio is only available in policies issued before May 1, 2004
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Investment Objective:	The fund seeks capital growth.
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares
Investment Advisor:	Federated Equity Management Company of Pennsylvania
Sub-advisor:	Federated Investment Management Company, Federated Advisory Services Company, Fed Global
Investment Objective:	To achieve high current income and moderate capital appreciation.
Designation: VOL
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares
This Portfolio is only available in policies issued before May 1, 2008
Investment Advisor:	Federated Investment Management Company
Investment Objective:	Current income.
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class
This Portfolio is only available in policies issued before May 1, 2003
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	High total return.
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Reasonable income.

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class
This Portfolio is no longer available to accept transfers or new premium payments effective May 1, 2015
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	High level of current income while also considering growth of capital.
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	High level of current income.
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Long-term growth of capital.
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class
Investment Advisor:	Fidelity Management & Research Company (FMR)
Sub-advisor:	FMR Co., Inc. (FMRC), FMR Investment Management (UK) Limited (FMR UK), and other investment advisers serve as sub-advisers for the fund.
Investment Objective:	Long-term growth of capital.
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class
This Portfolio is only available in policies issued before May 1, 2006
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2
This Portfolio is only available in policies issued before May 1, 2021
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks capital appreciation with income as a secondary goal.
Designation: FF
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1
This Portfolio is only available in policies issued before May 1, 2006
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks long-term capital appreciation, with preservation of capital as an important consideration.
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 1
Investment Advisor:	Franklin Mutual Advisers, LLC
Investment Objective:	Seeks long-term total return.
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2
This Portfolio is only available in policies issued before April 30, 2014
Investment Advisor:	Templeton Asset Management, Ltd.
Investment Objective:	Seeks long-term capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1
This Portfolio is no longer available to accept transfers or new premium payments effective May 1, 2004
Investment Advisor:	Templeton Investment Counsel, LLC
Investment Objective:	Seeks long-term capital growth.
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.

Invesco - Invesco V.I. American Franchise Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Seeks capital growth.
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (formerly, Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I)
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital appreciation.
Invesco - Invesco V.I. Global Fund: Series I (formerly, Invesco Oppenheimer V.I. Global Fund: Series I)
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Invesco - Invesco V.I. Global Strategic Income Fund: Series I (formerly, Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I)
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks total return.
Invesco - Invesco V.I. Main Street Fund: Series I (formerly, Invesco Oppenheimer V.I. Main Street Fund: Series I)
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Invesco - Invesco V.I. Main Street Small Cap Fund: Series I (formerly, Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I)
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital appreciation.
Ivy Variable Insurance Portfolios - Asset Strategy: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return.
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares
This Portfolio is only available in policies issued before May 1, 2004
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term capital growth, consistent with preservation of capital and balanced by current income.
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
MFS® Variable Insurance Trust - MFS Value Series: Initial Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.

MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Initial Class
This Portfolio is only available in policies issued before March 27, 2015
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I
This Portfolio is only available in policies issued before May 1, 2009
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I
This Portfolio is no longer available to accept transfers or new premium payments effective May 1, 2004
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Allianz Global Investors U.S. LLC
Investment Objective:	The Fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (formerly, Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II)
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The fund seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.
Designation: MF
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II (formerly, Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II)
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The Fund seeks to provide as high a level of current income as is consistent with the preservation of capital.
Designation: MF
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II (formerly, Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II)
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The Fund seeks to provide long-term growth of capital.
Designation: MF
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II (formerly, Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II)
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The Fund seeks to provide growth of capital.
Designation: MF
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II (formerly, Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II)
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The fund seeks to achieve long-term growth of capital and income.
Designation: MF

Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I (formerly, Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I)
This Portfolio is only available in policies issued before May 1, 2021
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Amundi Pioneer Institutional Asset Management, Inc.
Investment Objective:	The Fund seeks to provide above average total return over a market cycle of three to five years.
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class IV
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	AQR Capital Management, LLC
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class IV (formerly, Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class IV)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital growth and income through investments in equity securities, including common stocks and securities convertible into common stocks.
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Blueprint(SM) Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Blueprint (SM) Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Blueprint(SM) Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Blueprint (SM) Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Blueprint (SM) Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I
This Sub-Account is no longer available to receive transfers or new premium payments effective October 16, 2020
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Columbia Management Investment Advisers, LLC
Investment Objective:	The Fund seeks to maximize total return consisting of capital appreciation and/or current income.
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Columbia Management Investment Advisers, LLC
Investment Objective:	The fund seeks to maximize total return consisting of capital appreciation and/or current income.
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The fund seeks long-term total return consistent with reasonable risk.
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC and Standard Life Investments (Corporate Funds) Limited
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (formerly, Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class IV
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital.
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class IV
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity. The Fund is a money market fund that seeks to maintain a stable net asset value of $1.00 per share.
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II
This Portfolio is no longer available to accept transfers or new premium payments effective May 1, 2011
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed-income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The Fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I
This Portfolio is no longer available to accept transfers or new premium payments effective September 11, 2020
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The Fund seeks capital appreciation, and secondarily current income.
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The fund seeks capital appreciation, and secondarily current income.
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc. and Thompson, Siegel & Walmsley LLC
Investment Objective:	The fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc. and Wellington Management Company, LLP
Investment Objective:	The Fund seeks capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class IV
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc. and WCM Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class IV
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc. and Invesco Advisers, Inc.
Investment Objective:	The Fund seeks long-term growth of capital.
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I (formerly, Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Newton Investment Management Limited
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund's financial criteria and social policy.
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Wellington Management Company LLP
Investment Objective:	The Fund seeks current income and long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class IV
This Portfolio is only available in policies issued before May 1, 2003
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks long-term capital appreciation.

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Wells Capital Management, Inc.
Investment Objective:	The Fund seeks long-term capital growth. The fund invests at least 80% of its net assets in equity securities issued by small- and medium-sized companies with market capitalization similar to those of companies included in the Russell 2500 index.
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares
This Portfolio is only available in policies issued before November 6, 2015
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks growth of capital.
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks the highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares
This Portfolio is only available in policies issued before May 1, 2008
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund's environmental, social and governance (ESG) criteria.
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB
This Portfolio is only available in policies issued before November 19, 2016
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Seeks capital appreciation.
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB
This Portfolio is no longer available to accept transfers or new premium payments effective May 1, 2004
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	The Putnam Advisory Company, LLC
Investment Objective:	Seeks capital appreciation.

Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (formerly, Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB)
This Portfolio is only available in policies issued before May 12, 2017
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Seeks capital growth and current income.
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	The fund seeks long-term capital appreciation.
VanEck VIP Trust - Emerging Markets Bond Fund: Initial Class
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks high total return - income plus capital appreciation - by investing globally, primarily in a variety of debt securities.
VanEck VIP Trust - Emerging Markets Fund: Initial Class
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.
VanEck VIP Trust - Global Resources Fund: Initial Class (formerly, VanEck VIP Trust - Global Hard Assets Fund: Initial Class)
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks long-term capital appreciation by investing primarily in global resource securities. Income is a secondary consideration.
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management, Inc.
Investment Objective:	Seeks long-term capital appreciation.

Outside back cover page
To learn more about the policy, the policy owner should read the Statement of Additional Information (the "SAI") dated the same date as this prospectus. For a free copy of the SAI, to receive personalized illustrations of Death Benefits, Cash Surrender Values, and Cash Values, and to request other information about the policy contact the Service Center:
•	by telephone at 1-800-688-5177
•	by mail to Nationwide Life Insurance Company
P.O. Box 182835
Columbus, OH 43218-2835
The SAI has been filed with the SEC and is incorporated by reference into this prospectus. The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information about Nationwide Life Insurance Company and the policy.
Investment Company Act of 1940 Registration File No. 811-04460
Securities Act of 1933 Registration File No. 333-164120

Options Premier
Nationwide Provident VLI Separate Account 1
(Registrant)
Nationwide Life Insurance Company
(Depositor)
Service Center
P.O. Box 182835
Columbus, OH 43218-2835
Telephone: 1-800-688-5177
TDD: 1-800-238-3035
Facsimile: 1-888-677-7393
STATEMENT OF ADDITIONAL INFORMATION
Individual Flexible Premium Adjustable Variable Life Insurance Policy
This Statement of Additional Information ("SAI") contains additional information regarding the Individual Flexible Premium Adjustable Variable Life Insurance Policy offered by Nationwide Life Insurance Company ("Nationwide"). This SAI is not a prospectus and should be read together with the policy prospectus dated May 1, 2021 and the prospectuses for the mutual funds. Copies may be obtained FREE OF CHARGE by writing or calling the Service Center. Capitalized terms in this SAI correspond to terms defined in the prospectus. No information is incorporated by reference in this SAI.
The date of this Statement of Additional Information is May 1, 2021.

Additional Policy Information
The Policy
The Policy, Application(s), Policy's specification page, and any Riders are the entire contract. Only statements made in the Applications can be used to void the Policy or to deny a claim. Nationwide assumes that all statements in an Application are made to the best of the knowledge and belief of the person(s) who made them, and, in the absence of fraud, those statements are considered representations and not warranties. Nationwide relies on those statements when issuing or changing a Policy. As a result of differences in applicable state laws, certain provisions of the Policy may vary from state to state. The Policy is not eligible for dividends and is non-participating.
Temporary Insurance Coverage
Before full insurance coverage takes effect, an Owner may receive temporary insurance coverage (subject to Nationwide's underwriting rules and Policy conditions):
(1)	by answering "no" to the health questions in the temporary insurance agreement;
(2)	by paying the Minimum Initial Premium when the Application is signed; and
(3)	if the Application is dated the same date as, or earlier than, the temporary insurance agreement.
Temporary insurance coverage will take effect as of the date of the temporary insurance agreement. Temporary insurance coverage shall not exceed the lesser of:
(1)	the Face Amount applied for, including term insurance Riders; or
(2)	$500,000.
If Nationwide does not approve the Application, a full refund of the initial Premium paid with the Application will be made to the Owner.
Temporary life insurance coverage is void if the Application contains any material misrepresentation. Benefits will also be denied if any proposed Insured commits suicide.
Temporary life insurance coverage terminates automatically, and without notice, on the earliest of:
•	5 days from the date the notification of termination of coverage is mailed to the Applicant;
•	the date that full insurance coverage takes effect under the Policy;
•	the date a policy, other than the Policy applied for, is offered to the Applicant; or
•	the 90th day from the date of the temporary agreement.
Right to Contest the Policy
In issuing the Policy, Nationwide relies on all statements made by or for the Owner and/or the Insured in the Application or in a supplemental Application. Therefore, Nationwide may contest the validity of the Policy based on material misstatements made in the Application (or any supplemental Application).
However, the Policy will not be contested after the Policy has been in force during the Insured's lifetime for two years from the Policy Issue Date. Likewise, any Policy change that requires Evidence of Insurability or any reinstatement of the Policy will not be contested after such change or reinstatement has been in effect during the Insured's lifetime for two years.
Misstatement of Age or Sex
If the Insured's Issue Age or sex was stated incorrectly in the Application, Nationwide will adjust the death benefit and any benefits provided by Riders to the amount that would have been payable at the correct Issue Age and sex based on the most recent Monthly Deduction. No adjustment will be made to the Policy Account Value.
Suicide Exclusion
If the Insured commits suicide, while sane or insane, within two years of the Policy Issue Date, the Policy will terminate and Nationwide's liability will be limited to an amount equal to the Premiums paid, less any Indebtedness, and less any partial withdrawals previously paid.
2

If the Insured commits suicide, while sane or insane, within two years from the effective date of any change which increases the death benefit, the Policy will terminate and liability with respect to the amount of increase will be limited to the sum of the Monthly Deductions for the cost of insurance attributable to the increase and the expense charge for the increase in Face Amount previously deducted from Policy Account Value.
Certain states may require suicide exclusion provisions that differ from those stated here.
Assignment
The Owner may assign the Policy but Nationwide will not be bound by any assignment unless it is in writing and has been received it at Nationwide's Service Center. Your rights and those of any other person referred to in the Policy will be subject to the assignment. Nationwide assumes no responsibility for the validity of any assignments.
Beneficiary
The Beneficiary is entitled to the Insurance Proceeds under the Policy. The Beneficiary is as stated in the Application, unless later changed. When a Beneficiary is designated, any relationship shown is to the Insured, unless otherwise stated. If two or more persons are named, those surviving the Insured will share the Insurance Proceeds equally, unless otherwise stated. If none of the persons named survives the Insured, Nationwide will pay the Insurance Proceeds in one sum to the Insured's estate.
More Information on Ownership Rights
The Owner may exercise certain rights under the Policy, including the following:
Selecting and Changing the Beneficiary
•	the Beneficiary (the person to receive the Insurance Proceeds when the Insured dies) is designated by the Owner in the Application.
•	the Owner may designate more than one Beneficiary. If more than one Beneficiary is designated, then each Beneficiary that survives the Insured shares equally in any Insurance Proceeds unless the Beneficiary designation states otherwise.
•	if there is not a designated Beneficiary surviving at the Insured's death, Nationwide will pay the Insurance Proceeds in a lump sum to the Insured's estate.
•	the Beneficiary may be changed by providing Nationwide with Written Notice while the Insured is living.
•	the change is effective as of the date the Written Notice is completed and signed, regardless of whether the Insured is living when Nationwide receives the notice.
•	Nationwide is not liable for any payment or other actions taken before the Owner's Written Notice is received.
•	a Beneficiary generally may not pledge, commute, or otherwise encumber or alienate payments under the Policy before they are due.
Changing the Owner
•	the Owner may be changed by providing a Written Notice to Nationwide at its Service Center at any time while the Insured is alive.
•	the change is effective as of the date the Written Notice is completed and signed, regardless of whether the Insured is living when the request is received by Nationwide.
•	Nationwide is not liable for any payment or other actions taken before Written Notice is received.
•	changing the Owner does not automatically change the Beneficiary or the Insured.
•	changing the Owner may have tax consequences. Consult a tax advisor before changing the Owner.
Assigning the Policy
•	Policy rights may be assigned while the Insured is alive by submitting Written Notice to Nationwide's Service Center.
•	the interests of the Owner, and any Beneficiary or other person will be subject to any assignment.
•	the Owner retains any ownership rights that are not assigned.
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•	assignments are subject to any Policy loan, Policy liens, garnishments, court orders, or any previous assignment..
•	Nationwide is not:
❍	bound by any assignment unless Written Notice of the assignment is received at its Service Center;
❍	responsible for the validity of any assignment or determining the extent of an assignee's interest; or
❍	liable for any payment made before Written Notice of the assignment is received at its Service Center.
•	assigning the Policy may have tax consequences. Consult a tax advisor before assigning the Policy.
Changing Death Benefit Options
The following rules apply to any change in death benefit options:
•	a Written Request for any change in death benefit options must be submitted to Nationwide's Service Center.
•	the Owner may be required to return the Policy in order to make a change.
•	the effective date of the change in death benefit option will be the Policy Processing Day on or following the date the request for a change is approved.
Changing from Option A to Option B:
•	Nationwide will first decrease the Face Amount (beginning with the most recent increase, then the next most recent increases in succession, and then the Initial Face Amount) and then any applicable Rider coverage amounts by the Policy Account Value on the effective date of the change.
•	the death benefit will not change on the effective date of the change.
•	the net amount at risk will generally remain level. This means there will be a relative increase in the cost of insurance charges over time because the net amount at risk will remain level rather than decrease as the Policy Account Value increases (unless the death benefit is based on the applicable percentage of Policy Account Value).
•	if the Face Amount or applicable Rider coverage amount would be reduced to less than the minimum Initial Face Amount or minimum amount in which the Policy or applicable Rider could be issued, then Nationwide will not allow the change in death benefit option.
Changing from Option B to Option A:
•	the Face Amount will be increased by the Policy Account Value on the effective date of the change.
•	the death benefit will not change on the effective date of the change.
•	unless the death benefit is based on the applicable percentage of Policy Account Value, if the Policy Account Value increases, the net amount at risk will decrease over time, thereby reducing the cost of insurance charge.
Premium Classes
Nationwide currently places each Insured into one of three standard Premium Classes – preferred, nonsmoker, and smoker – or into a Premium Class with extra ratings. In an otherwise identical Policy, an Insured in the standard class will have a lower cost of insurance rate than an Insured in a class with extra ratings.
•	the preferred Premium Class is only available if the Face Amount equals or exceeds $100,000. Preferred Insureds generally will incur lower cost of insurance rates than Insureds who are classified as nonsmokers.
•	nonsmoking Insureds generally will incur lower cost of insurance rates than Insureds who are classified as smokers in the same Premium Class. The nonsmoker designation is not available for Insureds under Attained Age 21, but shortly before an Insured attains age 21, Nationwide may notify the Insured about possible classification as a nonsmoker. If the Insured does not qualify as a nonsmoker or does not respond to the notification, cost of insurance rates will remain as shown in the Policy. However, if the Insured does respond to the notification, and qualifies as a nonsmoker, the cost of insurance rates will be changed to reflect the nonsmoker classification.
•	Premium Classes with extra ratings generally reflect higher mortality risks and thus higher cost of insurance rates. Nationwide may place an Insured into a Premium Class with extra ratings for a temporary period of time, due to occupation or temporary illness. Nationwide also may place an Insured into a Premium Class with permanent extra ratings.
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Loan Interest
Charged Loan Interest. Interest is due and payable at the end of each Policy Year. Unpaid interest becomes part of the outstanding loan and accrues interest, beginning 23 days after the Policy Anniversary. Unpaid interest is allocated based on the written instructions of the Owner. If there are no such instructions or the Policy Account Value in the specified Subaccounts is insufficient to allow the collateral for the unpaid interest to be transferred, the interest is allocated based on the proportion that the Guaranteed Account value and the value in the Subaccounts bear to the total unloaned Policy Account Value.
Earned Loan Interest. Nationwide transfers earned loan interest to the Subaccounts and/or the Guaranteed Account and recalculates collateral: (a) when loan interest is paid or added to the loaned amount; (b) when a new loan is made; and (c) when a loan repayment is made. A transfer to or from the Loan Account will be made to reflect any recalculation of collateral. At any time, the amount of the outstanding loan under a Policy equals the sum of all loans (including due and unpaid charged interest added to the loan balance) minus any loan repayments.
Effect of Policy Loans
A loan, whether or not repaid, affects the Policy, the Policy Account Value, the Net Cash Surrender Value, and the death benefit. The Insurance Proceeds and Net Cash Surrender Value include reductions for the amount of any Indebtedness. Repaying a loan causes the death benefit and Net Cash Surrender Value to increase by the amount of the repayment. As long as a loan is outstanding, Nationwide holds an amount as collateral for the loan in the Loan Account. This amount is not affected by the investment performance of the Subaccounts and may not be credited with the interest rates accruing on the Guaranteed Account. Amounts transferred from the Separate Account to the Loan Account will affect the Policy Account Value, even if the loan is repaid, because these amounts are credited with an interest rate declared by Nationwide rather than with a rate of return that reflects the investment performance of the Separate Account.
Accordingly, the effect on the Policy Account Value and death benefit could be favorable or unfavorable, depending on whether the investment performance of the Subaccounts and the interest credited to the Guaranteed Account is less than or greater than the interest being credited on the assets in the Loan Account while the loan is outstanding. Compared to a Policy under which no loan is made, values under a Policy with an outstanding loan will be lower when the earned interest rate is less than the investment performance of assets held in the Subaccounts and interest credited to the Guaranteed Account. The longer a loan is outstanding, the greater the effect of a Policy loan is likely to be.
Allocations After Increase in Face Amount
Nationwide uses a special method to allocate a portion of existing Policy Account Value to an increase in Face Amount. This method is also used to allocate Premium payments, made on or after the effective date of the increase, between the Initial Face Amount and the increase.
This special method involves allocating according to a ratio between:
(1)	the guideline annual premium for the Initial Face Amount; and
(2)	the guideline annual premium for the total Face Amount on the effective date of the increase (before any deductions are made).
❍	the guideline annual premium is defined in regulations under the Investment Company Act of 1940, as amended. It is used in connection with the calculation of surrender charges. It is approximately equal to the amount of Premium that would be required on an annual basis to keep the Policy in force if the Policy had a mandatory fixed premium schedule assuming (among other things) a 5% net investment return.
If there is more than one increase in Face Amount, guideline annual premiums for each increase in Face Amount are used to allocate Policy Account Values and subsequent Premium payments among the various increases.
Delays in Payments
Nationwide usually pays the amounts of any Surrender, partial withdrawal, Insurance Proceeds, loan, or settlement options within seven days after all applicable Written Notices, permitted telephone, fax, and/or e-mail requests, and/or due proofs of death are received at the Service Center. However, these payments can be postponed if:
•	the New York Stock Exchange is closed, other than customary weekend and holiday closing, or trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission ("SEC");
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•	the SEC permits, by an order, the postponement of any payment for the protection of Owners; or
•	the SEC determines that an emergency exists that would make the disposal of securities held in the Separate Account or the determination of their value not reasonably practicable.
Nationwide reserves the right to defer payment of amounts from the Guaranteed Account for up to six months after receipt of the payment request. Interest on any payment deferred for 30 days or more will be paid at an annual rate of 3%.
Nationwide reserves the right to defer payment of Surrenders, partial withdrawals, Insurance Proceeds, or payments under a settlement option until any check or draft submitted to our Service Center has been honored.
Due to federal laws designed to counter terrorism and prevent money laundering by criminals, Nationwide may be required to reject a Premium payment. Nationwide may also be required to provide additional information about accounts to government regulators. In addition, Nationwide also may be required to block an account and thereby refuse to pay any request for transfers, withdrawals, Surrenders, loans, or death benefits, until instructions are received from the appropriate regulator.
Dollar Cost Averaging
If the Owner elects the dollar cost averaging program offered under the Policy, each month on the Policy Processing Day Nationwide will automatically transfer equal amounts (minimum $500) from the chosen Subaccount to the designated "target accounts" in the percentages selected. The Owner may have multiple target accounts.
To participate in dollar cost averaging, elect a period of time and place the following minimum amount in any one Subaccount (not the Guaranteed Account):
Dollar Cost Averaging Period	Minimum Amount
6 months	$ 3,000
12 months	$ 6,000
18 months	$ 9,000
24 months	$12,000
30 months	$15,000
36 months	$18,000
If dollar cost averaging has been elected, the program will start on the first Policy Processing Day after the later of:
(1)	the Policy Date;
(2)	the end of the 15-day period when Premiums have been allocated to the Money Market Subaccount; or
(3)	when the value of the chosen Subaccount equals or exceeds the greater of: (a) the minimum amount stated above; or (b) the amount of the first monthly transfer.
Dollar cost averaging will end if:
•	Written Request to cancel your participation is received at Nationwide's Service Center;
•	the value in the chosen Subaccount is insufficient to make the transfer;
•	the specified number of transfers has been completed; or
•	the Policy enters the Grace Period.
The Owner will receive Written Notice confirming each transfer and when the program has ended. The Owner is responsible for reviewing the confirmation to verify that the transfers are being made as requested. There is no additional charge for dollar cost averaging. A transfer under this program is not considered a transfer for purposes of assessing the transfer fee. Nationwide may modify, suspend, or discontinue the dollar cost averaging program at any time upon 30 days Written Notice. The dollar cost averaging program cannot be chosen while participating in the automatic asset rebalancing program or if a Policy loan is outstanding.
Automatic Asset Rebalancing
If the Owner elects the automatic asset rebalancing program offered under the Policy, Nationwide will automatically reallocate the Policy Account Value in the Subaccounts invested in at the end of each quarterly or annual period to match the Policy's currently effective premium allocation schedule.
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To participate in the automatic asset rebalancing program:
•	this feature must be elected in the Application or after issue by submitting an automatic asset rebalancing request form to the Service Center; and
•	the Policy Account Value must be, at minimum, $1,000.
There is no additional charge for the automatic asset rebalancing program. Any reallocation that occurs under the automatic asset rebalancing program will not be counted towards the 12 "free" transfers allowed during each Policy Year. This program may be ended at any time.
Automatic asset rebalancing will end if:
•	the total value in the Subaccounts is less than $1,000;
•	a transfer is made;
•	changes are made to the current premium allocation instructions; or
•	Nationwide receives Written Request to terminate the program.
Nationwide may modify, suspend, or discontinue the automatic asset rebalancing program at any time. Automatic asset rebalancing cannot be chosen while participating in the dollar cost averaging program.
Charge Discounts for Sales to Certain Policies
The Policy is available for purchase by individuals, corporations, and other groups. Nationwide may reduce or waive certain charges (such as the premium expense charge, initial administrative charge, surrender charge, monthly administrative charge, monthly cost of insurance, or other charges) where the size or nature of such sales results in savings with respect to sales, underwriting, administrative, or other costs. Nationwide also may reduce or waive charges on Policies sold to its officers, directors, employees, or affiliates. The extent and nature of the reduction or waiver may change from time to time, and the charge structure may vary.
Generally, charges are reduced or waived based on a number of factors, including:
•	the number of Insureds;
•	the size of the group of purchasers;
•	the total Premium expected to be paid;
•	total assets under management for the Owner;
•	the nature of the relationship among individual Insureds;
•	the purpose for which the Policies are being purchased;
•	the expected persistency of individual Policies; and
•	any other circumstances which are rationally related to the expected reduction in expenses.
Reductions or waivers of charges will not discriminate unfairly among Policy Owners.
Payment of Policy Benefits
Benefit Payable on Final Policy Date
If the Insured is living on the Final Policy Date (at Insured's Attained Age 100), Nationwide will pay the Owner the Policy Account Value less any Indebtedness and any unpaid Monthly Deductions. Insurance coverage under the Policy will then end. Payment will generally be made within seven days of the Final Policy Date, although this payment may be postponed under certain conditions. Owners may elect to continue the Policy beyond Insured's Attained Age 100 under the Final Policy Date Extension Rider.
Insurance Proceeds
Insurance Proceeds will ordinarily be paid to the Beneficiary within seven days after receipt of proof of the Insured's death and all other requirements are satisfied, including receipt at the Service Center of all required documents. Generally, the amount of a payment from the Separate Account is determined as of the date of death. Insurance Proceeds are paid in a single sum unless an alternative settlement option has been selected. If Insurance Proceeds are paid in a single sum,
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interest is paid at an annual rate of 3% (unless Nationwide declares a higher rate) on the Insurance Proceeds from the date of death until payment is made. Payment of Insurance Proceeds may be postponed under certain conditions.
Settlement Options
In lieu of a single sum payment on death, Surrender, or maturity, one of the following settlement options may be elected. Payment under these settlement options will not be affected by the investment performance of any Subaccounts after proceeds are applied. As part of Nationwide's general account assets, settlement option proceeds may be subject to claims of creditors. Even if the death benefit under the Policy is excludible from income, payments under settlement options may not be excludible in full. This is because earnings on the death benefit after the Insured's death are taxable and payments under the settlement options generally include such earnings. Consult a tax advisor as to the tax treatment of payments under settlement options.
•	Proceeds at Interest Option. Proceeds are left on deposit to accumulate with Nationwide with interest payable at 12, 6, 3, or 1-month intervals.
•	Installments of a Specified Amount Option. Proceeds are payable in equal installments of the amount elected at 12, 6, 3, or 1- month intervals, until proceeds applied under the option and interest on the unpaid balance and any additional interest are exhausted.
•	Installments for a Specified Period Option. Proceeds are payable in a number of equal monthly installments. Alternatively, the installments may be paid at 12, 6, or 3-month intervals. Payments may be increased by additional interest, which would increase the installments certain.
•	Life Income Option. Proceeds are payable in equal monthly installments during the payee's life. Payments will be made either with or without a guaranteed minimum number. If there is to be a minimum number of payments, they will be for either 120 or 240 months or until the proceeds applied under the option are exhausted.
•	Joint and Survivor Life Income Option. Proceeds are payable in equal monthly installments, with a number of installments certain, during the joint lives of the payee and one other person and during the life of the survivor. The minimum number of payments will be for either 120 or 240 months.
A guaranteed interest rate of 3% per year applies to the above settlement options. Nationwide may declare additional rates of interest at its sole discretion. Nationwide may also agree to other arrangements, including those that offer check-writing capabilities with non-guaranteed interest rates.
Policy Termination
The Policy will terminate on the earliest of:
•	the Final Policy Date;
•	the end of the Grace Period without a sufficient payment;
•	the date the Insured dies; or
•	the date the Policy is surrendered.
Policy Restoration Procedure
Requests to restore a surrendered policy must meet the following requirements:
•	the request must be in writing and signed by the policy owner (if the surrender was a Code Section 1035 exchange to a new policy with a different insurer, the signature of an officer of the replacing insurer is also required);
•	the written request must be received at the Service Center within 30 days of the date the policy was surrendered (periods up to 60 days will be permitted based on the right to examine period applicable to replaced life insurance policies in the state where the policy was issued);
•	the surrender Proceeds must be returned in their entirety; and
•	the insured must be alive on the date the restoration request is received.
No proof of insurability or additional underwriting will be required for requests to restore a surrendered policy that meet the above requirements.
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A restored policy will be treated as if it had never been surrendered for all purposes, including Investment Experience, accrual of interest, and deduction of charges, resulting in the following:
•	the returned surrender proceeds and any amount taken as a surrender charge will be used to purchase Accumulation Units according to the allocations currently in effect on, and priced as of, the surrender date;
•	any charges that would otherwise have been assessed during the period of surrender will be assessed as of the date(s) they were due resulting in the cancellation of Accumulation Units priced as of the applicable date(s);
•	interest will be credited on any allocation to a fixed investment option at the rate(s) in effect during the period of surrender;
•	interest charged and credited on any Indebtedness will accrue at the rates in effect for the period of surrender; and
•	any transfer of loan interest charged or credited that would have occurred during the period of surrender will be transferred as of the date(s) such transfers would have otherwise occurred.
Policy restoration is not a contract right of the policy; it is an administrative procedure based on requirements of state insurance law and the terms are subject to change without notice at any time.
Supplemental Benefits and Riders
Long-Term Care Benefit Riders
Nationwide offers the following three Long-Term Care Benefit Riders:
(1)	Long-Term Care Acceleration Benefit Rider ("LTC Acceleration Rider")
(2)	Long-Term Care Waiver Benefit Rider ("LTC Waiver Rider")
(3)	Long-Term Care Extended Insurance Benefit Rider ("LTC Extended Rider")
If the Owner elects to add the LTC Acceleration Rider to the Policy, the LTC Waiver Rider must also be added, while the Owner may also add the LTC Extended Rider. The Owner cannot elect to add either the LTC Waiver Rider or the LTC Extended Rider alone.
The Riders have conditions that may affect other rights and benefits under the Policy. For example, Nationwide restricts the Owner's ability to allocate Premiums and Policy Account Value to the Separate Account while benefits are being paid. In addition, each Rider imposes a separate monthly charge that will be deducted from the Policy Account Value as part of the Monthly Deduction.
Owners residing in states that have approved the Long-Term Care Benefit Riders may generally elect to add them to their Policy at any time, subject to Nationwide receiving satisfactory additional Evidence of Insurability and increasing the Face Amount. The Long-Term Care Benefit Riders may not be available in all states and the terms under which they are available may vary from state to state.
These Riders may not cover all of the long-term care expenses incurred by the Insured during the period of coverage. Each Rider contains specific details that the Owner should review before adding the Rider to your Policy. Consult a tax advisor before adding the LTC Acceleration Rider or the LTC Extended Rider to the Policy.
Long-Term Care Acceleration Benefit Rider
Operation of the Long-Term Care Acceleration Benefit Rider. The LTC Acceleration Rider provides for periodic payments to the Owner of a portion of the death benefit if the Insured becomes chronically ill so that the Insured:
(1)	is unable to perform at least two activities of daily living without substantial human assistance for a period of at least 90 days due to a loss of functional capacity; or
(2)	requires substantial supervision to protect the Insured from threats to health and safety due to his or her own severe cognitive impairment.
Benefits under this Rider will not begin until Nationwide receives proof that the Insured is chronically ill and 90 calendar days have elapsed since receiving "qualified long-term care service" as defined in the Rider, while the Policy was in force (the "elimination period"). The Owner must continue to submit periodic evidence of the Insured's continued eligibility for Rider benefits.
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Nationwide determines a maximum amount of death benefit that it will pay for each month of qualification. This amount, called the "Maximum Monthly Benefit," is the acceleration death benefit, as defined in the Rider, divided by the minimum months of acceleration benefits stated in the Policy schedule. The actual amount of any benefit is based on the expense incurred by the Insured, up to the Maximum Monthly Benefit, for qualified long-term care service in a calendar month. Certain types of expenses may be limited to a stated percentage of the Maximum Monthly Benefit. Expenses incurred during the elimination period, however, are excluded from any determination of a benefit.
Each benefit payment reduces the remaining death benefit under the Policy, and causes a proportionate reduction in Face Amount, Policy Account Value, and surrender charge. If the Owner has a Policy loan, Nationwide will use a portion of each benefit to repay Indebtedness. Nationwide will recalculate the Maximum Monthly Benefit if the Owner makes a partial withdrawal of Policy Account Value, and for other events described in the Rider.
Restrictions on Other Rights and Benefits. Before Nationwide begins paying any benefits, all Policy Account Value will be transferred from the Separate Account to the Guaranteed Account. In addition, the Owner will not be permitted to transfer Policy Account Value or allocate any additional Premiums to the Separate Account while Rider benefits are being paid. Participation in any of the automatic investment plans (such as dollar cost averaging) will also be suspended during this period. If the death benefit on the Policy is Option B, Nationwide will change it to Option A.
If the Insured no longer qualifies for Rider benefits, is not chronically ill, and the Policy remains in force, the Owner will be permitted to allocate new Premiums or transfer existing Policy Account Value to the Separate Account, and to change the death benefit option. Nationwide will waive restrictions on transfers from the Guaranteed Account to the Separate Account in connection with such transfers.
Charges for the Rider. The LTC Acceleration Rider imposes a monthly charge on the net amount at risk under the Policy. This charge is at a rate that varies based on the Attained Age and sex of the Insured, and increases annually as the Insured ages. Nationwide may increase the rates for this charge on a class basis. Once Nationwide begins to pay benefits, the LTC Acceleration Rider waives this charge until the Insured no longer qualifies for Rider benefits and is not chronically ill.
Termination of the Rider. The Rider will terminate when the acceleration death benefit is zero, the Policy terminates, or the Owner requests to terminate the Rider.
Long-Term Care Waiver Benefit Rider
Operation of the Long-Term Care Waiver Benefit Rider. After the elimination period noted above, the LTC Waiver Rider provides for the payment of monthly Premiums (equal on an annual basis to the minimum annual premium specified on the Policy schedule) up to the date specified in the Policy schedule, and the waiver of Monthly Deductions after that date. This Rider also provides a residual death benefit. The LTC Waiver Rider is nonseverable from the LTC Acceleration Rider.
Charges for the Rider. The LTC Waiver Rider imposes a monthly charge on the net amount at risk under the Policy. This charge is at a rate that varies based on the Attained Age and sex of the Insured, and increases annually as the Insured ages. Nationwide may increase the rates for this charge on a class basis.
Termination of the Rider. The LTC Waiver Rider will terminate when the Policy terminates (other than as a result of the complete payment of the death benefit through acceleration payments under the LTC Acceleration Rider), the LTC Acceleration Rider terminates (other than as a result of the complete payment of the death benefit through acceleration payments), or on the Policy Anniversary when the Insured's Attained Age is 100.
Long-Term Care Extended Insurance Benefit Rider
Operation of the Long-Term Care Extended Insurance Benefit Rider. Following the full payment of the acceleration death benefit provided under the LTC Acceleration Rider, the LTC Extended Rider provides for periodic reimbursements of expenses incurred for qualified long-term care services, as defined in the Rider. There is no new elimination period under this Rider if benefits are continuous. The Owner must continue to submit periodic evidence of the Insured's eligibility for Rider benefits.
Nationwide determines a maximum amount of benefit that will be paid for each month of qualification. This amount, called the "Maximum Monthly Benefit" is the Rider coverage amount divided by the minimum months of acceleration benefits shown on the Policy schedule. The actual amount of any benefit is based on the expense incurred by the Insured, up to the Maximum Monthly Benefit, for qualified long-term care service in a calendar month. Certain types of expenses may be limited to a stated percentage of the Maximum Monthly Benefit. The LTC Extended Rider also offers an optional nonforfeiture benefit and an optional inflation benefit.
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Charges for the Rider. The LTC Extended Rider imposes a monthly charge on the coverage amount of the Rider. This charge is level for the duration of the Rider and based on the Issue Age of the Insured when the Rider is issued. If the Owner increases the Rider coverage amount, a new charge based on the Issue Age of the Insured at that time will apply to the increase. Nationwide may increase the rates for this charge on a class basis. Once Nationwide begins to pay benefits under the LTC Acceleration Rider, this charge is waived until the Insured no longer qualifies for benefits under the LTC Acceleration Rider or the LTC Extended Rider and is not chronically ill.
Termination of the Rider. The LTC Extended Rider will terminate when benefits under the Rider have been fully paid, when the Policy terminates (other than as a result of the complete payment of the death benefit through acceleration payments under the LTC Acceleration Rider), the LTC Acceleration Rider terminates (other than as a result of the complete payment of the death benefit through acceleration payments), or the Owner requests to terminate the Rider.
Accelerated Death Benefit Rider
Owners residing in states that have approved the Accelerated Death Benefit Rider (the "ADB Rider") may generally choose to add it to the Policy at any time subject to Nationwide has receiving satisfactory additional Evidence of Insurability. The terms of the ADB Rider may vary from state to state.
Generally, the ADB Rider allows the Owner to receive an accelerated payment of part of the Policy's death benefit generally when the Insured develops a non-correctable medical condition that is expected to result in his or her death within 12 months. For Policies issued before April 9, 2001, or the date state approval is obtained, if later, accelerated payments also may be permitted if the Insured has been confined to a nursing care facility (as defined in the ADB Rider) for at least 180 consecutive days and is expected to remain in such a facility for the remainder of his or her life. There are no restrictions on the use of the benefit.
There is no additional charge for this Rider but there is a charge if it is invoked. An administrative charge, currently $100 and not to exceed $250, will be deducted from the accelerated death benefit amount at the time it is paid. Additionally, since the benefit is made in the form of a Policy loan, interest is payable on the outstanding Policy loan and on the Death Benefit lien.
Tax Consequences of the ADB Rider. The federal income tax consequences associated with adding the ADB Rider or receiving the accelerated death benefit are uncertain. Consult a tax advisor before adding the ADB Rider to the Policy or requesting an accelerated death benefit.
Amount of the Accelerated Death Benefit. The ADB Rider provides for a minimum accelerated death benefit payment of $10,000 and a maximum benefit payment equal to 75% of the eligible death benefit less 25% of any Indebtedness. The ADB Rider also restricts the total of the accelerated death benefits paid from all life insurance policies issued to Owners by Nationwide and its affiliates to $250,000. Nationwide may increase this $250,000 maximum to reflect inflation.
Eligible death benefit means: The Insurance Proceeds payable under the Policy if the Insured died at the time Nationwide approves a claim for an accelerated death benefit, minus:
(1)	any Premium refund payable at death if the Insured died at that time; and
(2)	any insurance payable under the terms of any other Rider.
An Owner may submit Written Notice to request the accelerated death benefit. The Owner may only request the accelerated death benefit once, except additional accelerated death benefits may be requested to pay Premiums and Policy loan interest. The Owner may elect to receive the accelerated death benefit as a lump sum or in 12 or 24 equal monthly installments. If installments are elected and the Insured dies before all of the payments have been made, the present value (at the time of the Insured's death) of the remaining payments and the remaining Insurance Proceeds at death under the Policy will be paid to the Beneficiary in a lump sum.
Conditions for Receipt of the Accelerated Death Benefit. To receive an accelerated death benefit payment, the Policy must be in force and the Owner must submit Written Notice, "due proof of eligibility," and a completed claim form to the Service Center. Due proof of eligibility means a written certification (described more fully in the ADB Rider) in a form acceptable to Nationwide from a treating physician (as defined in the ADB Rider) stating that the Insured has a terminal illness or, in certain states only, is expected to be permanently confined to a nursing care facility.
Nationwide may request additional medical information from the Insured's physician and/or may require an independent physical examination (at its expense) before approving the claim for payment of the accelerated death benefit. Nationwide will not approve a claim for an accelerated death benefit payment if:
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(1)	the Policy is assigned in whole or in part;
(2)	if the terminal illness (or, in certain states only, the permanent confinement to a nursing care facility) is the result of intentionally self-inflicted injury; or
(3)	if the Owner is required to elect the payment in order to meet the claims of creditors or to obtain a government benefit.
Operation of the ADB Rider. The accelerated death benefit is made in the form of a Policy loan up to the amount of the maximum loan available under the Policy at the time the claim is approved, resulting in a Policy loan being made in the amount of the requested benefit. This Policy loan operates as would any loan under the Policy.
To the extent that the amount of the requested accelerated death benefit exceeds the maximum available loan amount, the benefit will be advanced to the Owner and a lien will be placed on the death benefit payable under the Policy (the "death benefit lien") in the amount of this excess. Interest will accrue daily, at a rate determined as described in the ADB Rider, on the amount of this lien, and upon the death of the Insured the amount of the lien and accrued interest thereon will be subtracted from the amount of Insurance Proceeds payable at death.
Effect on Existing Policy. The Insurance Proceeds otherwise payable at the time of an Insured's death will be reduced by the amount of any death benefit lien and accrued interest thereon. In addition, if the Owner makes a request for a Surrender, a Policy loan, or a partial withdrawal, the Net Cash Surrender Value and Loan Account value will be reduced by the amount of any outstanding death benefit lien plus accrued interest. Therefore, depending upon the size of the death benefit lien, this may result in the Net Cash Surrender Value and the Loan Account value being reduced to zero.
Premiums and Policy loan interest must be paid when due. However, if requested with the accelerated death benefit claim, future periodic planned Premiums and Policy loan interest may be paid automatically through additional accelerated death benefits.
In addition to a Lapse under the applicable provisions of the Policy, the Policy will also terminate on any Policy Anniversary when the death benefit lien exceeds the Insurance Proceeds at death.
Termination of the ADB Rider. The ADB Rider will terminate on the earliest of: (1) Nationwide's receipt of the Owner's Written Notice requesting termination of the Rider; (2) Surrender or other termination of the Policy; or (3) the Policy Anniversary when the Insurance Proceeds payable at death on such Policy Anniversary is less than or equal to zero.
Additional Insurance Benefit Rider
The Additional Insurance Benefit Rider ("AIB Rider") provides an additional death benefit payable on the death of the Insured without increasing the Policy's Face Amount. The AIB Rider may not be available in all states.
The additional death benefit under the AIB Rider is:
(a)	the Face Amount plus the Rider coverage amount less the Policy's death benefit (if death benefit Option A is in effect); or
(b)	the Face Amount plus the Rider coverage amount plus the Policy Account Value less the death benefit (if death benefit Option B is in effect).
Please note the following about the AIB Rider:
•	the AIB Rider may be canceled separately from the Policy (i.e., it can be canceled without causing the Policy to be canceled or to Lapse). The AIB Rider will terminate on the earliest of: (1) Nationwide's receipt of the Owner's Written Notice requesting termination of the Rider; (2) Surrender or other termination of the Policy; or (3) the Policy Anniversary nearest the Insured's Attained Age 100 (80 in New York).
•	the AIB Rider has a cost of insurance charge that is deducted from the Policy Account Value as part of the Monthly Deduction. This charge is in addition to the cost of insurance charge assessed on the Policy's net amount at risk.
•	if you change from death benefit Option A to death benefit Option B, Nationwide will first decrease the Policy's Face Amount and then the Rider coverage amount by the Policy Account Value.
•	if death benefit Option A is in effect and the Owner makes a partial withdrawal, Nationwide will first decrease the Policy's Face Amount and then the Rider coverage amount by the amount withdrawn (including the partial withdrawal charge).
•	the AIB Rider has no cash or loan value.
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•	the AIB Rider has no surrender charge, additional surrender charge, or premium expense charge.
❍	Since there is no surrender charge for decreasing the Rider coverage amount, such a decrease may be less expensive than a decrease of the same size in the Face Amount of the Policy (if the Face Amount decrease would be subject to a surrender charge). But, continuing coverage on such an increment of Policy Face Amount may have a cost of insurance charge that is higher than the same increment of coverage amount under the Rider. Consult your agent before buying an AIB Rider, and before deciding whether to decrease Policy Face Amount or AIB Rider coverage amount.
•	after the first Policy Year and subject to certain conditions, the Owner may increase or decrease the Rider coverage amount separately from the Policy's Face Amount (and the Policy's Face Amount may be increased or decreased without affecting the Rider coverage amount).
•	to comply with the maximum premium limitations under the Internal Revenue Code of 1986, as amended (the "Code"), insurance coverage provided by an AIB Rider is treated as part of the Policy's Face Amount (see "Federal Tax Considerations").
Other Riders
In addition to the Long-Term Care Benefit Riders, Accelerated Death Benefit Rider, and Additional Insurance Benefit Rider, the following Riders are also available under the Policy. These Riders (which are summarized below) provide fixed benefits that do not vary with the investment performance of the Separate Account.
•	Change of Insured: This Rider permits the Owner to change the Insured, subject to certain conditions and Evidence of Insurability. The Policy's Face Amount will remain the same, and the Monthly Deduction for the cost of insurance and any other benefits provided by Rider will be adjusted for the Attained Age and Premium Class of the new Insured as of the effective date of the change. As the change of an Insured is generally a taxable event, consult a tax advisor before making such a change.
•	Children's Term Insurance: This Rider provides level term insurance on each of the Insured's dependent children, until the earliest of: (1) the first Policy Processing Day after Nationwide's receipt of the Owner's Written Notice requesting termination of the Rider; (2) Surrender or other termination of the Policy; (3) the child's 25th birthday; or (4) the Policy Anniversary nearest the Insured's 65th birthday. Upon expiration of the term insurance on the life of a child and subject to certain conditions, it may be converted without Evidence of Insurability to a whole life policy providing a level Face Amount of insurance and a level premium. The Face Amount of the new policy may be up to five times the amount of the term insurance in force on the expiration date. The Rider is issued to provide between $5,000 and $15,000 of term insurance on each insured child. Each insured child under this Rider will have the same amount of insurance. This Rider must be selected at the time of application for the Policy or upon an increase in Face Amount.
•	Convertible Term Life Insurance: This Rider provides term insurance on an additional insured ("other insured"). This Rider will terminate on the earliest of: (1) Nationwide's receipt of the Owner's Written Notice requesting termination of the Rider; (2) Surrender or other termination of the Policy; or (3) the Policy Anniversary nearest the other insured's Attained Age 100 (80 in New York). If the Policy is extended by the Final Policy Date Extension Rider, this Rider will terminate on the original Final Policy Date. This Rider and the Guaranteed Minimum Death Benefit Rider may not be issued on the same Policy.
•	Disability Waiver Benefit: This Rider provides that in the event of the Insured's total disability (as defined in the Rider), which begins while the Rider is in effect and which continues for at least six months, Nationwide will apply a Premium payment to the Policy on each Policy Processing Day during the first five Policy Years while the Insured is totally disabled (the amount of the payment will be based on the minimum annual premium). Nationwide will also waive all Monthly Deductions due after the commencement of and during the continuance of the total disability after the first five Policy Years. This Rider terminates on the earliest of: (1) the first Policy Processing Day after Nationwide's receipt of the Owner's Written Notice requesting termination of the Rider; (2) Surrender or other termination of the Policy; or (3) the Policy Anniversary nearest the Insured's Attained Age 60 (except for benefits for a disability which began before that Policy Anniversary).
•	Disability Waiver of Premium Benefit: This Rider provides that, in the event of the Insured's total disability before Attained Age 60 and continuing for at least 180 days, Nationwide will apply a Premium payment to the Policy on each Policy Processing Day prior to Insured's Attained Age 65 and while the Insured remains totally disabled. At the time of application, the Owner selects a monthly benefit amount. This amount is generally intended to reflect the amount of the Premiums expected to be paid monthly. In the event of the Insured's total disability, the amount of the Premium payment applied on each Policy Processing Day will be the lesser of: (a) the monthly benefit amount; or (b) the monthly average of the Premium payments less partial withdrawals for the Policy since its Policy Date. This Rider and another disability waiver benefit Rider cannot be elected in the same Policy.
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•	Final Policy Date Extension: This Rider extends the Final Policy Date 20 years past the original Final Policy Date. This benefit may be added only on or after the anniversary nearest the Insured's 90th birthday. There is no additional charge for this benefit. The death benefit after the original Final Policy Date will be the Policy Account Value. All other Riders in effect on the original Final Policy Date will terminate on the original Final Policy Date. Consult a tax advisor before adding this benefit and/or continuing the Policy beyond the Insured's Attained Age 100 because doing so may have tax consequences.
•	Guaranteed Minimum Death Benefit: This Rider provides a guarantee that, if the Net Cash Surrender Value is not sufficient to cover the Monthly Deductions, and the Minimum Guarantee Premium has been paid, the Policy will not Lapse prior to the end of the death benefit guarantee period (as defined in the Rider). If this Rider is added, the Monthly Deduction will be increased by $0.01 per every $1,000 of Face Amount in force under the Policy. The Rider and the additional Monthly Deduction terminate on the earliest of: (1) Nationwide's receipt of the Owner's Written Notice requesting termination of the Rider; (2) Surrender or other termination of the Policy; or (3) expiration of the death benefit guarantee period. This Rider and the Convertible Term Life Insurance Rider may not be issued on the same Policy.
Illustrations
Nationwide will provide illustrations of future benefits under the policy before the policy is purchased and upon request thereafter. Nationwide may assess a $25 fee for this service to persons who request more than one policy illustration during a policy year.
Note: The policy owner selects the Premium amount and frequency shown in the policy illustration to show Nationwide how much Premium the policy owner intends to pay and when. Illustrated Premium and hypothetical rates of return are not guaranteed. Investment Experience varies over time, is rarely the same year-over-year, and may be negative. Because the policy is a variable universal life insurance policy with the potential for unfavorable Investment Experience, including extended periods of significant stock market decline, additional Premium may be required to meet a policy owner's goals and/or to prevent the policy from Lapsing. Generally, variable universal life insurance is considered a long-term investment. Policy owners should weigh the investment risk and costs associated with the policy against their objectives, time horizon, risk tolerance, and ability to pay additional Premium if necessary.
Performance Data
Rating Agencies
Independent financial rating services, including Moody's, Standard & Poor's and A.M. Best Company rank and rate Nationwide. The purpose of these ratings is to reflect the financial strength or claims-paying ability of Nationwide. The ratings are not intended to reflect the Investment Experience or financial strength of the Variable Account. Nationwide may advertise these ratings from time to time. In addition, Nationwide may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend Nationwide or the policies. Furthermore, Nationwide may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.
Money Market Yields
Nationwide may advertise the "yield" and "effective yield" for the money market Sub-Account. Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.
Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.
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Historical Performance of the Sub-Accounts
Nationwide will advertise historical performance of the Sub-Accounts in accordance with SEC prescribed calculations. Performance information is annualized. However, if a Sub-Account has been available in the Variable Account for less than one year, the performance information for that Sub-Account is not annualized. Performance information is based on historical earnings and is not intended to predict or project future results.
Standard & Poor's
"Standard & Poor's®," "S&P®," "S&P 500®," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Nationwide and the Nationwide Variable Insurance Trust. Neither the Policy nor the S&P 500 Index Fund is sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P").
S&P makes no representation or warranty, express or implied, to the Owners of the Policy and the S&P 500 Index Fund or any member of the public regarding the advisability of investing in securities generally or in the Policy and the S&P 500 Index Fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to Nationwide and Nationwide Variable Insurance Trust is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index, which is determined, composed and calculated by S&P without regard to Nationwide, Nationwide Variable Insurance Trust, the Policy, or the S&P 500 Index Fund. S&P has no obligation to take the needs of Nationwide, Nationwide Variable Insurance Trust, or the Owners of the Policy or the S&P 500 Index Fund into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Policy or the S&P 500 Index Fund or the timing of the issuance or sale of the Policy or the S&P 500 Index Fund or in the determination or calculation of the equation by which the Policy or the S&P 500 Index Fund are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Policy or the S&P 500 Index Fund.
S&P does not guarantee the accuracy and/or the completeness of the S&P 500 Index or any data included therein and S&P shall have no liability for any errors, omissions, or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by Nationwide, Nationwide Variable Insurance Trust, Owners of the Policy and the S&P 500 Index Fund, or any other person or entity from the use of the S&P 500 Index or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.
Additional Information
Potential Conflicts of Interest
In addition to the Separate Account, the Portfolios may sell shares to other separate investment accounts established by other insurance companies to support variable annuity contracts and variable life insurance policies or qualified retirement plans. It is possible that, in the future, it may become disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in the Portfolios simultaneously. Although neither Nationwide nor the Portfolios currently foresee any such disadvantages, either to variable life insurance policy owners or to variable annuity contract owners, each Portfolio's Board of Directors (Trustees) will monitor events in order to identify any material conflicts between the interests of these variable life insurance policy owners and variable annuity contract owners, and will determine what action, if any, it should take. This action could include the sale of Portfolio shares by one or more of the separate accounts, which could have adverse consequences. Material conflicts could result from, for example: (1) changes in state insurance laws; (2) changes in federal income tax laws; or (3) differences in voting instructions between those given by variable life insurance policy owners and those given by variable annuity contract owners.
If a Portfolio's Board of Directors (Trustees) were to conclude that separate portfolios should be established for variable life insurance and variable annuity separate accounts, we will bear the attendant expenses, but variable life insurance policy owners and variable annuity contract owners would no longer have the economies of scale resulting from a larger combined portfolio.
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The Portfolios may also sell shares directly to certain pension and retirement plans qualifying under Section 401 of the Code. As a result, there is a possibility that a material conflict may arise between the interests of Owners of this Policy or other policies or contracts (including policies issued by other companies), and such retirement plans or participants in such retirement plans. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Portfolio as an investment option under the Policies or replacing the Portfolio with another portfolio.
Policies Issued in Conjunction with Employee Benefit Plans
Policies may be acquired in conjunction with employee benefit plans ("EBS Policies"), including the funding of qualified pension plans meeting the requirements of Section 401 of the Code. For EBS Policies, the maximum mortality rates used to determine the monthly cost of insurance charge are based on the Commissioners' 1980 Standard Ordinary Mortality Tables NB and SB. Under these tables, mortality rates are the same for male and female Insureds of a particular Attained Age and Premium Class. Illustrations reflecting the Premiums and charges for EBS Policies will be provided upon request to purchasers of these Policies. There is no provision for misstatement of sex in the EBS Policies. Also, the rates used to determine the amount payable under a particular settlement option will be the same for male and female Insureds.
Legal Developments Regarding Unisex Actuarial Tables
In 1983, the United States Supreme Court held in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. In that case, the Supreme Court applied its decision only to benefits derived from contributions made on or after August 1, 1983.
Subsequent decisions of lower federal courts indicate that, in other factual circumstances, the Title VII prohibition of sex-distinct benefits may apply at an earlier date. In addition, legislative, regulatory, or decisional authority of some states may prohibit the use of sex-distinct mortality tables under certain circumstances. The Policies, other than Policies issued in states that require "unisex" policies (currently Montana) and EBS Policies are based upon actuarial tables, which distinguish between men and women, and, thus, the Policy provides different benefits to men and women of the same age. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of these authorities on any employment-related insurance or benefits program before purchasing the Policy and in determining whether an EBS Policy is appropriate.
Safekeeping of Account Assets
Nationwide holds the Separate Account's assets physically segregated and apart from the general account. Nationwide maintains records of all purchases and sale of Portfolio shares by each of the Subaccounts. A fidelity bond in the amount of $25 million per occurrence and $50 million in the aggregate covering our officers and employees has been issued by Fidelity and Deposit Insurance Company (a division of Zurich American Insurance Company).
Reports to Owners
At least once each year, Nationwide will send an Owner a report showing the following information as of the end of the report period:
•	the current Policy Account Value, Guaranteed Account value, Subaccount values, and Loan Account value;
•	the current Net Cash Surrender Value;
•	the current death benefit;
•	the current amount of any Indebtedness;
•	any activity since the last report (e.g., Premiums paid, partial withdrawals, charges and deductions); and
•	any other information required by law.
Nationwide currently sends these reports quarterly. In addition, Nationwide will send a statement showing the status of the Policy following the transfer of amounts from one Subaccount to another (excluding automatic rebalancing), the taking of a loan, the repayment of a loan, a partial withdrawal, and the payment of any Premiums (excluding those paid by bank draft or otherwise under the automatic payment plan).
Similar reports can be prepared at other times for a reasonable fee. Nationwide reserves the right to limit the scope and frequency of these requested reports.
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Nationwide will send a semi-annual report containing the financial statements of each Portfolio in which an Owner is invested.
Records
Nationwide will maintain all records relating to the Separate Account and the Guaranteed Account at the Service Center.
Independent Registered Public Accounting Firm
The financial statements of Nationwide Provident VLI Separate Account 1 and the statutory financial statements and schedules of Nationwide Life Insurance Company for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Suite 500, Columbus, Ohio 43215.
The KPMG LLP report dated March 19, 2021 of Nationwide Life Insurance Company includes explanatory language that states that the financial statements are prepared by Nationwide Life Insurance Company using statutory accounting practices prescribed or permitted by the Ohio Department of Insurance, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the KPMG LLP audit report states that the financial statements are not presented fairly in accordance with U.S. generally accepted accounting principles and further states that those statements are presented fairly, in all material respects, in accordance with statutory accounting practices prescribed or permitted by the Ohio Department of Insurance.
Additional Information about the Company
Nationwide Life Insurance Company ("Nationwide") is a stock life insurance company organized under Ohio law in March 1929, with its Main Administrative Office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide provides life insurance, annuities and retirement products. Nationwide is admitted to do business in all states, the District of Columbia and Puerto Rico. Nationwide is a member of the Nationwide group of companies, which is comprised of Nationwide Mutual Insurance Company ("NMIC") and all of its subsidiaries and affiliates. Nationwide is a wholly owned subsidiary of Nationwide Financial Services, Inc. ("NFS"), a holding company. Nationwide is an indirect wholly owned subsidiary, and NFS a direct wholly owned subsidiary, of NMIC.
On January 1, 2009, NFS became a private wholly owned subsidiary of NMIC. NFS is the holding company of Nationwide and other companies that comprise the retirement savings operations of the Nationwide group of companies. The Nationwide group of companies is one of America’s largest insurance and financial services family of companies, with combined assets of over $197 billion as of December 31, 2015.
Before January 1, 2010, the Policies were issued by Nationwide Life Insurance Company of America ("NLICA"), at that time a wholly owned subsidiary of NFS. NLICA was chartered by the Commonwealth of Pennsylvania in 1865 under the name Provident Mutual Life Insurance Company ("PMLIC"). On October 1, 2002, PMLIC converted from a mutual insurance company to a stock insurance company, changed its name to Nationwide Life Insurance Company of America, and became a wholly owned subsidiary of NFS, pursuant to terms of a sponsored demutualization. Effective following the close of business on December 31, 2009, NLICA merged with and into Nationwide, and Nationwide was the surviving company.
Nationwide submits annual statements on our operations and finances to insurance officials in all states and jurisdictions in which it does business. Nationwide has filed the Policy with insurance officials in those jurisdictions in which the Policy is sold.
Nationwide intends to reinsure a portion of the risks assumed under the Policies.
Underwriters
The current distributor of the Policies is Nationwide Investment Services Corporation ("NISC") located at One Nationwide Plaza, Columbus, Ohio 43215, an affiliate of Nationwide. Until May 1, 2009, the Policies were distributed by Nationwide Securities, LLC ("NSLLC") (formerly, 1717 Capital Management Company), located at One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned indirect subsidiary of Nationwide.
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The Policies were sold on a continuous basis until December 31, 2008, by licensed insurance agents in those states where the Policies could lawfully be sold. Beginning January 1, 2009, no new policies will be sold, but agents may continue to accept additional premium on existing Policies. Agents are registered representatives of broker dealers registered under the Securities Exchange Act of 1934 who are member firms of the Financial Industry Regulatory Authority ("FINRA").
Gross first year commissions paid by Nationwide on the sale of these Policies provided by NISC are approximately 91% of the target premium plus 2% of any excess premium payments. Nationwide pays gross renewal commissions in years two through 10 on the sale of the Policies provided by NISC that will not exceed 2% of actual premium payment, and will be 0% in policy years 11 and thereafter. Expense allowances and bonuses may also be paid, and firms may receive annual renewal compensation of up to 0.25% of the unloaned Policy Account Value.
NISC received no compensation as principal underwriter of variable life insurance policies and variable annuity contracts offered by insurance company subsidiaries of Nationwide Financial Services, Inc. for each of this Variable Account’s last three fiscal years.
Additional Information about the Separate Account
On October 1, 2002, in connection with the sponsored demutualization (whereby NLICA converted from a mutual insurance company to a stock life insurance company, became a wholly-owned subsidiary of NFS, and changed its name from Provident Mutual Life Insurance Company to Nationwide Life Insurance Company of America), the Provident Mutual Variable Life Separate Account changed its name to the Nationwide Provident VLI Separate Account 1.
Other Information
A registration statement has been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Policies. Not all the information set forth in the registration statement, and the amendments and exhibits thereto, has been included in the prospectus and this SAI. Statements contained in this SAI concerning the content of the Policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC at 100 F Street, N.E., Washington, DC 20549.
Financial Statements
All financial statements included in the SAI should be considered only as bearing on our ability to meet our obligations under the Policies. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.
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NATIONWIDE

PROVIDENT VLI

SEPARATE

ACCOUNT 1

Annual Report

To

Policyholders

December 31, 2020

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide Provident VLI Separate Account 1:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of the sub-accounts listed in the Appendix that comprise the Nationwide Provident VLI Separate Account 1 (the Separate Account) as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in contract owners’ equity for the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 8 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix and the changes in its contract owners’ equity for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods indicated in Note 8, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2020, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/    KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio

April 2, 2021

Appendix

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. – AB VPS Growth and Income Portfolio: Class A (ALVGIA)

AllianceBernstein Variable Products Series Fund, Inc. – AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)

ALGER AMERICAN FUNDS

Alger Small Cap Growth Portfolio: Class I-2 Shares (AASCO)

AMERICAN CENTURY INVESTORS, INC.

American Century Variable Portfolios, Inc. – American Century VP International Fund: Class I (ACVI)

American Century Variable Portfolios, Inc. – American Century VP Disciplined Core Value Fund: Class I (ACVIG) (1)

American Century Variable Portfolios II, Inc. – American Century VP Inflation Protection Fund: Class II (ACVIP2)

American Century Variable Portfolios, Inc. – American Century VP Mid Cap Value Fund: Class I (ACVMV1)

American Century Variable Portfolios, Inc. – American Century VP Ultra(R) Fund: Class I (ACVU1)

BLACKROCK FUNDS

BlackRock Variable Series Funds, Inc. – BlackRock Global Allocation V.I. Fund: Class II (MLVGA2)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Variable Investment Fund – Appreciation Portfolio: Initial Shares (DCAP)

BNY Mellon Variable Investment Fund – Opportunistic Small Cap Portfolio: Initial Shares (DSC)

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Investment Portfolios – Small Cap Stock Index Portfolio: Service Shares (DVSCS)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series – Federated Hermes Quality Bond Fund II: Primary Shares (FQB) (1)

Federated Hermes Insurance Series – Federated Hermes Managed Volatility Fund II: Primary Shares (FVU2) (1)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund – VIP Asset Manager Portfolio: Initial Class (FAMP)

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Initial Class (FCP)

Fidelity Variable Insurance Products Fund – VIP Equity-Income Portfolio: Initial Class (FEIP)

Fidelity Variable Insurance Products Fund – VIP Equity-Income Portfolio: Service Class (FEIS)

Fidelity Variable Insurance Products Fund – Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)

Fidelity Variable Insurance Products Fund – Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)

Fidelity Variable Insurance Products Fund – Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)

Fidelity Variable Insurance Products Fund – VIP Growth Portfolio: Initial Class (FGP)

Fidelity Variable Insurance Products Fund – VIP Growth Portfolio: Service Class (FGS)

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Initial Class (FHIP)

Fidelity Variable Insurance Products Fund – VIP Investment Grade Bond Portfolio: Initial Class (FIGBP)

Fidelity Variable Insurance Products Fund – VIP Investment Grade Bond Portfolio: Service Class (FIGBS)

Fidelity Variable Insurance Products Fund – VIP Mid Cap Portfolio: Service Class (FMCS)

Fidelity Variable Insurance Products Fund – VIP Energy Portfolio: Service Class 2 (FNRS2)

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Initial Class (FOP)

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class (FOS)

Fidelity Variable Insurance Products Fund – VIP Value Strategies Portfolio: Service Class (FVSS)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust – Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)

Franklin Templeton Variable Insurance Products Trust – Franklin Allocation VIP Fund: Class 2 (FTVFA2)

Franklin Templeton Variable Insurance Products Trust – Templeton Global Bond VIP Fund: Class 2 (FTVGI2)

Franklin Templeton Variable Insurance Products Trust – Franklin Rising Dividends VIP Fund: Class 1 (FTVRDI)

Franklin Templeton Variable Insurance Products Trust – Franklin Small Cap Value VIP Fund: Class 1 (FTVSVI)

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign VIP Fund: Class 1 (TIF)

INVESCO INVESTMENTS

Invesco – Invesco V.I. American Franchise Fund: Series I Shares (ACEG)

Invesco – Invesco V.I. Value Opportunities Fund: Series I Shares (AVBVI)

Invesco Oppenheimer V.I. Main Street Fund: Series I (OVGI)

Invesco Oppenheimer V.I. Global Fund: Series I (OVGS)

Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I (OVSB)

Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I (OVSC)

IVY INVESTMENTS

Ivy Variable Insurance Portfolios – Asset Strategy: Class II (WRASP)

JANUS HENDERSON INVESTORS

Janus Aspen Series – Janus Henderson Balanced Portfolio: Service Shares (JABS) (1)

Janus Aspen Series – Janus Henderson Forty Portfolio: Service Shares (JACAS) (1)

Janus Aspen Series – Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS) (1)

Janus Aspen Series – Janus Henderson Overseas Portfolio: Service Shares (JAIGS) (1)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust II – MFS Massachusetts Investors Growth Stock Portfolio: Initial Class (MV2IGI)

MFS(R) Variable Insurance Trust – MFS Value Series: Initial Class (MVFIC)

MFS(R) Variable Insurance Trust II – MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)

MORGAN STANLEY

Morgan Stanley Variable Insurance Fund, Inc. – Emerging Markets Debt Portfolio: Class I (MSEM)

Morgan Stanley Variable Insurance Fund, Inc. – Core Plus Fixed Income Portfolio: Class I (MSVFI)

Morgan Stanley Variable Insurance Fund, Inc. – U.S. Real Estate Portfolio: Class I (MSVRE)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust – BlackRock NVIT Equity Dividend Fund: Class IV (EIF4)

Nationwide Variable Insurance Trust – NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust – NVIT Government Bond Fund: Class IV (GBF4)

Nationwide Variable Insurance Trust – NVIT Emerging Markets Fund: Class I (GEM)

Nationwide Variable Insurance Trust – NVIT International Equity Fund: Class I (GIG)

Nationwide Variable Insurance Trust – American Funds NVIT Asset Allocation Fund: Class II (GVAAA2)

Nationwide Variable Insurance Trust – American Funds NVIT Bond Fund: Class II (GVABD2)

Nationwide Variable Insurance Trust – American Funds NVIT Global Growth Fund: Class II (GVAGG2)

Nationwide Variable Insurance Trust – American Funds NVIT Growth-Income Fund: Class II (GVAGI2)

Nationwide Variable Insurance Trust – American Funds NVIT Growth Fund: Class II (GVAGR2)

Nationwide Variable Insurance Trust – NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust – NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)

Nationwide Variable Insurance Trust – NVIT S&P 500 Index Fund: Class IV (GVEX4)

Nationwide Variable Insurance Trust – NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

Nationwide Variable Insurance Trust – NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust – NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust – Federated NVIT High Income Bond Fund: Class I (HIBF)

Nationwide Variable Insurance Trust – NVIT Mid Cap Index Fund: Class I (MCIF)

Nationwide Variable Insurance Trust – Amundi NVIT Multi Sector Bond Fund: Class I (MSBF)

Nationwide Variable Insurance Trust – NVIT Mellon Dynamic U.S. Equity Income: Class I (NVAMV1) (1)

Nationwide Variable Insurance Trust – NVIT Core Bond Fund: Class I (NVCBD1)

Nationwide Variable Insurance Trust – NVIT Blueprint(SM) Capital Appreciation Fund: Class I (NVCCA1) (1)

Nationwide Variable Insurance Trust – NVIT Blueprint(SM) Conservative Fund: Class I (NVCCN1) (1)

Nationwide Variable Insurance Trust – NVIT Blueprint(SM) Moderately Aggressive Fund: Class I (NVCMA1) (1)

Nationwide Variable Insurance Trust – NVIT Blueprint(SM) Moderately Conservative Fund: Class I (NVCMC1) (1)

Nationwide Variable Insurance Trust – NVIT Blueprint(SM) Moderate Fund: Class I (NVCMD1) (1)

Nationwide Variable Insurance Trust – NVIT Blueprint(SM) Aggressive Fund: Class I (NVCRA1) (1)

Nationwide Variable Insurance Trust – NVIT Blueprint(SM) Balanced Fund: Class I (NVCRB1) (1)

Nationwide Variable Insurance Trust – NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)

Nationwide Variable Insurance Trust – NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)

Nationwide Variable Insurance Trust – NVIT International Equity Fund: Class II (NVIE6)

Nationwide Variable Insurance Trust – NVIT Core Plus Bond Fund: Class I (NVLCP1)

Nationwide Variable Insurance Trust – NVIT AllianzGI International Growth Fund: Class I (NVMIG1) (1)

Nationwide Variable Insurance Trust – NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1) (1)

Nationwide Variable Insurance Trust – NVIT Wells Fargo Discovery Fund: Class I (NVMMG1) (1)

Nationwide Variable Insurance Trust – NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)

Nationwide Variable Insurance Trust – Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I (NVNMO1)

Nationwide Variable Insurance Trust – NVIT Newton Sustainable U.S. Equity Fund: Class II (NVNSR2) (1)

Nationwide Variable Insurance Trust – NVIT Mellon Dynamic U.S. Core Fund: Class I (NVOLG1) (1)

Nationwide Variable Insurance Trust – NVIT Real Estate Fund: Class I (NVRE1)

Nationwide Variable Insurance Trust – NVIT Short Term Bond Fund: Class II (NVSTB2)

Nationwide Variable Insurance Trust – NVIT Columbia Overseas Value Fund: Class I (NVTIV3) (1)

Nationwide Variable Insurance Trust – NVIT Government Money Market Fund: Class IV (SAM4)

Nationwide Variable Insurance Trust – NVIT Multi-Manager Small Company Fund: Class IV (SCF4)

Nationwide Variable Insurance Trust – NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)

Nationwide Variable Insurance Trust – NVIT Multi-Manager Small Cap Value Fund: Class IV (SCVF4)

Nationwide Variable Insurance Trust – NVIT AQR Large Cap Defensive Style Fund: Class IV (TRF4) (1)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust – Mid-Cap Growth Portfolio: I Class Shares (AMCG)

Neuberger Berman Advisers Management Trust – Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)

Neuberger Berman Advisers Management Trust – Sustainable Equity Portfolio: Class I Shares (AMSRS)

Neuberger Berman Advisers Management Trust – Short Duration Bond Portfolio: I Class Shares (AMTB)

PIMCO FUNDS

PIMCO Variable Insurance Trust – International Bond Portfolio (unhedged): Administrative Class (PMVFBA)

PIMCO Variable Insurance Trust – Low Duration Portfolio: Administrative Class (PMVLDA)

PIMCO Variable Insurance Trust – Total Return Portfolio: Administrative Class (PMVTRA)

PUTNAM INVESTMENTS

Putnam Variable Trust – Putnam VT Equity Income Fund: Class IB (PVEIB)

Putnam Variable Trust – Putnam VT Growth Opportunities Fund: Class IB (PVGOB)

Putnam Variable Trust – Putnam VT International Equity Fund: Class IB (PVTIGB)

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. – T. Rowe Price Health Sciences Portfolio: II (TRHS2)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust – Emerging Markets Bond Fund: Initial Class (VWBF) (1)

VanEck VIP Trust – Emerging Markets Fund: Initial Class (VWEM)

VanEck VIP Trust – Global Hard Assets Fund: Initial Class (VWHA)

VANGUARD GROUP OF INVESTMENT COMPANIES

Vanguard Variable Insurance Fund – Equity Income Portfolio (VVEI)

Vanguard Variable Insurance Fund – Total Bond Market Index Portfolio (VVHGB)

Vanguard Variable Insurance Fund – High Yield Bond Portfolio (VVHYB)

Vanguard Variable Insurance Fund – Mid-Cap Index Portfolio (VVMCI)

WELLS FARGO FUNDS

Wells Fargo Variable Trust – VT Discovery Fund: Class 2 (SVDF)

Wells Fargo Variable Trust – VT Opportunity Fund: Class 2 (SVOF)

Wells Fargo Variable Trust – VT Small Cap Growth Fund: Class 2 (WFVSCG)

Statement of changes in contract owners’ equity for the period from January 1, 2019 to April 30, 2019 (liquidation).

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust – Large Cap Value Portfolio: Class I (AMTP)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from September 11, 2020 (inception) to December 31, 2020.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust – NVIT Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from October 16, 2020 (inception) to December 31, 2020.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust – NVIT Columbia Overseas Value Fund: Class X (NVMIVX)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from April 30, 2020 (inception) to December 31, 2020.

INVESCO INVESTMENTS

Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)

Statement of operations for the period from January 1, 2020 to April 30, 2020 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2020 to April 30, 2020 (liquidation) and the year ended December 31, 2019.

INVESCO INVESTMENTS

Invesco – Invesco V.I. Mid Cap Growth Fund: Series I Shares (IVKMG1)

Statement of operations for the period from January 1, 2020 to October 16, 2020 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2020 to October 16, 2020 (liquidation) and the year ended December 31, 2019.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust – NVIT Multi-Manager International Value Fund: Class I (GVDIVI)

Nationwide Variable Insurance Trust – NVIT Multi-Manager International Value Fund: Class IV (GVDIV4)

Statement of operations for the period from January 1, 2020 to September 11, 2020 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2020 to September 11, 2020 (liquidation) and the year ended December 31, 2019.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust – NVIT Multi-Manager Large Cap Value Fund: Class I (NVMLV1)

(1)	See Note 1 to the financial statements for the former name of the sub-account.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**,***	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity
ALVGIA	78,467	$2,296,182	$2,273,201	$-	$2,273,201	$1,722	$2,271,479
ALVSVA	119,852	2,187,724	2,084,234	-	2,084,234	479	2,083,755
AASCO	907,792	22,788,678	40,650,944	565	40,651,509	-	40,651,509
ACVI	10,744	113,980	151,493	-	151,493	711	150,782
ACVIG	218,138	2,019,987	2,242,455	-	2,242,455	1,724	2,240,731
ACVIP2	158,405	1,655,557	1,756,713	860	1,757,573	-	1,757,573
ACVMV1	75,692	1,468,766	1,554,723	107	1,554,830	-	1,554,830
ACVU1	11,916	205,249	327,438	1,686	329,124	-	329,124
MLVGA2	79,295	1,334,091	1,539,106	-	1,539,106	48	1,539,058
DCAP	75,033	2,966,730	3,540,075	827	3,540,902	-	3,540,902
DSC	17,698	812,972	878,869	908	879,777	-	879,777
DSIF	208,939	9,444,018	13,428,526	-	13,428,526	1,385	13,427,141
DVSCS	686,980	11,288,435	13,093,839	1,613	13,095,452	-	13,095,452
FQB	193,340	2,122,310	2,285,274	-	2,285,274	606	2,284,668
FVU2	5,336	55,884	59,173	-	59,173	81	59,092
FAMP	1,610,602	24,632,327	27,444,660	-	27,444,660	1,990	27,442,670
FCP	-	1	1	-	1	1	-
FEIP	3,512,021	74,739,196	83,937,307	-	83,937,307	3,546	83,933,761
FEIS	298,287	6,408,708	7,081,344	45	7,081,389	-	7,081,389
FF10S	3,538	45,644	50,458	-	50,458	163	50,295
FF20S	149,464	1,927,770	2,237,477	95	2,237,572	-	2,237,572
FF30S	288,802	3,963,969	4,848,987	-	4,848,987	185	4,848,802
FGP	2,037,704	108,532,650	209,883,535	5,106	209,888,641	-	209,888,641
FGS	63,323	3,706,361	6,485,544	-	6,485,544	211	6,485,333
FHIP	1,716,860	9,140,135	9,116,529	97	9,116,626	-	9,116,626
FIGBP	1,564,645	20,241,720	22,045,844	794	22,046,638	-	22,046,638
FIGBS	129,506	1,659,969	1,802,730	21	1,802,751	-	1,802,751
FMCS	257,962	8,308,249	9,874,785	3,338	9,878,123	-	9,878,123
FNRS2	55,684	876,934	577,439	82	577,521	-	577,521
FOP	1,227,196	25,015,338	32,545,249	-	32,545,249	230	32,545,019
FOS	167,949	3,403,968	4,433,845	-	4,433,845	164	4,433,681
FVSS	140,806	1,826,529	1,902,292	2,622	1,904,914	-	1,904,914
FTVDM2	98,976	810,736	1,152,078	-	1,152,078	8	1,152,070
FTVFA2	14,344	87,792	77,889	5	77,894	-	77,894
FTVGI2	80,513	1,350,562	1,112,686	41	1,112,727	-	1,112,727
FTVRDI	258,620	6,723,835	7,802,563	-	7,802,563	85	7,802,478
FTVSVI	360,519	6,030,629	5,479,893	-	5,479,893	1,698	5,478,195
TIF	41,025	575,720	556,707	749	557,456	-	557,456
ACEG	9,333	605,831	831,563	685	832,248	-	832,248
AVBVI	50,692	297,218	284,888	365	285,253	-	285,253
OVAG	29,200	2,096,165	3,122,363	-	3,122,363	525	3,121,838
OVGI	108,262	3,123,490	3,238,109	-	3,238,109	1,321	3,236,788
OVGS	283,591	11,331,904	14,780,778	-	14,780,778	474	14,780,304
OVSB	107,114	525,356	518,433	51	518,484	-	518,484
OVSC	44,085	1,030,282	1,208,815	1,648	1,210,463	-	1,210,463
WRASP	18,664	169,600	194,895	12	194,907	-	194,907
JABS	74,985	2,687,178	3,456,788	-	3,456,788	948	3,455,840
JACAS	170,297	6,088,851	9,018,951	-	9,018,951	1,229	9,017,722
JAGTS	225,525	2,667,833	4,623,256	-	4,623,256	4,088	4,619,168
JAIGS	84,361	2,527,166	3,085,920	788	3,086,708	-	3,086,708
MV2IGI	111,153	2,027,375	2,785,494	394	2,785,888	-	2,785,888
MVFIC	144,686	2,724,858	2,951,593	1,880	2,953,473	-	2,953,473
MVIVSC	61,842	1,576,113	2,131,685	43	2,131,728	-	2,131,728
MSEM	12,217	96,326	94,557	199	94,756	-	94,756

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**,***	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity
MSVFI	95,976	1,052,285	1,124,839	550	1,125,389	-	1,125,389
MSVRE	22,681	449,390	388,530	301	388,831	-	388,831
EIF4	804,110	11,662,415	15,599,729	-	15,599,729	1,617	15,598,112
GBF	50,698	556,341	572,376	-	572,376	43	572,333
GBF4	949,341	10,439,239	10,708,570	-	10,708,570	3,573	10,704,997
GEM	201,802	2,282,912	3,018,951	510	3,019,461	-	3,019,461
GIG	14,767	153,408	171,450	1	171,451	-	171,451
GVAAA2	41,568	1,037,941	1,109,461	16	1,109,477	-	1,109,477
GVABD2	24,973	304,040	315,415	32	315,447	-	315,447
GVAGG2	58,973	1,844,612	2,373,647	3	2,373,650	-	2,373,650
GVAGI2	19,425	1,049,627	1,096,173	-	1,096,173	125	1,096,048
GVAGR2	20,602	1,792,286	2,489,084	-	2,489,084	68	2,489,016
GVDMA	1,691,757	21,503,270	22,246,606	-	22,246,606	374	22,246,232
GVDMC	237,883	2,665,305	2,676,184	843	2,677,027	-	2,677,027
GVEX4	8,156,347	98,084,661	182,783,727	-	182,783,727	7,148	182,776,579
GVIDA	463,135	5,727,265	6,043,914	-	6,043,914	409	6,043,505
GVIDC	129,135	1,316,846	1,361,084	561	1,361,645	-	1,361,645
GVIDM	3,262,423	38,282,583	39,377,440	-	39,377,440	278	39,377,162
HIBF	193,228	1,264,006	1,265,646	503	1,266,149	-	1,266,149
MCIF	252,642	5,731,181	5,793,075	-	5,793,075	2,277	5,790,798
MSBF	107,663	979,277	990,502	937	991,439	-	991,439
NVAMV1	299,848	4,497,794	4,482,729	118	4,482,847	-	4,482,847
NVAMVX	278,350	3,660,588	4,152,981	594	4,153,575	-	4,153,575
NVCBD1	30,055	330,168	344,128	-	344,128	71	344,057
NVCCA1	5,004	53,596	53,143	-	53,143	36	53,107
NVCCN1	771	7,848	8,412	40	8,452	-	8,452
NVCMA1	15,419	140,765	146,943	-	146,943	99	146,844
NVCMC1	426	4,476	4,720	-	4,720	88	4,632
NVCMD1	31,329	321,706	340,549	10	340,559	-	340,559
NVCRA1	47,723	455,439	518,752	75	518,827	-	518,827
NVCRB1	2,064	22,342	23,241	42	23,283	-	23,283
NVDBL2	2,806	42,967	45,456	-	45,456	84	45,372
NVDCA2	831	14,552	15,219	-	15,219	110	15,109
NVIE6	23,474	236,747	269,954	-	269,954	10	269,944
NVLCP1	2,484	30,521	30,400	16	30,416	-	30,416
NVMIG1	134,822	1,426,329	1,629,992	-	1,629,992	41	1,629,951
NVMIVX	1,730,587	16,341,945	18,621,120	10,424	18,631,544	-	18,631,544
NVMLG1	628,598	6,513,976	5,619,669	-	5,619,669	1,728	5,617,941
NVMMG1	6,078,112	66,247,015	84,181,849	-	84,181,849	17,996	84,163,853
NVMMV2	575,513	5,475,133	4,483,250	-	4,483,250	95	4,483,155
NVNMO1	1,415,087	14,499,466	17,320,662	38	17,320,700	-	17,320,700
NVNSR2	15,345	199,209	215,903	103	216,006	-	216,006
NVOLG1	8,149,521	145,638,211	153,536,978	-	153,536,978	3,934	153,533,044
NVRE1	470,256	3,151,613	3,414,061	-	3,414,061	117	3,413,944
NVSTB2	69,821	719,565	725,444	-	725,444	13	725,431
NVTIV3	38,649	408,036	415,864	501	416,365	-	416,365
SAM4	25,736,573	25,736,573	25,736,573	283	25,736,856	-	25,736,856
SCF4	972,234	18,901,229	19,415,518	-	19,415,518	1,507	19,414,011
SCGF	146,112	2,456,827	2,871,102	-	2,871,102	539	2,870,563
SCVF4	1,999,444	21,951,962	17,535,127	-	17,535,127	270	17,534,857
TRF4	5,875,259	70,520,066	138,127,331	8,377	138,135,708	-	138,135,708
AMCG	5,078	125,407	202,117	-	202,117	249	201,868
AMMCGS	22,025	558,347	794,212	-	794,212	599	793,613
AMSRS	132,443	3,454,818	4,064,669	-	4,064,669	2,007	4,062,662

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**,***	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity
AMTB	532,304	5,665,131	5,685,010	985	5,685,995	-	5,685,995
PMVFBA	4,800	48,514	50,545	-	50,545	6	50,539
PMVLDA	47,122	482,641	489,127	55	489,182	-	489,182
PMVTRA	118,767	1,317,505	1,376,510	-	1,376,510	349	1,376,161
PVEIB	16,717	397,198	426,455	61	426,516	-	426,516
PVGOB	40,503	360,146	589,324	1,080	590,404	-	590,404
PVTIGB	4,941	65,356	81,420	-	81,420	272	81,148
TRHS2	61,261	2,532,792	3,550,679	165	3,550,844	-	3,550,844
VWBF	309,274	2,665,669	2,730,888	-	2,730,888	589	2,730,299
VWEM	1,204,801	15,186,880	20,349,097	-	20,349,097	93	20,349,004
VWHA	194,162	4,702,896	4,364,758	-	4,364,758	200	4,364,558
VVEI	162,004	3,401,893	3,737,429	3	3,737,432	-	3,737,432
VVHGB	136,113	1,629,452	1,743,608	22	1,743,630	-	1,743,630
VVHYB	240,927	1,857,510	1,956,324	83	1,956,407	-	1,956,407
VVMCI	292,649	5,485,885	7,541,569	43	7,541,612	-	7,541,612
SVDF	22,913	686,851	1,116,529	1,617	1,118,146	-	1,118,146
SVOF	12,175	299,783	360,753	1,599	362,352	-	362,352
WFVSCG	17,334	197,425	255,150	-	255,150	234	254,916

Total (unaudited)			$1,445,903,639	$56,217	$1,445,959,856	$70,870	$1,445,888,986

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).
**

For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no policyholders were invested at December 31, 2020, if applicable.

***	If zero shares are listed, there is ownership of the fund, however it is less than one full share.

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	Total (unaudited)	ALVGIA	ALVSVA	AASCO	ACVI	ACVIG	ACVIP2	ACVMV1
Reinvested dividends	$15,052,035	32,954	18,867	348,799	612	39,164	20,276	24,255
Mortality and expense risk charges (note 3)	(7,198,361)	(10,319)	(8,991)	(154,054)	(760)	(14,603)	(6,676)	(9,293)

Net investment income (loss)	7,853,674	22,635	9,876	194,745	(148)	24,561	13,600	14,962

Realized gain (loss) on investments	17,138,682	(14,502)	(179,632)	966,205	(41)	16,422	(4,715)	(7,092)
Change in unrealized gain (loss) on investments	137,005,148	(126,768)	75,777	13,656,974	27,704	72,756	113,695	926

Net gain (loss) on investments	154,143,830	(141,270)	(103,855)	14,623,179	27,663	89,178	108,980	(6,166)

Reinvested capital gains	78,525,002	112,120	86,362	2,340,105	1,847	101,156	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$240,522,506	(6,515)	(7,617)	17,158,029	29,362	214,895	122,580	8,796

Investment Activity:	ACVU1	MLVGA2	DCAP	DSC	DSIF	DVSCS	FQB	FVU2
Reinvested dividends	$-	15,719	24,494	4,529	184,947	113,214	64,246	1,469
Mortality and expense risk charges (note 3)	(1,584)	(10,423)	(22,508)	(3,211)	(58,685)	(77,561)	(16,315)	(406)

Net investment income (loss)	(1,584)	5,296	1,986	1,318	126,262	35,653	47,931	1,063

Realized gain (loss) on investments	5,956	17,879	(1,337)	(31,186)	687,079	135,415	(13,049)	(267)
Change in unrealized gain (loss) on investments	81,606	162,833	418,064	164,486	302,189	409,114	105,425	(1,009)

Net gain (loss) on investments	87,562	180,712	416,727	133,300	989,268	544,529	92,376	(1,276)

Reinvested capital gains	23,641	72,639	252,036	-	747,584	644,659	6,881	-

Net increase (decrease) in contract owners’ equity resulting from operations	$109,619	258,647	670,749	134,618	1,863,114	1,224,841	147,188	(213)

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	FAMP	FCP	FEIP	FEIS	FF10S	FF20S	FF30S	FGP
Reinvested dividends	$377,084	-	1,366,307	107,909	568	24,358	49,492	132,013
Mortality and expense risk charges (note 3)	(127,042)	-	(369,861)	(31,831)	(385)	(14,804)	(28,517)	(872,107)

Net investment income (loss)	250,042	-	996,446	76,078	183	9,554	20,975	(740,094)

Realized gain (loss) on investments	367,516	-	1,005,026	65,052	2,786	79,759	199,717	9,952,810
Change in unrealized gain (loss) on investments	2,557,459	-	(1,086,542)	(3,239)	853	66,976	272,741	39,663,836

Net gain (loss) on investments	2,924,975	-	(81,516)	61,813	3,639	146,735	472,458	49,616,646

Reinvested capital gains	332,044	-	3,514,560	278,301	2,494	125,181	188,998	16,760,242

Net increase (decrease) in contract owners’ equity resulting from operations	$3,507,061	-	4,429,490	416,192	6,316	281,470	682,431	65,636,794

Investment Activity:	FGS	FHIP	FIGBP	FIGBS	FMCS	FNRS2	FOP	FOS
Reinvested dividends	$3,298	440,571	471,510	36,681	46,716	13,798	126,363	13,459
Mortality and expense risk charges (note 3)	(28,187)	(43,370)	(106,830)	(8,698)	(59,592)	(3,850)	(141,176)	(28,502)

Net investment income (loss)	(24,889)	397,201	364,680	27,983	(12,876)	9,948	(14,813)	(15,043)

Realized gain (loss) on investments	400,486	65,346	137,889	7,278	(193,934)	(125,017)	265,483	25,612
Change in unrealized gain (loss) on investments	1,163,577	(312,096)	1,304,084	105,212	1,573,302	(162,612)	3,785,129	533,764

Net gain (loss) on investments	1,564,063	(246,750)	1,441,973	112,490	1,379,368	(287,629)	4,050,612	559,376

Reinvested capital gains	512,130	-	8,104	631	-	-	131,536	17,116

Net increase (decrease) in contract owners’ equity resulting from operations	$2,051,304	150,451	1,814,757	141,104	1,366,492	(277,681)	4,167,335	561,449

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	FVSS	FTVDM2	FTVFA2	FTVGI2	FTVRDI	FTVSVI	TIF	ACEG
Reinvested dividends	$19,477	40,654	1,043	100,409	105,402	76,373	18,463	482
Mortality and expense risk charges (note 3)	(11,377)	(7,032)	(520)	(8,086)	(48,431)	(31,832)	(3,312)	(4,682)

Net investment income (loss)	8,100	33,622	523	92,323	56,971	44,541	15,151	(4,200)

Realized gain (loss) on investments	(96,374)	(4,965)	(1,433)	(43,183)	(32,808)	(277,146)	(32,098)	26,320
Change in unrealized gain (loss) on investments	65,358	99,775	(9,957)	(122,950)	622,663	224,689	(9,210)	166,312

Net gain (loss) on investments	(31,016)	94,810	(11,390)	(166,133)	589,855	(52,457)	(41,308)	192,632

Reinvested capital gains	96,871	25,513	18,576	-	364,215	273,671	-	50,312

Net increase (decrease) in contract owners’ equity resulting from operations	$73,955	153,945	7,709	(73,810)	1,011,041	265,755	(26,157)	238,744

Investment Activity:	AVBVI	OVAG	OVGI	OVGS	OVSB	OVSC	WRASP	JABS
Reinvested dividends	$970	-	43,154	87,756	26,905	6,272	3,557	47,884
Mortality and expense risk charges (note 3)	(991)	(13,050)	(14,373)	(62,619)	(3,280)	(6,730)	(1,358)	(20,982)

Net investment income (loss)	(21)	(13,050)	28,781	25,137	23,625	(458)	2,199	26,902

Realized gain (loss) on investments	(2,436)	37,327	11,361	144,478	(11,127)	(12,304)	(4,572)	112,570
Change in unrealized gain (loss) on investments	5,051	1,026,199	54,479	2,631,886	1,487	196,089	21,965	224,280

Net gain (loss) on investments	2,615	1,063,526	65,840	2,776,364	(9,640)	183,785	17,393	336,850

Reinvested capital gains	11,004	-	284,191	457,232	-	14,207	2,992	48,395

Net increase (decrease) in contract owners’ equity resulting from operations	$13,598	1,050,476	378,812	3,258,733	13,985	197,534	22,584	412,147

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	JACAS	JAGTS	JAIGS	MV2IGI	MVFIC	MVIVSC	MSEM	MSVFI
Reinvested dividends	$12,493	114	33,157	12,111	42,473	15,280	4,100	28,142
Mortality and expense risk charges (note 3)	(56,025)	(25,191)	(19,164)	(18,087)	(19,011)	(11,800)	(595)	(6,786)

Net investment income (loss)	(43,532)	(25,077)	13,993	(5,976)	23,462	3,480	3,505	21,356

Realized gain (loss) on investments	190,065	263,596	(192,388)	103,070	12,650	71,197	(1,615)	7,947
Change in unrealized gain (loss) on investments	1,832,171	988,187	544,438	96,695	(72,995)	242,326	2,301	30,581

Net gain (loss) on investments	2,022,236	1,251,783	352,050	199,765	(60,345)	313,523	686	38,528

Reinvested capital gains	572,676	330,061	-	256,536	119,038	39,975	-	10,288

Net increase (decrease) in contract owners’ equity resulting from operations	$2,551,380	1,556,767	366,043	450,325	82,155	356,978	4,191	70,172

Investment Activity:	MSVRE	EIF4	GBF	GBF4	GEM	GIG	GVAAA2	GVABD2
Reinvested dividends	$11,768	246,750	11,436	221,043	50,261	1,792	15,965	6,160
Mortality and expense risk charges (note 3)	(2,561)	(96,479)	(4,027)	(52,093)	(19,117)	(1,084)	(8,513)	(1,575)

Net investment income (loss)	9,207	150,271	7,409	168,950	31,144	708	7,452	4,585

Realized gain (loss) on investments	(18,294)	943,577	2,033	(29,308)	58,929	158	11,185	1,884
Change in unrealized gain (loss) on investments	(108,197)	(1,382,184)	18,216	428,760	288,293	10,742	2,767	7,379

Net gain (loss) on investments	(126,491)	(438,607)	20,249	399,452	347,222	10,900	13,952	9,263

Reinvested capital gains	11,683	616,918	-	-	-	-	82,548	199

Net increase (decrease) in contract owners’ equity resulting from operations	$(105,601)	328,582	27,658	568,402	378,366	11,608	103,952	14,047

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	GVAGG2	GVAGI2	GVAGR2	GVDMA	GVDMC	GVEX4	GVIDA	GVIDC
Reinvested dividends	$13,252	17,147	13,267	44,350	3,458	2,995,505	11,777	1,314
Mortality and expense risk charges (note 3)	(14,960)	(7,802)	(14,427)	(146,522)	(18,488)	(776,150)	(38,342)	(8,070)

Net investment income (loss)	(1,708)	9,345	(1,160)	(102,172)	(15,030)	2,219,355	(26,565)	(6,756)

Realized gain (loss) on investments	50,030	27,290	130,511	224,923	(28,023)	7,137,791	85,067	(16,466)
Change in unrealized gain (loss) on investments	351,977	(21,452)	544,403	785,226	155,985	14,210,915	234,860	74,150

Net gain (loss) on investments	402,007	5,838	674,914	1,010,149	127,962	21,348,706	319,927	57,684

Reinvested capital gains	135,099	105,872	173,736	1,262,511	73,454	3,312,152	347,101	12,511

Net increase (decrease) in contract owners’ equity resulting from operations	$535,398	121,055	847,490	2,170,488	186,386	26,880,213	640,463	63,439

Investment Activity:	GVIDM	HIBF	MCIF	MSBF	NVAMV1	NVAMVX	NVCBD1	NVCCA1
Reinvested dividends	$49,784	64,596	58,622	31,989	81,281	41,190	8,940	476
Mortality and expense risk charges (note 3)	(225,633)	(9,022)	(34,979)	(7,557)	(36,064)	(6,417)	(2,156)	(360)

Net investment income (loss)	(175,849)	55,574	23,643	24,432	45,217	34,773	6,784	116

Realized gain (loss) on investments	441,694	(17,278)	(17,072)	(18,241)	(605,337)	3,246	2,261	(205)
Change in unrealized gain (loss) on investments	1,127,259	27,124	344,684	20,576	278,958	492,393	9,563	3,503

Net gain (loss) on investments	1,568,953	9,846	327,612	2,335	(326,379)	495,639	11,824	3,298

Reinvested capital gains	2,055,228	-	248,218	-	140,526	-	768	1,863

Net increase (decrease) in contract owners’ equity resulting from operations	$3,448,332	65,420	599,473	26,767	(140,636)	530,412	19,376	5,277

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	NVCCN1	NVCMA1	NVCMC1	NVCMD1	NVCRA1	NVCRB1	NVDBL2	NVDCA2
Reinvested dividends	$21	1,523	25	2,571	5,109	143	162	25
Mortality and expense risk charges (note 3)	(61)	(1,001)	(30)	(2,804)	(3,332)	(151)	(761)	(102)

Net investment income (loss)	(40)	522	(5)	(233)	1,777	(8)	(599)	(77)

Realized gain (loss) on investments	59	(2,544)	(42)	(22,844)	(1,398)	(186)	(5,211)	(32)
Change in unrealized gain (loss) on investments	524	14,040	383	42,616	54,531	1,757	7,618	766

Net gain (loss) on investments	583	11,496	341	19,772	53,133	1,571	2,407	734

Reinvested capital gains	20	3,020	31	8,624	-	290	3,567	809

Net increase (decrease) in contract owners’ equity resulting from operations	$563	15,038	367	28,163	54,910	1,853	5,375	1,466

Investment Activity:	NVIE6	NVLCP1	NVMIG1	NVMIVX	NVMLG1	NVMMG1	NVMMV2	NVNMO1
Reinvested dividends	$2,273	857	15,292	-	-	-	80,695	65,055
Mortality and expense risk charges (note 3)	(1,590)	(112)	(10,255)	(23,419)	(35,109)	(419,996)	(27,569)	(98,519)

Net investment income (loss)	683	745	5,037	(23,419)	(35,109)	(419,996)	53,126	(33,464)

Realized gain (loss) on investments	4,799	404	(59,699)	21,127	(117,658)	734,849	(205,201)	405,573
Change in unrealized gain (loss) on investments	9,341	(211)	195,410	2,279,175	(917,301)	23,346,268	67,430	258,050

Net gain (loss) on investments	14,140	193	135,711	2,300,302	(1,034,959)	24,081,117	(137,771)	663,623

Reinvested capital gains	-	-	477,528	-	2,374,779	8,886,709	-	1,266,014

Net increase (decrease) in contract owners’ equity resulting from operations	$14,823	938	618,276	2,276,883	1,304,711	32,547,830	(84,645)	1,896,173

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	NVNSR2	NVOLG1	NVRE1	NVSTB2	NVTIV3	SAM4	SCF4	SCGF
Reinvested dividends	$1,480	1,845,179	49,278	11,226	5,178	51,836	3,136	-
Mortality and expense risk charges (note 3)	(1,383)	(924,789)	(24,043)	(4,760)	(2,524)	(114,205)	(105,832)	(15,621)

Net investment income (loss)	97	920,390	25,235	6,466	2,654	(62,369)	(102,696)	(15,621)

Realized gain (loss) on investments	1,285	(612,140)	(178,741)	(1,366)	(15,013)	-	(91,378)	(38,566)
Change in unrealized gain (loss) on investments	9,974	9,234,682	(175,751)	8,285	28,771	-	2,983,759	594,667

Net gain (loss) on investments	11,259	8,622,542	(354,492)	6,919	13,758	-	2,892,381	556,101

Reinvested capital gains	12,741	14,103,920	15,304	-	-	-	662,134	294,877

Net increase (decrease) in contract owners’ equity resulting from operations	$24,097	23,646,852	(313,953)	13,385	16,412	(62,369)	3,451,819	835,357

Investment Activity:	SCVF4	TRF4	AMCG	AMMCGS	AMSRS	AMTB	PMVFBA	PMVLDA
Reinvested dividends	$11,197	1,464,108	-	-	21,254	124,743	4,283	6,057
Mortality and expense risk charges (note 3)	(99,444)	(652,512)	(1,021)	(4,556)	(21,370)	(27,288)	(507)	(3,749)

Net investment income (loss)	(88,247)	811,596	(1,021)	(4,556)	(116)	97,455	3,776	2,308

Realized gain (loss) on investments	(238,169)	6,071,119	8,550	48,309	24,984	(45,606)	(2,217)	114
Change in unrealized gain (loss) on investments	920,124	(4,060,004)	42,915	154,033	462,257	103,330	3,810	8,496

Net gain (loss) on investments	681,955	2,011,115	51,465	202,342	487,241	57,724	1,593	8,610

Reinvested capital gains	75,248	9,307,937	8,240	34,843	145,993	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$668,956	12,130,648	58,684	232,629	633,118	155,179	5,369	10,918

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	PMVTRA	PVEIB	PVGOB	PVTIGB	TRHS2	VWBF	VWEM	VWHA
Reinvested dividends	$24,049	6,262	188	1,166	-	186,073	361,456	31,986
Mortality and expense risk charges (note 3)	(7,550)	(2,691)	(3,261)	(443)	(23,936)	(12,884)	(87,866)	(17,129)

Net investment income (loss)	16,499	3,571	(3,073)	723	(23,936)	173,189	273,590	14,857

Realized gain (loss) on investments	4,467	(8,657)	13,285	(124)	246,509	(118,446)	270,898	(337,403)
Change in unrealized gain (loss) on investments	47,038	(13,003)	118,953	7,368	448,074	151,648	1,819,094	998,379

Net gain (loss) on investments	51,505	(21,660)	132,238	7,244	694,583	33,202	2,089,992	660,976

Reinvested capital gains	14,638	25,214	26,624	-	199,289	-	542,900	-

Net increase (decrease) in contract owners’ equity resulting from operations	$82,642	7,125	155,789	7,967	869,936	206,391	2,906,482	675,833

Investment Activity:	VVEI	VVHGB	VVHYB	VVMCI	SVDF	SVOF	WFVSCG	IVKMG1
Reinvested dividends	$94,850	39,635	96,144	93,466	-	1,366	-	-
Mortality and expense risk charges (note 3)	(32,276)	(15,002)	(16,504)	(60,528)	(5,020)	(1,955)	(1,141)	(5,612)

Net investment income (loss)	62,574	24,633	79,640	32,938	(5,020)	(589)	(1,141)	(5,612)

Realized gain (loss) on investments	83,513	3,404	(404)	245,135	14,466	(2,353)	(1,759)	(537,688)
Change in unrealized gain (loss) on investments	(181,422)	70,532	625	516,365	352,436	40,505	73,766	(256,617)

Net gain (loss) on investments	(97,909)	73,936	221	761,500	366,902	38,152	72,007	(794,305)

Reinvested capital gains	118,382	-	-	349,955	71,878	23,620	8,458	663,660

Net increase (decrease) in contract owners’ equity resulting from operations	$83,047	98,569	79,861	1,144,393	433,760	61,183	79,324	(136,257)

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	GVDIVI	GVDIV4	NVMLV1
Reinvested dividends	$1,027,794	445,650	36,778
Mortality and expense risk charges (note 3)	(58,460)	(17,876)	(11,959)

Net investment income (loss)	969,334	427,774	24,819

Realized gain (loss) on investments	(6,290,259)	(2,488,369)	(2,112,125)
Change in unrealized gain (loss) on investments	3,460,928	1,211,860	764,938

Net gain (loss) on investments	(2,829,331)	(1,276,509)	(1,347,187)

Reinvested capital gains	-	-	981,249

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,859,997)	(848,735)	(341,119)

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	Total (unaudited)		ALVGIA		ALVSVA		AASCO
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$7,853,674	13,459,253	22,635	12,773	9,876	(2,667)	194,745	(179,611)
Realized gain (loss) on investments	17,138,682	32,041,664	(14,502)	63,880	(179,632)	(70,112)	966,205	(99,191)
Change in unrealized gain (loss) on investments	137,005,148	131,852,573	(126,768)	159,395	75,777	222,392	13,656,974	5,244,830
Reinvested capital gains	78,525,002	111,417,465	112,120	252,136	86,362	266,752	2,340,105	1,463,862

Net increase (decrease) in contract owners’ equity resulting from operations	240,522,506	288,770,955	(6,515)	488,184	(7,617)	416,365	17,158,029	6,429,890

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	41,504,773	23,712,880	48,611	12,380	4,714	32,500	224,949	431,716
Transfers between funds	(8,907)	2,176	20	3	8	2	11,770	131,878
Surrenders (notes 2, 3, 4, 5 and 6)	(172,575,737)	(154,653,670)	(353,571)	(252,744)	(400,572)	(361,954)	(5,113,881)	(3,157,334)
Adjustments to maintain reserves	38,921,873	41,513,847	87,329	77,021	66,895	77,360	790,739	853,086

Net equity transactions	(92,157,998)	(89,424,767)	(217,611)	(163,340)	(328,955)	(252,092)	(4,086,423)	(1,740,654)

Net change in contract owners’ equity	148,364,508	199,346,188	(224,126)	324,844	(336,572)	164,273	13,071,606	4,689,236
Contract owners’ equity at beginning of period	1,297,524,478	1,098,178,290	2,495,605	2,170,761	2,420,327	2,256,054	27,579,903	22,890,667

Contract owners’ equity at end of period	$1,445,888,986	1,297,524,478	2,271,479	2,495,605	2,083,755	2,420,327	40,651,509	27,579,903

CHANGE IN UNITS:
Beginning units	2,251,340	2,408,403	5,753	5,954	4,259	4,642	54,592	58,535
Units purchased	423,029	217,171	452	309	258	256	2,540	4,193
Units surrendered	(514,115)	(374,234)	(939)	(510)	(905)	(639)	(9,455)	(8,136)

Ending units	2,160,253	2,251,340	5,266	5,753	3,612	4,259	47,677	54,592

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	ACVI		ACVIG		ACVIP2		ACVMV1
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(148)	711	24,561	28,749	13,600	18,985	14,962	19,428
Realized gain (loss) on investments	(41)	(5,143)	16,422	60,757	(4,715)	(19,635)	(7,092)	11,807
Change in unrealized gain (loss) on investments	27,704	30,855	72,756	160,994	113,695	92,457	926	168,677
Reinvested capital gains	1,847	9,968	101,156	183,004	-	-	-	146,759

Net increase (decrease) in contract owners’ equity resulting from operations	29,362	36,391	214,895	433,504	122,580	91,807	8,796	346,671

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	6,757	36,363	9,327	29,801	466,812	22,891	88,719	42,467
Transfers between funds	-	-	-	3	7	1	-	1
Surrenders (notes 2, 3, 4, 5 and 6)	(19,561)	(148,426)	(290,297)	(283,959)	(165,990)	(79,492)	(173,755)	(154,415)
Adjustments to maintain reserves	8,803	27,706	75,448	99,166	78,560	78,507	68,967	77,171

Net equity transactions	(4,001)	(84,357)	(205,522)	(154,989)	379,389	21,907	(16,069)	(34,776)

Net change in contract owners’ equity	25,361	(47,966)	9,373	278,515	501,969	113,714	(7,273)	311,895
Contract owners’ equity at beginning of period	125,421	173,387	2,231,358	1,952,843	1,255,604	1,141,890	1,562,103	1,250,208

Contract owners’ equity at end of period	$150,782	125,421	2,240,731	2,231,358	1,757,573	1,255,604	1,554,830	1,562,103

CHANGE IN UNITS:
Beginning units	51	90	6,046	6,292	6,743	6,835	4,159	4,269
Units purchased	7	28	322	400	3,425	790	593	375
Units surrendered	(9)	(67)	(865)	(646)	(1,099)	(882)	(634)	(485)

Ending units	49	51	5,503	6,046	9,069	6,743	4,118	4,159

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	ACVU1		MLVGA2		DCAP		DSC
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(1,584)	(1,250)	5,296	5,561	1,986	12,226	1,318	(5,870)
Realized gain (loss) on investments	5,956	3,023	17,879	7,303	(1,337)	(14,968)	(31,186)	(6,130)
Change in unrealized gain (loss) on investments	81,606	31,667	162,833	156,235	418,064	527,825	164,486	22,280
Reinvested capital gains	23,641	22,351	72,639	47,412	252,036	312,879	-	157,621

Net increase (decrease) in contract owners’ equity resulting from operations	109,619	55,791	258,647	216,511	670,749	837,962	134,618	167,901

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	74,341	2,425	-	76,482	11,608	5,561	14,862
Transfers between funds	-	-	-	-	(21)	5	3	2
Surrenders (notes 2, 3, 4, 5 and 6)	(17,782)	(13,821)	(215,687)	(115,895)	(350,484)	(473,504)	(251,436)	(49,453)
Adjustments to maintain reserves	4,908	2,160	41,192	48,003	117,982	116,555	24,723	28,447

Net equity transactions	(12,874)	62,680	(172,070)	(67,892)	(156,041)	(345,336)	(221,149)	(6,142)

Net change in contract owners’ equity	96,745	118,471	86,577	148,619	514,708	492,626	(86,531)	161,759
Contract owners’ equity at beginning of period	232,379	113,908	1,452,481	1,303,862	3,026,194	2,533,568	966,308	804,549

Contract owners’ equity at end of period	$329,124	232,379	1,539,058	1,452,481	3,540,902	3,026,194	879,777	966,308

CHANGE IN UNITS:
Beginning units	61	40	7,422	7,792	8,647	9,743	1,645	1,707
Units purchased	1	25	256	300	601	454	117	83
Units surrendered	(4)	(4)	(1,119)	(670)	(985)	(1,550)	(186)	(145)

Ending units	58	61	6,559	7,422	8,263	8,647	1,576	1,645

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	DSIF		DVSCS		FQB		FVU2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$126,262	113,689	35,653	16,609	47,931	48,106	1,063	889
Realized gain (loss) on investments	687,079	544,178	135,415	397,218	(13,049)	(16,810)	(267)	(169)
Change in unrealized gain (loss) on investments	302,189	1,738,477	409,114	827,389	105,425	159,980	(1,009)	10,050
Reinvested capital gains	747,584	571,135	644,659	969,570	6,881	85	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,863,114	2,967,479	1,224,841	2,210,786	147,188	191,361	(213)	10,770

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	525,635	205,753	175,545	192,443	302	192,093	-	-
Transfers between funds	4	43	(13)	19	-	(1)	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(1,700,800)	(1,239,207)	(914,801)	(1,286,469)	(475,691)	(214,762)	(6,170)	(13,140)
Adjustments to maintain reserves	368,754	379,563	387,165	433,864	130,787	148,063	3,680	4,938

Net equity transactions	(806,407)	(653,848)	(352,104)	(660,143)	(344,602)	125,393	(2,490)	(8,202)

Net change in contract owners’ equity	1,056,707	2,313,631	872,737	1,550,643	(197,414)	316,754	(2,703)	2,568
Contract owners’ equity at beginning of period	12,370,434	10,056,803	12,222,715	10,672,072	2,482,082	2,165,328	61,795	59,227

Contract owners’ equity at end of period	$13,427,141	12,370,434	13,095,452	12,222,715	2,284,668	2,482,082	59,092	61,795

CHANGE IN UNITS:
Beginning units	27,522	29,094	23,055	24,169	12,496	11,711	569	598
Units purchased	2,541	1,605	2,474	1,667	1,214	2,201	45	50
Units surrendered	(4,529)	(3,177)	(2,877)	(2,781)	(2,880)	(1,416)	(69)	(79)

Ending units	25,534	27,522	22,652	23,055	10,830	12,496	545	569

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FAMP		FCP		FEIP		FEIS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$250,042	282,919	-	-	996,446	1,070,554	76,078	73,526
Realized gain (loss) on investments	367,516	587,779	-	-	1,005,026	3,122,268	65,052	82,063
Change in unrealized gain (loss) on investments	2,557,459	2,119,839	-	-	(1,086,542)	9,400,139	(3,239)	881,194
Reinvested capital gains	332,044	1,060,899	-	-	3,514,560	5,115,077	278,301	396,573

Net increase (decrease) in contract owners’ equity resulting from operations	3,507,061	4,051,436	-	-	4,429,490	18,708,038	416,192	1,433,356

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	333,387	240,286	-	-	344,003	689,958	(102,145)	83,864
Transfers between funds	(77,343)	14,276	3	-	(10,735)	(38,217)	5	2
Surrenders (notes 2, 3, 4, 5 and 6)	(3,914,062)	(3,432,198)	(2)	-	(8,402,785)	(10,746,911)	(198,284)	(725,160)
Adjustments to maintain reserves	1,236,325	1,489,192	(1)	-	2,793,044	2,998,919	296,632	305,982

Net equity transactions	(2,421,693)	(1,688,444)	-	-	(5,276,473)	(7,096,251)	(3,792)	(335,312)

Net change in contract owners’ equity	1,085,368	2,362,992	-	-	(846,983)	11,611,787	412,400	1,098,044
Contract owners’ equity at beginning of period	26,357,302	23,994,310	-	-	84,780,744	73,168,957	6,668,989	5,570,945

Contract owners’ equity at end of period	$27,442,670	26,357,302	-	-	83,933,761	84,780,744	7,081,389	6,668,989

CHANGE IN UNITS:
Beginning units	37,478	40,223	-	-	76,936	84,012	20,212	21,337
Units purchased	3,100	4,096	-	-	6,561	5,830	1,508	1,470
Units surrendered	(6,786)	(6,841)	-	-	(11,399)	(12,906)	(1,425)	(2,595)

Ending units	33,792	37,478	-	-	72,098	76,936	20,295	20,212

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FF10S		FF20S		FF30S		FGP
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$183	515	9,554	27,113	20,975	43,093	(740,094)	(598,416)
Realized gain (loss) on investments	2,786	5,473	79,759	44,189	199,717	78,344	9,952,810	7,074,040
Change in unrealized gain (loss) on investments	853	3,458	66,976	176,956	272,741	479,590	39,663,836	26,901,297
Reinvested capital gains	2,494	4,044	125,181	111,363	188,998	117,484	16,760,242	9,166,370

Net increase (decrease) in contract owners’ equity resulting from operations	6,316	13,490	281,470	359,621	682,431	718,511	65,636,794	42,543,291

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	-	14,845	97,824	304,218	228,015	1,363,471	1,083,982
Transfers between funds	-	23	-	-	(57)	-	(556,748)	(12,800)
Surrenders (notes 2, 3, 4, 5 and 6)	(27,744)	(65,196)	(347,259)	(217,016)	(115,239)	(253,858)	(22,460,762)	(16,974,131)
Adjustments to maintain reserves	11,875	12,821	63,978	73,926	101,802	101,083	4,034,095	3,845,062

Net equity transactions	(15,869)	(52,352)	(268,436)	(45,266)	290,724	75,240	(17,619,944)	(12,057,887)

Net change in contract owners’ equity	(9,553)	(38,862)	13,034	314,355	973,155	793,751	48,016,850	30,485,404
Contract owners’ equity at beginning of period	59,848	98,710	2,224,538	1,910,183	3,875,647	3,081,896	161,871,791	131,386,387

Contract owners’ equity at end of period	$50,295	59,848	2,237,572	2,224,538	4,848,802	3,875,647	209,888,641	161,871,791

CHANGE IN UNITS:
Beginning units	282	534	9,622	9,849	15,232	14,952	113,469	123,693
Units purchased	60	65	424	867	1,635	1,480	5,713	7,144
Units surrendered	(128)	(317)	(1,565)	(1,094)	(423)	(1,200)	(16,777)	(17,368)

Ending units	214	282	8,481	9,622	16,444	15,232	102,405	113,469

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FGS		FHIP		FIGBP		FIGBS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(24,889)	(26,717)	397,201	426,437	364,680	427,286	27,983	29,959
Realized gain (loss) on investments	400,486	262,356	65,346	(29,670)	137,889	52,388	7,278	(3,837)
Change in unrealized gain (loss) on investments	1,163,577	760,622	(312,096)	863,197	1,304,084	1,330,167	105,212	107,131
Reinvested capital gains	512,130	277,000	-	-	8,104	-	631	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,051,304	1,273,261	150,451	1,259,964	1,814,757	1,809,841	141,104	133,253

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	17,710	32,993	123,353	671,818	965,575	513,122	4,302	5,187
Transfers between funds	23	(1)	(46,036)	13,773	122,549	93,866	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(679,584)	(472,359)	(1,206,605)	(1,600,069)	(3,411,819)	(2,181,718)	(90,246)	(129,002)
Adjustments to maintain reserves	174,338	169,628	397,799	445,470	947,224	1,007,381	83,872	94,847

Net equity transactions	(487,513)	(269,739)	(731,489)	(469,008)	(1,376,471)	(567,349)	(2,072)	(28,968)

Net change in contract owners’ equity	1,563,791	1,003,522	(581,038)	790,956	438,286	1,242,492	139,032	104,285
Contract owners’ equity at beginning of period	4,921,542	3,918,020	9,697,664	8,906,708	21,608,352	20,365,860	1,663,719	1,559,434

Contract owners’ equity at end of period	$6,485,333	4,921,542	9,116,626	9,697,664	22,046,638	21,608,352	1,802,751	1,663,719

CHANGE IN UNITS:
Beginning units	10,588	11,226	19,581	20,736	50,062	50,560	9,256	9,436
Units purchased	420	551	2,016	3,702	6,849	6,753	906	1,008
Units surrendered	(1,229)	(1,189)	(3,601)	(4,857)	(10,364)	(7,251)	(913)	(1,188)

Ending units	9,779	10,588	17,996	19,581	46,547	50,062	9,249	9,256

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FMCS		FNRS2		FOP		FOS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(12,876)	7,581	9,948	8,746	(14,813)	303,515	(15,043)	33,523
Realized gain (loss) on investments	(193,934)	(27,336)	(125,017)	(79,167)	265,483	107,418	25,612	11,567
Change in unrealized gain (loss) on investments	1,573,302	868,775	(162,612)	152,254	3,785,129	5,296,525	533,764	674,880
Reinvested capital gains	-	1,059,359	-	541	131,536	1,018,520	17,116	127,978

Net increase (decrease) in contract owners’ equity resulting from operations	1,366,492	1,908,379	(277,681)	82,374	4,167,335	6,725,978	561,449	847,948

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	133,115	140,352	52,153	8,734	242,096	596,091	-	37,236
Transfers between funds	22	8	-	-	(9,442)	4,363	(7)	-
Surrenders (notes 2, 3, 4, 5 and 6)	(1,699,794)	(1,475,648)	(72,222)	(266,033)	(3,555,727)	(3,633,724)	(275,626)	(313,954)
Adjustments to maintain reserves	327,562	345,694	75,200	82,480	1,048,795	1,237,233	185,946	198,769

Net equity transactions	(1,239,095)	(989,594)	55,131	(174,819)	(2,274,278)	(1,796,037)	(89,687)	(77,949)

Net change in contract owners’ equity	127,397	918,785	(222,550)	(92,445)	1,893,057	4,929,941	471,762	769,999
Contract owners’ equity at beginning of period	9,750,726	8,831,941	800,071	892,516	30,651,962	25,722,021	3,961,919	3,191,920

Contract owners’ equity at end of period	$9,878,123	9,750,726	577,521	800,071	32,545,019	30,651,962	4,433,681	3,961,919

CHANGE IN UNITS:
Beginning units	15,100	16,689	5,283	6,426	65,416	70,037	13,004	13,276
Units purchased	1,055	1,031	2,045	782	5,631	5,857	869	1,008
Units surrendered	(3,152)	(2,620)	(1,604)	(1,925)	(10,734)	(10,478)	(1,178)	(1,280)

Ending units	13,003	15,100	5,724	5,283	60,313	65,416	12,695	13,004

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FVSS		FTVDM2		FTVFA2		FTVGI2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$8,100	16,252	33,622	2,536	523	1,815	92,323	80,067
Realized gain (loss) on investments	(96,374)	54,207	(4,965)	(12,092)	(1,433)	(521)	(43,183)	(12,073)
Change in unrealized gain (loss) on investments	65,358	285,675	99,775	245,487	(9,957)	5,482	(122,950)	(51,841)
Reinvested capital gains	96,871	175,257	25,513	-	18,576	4,240	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	73,955	531,391	153,945	235,931	7,709	11,016	(73,810)	16,153

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	44,576	147,916	3	10,019	-	-	14,250	19,883
Transfers between funds	5	-	-	-	-	-	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(335,805)	(336,152)	(137,220)	(227,472)	(4,762)	(4,342)	(128,086)	(88,247)
Adjustments to maintain reserves	90,957	70,783	49,901	57,865	5,529	4,939	58,518	58,290

Net equity transactions	(200,267)	(117,453)	(87,316)	(159,588)	767	597	(55,318)	(10,074)

Net change in contract owners’ equity	(126,312)	413,938	66,629	76,343	8,476	11,613	(129,128)	6,079
Contract owners’ equity at beginning of period	2,031,226	1,617,288	1,085,441	1,009,098	69,418	57,805	1,241,855	1,235,776

Contract owners’ equity at end of period	$1,904,914	2,031,226	1,152,070	1,085,441	77,894	69,418	1,112,727	1,241,855

CHANGE IN UNITS:
Beginning units	4,247	4,427	8,476	9,913	426	422	12,266	12,366
Units purchased	368	620	511	673	36	34	1,031	987
Units surrendered	(866)	(800)	(1,253)	(2,110)	(31)	(30)	(1,612)	(1,087)

Ending units	3,749	4,247	7,734	8,476	431	426	11,685	12,266

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FTVRDI		FTVSVI		TIF		ACEG
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$56,971	55,467	44,541	28,319	15,151	12,062	(4,200)	(3,688)
Realized gain (loss) on investments	(32,808)	128,277	(277,146)	(42,975)	(32,098)	(93,621)	26,320	20,207
Change in unrealized gain (loss) on investments	622,663	500,824	224,689	355,520	(9,210)	165,409	166,312	59,323
Reinvested capital gains	364,215	1,058,486	273,671	797,739	-	8,901	50,312	75,527

Net increase (decrease) in contract owners’ equity resulting from operations	1,011,041	1,743,054	265,755	1,138,603	(26,157)	92,751	238,744	151,369

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	61,839	157,997	188,151	65,962	3	-	78,979	24,932
Transfers between funds	(84)	2	9	5	1	-	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(1,059,690)	(968,548)	(382,902)	(860,249)	(88,534)	(322,366)	(87,923)	(51,995)
Adjustments to maintain reserves	289,747	278,660	162,504	181,803	11,631	16,022	27,622	21,817

Net equity transactions	(708,188)	(531,889)	(32,238)	(612,479)	(76,899)	(306,344)	18,678	(5,246)

Net change in contract owners’ equity	302,853	1,211,165	233,517	526,124	(103,056)	(213,593)	257,422	146,123
Contract owners’ equity at beginning of period	7,499,625	6,288,460	5,244,678	4,718,554	660,512	874,105	574,826	428,703

Contract owners’ equity at end of period	$7,802,478	7,499,625	5,478,195	5,244,678	557,456	660,512	832,248	574,826

CHANGE IN UNITS:
Beginning units	13,684	14,621	9,849	11,024	1,003	1,196	2,130	2,131
Units purchased	817	948	1,119	544	9	10	322	218
Units surrendered	(2,322)	(1,885)	(1,101)	(1,719)	(92)	(203)	(303)	(219)

Ending units	12,179	13,684	9,867	9,849	920	1,003	2,149	2,130

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	AVBVI		OVAG		OVGI		OVGS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(21)	(1,060)	(13,050)	-	28,781	9,402	25,137	19,593
Realized gain (loss) on investments	(2,436)	(23,460)	37,327	-	11,361	24,498	144,478	16,223
Change in unrealized gain (loss) on investments	5,051	42,020	1,026,199	-	54,479	253,095	2,631,886	1,422,007
Reinvested capital gains	11,004	40,658	-	-	284,191	449,958	457,232	1,676,806

Net increase (decrease) in contract owners’ equity resulting from operations	13,598	58,158	1,050,476	-	378,812	736,953	3,258,733	3,134,629

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	89,088	2,250,844	-	35,397	90,549	(89,426)	176,878
Transfers between funds	-	-	(1)	-	6	11	(134)	10
Surrenders (notes 2, 3, 4, 5 and 6)	(18,572)	(96,679)	(202,273)	-	(275,462)	(476,904)	(1,467,360)	(1,613,210)
Adjustments to maintain reserves	5,018	4,893	22,792	-	126,238	149,407	426,746	441,535

Net equity transactions	(13,554)	(2,698)	2,071,362	-	(113,821)	(236,937)	(1,130,174)	(994,787)

Net change in contract owners’ equity	44	55,460	3,121,838	-	264,991	500,016	2,128,559	2,139,842
Contract owners’ equity at beginning of period	285,209	229,749	-	-	2,971,797	2,471,781	12,651,745	10,511,903

Contract owners’ equity at end of period	$285,253	285,209	3,121,838	-	3,236,788	2,971,797	14,780,304	12,651,745

CHANGE IN UNITS:
Beginning units	109	114	-	-	8,452	9,057	31,612	34,302
Units purchased	2	37	22,330	-	617	589	1,227	2,130
Units surrendered	(7)	(42)	(1,638)	-	(900)	(1,194)	(3,740)	(4,820)

Ending units	104	109	20,692	-	8,169	8,452	29,099	31,612

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	OVSB		OVSC		WRASP		JABS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$23,625	13,682	(458)	(5,066)	2,199	2,677	26,902	30,068
Realized gain (loss) on investments	(11,127)	(10,194)	(12,304)	(32,704)	(4,572)	(12,930)	112,570	132,113
Change in unrealized gain (loss) on investments	1,487	40,562	196,089	172,093	21,965	41,968	224,280	348,836
Reinvested capital gains	-	-	14,207	93,597	2,992	8,154	48,395	81,626

Net increase (decrease) in contract owners’ equity resulting from operations	13,985	44,050	197,534	227,920	22,584	39,869	412,147	592,643

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	12,338	18,318	4,128	-	-	320,560	168,032
Transfers between funds	-	-	3	(9)	1	-	15	1
Surrenders (notes 2, 3, 4, 5 and 6)	(1,062)	(73,642)	(81,116)	(216,997)	(47,479)	(43,181)	(574,494)	(588,497)
Adjustments to maintain reserves	35,292	34,298	45,089	51,334	10,036	7,859	167,583	146,349

Net equity transactions	34,230	(27,006)	(17,706)	(161,544)	(37,442)	(35,322)	(86,336)	(274,115)

Net change in contract owners’ equity	48,215	17,044	179,828	66,376	(14,858)	4,547	325,811	318,528
Contract owners’ equity at beginning of period	470,269	453,225	1,030,635	964,259	209,765	205,218	3,130,029	2,811,501

Contract owners’ equity at end of period	$518,484	470,269	1,210,463	1,030,635	194,907	209,765	3,455,840	3,130,029

CHANGE IN UNITS:
Beginning units	3,846	3,996	1,897	2,153	1,096	1,296	6,186	6,901
Units purchased	743	588	175	133	63	60	1,257	707
Units surrendered	(425)	(738)	(195)	(389)	(258)	(260)	(1,243)	(1,422)

Ending units	4,164	3,846	1,877	1,897	901	1,096	6,200	6,186

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	JACAS		JAGTS		JAIGS		MV2IGI
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(43,532)	(45,880)	(25,077)	(7,679)	13,993	33,277	(5,976)	(2,651)
Realized gain (loss) on investments	190,065	43,326	263,596	190,725	(192,388)	(45,136)	103,070	73,632
Change in unrealized gain (loss) on investments	1,832,171	1,365,456	988,187	623,598	544,438	691,631	96,695	626,247
Reinvested capital gains	572,676	546,070	330,061	190,661	-	-	256,536	230,535

Net increase (decrease) in contract owners’ equity resulting from operations	2,551,380	1,908,972	1,556,767	997,305	366,043	679,772	450,325	927,763

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	144,927	354,044	285,086	296,133	16,483	22,246	25,466	65,785
Transfers between funds	(15)	(1)	(2,843)	2	(158)	(2)	23	-
Surrenders (notes 2, 3, 4, 5 and 6)	(1,070,501)	(709,582)	(501,296)	(536,948)	(643,866)	(385,175)	(769,689)	(470,598)
Adjustments to maintain reserves	217,800	253,241	119,203	74,905	161,370	191,333	60,812	63,438

Net equity transactions	(707,789)	(102,298)	(99,850)	(165,908)	(466,171)	(171,598)	(683,388)	(341,375)

Net change in contract owners’ equity	1,843,591	1,806,674	1,456,917	831,397	(100,128)	508,174	(233,063)	586,388
Contract owners’ equity at beginning of period	7,174,131	5,367,457	3,162,251	2,330,854	3,186,836	2,678,662	3,018,951	2,432,563

Contract owners’ equity at end of period	$9,017,722	7,174,131	4,619,168	3,162,251	3,086,708	3,186,836	2,785,888	3,018,951

CHANGE IN UNITS:
Beginning units	12,697	12,813	4,367	4,606	10,033	10,633	14,363	16,218
Units purchased	593	1,382	512	713	774	1,332	454	768
Units surrendered	(1,716)	(1,498)	(618)	(952)	(2,239)	(1,932)	(4,111)	(2,623)

Ending units	11,574	12,697	4,261	4,367	8,568	10,033	10,706	14,363

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	MVFIC		MVIVSC		MSEM		MSVFI
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$23,462	41,482	3,480	14,836	3,505	5,774	21,356	31,135
Realized gain (loss) on investments	12,650	85,468	71,197	37,513	(1,615)	(4,830)	7,947	12,600
Change in unrealized gain (loss) on investments	(72,995)	465,902	242,326	268,520	2,301	14,652	30,581	46,293
Reinvested capital gains	119,038	129,914	39,975	53,927	-	-	10,288	-

Net increase (decrease) in contract owners’ equity resulting from operations	82,155	722,766	356,978	374,796	4,191	15,596	70,172	90,028

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	102,972	98,947	30,437	45,843	-	-	265,668	72,325
Transfers between funds	(19)	(15)	81,236	260	-	(2)	3	-
Surrenders (notes 2, 3, 4, 5 and 6)	(428,788)	(463,675)	(195,441)	(134,763)	(9,282)	(44,638)	(148,725)	(240,076)
Adjustments to maintain reserves	97,510	119,925	21,024	25,754	1,003	1,417	48,878	61,359

Net equity transactions	(228,325)	(244,818)	(62,744)	(62,906)	(8,279)	(43,223)	165,824	(106,392)

Net change in contract owners’ equity	(146,170)	477,948	294,234	311,890	(4,088)	(27,627)	235,996	(16,364)
Contract owners’ equity at beginning of period	3,099,643	2,621,695	1,837,494	1,525,604	98,844	126,471	889,393	905,757

Contract owners’ equity at end of period	$2,953,473	3,099,643	2,131,728	1,837,494	94,756	98,844	1,125,389	889,393

CHANGE IN UNITS:
Beginning units	6,216	6,492	3,985	4,100	280	317	3,426	4,103
Units purchased	585	553	361	314	2	1	1,732	505
Units surrendered	(917)	(829)	(473)	(429)	(24)	(38)	(733)	(1,182)

Ending units	5,884	6,216	3,873	3,985	258	280	4,425	3,426

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	MSVRE		EIF4		GBF		GBF4
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$9,207	7,779	150,271	168,687	7,409	7,962	168,950	168,730
Realized gain (loss) on investments	(18,294)	13,827	943,577	1,163,086	2,033	(352)	(29,308)	(123,090)
Change in unrealized gain (loss) on investments	(108,197)	58,280	(1,382,184)	1,661,502	18,216	18,455	428,760	504,732
Reinvested capital gains	11,683	23,080	616,918	591,069	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(105,601)	102,966	328,582	3,584,344	27,658	26,065	568,402	550,372

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	4	11,498	63,267	290,078	-	-	377,280	323,147
Transfers between funds	-	-	(140,896)	6,490	-	-	154,580	36,972
Surrenders (notes 2, 3, 4, 5 and 6)	(85,570)	(158,538)	(1,263,998)	(2,390,390)	(11,819)	3,860	(1,218,309)	(1,197,033)
Adjustments to maintain reserves	11,882	22,195	458,039	499,922	27,697	29,418	428,244	522,978

Net equity transactions	(73,684)	(124,845)	(883,588)	(1,593,900)	15,878	33,278	(258,205)	(313,936)

Net change in contract owners’ equity	(179,285)	(21,879)	(555,006)	1,990,444	43,536	59,343	310,197	236,436
Contract owners’ equity at beginning of period	568,116	589,995	16,153,118	14,162,674	528,797	469,454	10,394,800	10,158,364

Contract owners’ equity at end of period	$388,831	568,116	15,598,112	16,153,118	572,333	528,797	10,704,997	10,394,800

CHANGE IN UNITS:
Beginning units	257	314	35,557	37,517	3,506	3,283	20,227	20,574
Units purchased	8	40	3,356	3,327	533	473	3,406	3,464
Units surrendered	(39)	(97)	(4,736)	(5,287)	(435)	(250)	(3,808)	(3,811)

Ending units	226	257	34,177	35,557	3,604	3,506	19,825	20,227

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	GEM		GIG		GVAAA2		GVABD2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$31,144	47,440	708	3,298	7,452	12,659	4,585	1,545
Realized gain (loss) on investments	58,929	29,423	158	(282)	11,185	9,874	1,884	652
Change in unrealized gain (loss) on investments	288,293	479,656	10,742	16,982	2,767	115,237	7,379	8,611
Reinvested capital gains	-	-	-	6,348	82,548	92,518	199	466

Net increase (decrease) in contract owners’ equity resulting from operations	378,366	556,519	11,608	26,346	103,952	230,288	14,047	11,274

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	4,762	45,805	-	37,139	295	160,566	165,085	30,459
Transfers between funds	(53,966)	(1,946)	-	-	-	24	-	2
Surrenders (notes 2, 3, 4, 5 and 6)	(388,079)	(411,271)	(10,861)	(51,186)	(390,046)	(201,678)	(29,659)	(24,173)
Adjustments to maintain reserves	104,838	163,140	13,889	15,600	28,743	32,887	7,428	9,470

Net equity transactions	(332,445)	(204,272)	3,028	1,553	(361,008)	(8,201)	142,854	15,758

Net change in contract owners’ equity	45,921	352,247	14,636	27,899	(257,056)	222,087	156,901	27,032
Contract owners’ equity at beginning of period	2,973,540	2,621,293	156,815	128,916	1,366,533	1,144,446	158,546	131,514

Contract owners’ equity at end of period	$3,019,461	2,973,540	171,451	156,815	1,109,477	1,366,533	315,447	158,546

CHANGE IN UNITS:
Beginning units	6,276	6,752	1,320	1,283	6,294	6,319	1,168	1,048
Units purchased	612	728	163	506	169	988	1,222	339
Units surrendered	(1,103)	(1,204)	(136)	(469)	(1,866)	(1,013)	(246)	(219)

Ending units	5,785	6,276	1,347	1,320	4,597	6,294	2,144	1,168

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	GVAGG2		GVAGI2		GVAGR2		GVDMA
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(1,708)	(1,919)	9,345	5,803	(1,160)	(5,762)	(102,172)	269,501
Realized gain (loss) on investments	50,030	78,588	27,290	11,453	130,511	60,447	224,923	591,892
Change in unrealized gain (loss) on investments	351,977	296,224	(21,452)	101,885	544,403	103,883	785,226	1,110,240
Reinvested capital gains	135,099	156,858	105,872	90,046	173,736	228,917	1,262,511	1,905,456

Net increase (decrease) in contract owners’ equity resulting from operations	535,398	529,751	121,055	209,187	847,490	387,485	2,170,488	3,877,089

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	83,749	-	1,828	54,379	306,055	153,227	(127,033)	153,232
Transfers between funds	-	40	-	-	-	36	151	35
Surrenders (notes 2, 3, 4, 5 and 6)	(279,765)	(241,667)	(150,137)	(27,546)	(473,527)	(177,440)	(2,182,683)	(3,068,851)
Adjustments to maintain reserves	60,757	64,697	25,817	27,834	83,343	53,940	1,102,625	1,076,242

Net equity transactions	(135,259)	(176,930)	(122,492)	54,667	(84,129)	29,763	(1,206,940)	(1,839,342)

Net change in contract owners’ equity	400,139	352,821	(1,437)	263,854	763,361	417,248	963,548	2,037,747
Contract owners’ equity at beginning of period	1,973,511	1,620,690	1,097,485	833,631	1,725,655	1,308,407	21,282,684	19,244,937

Contract owners’ equity at end of period	$2,373,650	1,973,511	1,096,048	1,097,485	2,489,016	1,725,655	22,246,232	21,282,684

CHANGE IN UNITS:
Beginning units	7,366	8,092	4,811	4,558	5,987	5,870	66,564	72,763
Units purchased	656	394	180	432	1,151	852	4,066	6,309
Units surrendered	(1,152)	(1,120)	(710)	(179)	(1,395)	(735)	(8,041)	(12,508)

Ending units	6,870	7,366	4,281	4,811	5,743	5,987	62,589	66,564

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	GVDMC		GVEX4		GVIDA		GVIDC
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(15,030)	42,429	2,219,355	2,141,069	(26,565)	66,787	(6,756)	14,981
Realized gain (loss) on investments	(28,023)	(1,284)	7,137,791	6,596,551	85,067	134,922	(16,466)	(7,851)
Change in unrealized gain (loss) on investments	155,985	143,770	14,210,915	25,312,537	234,860	402,482	74,150	61,105
Reinvested capital gains	73,454	145,775	3,312,152	6,516,533	347,101	457,008	12,511	21,168

Net increase (decrease) in contract owners’ equity resulting from operations	186,386	330,690	26,880,213	40,566,690	640,463	1,061,199	63,439	89,403

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	32,245	95,045	895,771	1,043,641	7,626	79	388,402	46,774
Transfers between funds	(51)	(1)	257,606	(88,530)	-	-	-	(1)
Surrenders (notes 2, 3, 4, 5 and 6)	(578,670)	(210,878)	(18,502,102)	(16,552,754)	(411,546)	(550,008)	(199,764)	(147,773)
Adjustments to maintain reserves	110,751	115,928	5,245,249	5,473,467	244,153	271,044	45,372	54,223

Net equity transactions	(435,725)	94	(12,103,476)	(10,124,176)	(159,767)	(278,885)	234,010	(46,777)

Net change in contract owners’ equity	(249,339)	330,784	14,776,737	30,442,514	480,696	782,314	297,449	42,626
Contract owners’ equity at beginning of period	2,926,366	2,595,582	167,999,842	137,557,328	5,562,809	4,780,495	1,064,196	1,021,570

Contract owners’ equity at end of period	$2,677,027	2,926,366	182,776,579	167,999,842	6,043,505	5,562,809	1,361,645	1,064,196

CHANGE IN UNITS:
Beginning units	12,529	12,448	129,194	138,459	16,214	17,096	5,662	5,921
Units purchased	792	1,149	7,859	7,622	927	1,065	2,414	695
Units surrendered	(2,749)	(1,068)	(17,796)	(16,887)	(1,409)	(1,947)	(1,220)	(954)

Ending units	10,572	12,529	119,257	129,194	15,732	16,214	6,856	5,662

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	GVIDM		HIBF		MCIF		MSBF
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(175,849)	565,401	55,574	66,670	23,643	32,844	24,432	50,703
Realized gain (loss) on investments	441,694	754,858	(17,278)	(9,462)	(17,072)	127,149	(18,241)	(9,277)
Change in unrealized gain (loss) on investments	1,127,259	1,062,552	27,124	117,227	344,684	141,380	20,576	52,396
Reinvested capital gains	2,055,228	3,297,844	-	-	248,218	850,544	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,448,332	5,680,655	65,420	174,435	599,473	1,151,917	26,767	93,822

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	171,422	407,543	51,452	49,997	22,429	207,139	58,594	116,180
Transfers between funds	(10,723)	71,500	3	-	6	(1)	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(3,386,614)	(3,885,191)	(300,807)	(225,437)	(653,972)	(600,109)	(401,240)	(181,012)
Adjustments to maintain reserves	1,231,696	1,363,362	67,499	88,189	168,620	183,837	54,662	60,249

Net equity transactions	(1,994,219)	(2,042,786)	(181,853)	(87,251)	(462,917)	(209,134)	(287,984)	(4,583)

Net change in contract owners’ equity	1,454,113	3,637,869	(116,433)	87,184	136,556	942,783	(261,217)	89,239
Contract owners’ equity at beginning of period	37,923,049	34,285,180	1,382,582	1,295,398	5,654,242	4,711,459	1,252,656	1,163,417

Contract owners’ equity at end of period	$39,377,162	37,923,049	1,266,149	1,382,582	5,790,798	5,654,242	991,439	1,252,656

CHANGE IN UNITS:
Beginning units	85,531	89,962	4,810	5,289	9,596	9,892	6,126	5,882
Units purchased	6,133	7,840	358	366	656	681	550	1,085
Units surrendered	(10,199)	(12,271)	(1,024)	(845)	(1,442)	(977)	(1,994)	(841)

Ending units	81,465	85,531	4,144	4,810	8,810	9,596	4,682	6,126

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVAMV1		NVAMVX		NVCBD1		NVCCA1
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$45,217	116,374	34,773	-	6,784	5,528	116	1,024
Realized gain (loss) on investments	(605,337)	43,284	3,246	-	2,261	41	(205)	(63)
Change in unrealized gain (loss) on investments	278,958	541,172	492,393	-	9,563	13,716	3,503	2,680
Reinvested capital gains	140,526	650,567	-	-	768	-	1,863	4,266

Net increase (decrease) in contract owners’ equity resulting from operations	(140,636)	1,351,397	530,412	-	19,376	19,285	5,277	7,907

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	(9,222)	4,397	2,516,415	-	84,309	40,278	-	-
Transfers between funds	(79)	15	(9)	-	-	-	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(1,853,955)	(587,411)	1,020,847	-	(42,687)	(70,283)	(3,100)	(1,256)
Adjustments to maintain reserves	156,333	217,860	85,910	-	35,333	20,667	1,424	2,105

Net equity transactions	(1,706,923)	(365,139)	3,623,163	-	76,955	(9,338)	(1,676)	849

Net change in contract owners’ equity	(1,847,559)	986,258	4,153,575	-	96,331	9,947	3,601	8,756
Contract owners’ equity at beginning of period	6,330,406	5,344,148	-	-	247,726	237,779	49,506	40,750

Contract owners’ equity at end of period	$4,482,847	6,330,406	4,153,575	-	344,057	247,726	53,107	49,506

CHANGE IN UNITS:
Beginning units	17,607	18,628	-	-	1,657	1,720	280	275
Units purchased	829	859	32,405	-	806	469	10	16
Units surrendered	(5,993)	(1,880)	(697)	-	(299)	(532)	(19)	(11)

Ending units	12,443	17,607	31,708	-	2,164	1,657	271	280

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVCCN1		NVCMA1		NVCMC1		NVCMD1
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(40)	162	522	3,006	(5)	87	(233)	9,296
Realized gain (loss) on investments	59	(122)	(2,544)	(7,570)	(42)	(22)	(22,844)	(7,111)
Change in unrealized gain (loss) on investments	524	625	14,040	18,256	383	245	42,616	31,730
Reinvested capital gains	20	163	3,020	13,783	31	208	8,624	32,609

Net increase (decrease) in contract owners’ equity resulting from operations	563	828	15,038	27,475	367	518	28,163	66,524

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	-	-	-	-	-	-	13,030
Transfers between funds	-	-	-	-	-	-	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(2,580)	(2,294)	(29,129)	(56,920)	(521)	(479)	(200,845)	(55,437)
Adjustments to maintain reserves	1,842	1,724	19,366	20,034	511	466	45,091	79,911

Net equity transactions	(738)	(570)	(9,763)	(36,886)	(10)	(13)	(155,754)	37,504

Net change in contract owners’ equity	(175)	258	5,275	(9,411)	357	505	(127,591)	104,028
Contract owners’ equity at beginning of period	8,627	8,369	141,569	150,980	4,275	3,770	468,150	364,122

Contract owners’ equity at end of period	$8,452	8,627	146,844	141,569	4,632	4,275	340,559	468,150

CHANGE IN UNITS:
Beginning units	60	64	787	1,019	27	27	2,737	2,500
Units purchased	13	13	146	151	6	6	465	590
Units surrendered	(18)	(17)	(201)	(383)	(6)	(6)	(1,391)	(353)

Ending units	55	60	732	787	27	27	1,811	2,737

See accompanying notes to financial statements.

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVCRA1		NVCRB1		NVDBL2		NVDCA2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$1,777	9,554	(8)	375	(599)	1,402	(77)	190
Realized gain (loss) on investments	(1,398)	(11,468)	(186)	(181)	(5,211)	(377)	(32)	73
Change in unrealized gain (loss) on investments	54,531	62,183	1,757	1,184	7,618	6,287	766	1,015
Reinvested capital gains	-	34,943	290	1,193	3,567	5,850	809	981

Net increase (decrease) in contract owners’ equity resulting from operations	54,910	95,212	1,853	2,571	5,375	13,162	1,466	2,259

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	-	-	-	24,768	-	-	-
Transfers between funds	-	-	-	-	-	-	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(4,756)	(75,616)	(799)	(540)	(89,751)	(9,409)	(1,123)	(1,006)
Adjustments to maintain reserves	6,839	13,801	1,834	1,835	2,421	6,948	397	1,250

Net equity transactions	2,083	(61,815)	1,035	1,295	(62,562)	(2,461)	(726)	244

Net change in contract owners’ equity	56,993	33,397	2,888	3,866	(57,187)	10,701	740	2,503
Contract owners’ equity at beginning of period	461,834	428,437	20,395	16,529	102,559	91,858	14,369	11,866

Contract owners’ equity at end of period	$518,827	461,834	23,283	20,395	45,372	102,559	15,109	14,369

CHANGE IN UNITS:
Beginning units	2,523	2,884	124	116	513	526	59	58
Units purchased	251	259	15	16	136	53	2	6
Units surrendered	(241)	(620)	(9)	(8)	(440)	(66)	(5)	(5)

Ending units	2,533	2,523	130	124	209	513	56	59

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVIE6		NVLCP1		NVMIG1		NVMIVX
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$683	4,346	745	132	5,037	6,359	(23,419)	-
Realized gain (loss) on investments	4,799	11,647	404	2	(59,699)	(17,264)	21,127	-
Change in unrealized gain (loss) on investments	9,341	17,044	(211)	303	195,410	274,231	2,279,175	-
Reinvested capital gains	-	11,391	-	-	477,528	78,642	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	14,823	44,428	938	437	618,276	341,968	2,276,883	-

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	3	-	28,343	-	45,409	7,709	11,800,208	-
Transfers between funds	-	-	-	-	-	-	4,589,028	-
Surrenders (notes 2, 3, 4, 5 and 6)	(26,851)	(43,534)	(5,182)	(660)	(422,093)	(161,863)	(184,236)	-
Adjustments to maintain reserves	8,910	8,630	932	961	65,583	41,297	149,661	-

Net equity transactions	(17,938)	(34,904)	24,093	301	(311,101)	(112,857)	16,354,661	-

Net change in contract owners’ equity	(3,115)	9,524	25,031	738	307,175	229,111	18,631,544	-
Contract owners’ equity at beginning of period	273,059	263,535	5,385	4,647	1,322,776	1,093,665	-	-

Contract owners’ equity at end of period	$269,944	273,059	30,416	5,385	1,629,951	1,322,776	18,631,544	—

CHANGE IN UNITS:
Beginning units	2,415	2,753	34	32	10,318	11,279	-	-
Units purchased	125	128	175	6	854	467	108,886	-
Units surrendered	(308)	(466)	(32)	(4)	(2,689)	(1,428)	(3,192)	-

Ending units	2,232	2,415	177	34	8,483	10,318	105,694	-

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVMLG1		NVMMG1		NVMMV2		NVNMO1
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(35,109)	148,929	(419,996)	(375,232)	53,126	66,198	(33,464)	(1,812)
Realized gain (loss) on investments	(117,658)	61,764	734,849	1,721,033	(205,201)	(241,189)	405,573	392,951
Change in unrealized gain (loss) on investments	(917,301)	320,306	23,346,268	1,040,544	67,430	293,742	258,050	2,084,351
Reinvested capital gains	2,374,779	572,186	8,886,709	14,284,982	-	789,251	1,266,014	1,260,565

Net increase (decrease) in contract owners’ equity resulting from operations	1,304,711	1,103,185	32,547,830	16,671,327	(84,645)	908,002	1,896,173	3,736,055

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	43,187	75,741	250,262	355,583	2,377	-	53,941	77,307
Transfers between funds	10	(3)	(541,809)	(9,226)	18	-	(38,540)	(38,109)
Surrenders (notes 2, 3, 4, 5 and 6)	(599,246)	(452,050)	(8,306,654)	(6,044,225)	(161,251)	(610,766)	(1,564,441)	(1,878,169)
Adjustments to maintain reserves	162,166	166,559	994,748	1,263,079	157,423	179,186	393,473	408,659

Net equity transactions	(393,883)	(209,753)	(7,603,453)	(4,434,789)	(1,433)	(431,580)	(1,155,567)	(1,430,312)

Net change in contract owners’ equity	910,828	893,432	24,944,377	12,236,538	(86,078)	476,422	740,606	2,305,743
Contract owners’ equity at beginning of period	4,707,113	3,813,681	59,219,476	46,982,938	4,569,233	4,092,811	16,580,094	14,274,351

Contract owners’ equity at end of period	$5,617,941	4,707,113	84,163,853	59,219,476	4,483,155	4,569,233	17,320,700	16,580,094

CHANGE IN UNITS:
Beginning units	17,861	18,669	149,392	162,306	18,667	20,562	54,132	59,925
Units purchased	893	1,128	5,944	7,609	1,953	1,072	2,999	2,779
Units surrendered	(2,171)	(1,936)	(24,812)	(20,523)	(1,957)	(2,967)	(7,012)	(8,572)

Ending units	16,583	17,861	130,524	149,392	18,663	18,667	50,119	54,132

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVNSR2		NVOLG1		NVRE1		NVSTB2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$97	2	920,390	1,349,423	25,235	38,328	6,466	10,261
Realized gain (loss) on investments	1,285	3,865	(612,140)	3,058,714	(178,741)	(52,413)	(1,366)	(2,238)
Change in unrealized gain (loss) on investments	9,974	18,587	9,234,682	1,788,603	(175,751)	1,008,691	8,285	12,060
Reinvested capital gains	12,741	17,846	14,103,920	33,873,519	15,304	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	24,097	40,300	23,646,852	40,070,259	(313,953)	994,606	13,385	20,083

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	-	365,363	413,820	13,268	93,343	890	81,786
Transfers between funds	-	-	(632,579)	(81,446)	(25)	(64)	-	1
Surrenders (notes 2, 3, 4, 5 and 6)	(6,586)	(20,763)	(14,557,875)	(16,328,131)	(540,077)	(533,130)	2,339	(70,911)
Adjustments to maintain reserves	5,785	5,686	3,531,250	3,596,406	130,121	124,184	24,836	46,030

Net equity transactions	(801)	(15,077)	(11,293,841)	(12,399,351)	(396,713)	(315,667)	28,065	56,906

Net change in contract owners’ equity	23,296	25,223	12,353,011	27,670,908	(710,666)	678,939	41,450	76,989
Contract owners’ equity at beginning of period	192,710	167,487	141,180,033	113,509,125	4,124,610	3,445,671	683,981	606,992

Contract owners’ equity at end of period	$216,006	192,710	153,533,044	141,180,033	3,413,944	4,124,610	725,431	683,981

CHANGE IN UNITS:
Beginning units	826	897	245,073	267,999	20,964	22,724	5,927	5,440
Units purchased	29	30	11,391	11,901	1,790	1,469	933	1,577
Units surrendered	(32)	(101)	(28,745)	(34,827)	(4,273)	(3,229)	(701)	(1,090)

Ending units	823	826	227,718	245,073	18,481	20,964	6,159	5,927

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVTIV3		SAM4		SCF4		SCGF
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$2,654	3,596	(62,369)	239,523	(102,696)	(102,481)	(15,621)	(14,363)
Realized gain (loss) on investments	(15,013)	(14,254)	-	-	(91,378)	574,490	(38,566)	(79,111)
Change in unrealized gain (loss) on investments	28,771	11,834	-	-	2,983,759	1,301,806	594,667	151,276
Reinvested capital gains	-	20,943	-	-	662,134	1,900,992	294,877	538,570

Net increase (decrease) in contract owners’ equity resulting from operations	16,412	22,119	(62,369)	239,523	3,451,819	3,674,807	835,357	596,372

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	234,266	29,548	11,816,007	6,159,861	50,173	81,642	38,037	17,493
Transfers between funds	(13,163)	4,381	1,951,106	91,429	(38,904)	(19,250)	3	2
Surrenders (notes 2, 3, 4, 5 and 6)	(63,443)	(50,531)	(11,148,667)	(11,911,114)	(2,336,165)	(2,066,173)	(227,205)	(321,436)
Adjustments to maintain reserves	9,428	4,209	2,969,398	2,850,789	691,452	725,071	66,418	80,665

Net equity transactions	167,088	(12,393)	5,587,844	(2,809,035)	(1,633,444)	(1,278,710)	(122,747)	(223,276)

Net change in contract owners’ equity	183,500	9,726	5,525,475	(2,569,512)	1,818,375	2,396,097	712,610	373,096
Contract owners’ equity at beginning of period	232,865	223,139	20,211,381	22,780,893	17,595,636	15,199,539	2,157,953	1,784,857

Contract owners’ equity at end of period	$416,365	232,865	25,736,856	20,211,381	19,414,011	17,595,636	2,870,563	2,157,953

CHANGE IN UNITS:
Beginning units	1,107	1,192	92,961	101,245	35,473	38,347	4,934	5,550
Units purchased	244	290	84,712	41,302	3,061	3,016	245	239
Units surrendered	(198)	(375)	(61,697)	(49,586)	(6,832)	(5,890)	(505)	(855)

Ending units	1,153	1,107	115,976	92,961	31,702	35,473	4,674	4,934

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	SCVF4		TRF4		AMCG		AMMCGS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(88,247)	63,755	811,596	765,163	(1,021)	(983)	(4,556)	(3,970)
Realized gain (loss) on investments	(238,169)	293,157	6,071,119	4,316,964	8,550	5,156	48,309	23,648
Change in unrealized gain (loss) on investments	920,124	(2,910,361)	(4,060,004)	20,463,579	42,915	28,036	154,033	97,023
Reinvested capital gains	75,248	5,426,378	9,307,937	5,388,020	8,240	10,996	34,843	40,520

Net increase (decrease) in contract owners’ equity resulting from operations	668,956	2,872,929	12,130,648	30,933,726	58,684	43,205	232,629	157,221

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	47,063	37,501	1,066,189	1,276,923	4,726	-	84,659	48,152
Transfers between funds	(181,467)	(73,888)	(210,103)	(202,981)	-	-	(113)	3
Surrenders (notes 2, 3, 4, 5 and 6)	(1,313,775)	(1,768,866)	(9,540,433)	(9,084,534)	(28,259)	(17,797)	(155,419)	(132,806)
Adjustments to maintain reserves	561,214	540,698	234,749	675,696	3,653	52	22,717	18,906

Net equity transactions	(886,965)	(1,264,555)	(8,449,598)	(7,334,896)	(19,880)	(17,745)	(48,156)	(65,745)

Net change in contract owners’ equity	(218,009)	1,608,374	3,681,050	23,598,830	38,804	25,460	184,473	91,476
Contract owners’ equity at beginning of period	17,752,866	16,144,492	134,454,658	110,855,828	163,064	137,604	609,140	517,664

Contract owners’ equity at end of period	$17,534,857	17,752,866	138,135,708	134,454,658	201,868	163,064	793,613	609,140

CHANGE IN UNITS:
Beginning units	38,578	40,989	46,873	50,288	48	55	3,291	3,410
Units purchased	4,425	2,802	2,878	2,889	1	-	507	314
Units surrendered	(5,724)	(5,213)	(6,086)	(6,304)	(9)	(7)	(582)	(433)

Ending units	37,279	38,578	43,665	46,873	40	48	3,216	3,291

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	AMSRS		AMTB		PMVFBA		PMVLDA
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(116)	(2,242)	97,455	72,409	3,776	1,046	2,308	10,746
Realized gain (loss) on investments	24,984	214,059	(45,606)	(19,898)	(2,217)	(1,360)	114	(723)
Change in unrealized gain (loss) on investments	462,257	7,746	103,330	115,070	3,810	5,348	8,496	7,136
Reinvested capital gains	145,993	192,136	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	633,118	411,699	155,179	167,581	5,369	5,034	10,918	17,159

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	2,940,977	378,339	99,887	-	3,804	66,423	2,820
Transfers between funds	3	(23)	(45,210)	32,636	-	-	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(279,741)	(550,529)	(852,052)	(627,942)	(43,783)	(10,779)	(136,832)	(72,569)
Adjustments to maintain reserves	94,991	83,096	285,401	310,750	3,508	4,256	28,531	29,640

Net equity transactions	(184,747)	2,473,521	(233,522)	(184,669)	(40,275)	(2,719)	(41,878)	(40,109)

Net change in contract owners’ equity	448,371	2,885,220	(78,343)	(17,088)	(34,906)	2,315	(30,960)	(22,950)
Contract owners’ equity at beginning of period	3,614,291	729,071	5,764,338	5,781,426	85,445	83,130	520,142	543,092

Contract owners’ equity at end of period	$4,062,662	3,614,291	5,685,995	5,764,338	50,539	85,445	489,182	520,142

CHANGE IN UNITS:
Beginning units	2,295	1,746	23,565	24,363	658	680	4,178	4,504
Units purchased	96	1,234	4,833	3,433	30	68	792	391
Units surrendered	(188)	(685)	(4,895)	(4,231)	(334)	(90)	(1,126)	(717)

Ending units	2,203	2,295	23,503	23,565	354	658	3,844	4,178

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	PMVTRA		PVEIB		PVGOB		PVTIGB
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$16,499	18,590	3,571	5,767	(3,073)	(2,134)	723	545
Realized gain (loss) on investments	4,467	(2,139)	(8,657)	3,439	13,285	13,468	(124)	(234)
Change in unrealized gain (loss) on investments	47,038	41,038	(13,003)	62,899	118,953	53,899	7,368	15,307
Reinvested capital gains	14,638	-	25,214	37,462	26,624	52,029	-	128

Net increase (decrease) in contract owners’ equity resulting from operations	82,642	57,489	7,125	109,567	155,789	117,262	7,967	15,746

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	537,973	92,632	295	16,598	24,621	3,133	-	-
Transfers between funds	40,611	(1,318)	-	-	-	-	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(122,544)	(66,279)	(53,859)	(89,374)	(38,343)	(51,433)	(6,393)	(5,902)
Adjustments to maintain reserves	32,047	14,288	23,152	20,193	20,005	16,374	187	4,168

Net equity transactions	488,087	39,323	(30,412)	(52,583)	6,283	(31,926)	(6,206)	(1,734)

Net change in contract owners’ equity	570,729	96,812	(23,287)	56,984	162,072	85,336	1,761	14,012
Contract owners’ equity at beginning of period	805,432	708,620	449,803	392,819	428,332	342,996	79,387	65,375

Contract owners’ equity at end of period	$1,376,161	805,432	426,516	449,803	590,404	428,332	81,148	79,387

CHANGE IN UNITS:
Beginning units	3,656	3,170	3,047	3,416	1,929	1,992	130	139
Units purchased	4,470	913	210	325	215	130	1	1
Units surrendered	(799)	(427)	(214)	(694)	(195)	(193)	(10)	(10)

Ending units	7,327	3,656	3,043	3,047	1,949	1,929	121	130

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	TRHS2		VWBF		VWEM		VWHA
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(23,936)	(22,971)	173,189	(9,116)	273,590	(36,018)	14,857	(25,912)
Realized gain (loss) on investments	246,509	67,720	(118,446)	(190,370)	270,898	163,002	(337,403)	(481,435)
Change in unrealized gain (loss) on investments	448,074	596,203	151,648	522,091	1,819,094	4,022,780	998,379	936,915
Reinvested capital gains	199,289	152,266	-	-	542,900	407,874	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	869,936	793,218	206,391	322,605	2,906,482	4,557,638	675,833	429,568

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	106,565	25,256	24,065	21,248	65,267	103,127	82,048	118,676
Transfers between funds	(14)	2	2,523	(9,219)	(125,262)	19,360	14,719	22,664
Surrenders (notes 2, 3, 4, 5 and 6)	(1,038,880)	(388,229)	(450,760)	(496,527)	(1,920,482)	(2,008,560)	(495,259)	(715,861)
Adjustments to maintain reserves	118,864	141,076	106,481	166,359	442,817	504,805	128,016	208,436

Net equity transactions	(813,465)	(221,895)	(317,691)	(318,139)	(1,537,660)	(1,381,268)	(270,476)	(366,085)

Net change in contract owners’ equity	56,471	571,323	(111,300)	4,466	1,368,822	3,176,370	405,357	63,483
Contract owners’ equity at beginning of period	3,494,373	2,923,050	2,841,599	2,837,133	18,980,182	15,803,812	3,959,201	3,895,718

Contract owners’ equity at end of period	$3,550,844	3,494,373	2,730,299	2,841,599	20,349,004	18,980,182	4,364,558	3,959,201

CHANGE IN UNITS:
Beginning units	7,422	7,929	7,261	8,018	31,302	33,828	9,241	10,117
Units purchased	502	439	700	724	1,822	1,878	1,322	1,504
Units surrendered	(2,055)	(946)	(1,416)	(1,481)	(4,096)	(4,404)	(1,719)	(2,380)

Ending units	5,869	7,422	6,545	7,261	29,028	31,302	8,844	9,241

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	VVEI		VVHGB		VVHYB		VVMCI
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$62,574	52,979	24,633	22,980	79,640	84,672	32,938	32,509
Realized gain (loss) on investments	83,513	106,016	3,404	1,147	(404)	9,866	245,135	348,713
Change in unrealized gain (loss) on investments	(181,422)	361,653	70,532	82,447	625	130,147	516,365	708,653
Reinvested capital gains	118,382	210,528	-	-	-	-	349,955	471,618

Net increase (decrease) in contract owners’ equity resulting from operations	83,047	731,176	98,569	106,574	79,861	224,685	1,144,393	1,561,493

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	(125,934)	116,539	-	101	2,756	64,383	(62,398)	78,313
Transfers between funds	-	-	2	-	(1)	(2)	(1)	1
Surrenders (notes 2, 3, 4, 5 and 6)	(121,702)	(422,615)	(9,617)	(22,063)	7,049	(154,787)	(366,656)	(668,202)
Adjustments to maintain reserves	134,146	140,009	87,813	90,963	89,008	87,011	235,241	245,281

Net equity transactions	(113,490)	(166,067)	78,198	69,001	98,812	(3,395)	(193,814)	(344,607)

Net change in contract owners’ equity	(30,443)	565,109	176,767	175,575	178,673	221,290	950,579	1,216,886
Contract owners’ equity at beginning of period	3,767,875	3,202,766	1,566,863	1,391,288	1,777,734	1,556,444	6,591,033	5,374,147

Contract owners’ equity at end of period	$3,737,432	3,767,875	1,743,630	1,566,863	1,956,407	1,777,734	7,541,612	6,591,033

CHANGE IN UNITS:
Beginning units	9,231	9,671	9,285	8,875	6,910	6,932	13,068	13,813
Units purchased	413	805	1,776	1,365	974	971	718	789
Units surrendered	(691)	(1,245)	(1,365)	(955)	(619)	(993)	(1,001)	(1,534)

Ending units	8,953	9,231	9,696	9,285	7,265	6,910	12,785	13,068

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	SVDF		SVOF		WFVSCG		IVKMG1
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(5,020)	(4,423)	(589)	(1,167)	(1,141)	(1,725)	(5,612)	(16,110)
Realized gain (loss) on investments	14,466	7,814	(2,353)	30,242	(1,759)	(9,216)	(537,688)	26,973
Change in unrealized gain (loss) on investments	352,436	143,344	40,505	25,217	73,766	17,843	(256,617)	257,667
Reinvested capital gains	71,878	77,141	23,620	38,706	8,458	39,550	663,660	326,619

Net increase (decrease) in contract owners’ equity resulting from operations	433,760	223,876	61,183	92,998	79,324	46,452	(136,257)	595,149

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	3,877	(8)	(124)	8	55,603	5,441	4,474	52,049
Transfers between funds	-	10	1	22	-	-	2	1
Surrenders (notes 2, 3, 4, 5 and 6)	(100,125)	(93,458)	(32,723)	(147,307)	(15,498)	(144,986)	(2,251,935)	(111,542)
Adjustments to maintain reserves	25,324	28,702	4,059	15,322	5,891	6,242	12,444	37,304

Net equity transactions	(70,924)	(64,754)	(28,787)	(131,955)	45,996	(133,303)	(2,235,015)	(22,188)

Net change in contract owners’ equity	362,836	159,122	32,396	(38,957)	125,320	(86,851)	(2,371,272)	572,961
Contract owners’ equity at beginning of period	755,310	596,188	329,956	368,913	129,596	216,447	2,371,272	1,798,311

Contract owners’ equity at end of period	$1,118,146	755,310	362,352	329,956	254,916	129,596	-	2,371,272

CHANGE IN UNITS:
Beginning units	301	329	236	317	332	687	10,610	10,680
Units purchased	13	14	16	12	121	39	99	473
Units surrendered	(38)	(42)	(42)	(93)	(36)	(394)	(10,709)	(543)

Ending units	276	301	210	236	417	332	-	10,610

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	GVDIVI		GVDIV4		NVMLV1		AMTP
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$969,334	2,787,177	427,774	1,277,729	24,819	621,158	-	51,603
Realized gain (loss) on investments	(6,290,259)	(199,003)	(2,488,369)	(134,284)	(2,112,125)	(46,256)	-	(32,543)
Change in unrealized gain (loss) on investments	3,460,928	(1,290,173)	1,211,860	(490,928)	764,938	(164,199)	-	(323,700)
Reinvested capital gains	-	504,068	-	242,392	981,249	218,117	-	623,039

Net increase (decrease) in contract owners’ equity resulting from operations	(1,859,997)	1,802,069	(848,735)	894,909	(341,119)	628,820	-	318,399

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	37,096	270,631	(62)	268	13,560	5,230	-	-
Transfers between funds	(2,756,752)	43,294	(1,741,633)	(8,261)	(39)	16	-	(2)
Surrenders (notes 2, 3, 4, 5 and 6)	(9,066,122)	(1,453,813)	(3,424,139)	(1,135,943)	(2,873,689)	(252,346)	-	(3,019,951)
Adjustments to maintain reserves	548,952	736,677	63,043	73,554	72,209	107,344	-	32,688

Net equity transactions	(11,236,826)	(403,211)	(5,102,791)	(1,070,382)	(2,787,959)	(139,756)	-	(2,987,265)

Net change in contract owners’ equity	(13,096,823)	1,398,858	(5,951,526)	(175,473)	(3,129,078)	489,064	-	(2,668,866)
Contract owners’ equity at beginning of period	13,096,823	11,697,965	5,951,526	6,126,999	3,129,078	2,640,014	-	2,668,866

Contract owners’ equity at end of period	$-	13,096,823	-	5,951,526	-	3,129,078	-	-

CHANGE IN UNITS:
Beginning units	97,078	100,723	7,402	9,073	12,773	13,384	-	1,558
Units purchased	11,515	12,718	166	207	607	677	-	24
Units surrendered	(108,593)	(16,363)	(7,568)	(1,878)	(13,380)	(1,288)	-	(1,582)

Ending units	-	97,078	-	7,402	-	12,773	-	-

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Provident VLI Separate Account 1 (the Separate Account) was established by Nationwide Life Insurance Company of America (NLICA) (the Company) under the provisions of the Pennsylvania Insurance Law. The Separate Account is a separate investment account to which assets are allocated to support the benefits payable under single premium, modified premium, scheduled premium and flexible premium adjustable variable life insurance policies (the Policies). The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Nationwide NVIT Nationwide Fund Class IV, Nationwide NVIT Money Market Fund Class IV, Nationwide NVIT Government Bond Fund Class IV and J.P. Morgan NVIT Balanced Fund Class IV subaccounts are the only subaccounts available with single premium and scheduled premium policies.

On December 31, 2009, NLICA merged with Nationwide Life and Insurance Company (NLIC or the Company) with NLIC as the surviving entity. The Separate Account is structured as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended.

(b) The Policies

The Separate Account offers variable investment options through life insurance policies intended to provide benefits to the policyholder and/or the beneficiary named by the policyholder. Policy features are described in the applicable prospectus.

With certain exceptions, policyholders may invest in any of the following:

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class A (ALVGIA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)

ALGER AMERICAN FUNDS

Alger Small Cap Growth Portfolio: Class I-2 Shares (AASCO)

AMERICAN CENTURY INVESTORS, INC.

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)

American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)

American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)

BLACKROCK FUNDS

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II (MLVGA2)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)

BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares (DSC)

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)

Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares (FVU2)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Initial Class (FCP)*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class (FIGBP)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class (FOP)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)

Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 (FTVRDI)

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 1 (FTVSVI)

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 (TIF)

INVESCO INVESTMENTS

Invesco - Invesco V.I. American Franchise Fund: Series I Shares (ACEG)

Invesco - Invesco V.I. Value Opportunities Fund: Series I Shares (AVBVI)

Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)

Invesco Oppenheimer V.I. Main Street Fund: Series I (OVGI)

Invesco Oppenheimer V.I. Global Fund: Series I (OVGS)

Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I (OVSB)

Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I (OVSC)

IVY INVESTMENTS

Ivy Variable Insurance Portfolios - Asset Strategy: Class II (WRASP)

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS)

Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)

Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)

Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Initial Class (MV2IGI)

MFS(R) Variable Insurance Trust - MFS Value Series: Initial Class (MVFIC)

MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)

MORGAN STANLEY

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)

Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I (MSVFI)

Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class IV (EIF4)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class IV (GBF4)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)

Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II (GVAAA2)

Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II (GVABD2)

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II (GVAGG2)

Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II (GVAGI2)

Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II (GVAGR2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class IV (GVEX4)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I (HIBF)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)

Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I (MSBF)

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class I (NVCCA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class I (NVCCN1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class I (NVCMA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class I (NVCMC1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class I (NVCMD1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class I (NVCRA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class I (NVCRB1)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class I (NVLCP1)

Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I (NVMIG1)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)

Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I (NVMMG1)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I (NVNMO1)

Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I (NVNSR1)*

Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II (NVNSR2)

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class IV (SAM4)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class IV (SCF4)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class IV (SCVF4)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class IV (TRF4)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)

Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)

Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)

PIMCO FUNDS

PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Administrative Class (PMVFBA)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB (PVEIB)

Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - Emerging Markets Bond Fund: Initial Class (VWBF)

VanEck VIP Trust - Emerging Markets Fund: Initial Class (VWEM)

VanEck VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)

VANGUARD GROUP OF INVESTMENT COMPANIES

Vanguard Variable Insurance Fund - Equity Income Portfolio (VVEI)

Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)

Vanguard Variable Insurance Fund - High Yield Bond Portfolio (VVHYB)

Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)

WELLS FARGO FUNDS

Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)

Wells Fargo Variable Trust - VT Opportunity Fund: Class 2 (SVOF)

Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)

*	At December 31, 2020, policyholders were not invested in this fund.

The Contract Owners’ Equity is affected by the investment results of each fund, equity transactions by policyholders and certain policy and asset charges (see notes 2 and 3). The accompanying financial statements include only policyholders’ purchase payments pertaining to the variable portions of their policies and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A policyholder may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a policyholder due to a policy cancellation during the free look period, and/or if a gain is realized by the policyholder during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the policyholder. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the policy.

Unless listed below, the financial statements presented are as of December 31, 2020 and for each of the years in the two-year period ended December 31, 2020. For the subaccounts listed below with inception or liquidation dates in 2020, the financial statements are as of December 31, 2020 and for the period from the inception date to December 31, 2020 or from January 1, 2020 to the liquidation date. For the subaccounts listed below with inception or liquidation dates in 2019, the financial statements are as of December 31, 2020 and for the period from inception date to December 31, 2019 or from January 1, 2019 to the liquidation date:

	Inception Date	Liquidation Date
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)	10/16/2020
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)	9/11/2020
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)	5/4/2020
Neuberger Berman Advisers Management Trust - Large Cap Value Portfolio: Class I (AMTP)		4/30/2019

For the one-year period ended December 31, 2020, the following subaccount mergers occurred. The subaccounts that were acquired during the year are no longer available as of December 31, 2020.

Acquired Subaccount Abbreviation	Acquired Subaccount	Acquiring Subaccount Abbreviation	Acquiring Subaccount	Effective Date
IVKMG1	Invesco - Invesco V.I. Mid Cap Growth Fund: Series I Shares	OVAG	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I	4/30/2020
GVDIVI	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I	NVMIVX	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X	10/16/2020
GVDIV4	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class IV	NVMIVX	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X	10/16/2020
NVLCA2	Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II	NVDCA2	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II	10/23/2020
NVMLV1	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I	NVAMVX	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X	9/11/2020

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

For the one-year period ended December 31, 2020, the following subaccount name changes occurred:

Subaccount Abbreviation	Current Legal Name	Prior Legal Name	Effective Date
ACVIG	American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I	American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I	9/25/2020
FQB	Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares	Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares	5/1/2020
FVU2	Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares	Federated Insurance Series - Federated Managed Volatility Fund II: Primary Shares	5/1/2020
JABS	Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares	Janus Henderson VIT Balanced Portfolio: Service Shares	5/1/2020
JACAS	Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares	Janus Henderson VIT Forty Portfolio: Service Shares	5/1/2020
JAGTS	Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares	Janus Henderson VIT Global Technology Portfolio: Service Shares	5/1/2020
JAIGS	Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares	Janus Henderson VIT Overseas Portfolio: Service Shares	5/1/2020
NVAMV1	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I	Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I	5/1/2020
NVCCA1	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class I	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class I	5/1/2020
NVCCN1	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class I	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class I	5/1/2020
NVCMA1	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class I	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class I	5/1/2020
NVCMC1	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class I	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class I	5/1/2020
NVCMD1	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class I	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class I	5/1/2020
NVCRA1	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class I	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class I	5/1/2020
NVCRB1	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class I	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class I	5/1/2020
NVMIG1	Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I	5/1/2020
NVMLG1	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I	1/21/2020
NVMMG1	Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I	1/21/2020
NVNSR1	Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I	5/1/2020
NVNSR2	Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II	5/1/2020
NVOLG1	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I	Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class I	5/1/2020
NVTIV3	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I	Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I	5/1/2020
TRF4	Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class IV	Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class IV	5/1/2020
VWBF	VanEck VIP Trust - Emerging Markets Bond Fund: Initial Class	VanEck VIP Trust - Unconstrained Emerging Markets Bond Fund: Initial Class	5/1/2020

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2020 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the policyholder upon termination or withdrawal.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) COVID-19

Equity and financial markets have experienced significant volatility and interest rates have experienced significant declines primarily driven by the COVID-19 pandemic. These conditions have and may continue to impact the Company’s operations and financial condition. The extent to which the COVID-19 pandemic may impact the Company’s operations and financial condition will depend on future developments which are evolving and uncertain.

(g) Subsequent Events

The company evaluated subsequent events through the date the financial statements were available to be issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosures.

(2) Policy Charges

The Separate Account assesses charges associated with the policy. These charges are either assessed as a direct deduction from premium payments or through a surrender of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the policy and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each product are described in detail in the applicable prospectus.

Policy Charges
Insurance Charge - Mortality and Expense Risk Charge/Percent of Subaccount Value Charge - assessed through a surrender of units	Annual rate of to 0.60% - 1.00% of the average daily value of the assets invested in each fund
Sales Charge/Percent of Premium Charge - assessed through a deduction from premium payments	3.00% - 10.00% of each premium payment
Premium Tax Charge - assessed through a deduction from premium payments	0.00% - 4.00% of each premium payment
Short-Term Trading Fee - assessed through a surrender of units	1% of the dollar amount transferred out of a subaccount within 60 days of being applied to that subaccount
Cost of Insurance Charges (including any flat extra charge) - assessed through a surrender of units	$0.00 - $458.71 per $1,000 of a policy’s net amount at risk
Specified Amount/Underwriting and Distribution Charge - assessed through a surrender of units	$50.00 plus $3.00 per $1,000 of Face Amount increase.
Administrative Charge - assessed through a surrender of units	$3.25 per month - $17.50 plus $0.015 per $1,000 of face amount
Surrender Charge - assessed through a surrender of units	The lesser of: (1) 9% - 35% of all premiums to date or, (2) during Policy Years 1-11, 9% - 70% of the Target Premium of the Initial Face Amount. Plus deferred administrative charge in years 1-11 of $3.00 to $5.00 - $1,000 of face amount.
Policy Loan Interest Charge	Of an outstanding policy loan, 6.00% - 8.00% or a variable rate equal to the greater of 5.50% or the Moody’s Corp. Bond Yield Avg. - Monthly Avg. Corporates.
Other Withdrawal/Surrender Fees	$25.00 per withdrawal
Transfer Fee – assessed upon transfer	$25.00 per request
Total Annual Portfolio Operating Expense	0.16% - 2.46% of portfolio assets
First Year Policy Charge	$5.00 on Policy Date
Premium Processing Charge	$1.00 from each premium payment
Rider Charges - assessed through a surrender of units monthly, unless otherwise specified.
Children’s Term Insurance Rider Charge	$0.52 per $1,000 of the rider’s specified amount
Long-Term Care Acceleration Benefit Rider Charge	$0.02 - $3.24 per $1,000 of net amount at risk per month
Long-Term Care Waiver Benefit Rider Charge	$0.01 - $3.47 per $1,000 of net amount at risk per month
Accidental Death Benefit Rider Charge	Annual rate of $0.86 - $3.89 per $1,000 of rider coverage amount
Disability Waiver Benefit Rider Charge	$0.01 - $1.76 per $1,000 net amount at risk per month
Disability Waiver of Premium Benefit Rider Charge	2% - 23.20% of the monthly benefit amount per month
Additional Insurance Benefit Rider Charge	$0.06 - $420.82 per $1,000 of rider coverage amount per month
Accelerated Death Benefit Rider Charge	$250 at the time the rider is invoked

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

Long-Term Care Extended Insurance Benefit Rider	$0.01 - $8.72 per $1,000 of net amount at risk per month
Convertible Term Life Insurance Rider	$0.06 - $420.82 per $1,000 of rider coverage amount per month
Four Year Survivorship Term Life Insurance Rider	$0.03 - $2.75 per $1,000 of Rider coverage amount per month
Guaranteed Minimum Death Benefit Rider	$0.01 per $1,000 of face amount per month
Survival Additional Insurance Benefit Rider	$0.00 - $93.08 per $1,000 of rider coverage amount per month

For the years ended December 31, 2020 and 2019, total front-end sales charge deductions were$1,692,030 and $1,766,671, respectively and were recognized as part of purchase payments on the Statements of Changes in Contract Owners’ Equity.

(3) Mortality and Expense Risk Charges

In addition to the aforementioned charges, a daily charge will be deducted from the Separate Account for mortality and expense risks assumed by the Company. The charge is deducted at an annual rate of 0.65% to 0.95% of the average daily net assets of the Separate Account. These charges are assessed through the daily unit value calculation. For NLACA Options Elite policies, this charge is referred to as the Insurance Charge.

(4) Death Benefits

Death benefit proceeds result in a surrender of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account. Death benefits are included within the surrenders line item in the equity transactions section of the Statements of Changes in Contract Owners’ Equity.

(5) Policy Loans (Net of Repayments)

Policy provisions allow policyholders to borrow up to the policy’s non-loaned surrender value (90% of cash surrender value for Options policies). Interest is charged on the outstanding loan and is due and payable at the end of each policy year or when the loan is repaid. Any unpaid interest is added to the loan balance and bears interest at the same loan rate.

At the time the loan is granted, the amount of the loan is transferred from the Separate Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made. Interest credited is paid by the Company’s general account to the Separate Account. Loan repayments result in a transfer of collateral including interest back to the Separate Account. Policy loans (net of repayments) are included within the surrenders line item in the equity transactions section of the Statements of Changes in Contract Owners’ Equity.

(6) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Policyholders may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the policyholder executing fund exchanges. Fund exchanges from the Separate Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Separate Account are included in purchase payments received from policyholders, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity. Policy loan transactions (note 5), executed at the direction of the policyholder, also result in transfers between the Separate Account and the fixed account of the Company. The fixed account assets are not reflected in the accompanying financial statements. For the years ended December 31, 2020 and 2019, total transfers to the Separate Account from the fixed account were $42,900,532 and $25,260,718, respectively, and total transfers from the Separate Account to the fixed account were $43,953,159 and $22,560,146, respectively.

(7) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2020:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$1,445,903,639	$-	$-	$1,445,903,639

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2020 are as follows:

Subaccount Abbreviation*	Purchases of Investments	Sales of Investments
ALVGIA	$268,217	$350,853
ALVSVA	175,253	406,855
AASCO	3,029,430	4,580,657
ACVI	13,834	14,224
ACVIG	192,775	272,473
ACVIP2	586,550	193,699
ACVMV1	186,482	187,591
ACVU1	25,658	19,259
MLVGA2	122,629	216,744
DCAP	423,362	326,816
DSC	34,531	255,267
DSIF	1,767,462	1,696,949
DVSCS	1,359,778	1,031,078
FQB	254,976	543,792
FVU2	5,460	6,738
FAMP	1,539,772	3,377,948
FCP	1	-
FEIP	6,688,054	7,449,071
FEIS	755,655	405,057
FF10S	14,689	27,631
FF20S	222,287	356,114
FF30S	1,255,778	755,036
FGP	18,108,134	19,707,362
FGS	611,612	611,709
FHIP	809,014	1,144,808
FIGBP	2,378,630	3,384,234
FIGBS	162,599	136,128
FMCS	663,884	1,918,870
FNRS2	176,118	111,202
FOP	980,430	3,138,278
FOS	177,121	264,591
FVSS	216,421	314,673
FTVDM2	106,832	134,973
FTVFA2	24,481	4,600
FTVGI2	168,524	131,599
FTVRDI	686,711	974,196
FTVSVI	688,379	399,019
TIF	36,983	98,368
ACEG	146,793	83,797
AVBVI	16,203	19,446
OVAG	2,260,416	201,578
OVGI	458,087	259,009
OVGS	814,026	1,460,339
OVSB	115,174	57,063
OVSC	77,652	83,479
WRASP	14,937	47,294
JABS	497,651	509,062
JACAS	804,331	984,401
JAGTS	672,076	464,696

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

JAIGS	271,429	725,532
MV2IGI	326,744	759,622
MVFIC	334,967	423,052
MVIVSC	209,485	229,155
MSEM	4,322	9,889
MSVFI	332,837	135,577
MSVRE	31,163	82,784
EIF4	1,407,371	1,519,251
GBF	82,185	58,878
GBF4	1,204,533	1,287,096
GEM	518,857	818,844
GIG	15,170	11,479
GVAAA2	118,610	389,571
GVABD2	180,602	32,990
GVAGG2	309,712	311,478
GVAGI2	148,364	155,433
GVAGR2	553,030	464,677
GVDMA	2,137,657	2,184,462
GVDMC	206,795	584,807
GVEX4	8,690,630	15,253,639
GVIDA	536,776	377,220
GVIDC	435,022	195,253
GVIDM	2,935,885	3,047,101
HIBF	156,312	283,120
MCIF	491,300	678,828
MSBF	136,615	401,931
NVAMV1	348,919	1,869,013
NVAMVX	3,700,182	42,840
NVCBD1	123,177	38,604
NVCCA1	3,666	3,296
NVCCN1	1,777	2,638
NVCMA1	25,995	32,130
NVCMC1	775	756
NVCMD1	78,668	226,011
NVCRA1	44,041	40,191
NVCRB1	2,671	1,383
NVDBL2	30,733	90,238
NVDCA2	1,317	1,124
NVIE6	10,023	27,312
NVLCP1	30,121	5,274
NVMIG1	581,285	409,843
NVMIVX	16,577,200	256,382
NVMLG1	2,571,246	622,723
NVMMG1	9,386,559	8,503,018
NVMMV2	337,781	286,143
NVNMO1	1,643,898	1,565,729
NVNSR2	18,573	6,540
NVOLG1	17,087,355	13,349,136
NVRE1	287,264	643,362
NVSTB2	107,969	73,361
NVTIV3	249,372	79,881
SAM4	14,847,927	9,323,871
SCF4	1,100,573	2,170,901
SCGF	361,906	203,944
SCVF4	719,891	1,619,678
TRF4	12,112,397	10,458,034
AMCG	14,948	29,535
AMMCGS	138,771	156,480
AMSRS	224,430	261,694
AMTB	946,221	1,083,293
PMVFBA	7,429	43,979
PMVLDA	97,986	137,660
PMVTRA	696,982	177,075
PVEIB	51,148	52,812
PVGOB	68,382	38,811
PVTIGB	2,630	6,834

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

TRHS2	389,461	1,027,617
VWBF	294,048	437,579
VWEM	1,144,303	1,865,700
VWHA	236,067	490,768
VVEI	430,698	363,197
VVHGB	306,240	203,359
VVHYB	297,343	119,100
VVMCI	683,647	494,885
SVDF	96,622	101,342
SVOF	31,052	37,960
WFVSCG	67,844	14,467
GVDIV4	523,196	5,197,494
GVDIVI	1,596,121	11,863,926
IVKMG1	679,887	2,256,086
NVMLV1	1,094,219	2,876,000

	$165,085,161	$170,831,304

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

(8) Financial Highlights

The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable life insurance policies as of December 31, 2020, and the investment income ratio and total return for each of the periods in the five-year period ended December 31, 2020. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented.

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class A (ALVGIA)
2020	0.60%	to	0.75%	5,266	$3,910.4	to	$380.82	$2,271,479	1.57%	2.11%	to	1.95%
2019	0.60%	to	0.75%	5,753	3,829.76	to	373.52	2,495,605	1.25%	23.17%	to	22.99%
2018	0.60%	to	0.75%	5,954	3,109.25	to	303.70	2,170,761	1.01%	-6.18%	to	-6.32%
2017	0.60%	to	0.75%	6,320	3,313.90	to	324.18	2,539,946	1.50%	18.22%	to	18.04%
2016	0.60%	to	0.75%	7,692	2,803.26	to	274.64	2,552,768	1.00%	10.64%	to	10.47%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)
2020	0.60%	to	0.75%	3,612	4,978.34	to	484.81	2,083,755	1.03%	2.75%	to	2.60%
2019	0.60%	to	0.75%	4,259	4,845.07	to	472.54	2,420,327	0.60%	19.38%	to	19.20%
2018	0.60%	to	0.75%	4,642	4,058.59	to	396.43	2,256,054	0.47%	-15.54%	to	-15.67%
2017	0.60%	to	0.75%	5,622	4,805.35	to	470.08	3,198,020	0.45%	12.47%	to	12.30%
2016	0.60%	to	0.75%	5,947	4,272.47	to	418.58	3,002,120	0.62%	24.34%	to	24.16%
Alger Small Cap Growth Portfolio: Class I-2 Shares (AASCO)
2020	0.60%	to	0.75%	47,677	6,359.31	to	612.83	40,651,509	1.07%	66.15%	to	65.90%
2019	0.60%	to	0.75%	54,592	3,827.39	to	369.39	27,579,903	0.00%	28.56%	to	28.37%
2018	0.60%	to	0.75%	58,535	2,977.06	to	287.75	22,890,667	0.00%	0.83%	to	0.67%
2017	0.60%	to	0.75%	63,355	2,952.68	to	285.83	24,641,122	0.00%	27.96%	to	27.77%
2016	0.60%	to	0.75%	70,353	2,307.43	to	223.70	21,220,281	0.00%	5.60%	to	5.45%
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)
2020			0.60%	49			3,077.18	150,782	0.48%			25.13%
2019			0.60%	51			2,459.25	125,421	1.08%			27.65%
2018			0.60%	90			1,926.52	173,387	1.67%			-15.73%
2017	0.60%	to	0.75%	167	2,286.15	to	223.30	311,649	0.78%	30.42%	to	30.23%
2016	0.60%	to	0.75%	122	1,752.86	to	171.47	208,934	1.06%	-6.06%	to	-6.20%
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)
2020	0.60%	to	0.75%	5,503	4,126.44	to	393.12	2,240,731	1.94%	11.14%	to	10.97%
2019	0.60%	to	0.75%	6,046	3,712.84	to	354.25	2,231,358	2.09%	23.21%	to	23.02%
2018	0.60%	to	0.75%	6,292	3,013.48	to	287.95	1,952,843	1.96%	-7.43%	to	-7.57%
2017	0.60%	to	0.75%	6,491	3,255.26	to	311.52	2,188,562	2.38%	19.77%	to	19.59%
2016	0.60%	to	0.75%	6,812	2,717.99	to	260.50	1,917,643	2.38%	12.81%	to	12.64%
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)
2020	0.60%	to	0.75%	9,069	1,756.76	to	171.07	1,757,573	1.44%	8.90%	to	8.74%
2019	0.60%	to	0.75%	6,743	1,613.20	to	157.32	1,255,604	2.28%	8.25%	to	8.09%
2018	0.60%	to	0.75%	6,835	1,490.24	to	145.55	1,141,890	2.82%	-3.40%	to	-3.55%
2017	0.60%	to	0.75%	7,502	1,542.75	to	150.91	1,300,950	2.58%	3.05%	to	2.90%
2016	0.60%	to	0.75%	8,308	1,497.04	to	146.66	1,396,960	1.84%	3.76%	to	3.61%
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)
2020	0.65%	to	0.75%	4,118	379.96	to	374.05	1,554,830	1.80%	0.55%	to	0.45%
2019	0.65%	to	0.75%	4,159	377.86	to	372.36	1,562,103	2.07%	28.31%	to	28.19%
2018	0.65%	to	0.75%	4,269	294.48	to	290.49	1,250,208	1.41%	-13.40%	to	-13.49%
2017	0.65%	to	0.75%	5,124	340.06	to	335.79	1,733,485	1.57%	10.97%	to	10.86%
2016	0.65%	to	0.75%	5,088	306.44	to	302.89	1,551,445	1.71%	22.06%	to	21.94%
American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)
2020			0.60%	58			5,674.54	329,124	0.00%			48.96%
2019			0.60%	61			3,809.49	232,379	0.00%			33.77%
2018			0.60%	40			2,847.70	113,908	0.26%			0.15%
2017			0.60%	37			2,843.37	105,205	0.37%			31.44%
2016			0.60%	38			2,163.29	82,205	0.33%			3.82%

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II (MLVGA2)
2020			0.75%	6,559			234.65	1,539,058	1.13%			19.90%
2019			0.75%	7,422			195.70	1,452,481	1.16%			16.95%
2018			0.75%	7,792			167.33	1,303,862	0.81%			-8.21%
2017			0.75%	7,987			182.31	1,456,096	1.17%			12.90%
2016			0.75%	8,314			161.48	1,342,580	1.12%			3.18%
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)
2020	0.60%	to	0.75%	8,263	4,176.85	to	406.15	3,540,902	0.79%	22.95%	to	22.77%
2019	0.60%	to	0.75%	8,647	3,397.21	to	330.84	3,026,194	1.17%	35.28%	to	35.08%
2018	0.60%	to	0.75%	9,743	2,511.19	to	244.92	2,533,568	1.27%	-7.41%	to	-7.55%
2017	0.60%	to	0.75%	10,625	2,712.23	to	264.93	3,062,316	1.34%	26.57%	to	26.38%
2016	0.60%	to	0.75%	11,177	2,142.83	to	209.62	2,542,378	1.63%	7.26%	to	7.10%
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares (DSC)
2020	0.60%	to	0.75%	1,576	3,438.01	to	334.81	879,777	0.64%	19.18%	to	19.00%
2019	0.60%	to	0.75%	1,645	2,884.84	to	281.36	966,308	0.00%	21.05%	to	20.87%
2018	0.60%	to	0.75%	1,707	2,383.18	to	232.78	804,549	0.00%	-19.56%	to	-19.69%
2017	0.60%	to	0.75%	1,762	2,962.82	to	289.84	1,014,251	0.00%	23.94%	to	23.75%
2016	0.60%	to	0.75%	1,543	2,390.60	to	234.21	764,785	0.00%	16.37%	to	16.20%
BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)
2020	0.60%	to	0.75%	25,534	5,065.48	to	493.30	13,427,141	1.58%	17.30%	to	17.13%
2019	0.60%	to	0.75%	27,522	4,318.32	to	421.17	12,370,434	1.74%	30.40%	to	30.20%
2018	0.60%	to	0.75%	29,094	3,311.62	to	323.47	10,056,803	1.69%	-5.21%	to	-5.35%
2017	0.60%	to	0.75%	30,250	3,493.60	to	341.76	11,100,606	1.72%	20.81%	to	20.63%
2016	0.60%	to	0.75%	31,550	2,891.71	to	283.30	9,558,760	2.00%	11.04%	to	10.87%
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)
2020	0.60%	to	0.75%	22,652	5,744.02	to	554.71	13,095,452	1.07%	9.98%	to	9.81%
2019	0.60%	to	0.75%	23,055	5,223.01	to	505.15	12,222,715	0.88%	21.48%	to	21.30%
2018	0.60%	to	0.75%	24,169	4,299.43	to	416.45	10,672,072	0.82%	-9.52%	to	-9.66%
2017	0.60%	to	0.75%	24,485	4,751.94	to	460.98	12,024,777	0.67%	11.73%	to	11.57%
2016	0.60%	to	0.75%	25,342	4,252.96	to	413.19	11,098,827	0.92%	24.98%	to	24.79%
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)
2020	0.60%	to	0.75%	10,830	1,906.25	to	192.02	2,284,668	2.85%	7.47%	to	7.31%
2019	0.60%	to	0.75%	12,496	1,773.72	to	178.94	2,482,082	2.75%	8.79%	to	8.63%
2018	0.60%	to	0.75%	11,711	1,630.43	to	164.73	2,165,328	3.04%	-1.19%	to	-1.34%
2017	0.60%	to	0.75%	11,806	1,650.07	to	166.97	2,245,614	3.22%	3.41%	to	3.26%
2016	0.60%	to	0.75%	11,776	1,595.59	to	161.70	2,196,112	3.62%	3.20%	to	3.05%
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares (FVU2)
2020	0.65%	to	0.75%	545	108.83	to	108.58	59,092	2.62%	0.28%	to	0.18%
2019	0.65%	to	0.75%	569	108.53	to	108.38	61,795	2.14%	19.45%	to	19.33%
2018	0.60%	to	0.75%	598	908.78	to	90.83	59,227	0.00%	-9.12%	to	-9.17%	****
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)
2020	0.60%	to	0.75%	33,792	5,226.92	to	501.63	27,442,670	1.48%	14.18%	to	14.01%
2019	0.60%	to	0.75%	37,478	4,577.66	to	439.98	26,357,302	1.78%	17.54%	to	17.37%
2018	0.60%	to	0.75%	40,223	3,894.50	to	374.88	23,994,310	1.67%	-5.92%	to	-6.06%
2017	0.60%	to	0.75%	43,461	4,139.53	to	399.07	28,054,538	1.86%	13.42%	to	13.25%
2016	0.60%	to	0.75%	47,539	3,649.62	to	352.37	26,868,964	1.48%	2.46%	to	2.30%
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)
2020	0.60%	to	0.75%	72,098	8,128.26	to	780.07	83,933,761	1.81%	6.06%	to	5.90%
2019	0.60%	to	0.75%	76,936	7,664.11	to	736.63	84,780,744	2.00%	26.68%	to	26.49%
2018	0.60%	to	0.75%	84,012	6,049.94	to	582.36	73,168,957	2.25%	-8.84%	to	-8.98%
2017	0.60%	to	0.75%	93,264	6,636.89	to	639.82	88,853,407	1.68%	12.22%	to	12.05%
2016	0.60%	to	0.75%	102,190	5,914.14	to	571.00	86,168,303	2.30%	17.31%	to	17.14%
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)
2020			0.75%	20,295			348.92	7,081,389	1.75%			5.75%
2019			0.75%	20,212			329.95	6,668,989	1.95%			26.37%
2018			0.75%	21,337			261.09	5,570,945	2.21%			-9.09%
2017			0.75%	21,926			287.19	6,297,029	1.63%			11.96%
2016			0.75%	22,597			256.51	5,796,286	2.26%			17.02%

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)
2020	0.65%	to	0.75%	214	238.49	to	234.79	50,295	1.02%	11.66%	to	11.55%
2019	0.65%	to	0.75%	282	213.58	to	210.47	59,848	1.27%	15.25%	to	15.13%
2018	0.65%	to	0.75%	534	185.32	to	182.81	98,710	1.49%	-4.73%	to	-4.82%
2017	0.65%	to	0.75%	618	194.52	to	192.08	120,016	1.41%	12.26%	to	12.15%
2016	0.65%	to	0.75%	685	173.28	to	171.27	118,286	1.09%	4.60%	to	4.49%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)
2020	0.65%	to	0.75%	8,481	266.02	to	261.89	2,237,572	1.16%	14.17%	to	14.06%
2019	0.65%	to	0.75%	9,622	233.00	to	229.61	2,224,538	2.02%	19.23%	to	19.11%
2018	0.65%	to	0.75%	9,849	195.42	to	192.77	1,910,183	1.42%	-6.59%	to	-6.68%
2017	0.65%	to	0.75%	10,368	209.21	to	206.58	2,154,471	1.50%	15.72%	to	15.60%
2016	0.65%	to	0.75%	10,368	180.79	to	178.69	1,863,819	1.44%	5.36%	to	5.25%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)
2020	0.65%	to	0.75%	16,444	298.53	to	293.89	4,848,802	1.26%	16.00%	to	15.88%
2019	0.65%	to	0.75%	15,232	257.36	to	253.61	3,875,647	1.96%	23.57%	to	23.44%
2018	0.65%	to	0.75%	14,952	208.27	to	205.44	3,081,896	1.52%	-8.48%	to	-8.58%
2017	0.65%	to	0.75%	12,174	227.58	to	224.72	2,742,605	1.41%	20.04%	to	19.92%
2016	0.65%	to	0.75%	10,771	189.59	to	187.39	2,021,618	1.37%	5.83%	to	5.73%
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)
2020	0.60%	to	0.75%	102,405	13,920.3	to	1,335.9	209,888,641	0.07%	43.03%	to	42.82%
2019	0.60%	to	0.75%	113,469	9,732.27	to	935.41	161,871,791	0.26%	33.51%	to	33.31%
2018	0.60%	to	0.75%	123,693	7,289.53	to	701.68	131,386,387	0.25%	-0.77%	to	-0.92%
2017	0.60%	to	0.75%	135,858	7,346.01	to	708.18	144,510,673	0.22%	34.33%	to	34.13%
2016	0.60%	to	0.75%	149,809	5,468.72	to	527.99	117,428,257	0.04%	0.20%	to	0.05%
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)
2020			0.75%	9,779			663.19	6,485,333	0.06%			42.68%
2019			0.75%	10,588			464.82	4,921,542	0.17%			33.18%
2018			0.75%	11,226			349.01	3,918,020	0.15%			-1.02%
2017			0.75%	11,823			352.63	4,169,092	0.13%			34.00%
2016			0.75%	12,796			263.16	3,367,400	0.00%			-0.04%
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)
2020	0.60%	to	0.75%	17,996	3,603.49	to	335.50	9,116,626	4.96%	2.13%	to	1.98%
2019	0.60%	to	0.75%	19,581	3,528.28	to	328.99	9,697,664	5.19%	14.42%	to	14.25%
2018	0.60%	to	0.75%	20,733	3,083.70	to	287.97	8,906,708	5.38%	-3.87%	to	-4.01%
2017	0.60%	to	0.75%	22,713	3,207.74	to	300.00	10,019,538	4.86%	6.30%	to	6.14%
2016	0.60%	to	0.75%	25,530	3,017.74	to	282.65	10,464,729	4.63%	13.92%	to	13.75%
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class (FIGBP)
2020	0.60%	to	0.75%	46,547	3,642.06	to	349.93	22,046,638	2.19%	8.74%	to	8.58%
2019	0.60%	to	0.75%	50,062	3,349.33	to	322.29	21,608,352	2.69%	9.01%	to	8.85%
2018	0.60%	to	0.75%	50,560	3,072.49	to	296.09	20,365,860	2.40%	-1.13%	to	-1.28%
2017	0.60%	to	0.75%	57,432	3,107.57	to	299.92	22,951,960	2.37%	3.59%	to	3.44%
2016	0.60%	to	0.75%	60,701	2,999.73	to	289.95	23,385,639	2.33%	4.12%	to	3.96%
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)
2020			0.75%	9,249			194.91	1,802,751	2.15%			8.44%
2019			0.75%	9,256			179.74	1,663,719	2.61%			8.76%
2018			0.75%	9,436			165.26	1,559,434	2.39%			-1.38%
2017			0.75%	10,077			167.57	1,688,650	2.33%			3.38%
2016			0.75%	10,031			162.09	1,625,952	2.38%			3.85%
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)
2020	0.60%	to	0.75%	13,003	6,494.87	to	632.50	9,878,123	0.55%	17.33%	to	17.16%
2019	0.60%	to	0.75%	15,100	5,535.42	to	539.87	9,750,726	0.79%	22.61%	to	22.43%
2018	0.60%	to	0.75%	16,689	4,514.65	to	440.98	8,831,941	0.56%	-15.15%	to	-15.28%
2017	0.60%	to	0.75%	17,777	5,320.92	to	520.52	11,238,103	0.60%	19.98%	to	19.80%
2016	0.60%	to	0.75%	20,503	4,434.72	to	434.47	10,646,363	0.42%	11.44%	to	11.28%
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)
2020	0.65%	to	0.75%	5,724	101.96	to	100.37	577,521	2.56%	-33.32%	to	-33.38%
2019	0.65%	to	0.75%	5,283	152.89	to	150.67	800,071	1.71%	9.11%	to	9.00%
2018	0.65%	to	0.75%	6,426	140.13	to	138.22	892,516	0.68%	-25.26%	to	-25.33%
2017	0.65%	to	0.75%	7,474	187.48	to	185.12	1,389,262	1.39%	-3.40%	to	-3.50%
2016	0.65%	to	0.75%	7,760	194.08	to	191.83	1,494,099	0.49%	32.64%	to	32.51%

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class (FOP)
2020	0.60%	to	0.75%	60,305	3,889.31	to	373.68	32,545,019	0.44%	14.92%	to	14.75%
2019	0.60%	to	0.75%	65,416	3,384.28	to	325.65	30,651,962	1.73%	27.00%	to	26.81%
2018	0.60%	to	0.75%	70,029	2,664.76	to	256.80	25,722,021	1.55%	-15.32%	to	-15.45%
2017	0.60%	to	0.75%	72,541	3,146.86	to	303.71	31,770,289	1.41%	29.51%	to	29.31%
2016	0.60%	to	0.75%	81,181	2,429.86	to	234.87	27,184,186	1.43%	-5.63%	to	-5.77%
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)
2020			0.75%	12,695			349.25	4,433,681	0.35%			14.63%
2019			0.75%	13,004			304.67	3,961,919	1.68%			26.72%
2018			0.75%	13,276			240.43	3,191,920	1.48%			-15.52%
2017			0.75%	13,071			284.61	3,720,155	1.33%			29.13%
2016			0.75%	14,103			220.40	3,108,309	1.37%			-5.83%
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)
2020	0.60%	to	0.75%	3,749	4,591.12	to	447.10	1,904,914	1.21%	7.53%	to	7.37%
2019	0.60%	to	0.75%	4,247	4,269.54	to	416.41	2,031,226	1.58%	33.49%	to	33.29%
2018	0.60%	to	0.75%	4,427	3,198.45	to	312.42	1,617,288	0.86%	-17.83%	to	-17.95%
2017	0.60%	to	0.75%	4,885	3,892.39	to	380.77	2,229,606	1.29%	18.50%	to	18.32%
2016	0.60%	to	0.75%	6,009	3,284.75	to	321.81	2,318,246	1.04%	8.83%	to	8.66%
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)
2020	0.65%	to	0.75%	7,734	149.65	to	148.65	1,152,070	4.14%	16.43%	to	16.31%
2019	0.65%	to	0.75%	8,476	128.54	to	127.81	1,085,441	0.96%	25.88%	to	25.75%
2018	0.65%	to	0.75%	9,913	102.11	to	101.64	1,009,098	0.88%	-16.34%	to	-16.43%
2017	0.65%	to	0.75%	11,489	122.06	to	121.62	1,398,895	1.01%	39.50%	to	39.36%
2016	0.65%	to	0.75%	13,401	87.50	to	87.27	1,170,633	0.83%	16.68%	to	16.57%
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)
2020			0.75%	431			180.73	77,894	1.50%			10.91%
2019			0.75%	426			162.95	69,418	3.57%			18.96%
2018			0.75%	422			136.98	57,805	3.11%			-10.33%
2017			0.75%	415			152.75	63,393	2.68%			11.14%
2016			0.75%	423			137.44	58,136	4.01%			12.34%
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)
2020	0.65%	to	0.75%	11,685	95.51	to	94.88	1,112,727	8.60%	-5.89%	to	-5.99%
2019	0.65%	to	0.75%	12,266	101.49	to	100.92	1,241,855	7.13%	1.35%	to	1.25%
2018	0.65%	to	0.75%	12,366	100.14	to	99.67	1,235,776	0.00%	1.27%	to	1.17%
2017	0.65%	to	0.75%	12,954	98.88	to	98.52	1,278,817	0.00%	1.27%	to	1.17%
2016	0.65%	to	0.75%	15,365	97.64	to	97.38	1,498,513	0.00%	2.27%	to	2.17%
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 (FTVRDI)
2020	0.60%	to	0.75%	12,179	5,003.62	to	487.28	7,802,478	1.50%	15.53%	to	15.36%
2019	0.60%	to	0.75%	13,684	4,330.92	to	422.40	7,499,625	1.48%	28.81%	to	28.62%
2018	0.60%	to	0.75%	14,621	3,362.26	to	328.42	6,288,460	1.50%	-5.41%	to	-5.56%
2017	0.60%	to	0.75%	15,777	3,554.72	to	347.74	7,331,294	1.73%	20.13%	to	19.95%
2016	0.60%	to	0.75%	16,679	2,959.12	to	289.91	6,477,922	1.61%	15.63%	to	15.46%
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 1 (FTVSVI)
2020	0.60%	to	0.75%	9,867	5,153.60	to	501.88	5,478,195	1.70%	4.78%	to	4.62%
2019	0.60%	to	0.75%	9,849	4,918.64	to	479.72	5,244,678	1.29%	25.97%	to	25.78%
2018	0.60%	to	0.75%	11,024	3,904.72	to	381.40	4,718,554	1.13%	-13.21%	to	-13.34%
2017	0.60%	to	0.75%	11,685	4,499.14	to	440.13	5,869,250	0.73%	10.25%	to	10.09%
2016	0.60%	to	0.75%	12,692	4,080.69	to	399.79	5,756,591	1.03%	29.76%	to	29.56%
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 (TIF)
2020	0.60%	to	0.75%	920	2,566.18	to	249.91	557,456	3.56%	-1.51%	to	-1.66%
2019	0.60%	to	0.75%	1,003	2,605.48	to	254.11	660,512	2.08%	12.16%	to	11.99%
2018	0.60%	to	0.75%	1,196	2,322.96	to	226.90	874,105	3.02%	-15.78%	to	-15.91%
2017	0.60%	to	0.75%	1,344	2,758.15	to	269.82	1,137,879	2.65%	16.32%	to	16.15%
2016	0.60%	to	0.75%	1,743	2,371.14	to	232.30	1,071,371	2.21%	6.85%	to	6.69%

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Invesco - Invesco V.I. American Franchise Fund: Series I Shares (ACEG)
2020	0.60%	to	0.75%	2,149	3,608.66	to	356.20	832,248	0.07%	41.50%	to	41.29%
2019	0.60%	to	0.75%	2,130	2,550.24	to	252.10	574,826	0.00%	35.94%	to	35.73%
2018	0.60%	to	0.75%	2,131	1,876.04	to	185.73	428,703	0.00%	-4.20%	to	-4.35%
2017	0.60%	to	0.75%	2,083	1,958.36	to	194.18	434,944	0.09%	26.58%	to	26.39%
2016	0.60%	to	0.75%	1,611	1,547.11	to	153.63	271,357	0.00%	1.66%	to	1.51%
Invesco - Invesco V.I. Value Opportunities Fund: Series I Shares (AVBVI)
2020			0.60%	104			2,742.82	285,253	0.41%			4.82%
2019			0.60%	109			2,616.59	285,209	0.18%			29.83%
2018			0.60%	114			2,015.34	229,749	0.34%			-19.66%
2017			0.60%	121			2,508.60	303,541	0.46%			16.74%
2016	0.60%	to	0.75%	172	2,148.94	to	210.53	204,853	0.41%	17.63%	to	17.45%
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)
2020	0.60%	to	0.75%	20,692	1,476.74	to	147.53	3,121,838	0.00%	47.67%	to	47.53%
Invesco Oppenheimer V.I. Main Street Fund: Series I (OVGI)
2020	0.60%	to	0.75%	8,169	3,782.34	to	367.79	3,236,788	1.50%	13.26%	to	13.09%
2019	0.60%	to	0.75%	8,452	3,339.49	to	325.21	2,971,797	1.07%	31.29%	to	31.09%
2018	0.60%	to	0.75%	9,057	2,543.58	to	248.08	2,471,781	1.13%	-8.44%	to	-8.58%
2017	0.60%	to	0.75%	11,885	2,778.05	to	271.35	3,485,426	1.05%	16.21%	to	16.04%
2016	0.60%	to	0.75%	16,317	2,390.51	to	233.85	4,058,172	0.99%	10.95%	to	10.79%
Invesco Oppenheimer V.I. Global Fund: Series I (OVGS)
2020	0.60%	to	0.75%	29,098	4,966.83	to	482.96	14,780,304	0.70%	26.87%	to	26.68%
2019	0.60%	to	0.75%	31,612	3,914.76	to	381.24	12,651,745	0.91%	31.00%	to	30.80%
2018	0.60%	to	0.75%	34,302	2,988.39	to	291.46	10,511,903	1.01%	-13.70%	to	-13.83%
2017	0.60%	to	0.75%	34,901	3,462.88	to	338.24	12,469,250	0.93%	35.85%	to	35.65%
2016	0.60%	to	0.75%	37,992	2,549.06	to	249.36	10,093,141	1.06%	-0.52%	to	-0.66%
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I (OVSB)
2020	0.60%	to	0.75%	4,164	1,206.47	to	119.17	518,484	5.98%	2.78%	to	2.63%
2019	0.60%	to	0.75%	3,846	1,173.81	to	116.12	470,269	3.72%	10.14%	to	9.98%
2018	0.60%	to	0.75%	3,996	1,065.73	to	105.59	453,225	4.98%	-4.97%	to	-5.12%
2017	0.60%	to	0.75%	4,203	1,121.50	to	111.28	497,635	2.29%	5.64%	to	5.48%
2016	0.60%	to	0.75%	4,311	1,061.64	to	105.50	485,883	4.97%	5.90%	to	5.74%
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I (OVSC)
2020	0.60%	to	0.75%	1,877	6,151.35	to	599.05	1,210,463	0.66%	19.21%	to	19.03%
2019	0.60%	to	0.75%	1,897	5,160.05	to	503.26	1,030,635	0.20%	25.71%	to	25.53%
2018	0.60%	to	0.75%	2,153	4,104.59	to	400.92	964,259	0.27%	-10.86%	to	-11.00%
2017	0.60%	to	0.75%	4,177	4,604.80	to	450.46	2,003,916	0.74%	13.48%	to	13.31%
2016	0.60%	to	0.75%	2,838	4,057.98	to	397.57	1,241,947	0.52%	17.35%	to	17.17%
Ivy Variable Insurance Portfolios - Asset Strategy: Class II (WRASP)
2020			0.75%	901	216.32			194,907	1.96%			13.03%
2019			0.75%	1,096	191.39			209,765	2.03%			20.87%
2018			0.75%	1,296	158.35			205,218	1.85%			-6.15%
2017			0.75%	1,449	168.72			244,479	1.58%			17.39%
2016			0.75%	1,577	143.73			226,657	0.58%			-3.29%
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS)
2020	0.60%	to	0.75%	6,200	4,145.16	to	403.68	3,455,840	1.51%	13.35%	to	13.18%
2019	0.60%	to	0.75%	6,186	3,657.05	to	356.68	3,130,029	1.66%	21.54%	to	21.36%
2018	0.60%	to	0.75%	6,901	3,008.88	to	293.90	2,811,501	1.77%	-0.17%	to	-0.32%
2017	0.60%	to	0.75%	6,414	3,014.08	to	294.85	2,711,527	1.40%	17.43%	to	17.25%
2016	0.60%	to	0.75%	6,397	2,566.71	to	251.46	2,310,004	1.92%	3.70%	to	3.55%
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)
2020	0.60%	to	0.75%	11,574	7,637.23	to	742.63	9,017,722	0.16%	38.20%	to	38.00%
2019	0.60%	to	0.75%	12,697	5,526.09	to	538.15	7,174,131	0.02%	36.03%	to	35.83%
2018	0.60%	to	0.75%	12,813	4,062.31	to	396.20	5,367,457	1.27%	1.11%	to	0.95%
2017	0.60%	to	0.75%	13,825	4,017.82	to	392.45	5,749,013	0.00%	29.22%	to	29.03%
2016	0.60%	to	0.75%	14,518	3,109.29	to	304.16	4,689,451	0.87%	1.33%	to	1.18%

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)
2020	0.60%	to	0.75%	4,261	9,237.18	to	898.21	4,619,168	0.00%	49.83%	to	49.60%
2019	0.60%	to	0.75%	4,367	6,165.20	to	600.39	3,162,251	0.42%	43.95%	to	43.74%
2018	0.60%	to	0.75%	4,606	4,282.79	to	417.70	2,330,854	1.11%	0.30%	to	0.15%
2017	0.60%	to	0.75%	4,618	4,269.88	to	417.07	2,317,905	0.45%	44.05%	to	43.83%
2016	0.60%	to	0.75%	3,974	2,964.19	to	289.97	1,410,173	0.09%	13.17%	to	13.00%
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)
2020	0.60%	to	0.75%	8,568	3,153.76	to	306.66	3,086,708	1.20%	15.33%	to	15.16%
2019	0.60%	to	0.75%	10,033	2,734.59	to	266.30	3,186,836	1.83%	25.95%	to	25.76%
2018	0.60%	to	0.75%	10,633	2,171.20	to	211.76	2,678,662	1.69%	-15.65%	to	-15.77%
2017	0.60%	to	0.75%	11,471	2,573.93	to	251.41	3,400,253	1.59%	30.02%	to	29.83%
2016	0.60%	to	0.75%	12,518	1,979.58	to	193.65	2,917,030	4.97%	-7.26%	to	-7.40%
MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Initial Class (MV2IGI)
2020	0.60%	to	0.75%	10,706	2,242.92	to	222.36	2,785,888	0.45%	21.79%	to	21.61%
2019	0.60%	to	0.75%	14,363	1,841.58	to	182.85	3,018,951	0.60%	39.12%	to	38.91%
2018	0.60%	to	0.75%	16,218	1,323.78	to	131.63	2,432,563	0.59%	0.20%	to	0.05%
2017	0.60%	to	0.75%	16,413	1,321.10	to	131.56	2,457,336	0.63%	27.60%	to	27.47%
2016	0.60%	to	0.75%	17,028	1,034.87	to	103.21	2,058,222	0.58%	5.39%	to	5.28%
MFS(R) Variable Insurance Trust - MFS Value Series: Initial Class (MVFIC)
2020	0.60%	to	0.75%	5,884	4,605.08	to	448.46	2,953,473	1.57%	2.86%	to	2.70%
2019	0.60%	to	0.75%	6,216	4,477.22	to	436.67	3,099,643	2.15%	29.02%	to	28.83%
2018	0.60%	to	0.75%	6,492	3,470.04	to	338.94	2,621,695	1.53%	-10.63%	to	-10.76%
2017	0.60%	to	0.75%	7,507	3,882.67	to	379.82	3,434,766	1.94%	16.95%	to	16.77%
2016	0.60%	to	0.75%	8,384	3,319.96	to	325.26	3,269,288	2.15%	13.41%	to	13.24%
MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)
2020	0.60%	to	0.75%	3,873	2,854.23	to	280.89	2,131,728	0.81%	19.49%	to	19.31%
2019	0.60%	to	0.75%	3,985	2,388.73	to	235.44	1,837,494	1.50%	24.90%	to	24.71%
2018	0.60%	to	0.75%	4,100	1,912.50	to	188.78	1,525,604	0.93%	-10.27%	to	-10.40%
2017	0.60%	to	0.75%	4,191	2,131.32	to	210.70	1,745,057	1.34%	26.06%	to	25.87%
2016	0.60%	to	0.75%	4,059	1,690.68	to	167.39	1,287,398	1.18%	3.22%	to	3.07%
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)
2020	0.60%	to	0.75%	258	2,903.07	to	282.72	94,756	4.51%	4.91%	to	4.76%
2019	0.60%	to	0.75%	280	2,767.10	to	269.88	98,844	5.47%	13.57%	to	13.40%
2018	0.60%	to	0.75%	317	2,436.51	to	237.99	126,471	5.85%	-7.50%	to	-7.64%
2017	0.60%	to	0.75%	356	2,634.20	to	257.69	166,144	5.47%	9.06%	to	8.89%
2016	0.60%	to	0.75%	401	2,415.47	to	236.65	165,042	5.56%	9.89%	to	9.73%
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I (MSVFI)
2020	0.60%	to	0.75%	4,425	1,909.94	to	186.00	1,125,389	2.78%	7.15%	to	6.99%
2019	0.60%	to	0.75%	3,426	1,782.43	to	173.84	889,393	4.12%	10.22%	to	10.05%
2018	0.60%	to	0.75%	4,103	1,617.20	to	157.96	905,757	2.56%	-1.25%	to	-1.40%
2017	0.60%	to	0.75%	3,880	1,637.65	to	160.20	941,396	3.07%	5.61%	to	5.45%
2016	0.60%	to	0.75%	3,881	1,550.67	to	151.92	937,308	1.91%	5.48%	to	5.32%
Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)
2020	0.60%	to	0.75%	226	3,669.87	to	357.39	388,831	2.84%	-17.35%	to	-17.47%
2019	0.60%	to	0.75%	257	4,440.24	to	433.06	568,116	1.91%	18.23%	to	18.05%
2018	0.60%	to	0.75%	314	3,755.69	to	366.85	589,995	2.82%	-8.27%	to	-8.41%
2017	0.60%	to	0.75%	327	4,094.30	to	400.52	614,455	1.53%	2.49%	to	2.34%
2016	0.60%	to	0.75%	352	3,994.67	to	391.36	635,015	1.38%	6.18%	to	6.02%
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class IV (EIF4)
2020	0.60%	to	0.75%	34,177	3,550.04	to	343.14	15,598,112	1.75%	3.01%	to	2.86%
2019	0.60%	to	0.75%	35,557	3,446.31	to	333.61	16,153,118	1.79%	26.53%	to	26.34%
2018	0.60%	to	0.75%	37,517	2,723.63	to	264.05	14,162,674	1.78%	-7.81%	to	-7.95%
2017	0.60%	to	0.75%	41,090	2,954.45	to	286.86	16,675,652	3.07%	17.28%	to	17.11%
2016	0.60%	to	0.75%	44,926	2,519.07	to	244.95	15,420,627	2.71%	17.19%	to	17.01%
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)
2020			0.75%	3,604			158.80	572,333	2.13%			5.29%
2019			0.75%	3,506			150.83	528,797	2.34%			5.48%
2018			0.75%	3,283			143.00	469,454	2.23%			-0.80%
2017			0.75%	3,372			144.15	486,064	2.14%			1.32%
2016			0.75%	3,259			142.26	463,639	1.84%			-0.01%

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class IV (GBF4)
2020	0.00%	to	0.75%	19,825	7,955.09	to	323.48	10,704,997	2.10%	6.09%	to	5.30%
2019	0.60%	to	0.75%	20,227	3,978.72	to	307.21	10,394,800	2.27%	5.54%	to	5.38%
2018	0.60%	to	0.75%	20,574	3,769.82	to	291.52	10,158,364	5.93%	-0.56%	to	-0.71%
2017	0.00%	to	0.75%	24,214	7,059.44	to	293.60	11,630,219	2.09%	1.48%	to	1.32%
2016	0.00%	to	0.75%	25,298	6,915.28	to	289.77	12,108,128	1.88%	0.14%	to	-0.01%
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)
2020	0.60%	to	0.75%	5,784	4,725.36	to	460.18	3,019,461	1.86%	12.62%	to	12.45%
2019	0.60%	to	0.75%	6,276	4,195.82	to	409.22	2,973,540	2.41%	22.21%	to	22.03%
2018	0.60%	to	0.75%	6,752	3,433.29	to	335.35	2,621,293	0.67%	-17.91%	to	-18.04%
2017	0.60%	to	0.75%	7,424	4,182.51	to	409.15	3,522,885	1.34%	40.66%	to	40.45%
2016	0.60%	to	0.75%	8,479	2,973.53	to	291.32	2,865,935	0.82%	7.07%	to	6.91%
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)
2020			0.75%	1,347			127.28	171,451	1.23%			7.14%
2019			0.75%	1,320			118.80	156,815	2.97%			18.23%
2018			0.75%	1,283			100.48	128,916	1.99%			-15.17%
2017			0.75%	1,343			118.45	159,084	1.77%			26.50%
2016			0.75%	1,253			93.64	117,328	2.19%			0.12%
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II (GVAAA2)
2020			0.75%	4,597			241.35	1,109,477	1.41%			11.16%
2019			0.75%	6,294			217.12	1,366,533	1.76%			19.88%
2018			0.75%	6,319			181.11	1,144,446	1.20%			-5.69%
2017			0.75%	6,150			192.04	1,181,075	1.11%			14.93%
2016			0.75%	6,430			167.10	1,074,435	1.97%			8.19%
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II (GVABD2)
2020			0.75%	2,144			147.13	315,447	2.93%			8.39%
2019			0.75%	1,168			135.74	158,546	1.81%			8.17%
2018			0.75%	1,048			125.49	131,514	2.34%			-1.82%
2017			0.75%	1,069			127.81	136,632	1.19%			2.44%
2016			0.75%	1,328			124.77	165,688	2.46%			1.89%
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II (GVAGG2)
2020			0.75%	6,870			345.51	2,373,650	0.66%			28.96%
2019			0.75%	7,366			267.92	1,973,511	0.66%			33.77%
2018			0.75%	8,092			200.28	1,620,690	0.23%			-10.10%
2017			0.75%	8,214			222.79	1,830,007	0.71%			29.99%
2016			0.75%	8,591			171.39	1,472,413	1.48%			-0.56%
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II (GVAGI2)
2020			0.75%	4,281			256.03	1,096,048	1.65%			12.23%
2019			0.75%	4,811			228.12	1,097,485	1.36%			24.73%
2018			0.75%	4,558			182.89	833,631	1.05%			-2.92%
2017			0.75%	4,337			188.39	817,069	1.41%			21.02%
2016			0.75%	4,516			155.68	703,028	1.23%			10.26%
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II (GVAGR2)
2020			0.75%	5,743			433.40	2,489,016	0.69%			50.36%
2019			0.75%	5,987			288.23	1,725,655	0.37%			29.31%
2018			0.75%	5,870			222.90	1,308,407	0.31%			-1.40%
2017			0.75%	5,969			226.07	1,349,402	0.30%			26.84%
2016			0.75%	5,758			178.22	1,026,219	0.23%			8.25%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)
2020	0.60%	to	0.75%	62,589	3,538.04	to	342.80	22,246,232	0.22%	11.66%	to	11.49%
2019	0.60%	to	0.75%	66,564	3,168.68	to	307.47	21,282,684	2.05%	21.10%	to	20.92%
2018	0.60%	to	0.75%	72,763	2,616.60	to	254.28	19,244,937	1.62%	-8.28%	to	-8.42%
2017	0.60%	to	0.75%	77,030	2,852.85	to	277.66	22,267,908	1.62%	15.98%	to	15.81%
2016	0.60%	to	0.75%	81,799	2,459.73	to	239.76	20,845,469	1.64%	7.83%	to	7.67%

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)
2020	0.60%	to	0.75%	10,572	2,373.48	to	232.57	2,677,027	0.13%	7.90%	to	7.74%
2019	0.60%	to	0.75%	12,529	2,199.64	to	215.86	2,926,366	2.22%	12.80%	to	12.64%
2018	0.60%	to	0.75%	12,448	1,949.97	to	191.65	2,595,582	1.90%	-4.31%	to	-4.46%
2017	0.60%	to	0.75%	12,941	2,037.81	to	200.58	3,012,508	1.85%	8.56%	to	8.40%
2016	0.60%	to	0.75%	13,356	1,877.14	to	185.05	2,866,534	1.92%	5.07%	to	4.92%
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class IV (GVEX4)
2020	0.60%	to	0.75%	119,257	11,235.2	to	1,078.2	182,776,579	1.87%	17.41%	to	17.24%
2019	0.60%	to	0.75%	129,194	9,568.95	to	919.72	167,999,842	2.06%	30.41%	to	30.21%
2018	0.60%	to	0.75%	138,459	7,337.82	to	706.33	137,557,328	1.69%	-5.21%	to	-5.36%
2017	0.60%	to	0.75%	147,729	7,741.47	to	746.31	154,723,953	1.74%	20.81%	to	20.63%
2016	0.60%	to	0.75%	157,892	6,408.14	to	618.70	137,249,218	1.82%	10.93%	to	10.76%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)
2020	0.60%	to	0.75%	15,732	3,927.76	to	379.35	6,043,505	0.22%	12.14%	to	11.97%
2019	0.60%	to	0.75%	16,214	3,502.50	to	338.79	5,562,809	2.02%	22.99%	to	22.81%
2018	0.60%	to	0.75%	17,096	2,847.76	to	275.87	4,780,495	1.51%	-9.40%	to	-9.54%
2017	0.60%	to	0.75%	18,739	3,143.31	to	304.96	5,787,934	1.60%	17.72%	to	17.55%
2016	0.60%	to	0.75%	19,381	2,670.10	to	259.44	5,090,393	1.76%	8.81%	to	8.65%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)
2020	0.60%	to	0.75%	6,856	1,873.70	to	184.18	1,361,645	0.12%	6.08%	to	5.92%
2019	0.60%	to	0.75%	5,662	1,766.36	to	173.89	1,064,196	2.13%	8.88%	to	8.71%
2018	0.60%	to	0.75%	5,921	1,622.34	to	159.95	1,021,570	1.97%	-2.39%	to	-2.54%
2017	0.60%	to	0.75%	6,500	1,662.13	to	164.12	1,144,413	1.80%	5.05%	to	4.90%
2016	0.60%	to	0.75%	7,526	1,582.20	to	156.46	1,251,820	2.03%	3.64%	to	3.49%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)
2020	0.00%	to	0.75%	81,465	5,361.32	to	283.89	39,377,162	0.14%	10.34%	to	9.52%
2019	0.60%	to	0.75%	85,531	2,654.57	to	259.22	37,923,049	2.19%	17.04%	to	16.87%
2018	0.60%	to	0.75%	89,962	2,268.08	to	221.81	34,285,180	1.79%	-6.25%	to	-6.39%
2017	0.00%	to	0.75%	99,549	4,374.97	to	236.94	39,686,197	1.75%	12.25%	to	12.09%
2016	0.00%	to	0.75%	106,593	3,874.19	to	211.40	37,884,122	1.85%	6.50%	to	6.34%
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I (HIBF)
2020	0.60%	to	0.75%	4,144	2,797.64	to	272.45	1,266,149	5.01%	5.38%	to	5.22%
2019	0.60%	to	0.75%	4,810	2,654.78	to	258.92	1,382,582	5.65%	14.05%	to	13.88%
2018	0.60%	to	0.75%	5,289	2,327.66	to	227.36	1,295,398	5.72%	-3.58%	to	-3.73%
2017	0.60%	to	0.75%	5,765	2,414.14	to	236.16	1,473,450	5.45%	6.12%	to	5.96%
2016	0.60%	to	0.75%	6,088	2,274.92	to	222.88	1,504,093	5.67%	13.48%	to	13.31%
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)
2020	0.60%	to	0.75%	8,810	5,687.46	to	553.87	5,790,798	1.19%	12.44%	to	12.27%
2019	0.60%	to	0.75%	9,596	5,058.30	to	493.34	5,654,242	1.33%	24.90%	to	24.71%
2018	0.60%	to	0.75%	9,892	4,049.89	to	395.58	4,711,459	1.33%	-11.92%	to	-12.05%
2017	0.60%	to	0.75%	10,315	4,597.81	to	449.78	5,471,968	1.11%	15.09%	to	14.92%
2016	0.60%	to	0.75%	10,592	3,995.04	to	391.40	4,669,181	1.24%	19.57%	to	19.39%
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I (MSBF)
2020	0.60%	to	0.75%	4,682	1,967.29	to	191.58	991,439	2.94%	3.44%	to	3.28%
2019	0.60%	to	0.75%	6,126	1,901.91	to	185.50	1,252,656	5.03%	8.52%	to	8.35%
2018	0.60%	to	0.75%	5,882	1,752.66	to	171.20	1,163,417	2.69%	-2.93%	to	-3.08%
2017	0.60%	to	0.75%	6,570	1,805.61	to	176.63	1,373,831	4.71%	5.70%	to	5.54%
2016	0.60%	to	0.75%	6,781	1,708.29	to	167.36	1,371,937	3.18%	8.00%	to	7.84%
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)
2020	0.60%	to	0.75%	12,443	3,349.42	to	329.13	4,482,847	1.59%	0.89%	to	0.73%
2019	0.60%	to	0.75%	17,607	3,320.01	to	326.73	6,330,406	2.69%	26.19%	to	26.00%
2018	0.60%	to	0.75%	18,628	2,630.88	to	259.30	5,344,148	1.42%	-9.89%	to	-10.03%
2017	0.60%	to	0.75%	20,390	2,919.75	to	288.21	6,478,308	1.70%	8.03%	to	7.87%
2016	0.60%	to	0.75%	23,162	2,702.80	to	267.19	6,831,912	2.39%	19.72%	to	19.54%
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)
2020	0.60%	to	0.75%	31,708	1,183.37	to	118.28	4,153,575	1.38%	18.34%	to	18.28%	****

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)
2020	0.65%	to	0.75%	2,164	160.03	to	158.02	344,057	2.90%	6.32%	to	6.21%
2019	0.65%	to	0.75%	1,657	150.52	to	148.78	247,726	2.99%	8.24%	to	8.13%
2018	0.65%	to	0.75%	1,720	139.07	to	137.59	237,779	3.08%	-1.07%	to	-1.17%
2017	0.65%	to	0.75%	1,800	140.57	to	139.22	251,682	2.68%	3.72%	to	3.62%
2016	0.65%	to	0.75%	2,177	135.52	to	134.36	293,810	2.95%	4.67%	to	4.56%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class I (NVCCA1)
2020			0.75%	271			195.97	53,107	0.99%			10.84%
2019			0.75%	280			176.81	49,506	3.00%			19.32%
2018			0.75%	275			148.18	40,750	2.21%			-8.73%
2017			0.75%	270			162.36	43,838	1.76%			15.15%
2016			0.75%	279			141.01	39,340	2.78%			6.52%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class I (NVCCN1)
2020			0.75%	55			153.68	8,452	0.24%			6.89%
2019			0.75%	60			143.78	8,627	2.60%			9.95%
2018			0.75%	64			130.77	8,369	2.33%			-3.24%
2017			0.75%	67			135.15	9,055	2.19%			5.56%
2016			0.75%	68			128.03	8,706	2.57%			4.03%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class I (NVCMA1)
2020			0.75%	732			200.61	146,844	1.14%			11.52%
2019			0.75%	787			179.88	141,569	2.89%			21.41%
2018			0.75%	1,019			148.16	150,980	2.09%			-10.07%
2017			0.75%	1,236			164.75	203,636	1.61%			17.28%
2016			0.75%	1,300			140.48	182,630	2.50%			6.89%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class I (NVCMC1)
2020			0.75%	27			171.55	4,632	0.57%			8.34%
2019			0.75%	27			158.35	4,275	2.79%			13.42%
2018			0.75%	27			139.61	3,770	2.37%			-5.39%
2017			0.75%	27			147.57	3,984	1.38%			9.26%
2016			0.75%	46			135.07	6,213	2.79%			5.21%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class I (NVCMD1)
2020			0.75%	1,811			188.05	340,559	0.69%			9.94%
2019			0.75%	2,737			171.04	468,150	2.95%			17.44%
2018			0.75%	2,500			145.65	364,122	2.28%			-7.76%
2017			0.75%	2,338			157.91	369,190	1.97%			13.20%
2016			0.75%	2,162			139.49	301,575	2.76%			6.02%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class I (NVCRA1)
2020			0.75%	2,533			204.83	518,827	1.15%			11.90%
2019			0.75%	2,523			183.05	461,834	2.89%			23.22%
2018			0.75%	2,884			148.56	428,437	1.94%			-11.39%
2017			0.75%	2,978			167.66	499,286	1.34%			19.10%
2016			0.75%	3,289			140.77	462,998	2.50%			7.52%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class I (NVCRB1)
2020			0.75%	130			179.10	23,283	0.70%			8.89%
2019			0.75%	124			164.47	20,395	2.78%			15.43%
2018			0.75%	116			142.49	16,529	2.40%			-6.75%
2017			0.75%	114			152.81	17,420	1.73%			11.17%
2016			0.75%	104			137.45	14,295	3.13%			5.49%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)
2020			0.75%	209			217.09	45,372	0.16%			8.59%
2019			0.75%	513			199.92	102,559	2.18%			14.48%
2018			0.75%	526			174.63	91,858	3.71%			-5.56%
2017			0.75%	114			184.92	21,081	1.91%			10.30%
2016			0.75%	112			167.65	18,777	1.86%			5.51%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)
2020			0.75%	56			269.81	15,109	0.18%			10.78%
2019			0.75%	59			243.54	14,369	2.20%			19.04%
2018			0.75%	58			204.58	11,866	1.63%			-7.17%
2017			0.75%	63			220.39	13,884	1.71%			13.95%
2016			0.75%	63			193.40	12,184	1.91%			6.94%

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)
2020	0.65%	to	0.75%	2,232	121.27	to	119.74	269,944	0.96%	6.99%	to	6.88%
2019	0.65%	to	0.75%	2,415	113.35	to	112.03	273,059	2.32%	18.14%	to	18.02%
2018	0.65%	to	0.75%	2,753	95.94	to	94.92	263,535	1.77%	-15.36%	to	-15.44%
2017	0.65%	to	0.75%	3,253	113.35	to	112.26	367,721	1.56%	26.25%	to	26.13%
2016	0.65%	to	0.75%	3,186	89.78	to	89.01	285,257	1.90%	-0.02%	to	-0.12%
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class I (NVLCP1)
2020			0.75%	177			171.84	30,416	5.67%			8.49%
2019			0.75%	34			158.40	5,385	3.31%			9.06%
2018			0.75%	32			145.23	4,647	2.44%			-1.95%
2017			0.75%	53			148.12	7,850	1.65%			3.17%
2016			0.75%	139			143.57	19,956	3.20%			2.93%
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I (NVMIG1)
2020	0.65%	to	0.75%	8,483	193.04	to	191.75	1,629,951	1.06%	50.06%	to	49.91%
2019	0.65%	to	0.75%	10,318	128.63	to	127.91	1,322,776	1.23%	32.29%	to	32.15%
2018	0.65%	to	0.75%	11,279	97.24	to	96.79	1,093,665	1.08%	-17.00%	to	-17.08%
2017	0.65%	to	0.75%	11,863	117.16	to	116.73	1,386,994	1.22%	24.96%	to	24.84%
2016	0.65%	to	0.75%	13,348	93.76	to	93.51	1,249,589	1.46%	-2.75%	to	-2.85%
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)
2020	0.60%	to	0.75%	105,694	1,176.72	to	117.64	18,631,544	0.00%	17.67%	to	17.64%
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)
2020	0.60%	to	0.75%	16,583	3,937.03	to	330.36	5,617,941	0.00%	29.31%	to	29.12%
2019	0.60%	to	0.75%	17,861	3,044.56	to	255.86	4,707,113	4.19%	29.75%	to	29.55%
2018	0.60%	to	0.75%	18,669	2,346.50	to	197.49	3,813,681	0.08%	-3.66%	to	-3.80%
2017	0.60%	to	0.75%	22,190	2,435.64	to	205.30	4,739,017	0.36%	29.43%	to	29.23%
2016	0.60%	to	0.75%	24,147	1,881.87	to	158.86	4,008,742	0.85%	1.58%	to	1.43%
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I (NVMMG1)
2020	0.60%	to	0.75%	130,524	6,520.45	to	408.93	84,163,853	0.00%	59.94%	to	59.70%
2019	0.60%	to	0.75%	149,392	4,076.89	to	256.06	59,219,476	0.00%	36.43%	to	36.23%
2018	0.60%	to	0.75%	162,306	2,988.20	to	187.97	46,982,938	0.00%	-7.41%	to	-7.55%
2017	0.60%	to	0.75%	173,895	3,227.39	to	203.32	54,864,593	0.00%	26.98%	to	26.79%
2016	0.60%	to	0.75%	190,376	2,541.74	to	160.36	47,110,732	0.00%	5.83%	to	5.67%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)
2020	0.65%	to	0.75%	18,663	242.27	to	239.22	4,483,155	2.10%	-1.78%	to	-1.88%
2019	0.65%	to	0.75%	18,667	246.68	to	243.82	4,569,233	2.22%	23.04%	to	22.92%
2018	0.65%	to	0.75%	20,562	200.48	to	198.35	4,092,811	1.07%	-13.72%	to	-13.81%
2017	0.65%	to	0.75%	21,929	232.36	to	230.13	5,062,727	1.11%	13.10%	to	12.99%
2016	0.65%	to	0.75%	23,616	205.44	to	203.67	4,823,739	1.29%	16.83%	to	16.72%
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I (NVNMO1)
2020	0.60%	to	0.75%	50,119	2,615.13	to	256.59	17,320,700	0.43%	12.87%	to	12.70%
2019	0.60%	to	0.75%	54,132	2,316.92	to	227.67	16,580,094	0.65%	27.31%	to	27.11%
2018	0.60%	to	0.75%	59,925	1,819.97	to	179.11	14,274,351	0.56%	-5.34%	to	-5.48%
2017	0.60%	to	0.75%	64,215	1,922.60	to	189.49	16,248,415	0.53%	24.11%	to	23.92%
2016	0.60%	to	0.75%	69,314	1,549.12	to	152.91	14,099,547	0.81%	12.92%	to	12.76%
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II (NVNSR2)
2020	0.65%	to	0.75%	823	265.63	to	262.28	216,006	0.79%	12.60%	to	12.49%
2019	0.65%	to	0.75%	826	235.90	to	233.16	192,710	0.74%	25.23%	to	25.10%
2018	0.65%	to	0.75%	897	188.37	to	186.37	167,487	0.58%	-6.49%	to	-6.58%
2017	0.65%	to	0.75%	955	201.44	to	199.50	190,760	0.55%	17.60%	to	17.48%
2016	0.65%	to	0.75%	974	171.29	to	169.82	165,582	0.71%	9.40%	to	9.29%
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)
2020	0.60%	to	0.75%	227,712	5,121.24	to	503.24	153,533,044	1.34%	18.19%	to	18.01%
2019	0.60%	to	0.75%	245,073	4,333.20	to	426.44	141,180,033	1.72%	36.79%	to	36.59%
2018	0.60%	to	0.75%	267,986	3,167.72	to	312.21	113,509,125	0.85%	-1.87%	to	-2.01%
2017	0.60%	to	0.75%	303,489	3,227.97	to	318.63	129,444,477	0.48%	26.55%	to	26.36%
2016	0.60%	to	0.75%	336,505	2,550.69	to	252.15	112,751,979	0.78%	3.01%	to	2.86%

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)
2020	0.65%	to	0.75%	18,481	186.48	to	184.13	3,413,944	1.48%	-6.00%	to	-6.09%
2019	0.65%	to	0.75%	20,964	198.38	to	196.08	4,124,610	1.71%	29.86%	to	29.73%
2018	0.65%	to	0.75%	22,724	152.77	to	151.15	3,445,671	1.79%	-4.55%	to	-4.64%
2017	0.65%	to	0.75%	25,775	160.05	to	158.51	4,096,469	2.17%	5.81%	to	5.70%
2016	0.65%	to	0.75%	28,267	151.26	to	149.95	4,249,736	2.09%	6.65%	to	6.55%
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)
2020	0.65%	to	0.75%	6,159	118.66	to	117.17	725,431	1.66%	2.17%	to	2.06%
2019	0.65%	to	0.75%	5,927	116.15	to	114.80	683,981	2.30%	3.41%	to	3.31%
2018	0.65%	to	0.75%	5,440	112.31	to	111.12	606,992	2.14%	0.16%	to	0.06%
2017	0.65%	to	0.75%	6,943	112.13	to	111.05	773,678	1.40%	0.92%	to	0.82%
2016	0.65%	to	0.75%	8,761	111.10	to	110.15	969,069	1.52%	1.83%	to	1.73%
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)
2020	0.60%	to	0.75%	1,153	1,388.48	to	174.48	416,365	1.34%	4.55%	to	4.39%
2019	0.60%	to	0.75%	1,107	1,328.05	to	167.14	232,865	2.28%	11.81%	to	11.65%
2018	0.60%	to	0.75%	1,192	1,187.73	to	149.70	223,139	1.77%	-16.20%	to	-16.32%
2017	0.60%	to	0.75%	1,497	1,417.28	to	178.91	319,753	2.05%	21.99%	to	21.80%
2016	0.60%	to	0.75%	1,475	1,161.84	to	146.88	255,527	2.06%	0.51%	to	0.36%
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class IV (SAM4)
2020	0.00%	to	0.75%	115,975	3,425.66	to	160.35	25,736,856	0.22%	0.24%	to	-0.51%
2019	0.60%	to	0.75%	92,961	2,262.49	to	161.17	20,211,381	4.57%	1.17%	to	1.02%
2018	0.60%	to	0.75%	101,245	2,236.31	to	159.54	22,780,893	1.33%	0.78%	to	0.63%
2017	0.00%	to	0.75%	110,726	3,311.48	to	158.55	24,643,118	0.41%	-0.18%	to	-0.33%
2016	0.00%	to	0.75%	132,010	3,297.52	to	159.07	29,579,931	0.01%	-0.59%	to	-0.74%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class IV (SCF4)
2020	0.60%	to	0.75%	31,702	4,595.41	to	444.18	19,414,011	0.02%	21.98%	to	21.80%
2019	0.60%	to	0.75%	35,473	3,767.25	to	364.68	17,595,636	0.08%	24.94%	to	24.75%
2018	0.60%	to	0.75%	38,347	3,015.29	to	292.32	15,199,539	0.02%	-13.17%	to	-13.30%
2017	0.60%	to	0.75%	40,496	3,472.60	to	337.17	18,638,782	0.00%	12.82%	to	12.66%
2016	0.60%	to	0.75%	43,285	3,077.90	to	299.29	17,735,234	0.33%	22.06%	to	21.87%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)
2020	0.60%	to	0.75%	4,674	5,421.26	to	527.95	2,870,563	0.00%	40.05%	to	39.84%
2019	0.60%	to	0.75%	4,934	3,871.08	to	377.55	2,157,953	0.00%	34.90%	to	34.70%
2018	0.60%	to	0.75%	5,550	2,869.58	to	280.29	1,784,857	0.00%	-8.49%	to	-8.63%
2017	0.60%	to	0.75%	6,123	3,135.92	to	306.77	2,137,528	0.00%	24.18%	to	23.99%
2016	0.60%	to	0.75%	6,681	2,525.31	to	247.41	1,857,568	0.00%	7.66%	to	7.50%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class IV (SCVF4)
2020	0.60%	to	0.75%	37,279	3,796.82	to	366.99	17,534,857	0.08%	4.52%	to	4.37%
2019	0.60%	to	0.75%	38,578	3,632.48	to	351.63	17,752,866	1.07%	18.29%	to	18.12%
2018	0.60%	to	0.75%	40,989	3,070.76	to	297.70	16,144,492	0.69%	-17.45%	to	-17.57%
2017	0.60%	to	0.75%	42,537	3,719.85	to	361.17	20,410,261	0.50%	8.42%	to	8.25%
2016	0.60%	to	0.75%	45,570	3,431.12	to	333.64	20,310,052	0.65%	25.28%	to	25.09%
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class IV (TRF4)
2020	0.00%	to	0.75%	43,665	26,812.5	to	857.07	138,135,708	1.15%	10.32%	to	9.49%
2019	0.60%	to	0.75%	46,873	14,725.6	to	782.76	134,454,658	3.09%	28.57%	to	28.38%
2018	0.60%	to	0.75%	50,288	11,453.5	to	609.74	110,855,828	1.09%	-0.60%	to	-0.75%
2017	0.00%	to	0.75%	53,998	18,791.1	to	614.36	119,428,087	1.03%	19.82%	to	19.64%
2016	0.00%	to	0.75%	58,148	15,589.2	to	513.50	105,888,697	1.43%	10.73%	to	10.57%
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)
2020	0.60%	to	0.75%	40	7,377.30	to	718.43	201,868	0.00%	39.14%	to	38.93%
2019	0.60%	to	0.75%	48	5,301.94	to	517.10	163,064	0.00%	31.95%	to	31.76%
2018	0.60%	to	0.75%	55	4,018.03	to	392.47	137,604	0.00%	-6.97%	to	-7.11%
2017	0.60%	to	0.75%	106	4,318.96	to	422.50	177,265	0.00%	24.54%	to	24.36%
2016	0.60%	to	0.75%	152	3,467.89	to	339.75	161,127	0.00%	3.77%	to	3.62%
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)
2020	0.60%	to	0.75%	3,216	2,088.56	to	207.25	793,613	0.00%	38.87%	to	38.67%
2019	0.60%	to	0.75%	3,291	1,503.92	to	149.46	609,140	0.00%	31.69%	to	31.49%
2018	0.60%	to	0.75%	3,410	1,142.03	to	113.66	517,664	0.00%	-7.12%	to	-7.26%
2017	0.60%	to	0.75%	3,988	1,229.57	to	122.56	609,770	0.00%	23.82%	to	23.63%
2016	0.60%	to	0.75%	4,464	993.04	to	99.13	525,829	0.00%	3.54%	to	3.39%

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)
2020	0.60%	to	0.75%	2,203	4,839.05	to	471.25	4,062,662	0.62%	18.85%	to	18.67%
2019	0.60%	to	0.75%	2,295	4,071.66	to	397.11	3,614,291	0.59%	25.13%	to	24.94%
2018	0.60%	to	0.75%	1,746	3,253.90	to	317.83	729,071	0.48%	-6.29%	to	-6.43%
2017	0.60%	to	0.75%	1,875	3,472.41	to	339.69	857,206	0.53%	17.72%	to	17.55%
2016	0.60%	to	0.75%	2,032	2,949.65	to	288.98	782,357	0.70%	9.21%	to	9.04%
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)
2020	0.60%	to	0.75%	23,503	1,922.88	to	184.75	5,685,995	2.27%	2.84%	to	2.68%
2019	0.60%	to	0.75%	23,565	1,869.80	to	179.92	5,764,338	1.94%	3.07%	to	2.91%
2018	0.60%	to	0.75%	24,363	1,814.17	to	174.83	5,781,426	1.60%	0.41%	to	0.26%
2017	0.60%	to	0.75%	27,849	1,806.70	to	174.37	6,542,074	1.39%	0.29%	to	0.14%
2016	0.60%	to	0.75%	29,493	1,801.49	to	174.13	7,215,219	1.19%	0.62%	to	0.46%
PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Administrative Class (PMVFBA)
2020			0.75%	354			142.77	50,539	6.29%			9.94%
2019			0.75%	658			129.86	85,445	2.00%			6.22%
2018			0.75%	680			122.25	83,130	4.53%			-4.70%
2017			0.75%	825			128.28	105,830	1.43%			10.02%
2016			0.75%	1,079			116.60	125,812	1.21%			2.24%
PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)
2020			0.75%	3,844			127.26	489,182	1.21%			2.22%
2019			0.75%	4,178			124.50	520,142	2.77%			3.25%
2018			0.75%	4,504			120.58	543,092	1.91%			-0.42%
2017			0.75%	5,200			121.09	629,657	1.29%			0.60%
2016			0.75%	2,881			120.37	346,790	1.48%			0.65%
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)
2020	0.60%	to	0.75%	7,327	1,353.80	to	133.42	1,376,161	2.04%	7.99%	to	7.82%
2019	0.60%	to	0.75%	3,656	1,253.67	to	123.74	805,432	3.03%	7.70%	to	7.54%
2018	0.60%	to	0.75%	3,170	1,163.99	to	115.06	708,620	2.55%	-1.14%	to	-1.29%
2017	0.60%	to	0.75%	3,308	1,177.36	to	116.56	693,970	2.03%	4.29%	to	4.14%
2016	0.60%	to	0.75%	4,127	1,128.89	to	111.93	778,862	2.09%	2.07%	to	1.92%
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB (PVEIB)
2020	0.60%	to	0.75%	3,043	1,403.37	to	139.57	426,516	1.65%	5.17%	to	5.01%
2019	0.60%	to	0.75%	3,047	1,334.38	to	132.91	449,803	2.05%	29.62%	to	29.43%
2018	0.60%	to	0.75%	3,416	1,029.43	to	102.69	392,819	0.73%	-9.04%	to	-9.18%
2017	0.60%	to	0.75%	3,062	1,131.72	to	113.06	401,281	0.00%	13.17%	to	13.06%	****
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)
2020	0.60%	to	0.75%	1,949	2,515.66	to	250.02	590,404	0.04%	37.88%	to	37.67%
2019	0.60%	to	0.75%	1,929	1,824.55	to	181.60	428,332	0.13%	35.92%	to	35.72%
2018	0.60%	to	0.75%	1,992	1,342.32	to	133.81	342,996	0.00%	1.76%	to	1.61%
2017	0.60%	to	0.75%	2,598	1,319.05	to	131.68	420,661	0.10%	30.12%	to	29.93%
2016	0.60%	to	0.75%	3,009	1,013.70	to	101.35	367,024	0.00%	1.37%	to	1.35%	****
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)
2020	0.60%	to	0.75%	121	2,708.32	to	263.75	81,148	1.63%	11.42%	to	11.26%
2019	0.60%	to	0.75%	130	2,430.62	to	237.06	79,387	1.38%	24.40%	to	24.22%
2018	0.60%	to	0.75%	139	1,953.81	to	190.84	65,375	1.43%	-19.60%	to	-19.72%
2017	0.60%	to	0.75%	155	2,430.11	to	237.72	89,777	2.18%	25.82%	to	25.64%
2016	0.60%	to	0.75%	164	1,931.34	to	189.22	74,830	3.63%	-3.04%	to	-3.18%
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)
2020	0.65%	to	0.75%	5,869	607.67	to	601.23	3,550,844	0.00%	28.43%	to	28.30%
2019	0.65%	to	0.75%	7,422	473.15	to	468.60	3,494,373	0.00%	27.80%	to	27.67%
2018	0.65%	to	0.75%	7,929	370.24	to	367.04	2,923,050	0.00%	0.20%	to	0.10%
2017	0.65%	to	0.75%	7,932	369.49	to	366.68	2,919,886	0.00%	26.48%	to	26.36%
2016	0.65%	to	0.75%	7,679	292.13	to	290.19	2,236,468	0.00%	-11.29%	to	-11.38%

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
VanEck VIP Trust - Emerging Markets Bond Fund: Initial Class (VWBF)
2020	0.60%	to	0.75%	6,545	2,828.73	to	271.78	2,730,299	7.20%	8.27%	to	8.11%
2019	0.60%	to	0.75%	7,261	2,612.64	to	251.40	2,841,599	0.34%	11.94%	to	11.77%
2018	0.60%	to	0.75%	8,018	2,333.91	to	224.92	2,837,133	7.68%	-6.70%	to	-6.84%
2017	0.60%	to	0.75%	9,985	2,501.56	to	241.44	3,604,666	2.33%	11.57%	to	11.41%
2016	0.60%	to	0.75%	11,036	2,242.05	to	216.71	3,594,285	0.00%	5.79%	to	5.63%
VanEck VIP Trust - Emerging Markets Fund: Initial Class (VWEM)
2020	0.60%	to	0.75%	29,028	4,903.51	to	472.54	20,349,004	2.05%	16.55%	to	16.37%
2019	0.60%	to	0.75%	31,302	4,207.27	to	406.05	18,980,182	0.46%	29.81%	to	29.62%
2018	0.60%	to	0.75%	33,828	3,240.99	to	313.26	15,803,812	0.30%	-23.95%	to	-24.06%
2017	0.60%	to	0.75%	35,218	4,261.44	to	412.52	22,137,728	0.43%	50.13%	to	49.91%
2016	0.60%	to	0.75%	39,108	2,838.44	to	275.18	16,372,640	0.47%	-0.49%	to	-0.64%
VanEck VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
2020	0.60%	to	0.75%	8,844	3,402.93	to	326.95	4,364,558	0.94%	18.40%	to	18.22%
2019	0.60%	to	0.75%	9,241	2,874.11	to	276.55	3,959,201	0.00%	11.20%	to	11.03%
2018	0.60%	to	0.75%	10,117	2,584.65	to	249.07	3,895,718	0.00%	-28.71%	to	-28.82%
2017	0.60%	to	0.75%	10,706	3,625.47	to	349.90	5,747,374	0.00%	-2.28%	to	-2.43%
2016	0.60%	to	0.75%	12,527	3,710.23	to	358.62	6,855,551	0.40%	42.85%	to	42.64%
Vanguard Variable Insurance Fund - Equity Income Portfolio (VVEI)
2020			0.95%	8,953			417.45	3,737,432	2.79%			2.27%
2019			0.95%	9,231			408.18	3,767,875	2.46%			23.25%
2018			0.95%	9,671			331.17	3,202,766	2.31%			-6.86%
2017			0.95%	9,953			355.56	3,538,895	2.48%			17.13%
2016			0.95%	10,245			303.55	3,109,893	2.64%			13.98%
Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)
2020			0.95%	9,696			179.83	1,743,630	2.51%			6.56%
2019			0.95%	9,285			168.75	1,566,863	2.49%			7.65%
2018			0.95%	8,875			156.76	1,391,288	2.29%			-1.08%
2017			0.95%	9,399			158.47	1,489,497	2.36%			2.51%
2016			0.95%	9,071			154.60	1,402,380	2.32%			1.50%
Vanguard Variable Insurance Fund - High Yield Bond Portfolio (VVHYB)
2020			0.95%	7,265			269.29	1,956,407	5.53%			4.67%
2019			0.95%	6,910			257.27	1,777,734	6.02%			14.58%
2018			0.95%	6,932			224.53	1,556,444	4.68%			-3.66%
2017			0.95%	7,192			233.05	1,676,093	4.35%			6.00%
2016			0.95%	7,093			219.87	1,559,511	5.72%			10.30%
Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)
2020			0.95%	12,785			589.88	7,541,612	1.47%			16.96%
2019			0.95%	13,068			504.36	6,591,033	1.49%			29.64%
2018			0.95%	13,813			389.06	5,374,147	1.21%			-10.19%
2017			0.95%	13,965			433.22	6,049,879	1.19%			17.96%
2016			0.95%	14,682			367.27	5,392,193	1.39%			10.07%
Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)
2020	0.60%	to	0.75%	276	4,104.98	to	397.96	1,118,146	0.00%	61.68%	to	61.44%
2019	0.60%	to	0.75%	301	2,538.98	to	246.51	755,310	0.00%	38.19%	to	37.98%
2018	0.60%	to	0.75%	329	1,837.33	to	178.66	596,188	0.00%	-7.62%	to	-7.76%
2017	0.60%	to	0.75%	1,133	1,988.92	to	193.69	820,850	0.00%	28.36%	to	28.17%
2016	0.60%	to	0.75%	1,181	1,549.49	to	151.12	701,465	0.00%	7.00%	to	6.84%
Wells Fargo Variable Trust - VT Opportunity Fund: Class 2 (SVOF)
2020	0.60%	to	0.75%	210	4,335.79	to	420.34	362,352	0.44%	20.28%	to	20.10%
2019	0.60%	to	0.75%	236	3,604.70	to	349.99	329,956	0.28%	30.68%	to	30.48%
2018	0.60%	to	0.75%	317	2,758.45	to	268.22	368,913	0.19%	-7.70%	to	-7.84%
2017	0.60%	to	0.75%	345	2,988.70	to	291.05	448,410	0.66%	19.72%	to	19.54%
2016	0.60%	to	0.75%	399	2,496.42	to	243.48	426,076	2.01%	11.56%	to	11.39%
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)
2020			0.75%	417			611.31	254,916	0.00%	56.61%
2019			0.75%	332			390.35	129,596	0.00%	23.90%
2018			0.75%	687			315.06	216,447	0.00%	0.55%
2017			0.75%	383			313.34	120,011	0.00%	24.92%
2016			0.75%	569			250.83	142,725	0.00%			6.94%

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

*

This represents the annual contract expense rate of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to policyholder accounts through the surrender of units.

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the policyholder accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the total return for the period. The total returns do not include any expenses assessed through the surrender of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded during the period presented.

****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.

NATIONWIDE LIFE INSURANCE COMPANY

FOR THE YEAR ENDED DECEMBER 31, 2020

Independent Auditors’ Report

Audit Committee of the Board of Directors Nationwide Life Insurance Company:

We have audited the accompanying financial statements of Nationwide Life Insurance Company (the Company), which comprise the statutory statements of admitted assets, liabilities, capital and surplus as of December 31, 2020 and 2019, and the related statutory statements of operations, changes in capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2020, and the related notes to the statutory financial statements (“statutory financial statements”).

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in accordance with statutory accounting practices prescribed or permitted by the Ohio Department of Insurance (the Department). Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditors’ judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company using statutory accounting practices prescribed or permitted by the Department, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles.

The effects on the financial statements of the variances between the statutory accounting practices described in Note 2 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the variances between statutory accounting practices and U.S. generally accepted accounting principles discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles paragraph, the financial statements referred to above do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2020 and 2019, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 2020.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, capital and surplus of the Company as of December 31, 2020 and 2019, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2020, in accordance with statutory accounting practices prescribed or permitted by the Department described in Note 2.

Other Matter

Our audits were conducted for the purpose of forming an opinion on the financial statements as a whole. The supplementary information included in Schedule I Consolidated Summary of Investments – Other Than Investments in Related Parties, Schedule III Supplementary Insurance Information, Schedule IV Reinsurance and Schedule V Valuation and Qualifying Accounts is presented for purposes of additional analysis and is not a required part of the financial statements but is supplementary information required by the Securities and Exchange Commission’s Regulation S-X. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audits of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, the information is fairly stated in all material respects in relation to the financial statements as a whole.

Columbus, Ohio

March 19, 2021

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus

	December 31,
(in millions, except share amounts)	2020	2019

Admitted assets
Invested assets
Bonds	$37,207	$35,124
Stocks	2,835	2,622
Mortgage loans, net of allowance	7,783	7,655
Policy loans	888	903
Derivative assets	51	94
Cash, cash equivalents and short-term investments	461	556
Securities lending collateral assets	101	132
Other invested assets	955	958
Total invested assets	$50,281	$48,044
Accrued investment income	692	573
Deferred federal income tax assets, net	642	601
Federal income tax receivable	11	108
Other assets	184	152
Separate account assets	114,407	105,655
Total admitted assets	$166,217	$155,133

Liabilities, capital and surplus
Liabilities
Future policy benefits and claims	$41,002	$39,139
Policyholders dividend accumulation	430	452
Short-term debt	3	203
Asset valuation reserve	466	479
Payable for securities	177	113
Derivative liabilities	87	23
Securities lending payable	101	132
Other liabilities	1,929	1,682
Accrued transfers from separate accounts	(1,490)	(1,567)
Separate account liabilities	114,407	105,655
Total liabilities	$157,112	$146,311

Capital and surplus
Capital shares ($1 par value; authorized - 5,000,000 shares, issued and outstanding - 3,814,779 shares)	$4	$4
Surplus notes	1,100	1,100
Additional paid-in capital	1,998	1,998
Unassigned surplus	6,003	5,720
Total capital and surplus	$9,105	$8,822
Total liabilities, capital and surplus	$166,217	$155,133

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Operations

	Year ended December 31,
(in millions)	2020	2019	2018

Revenues
Premiums and annuity considerations	$10,637	$10,168	$9,829
Net investment income	2,107	1,974	1,927
Amortization of interest maintenance reserve	-	(2)	(1)
Other revenues	2,372	2,312	2,240
Total revenues	$15,116	$14,452	$13,995

Benefits and expenses
Benefits to policyholders and beneficiaries	$15,013	$14,782	$13,961
Increase in reserves for future policy benefits and claims	1,627	1,501	736
Net transfers from separate accounts	(3,544)	(3,747)	(2,468)
Commissions	646	674	670
Dividends to policyholders	36	38	40
Reserve adjustment on reinsurance assumed	(172)	(246)	(352)
Other expenses	444	417	398
Total benefits and expenses	$14,050	$13,419	$12,985

Income before federal income tax expense and net realized capital losses on investments	$1,066	$1,033	$1,010
Federal income tax expense (benefit)	4	(73)	64

Income before net realized capital losses on investments	$1,062	$1,106	$946
Net realized capital (losses) on investments, net of federal income tax (benefit) expense of $(26), $7 and $8 in 2020, 2019 and 2018, respectively, and excluding $(4), $0 and $(1) of net realized capital (losses) transferred to the interest maintenance reserve in 2020, 2019 and 2018, respectively	(575)	(477)	(235)
Net income	$487	$629	$711

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Changes in Capital and Surplus

(in millions)	Capital shares	Surplus notes	Additional paid-in capital	Unassigned surplus	Capital and surplus
Balance as of December 31, 2017	$4	$700	$963	$4,282	$5,949

Net income	-	-	-	711	711
Change in asset valuation reserve	-	-	-	(12)	(12)
Change in deferred income taxes	-	-	-	72	72
Change in net unrealized capital gains and losses, net of tax expense of $88	-	-	-	(304)	(304)
Change in nonadmitted assets	-	-	-	(6)	(6)
Capital contribution from Nationwide
Financial Services, Inc.	-	-	435	-	435
Balance as of December 31, 2018	$4	$700	$1,398	$4,743	$6,845

Net income	-	-	-	629	629
Change in asset valuation reserve	-	-	-	(107)	(107)
Change in deferred income taxes	-	-	-	(29)	(29)
Change in net unrealized capital gains and losses, net of tax (benefit) of ($29)	-	-	-	426	426
Change in nonadmitted assets	-	-	-	59	59
Change in surplus notes	-	400	-	-	400
Capital contribution from Nationwide Financial Services, Inc.	-	-	600	-	600
Other, net	-	-	-	(1)	(1)
Balance as of December 31, 2019	$4	$1,100	$1,998	$5,720	$8,822

Change in reserve on account of change in valuation basis	-	-	-	78	78
Cumulative effect of change in accounting principle	-	-	-	5	5
Balance as of January 1, 2020	$4	$1,100	$1,998	$5,803	$8,905

Net income	-	-	-	487	487
Change in asset valuation reserve	-	-	-	13	13
Change in deferred income taxes	-	-	-	41	41
Change in net unrealized capital gains and losses, net of tax (benefit) of ($3)	-	-	-	(313)	(313)
Change in nonadmitted assets	-	-	-	(21)	(21)
Other, net	-	-	-	(7)	(7)
Balance as of December 31, 2020	$4	$1,100	$1,998	$6,003	$9,105

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Cash Flow

	Years ended December 31,
(in millions)	2020	2019	2018

Cash flows from operating activities:
Premiums collected, net of reinsurance	$10,648	$10,184	$9,812
Net investment income	2,034	1,825	2,041
Other revenue	2,664	2,708	2,329
Policy benefits and claims paid	(14,886)	(14,778)	(13,947)
Commissions, operating expenses and taxes, other than federal income tax paid	(885)	(847)	(710)
Net transfers from separate accounts	3,620	3,805	2,606
Policyholders’ dividends paid	(38)	(40)	(45)
Federal income taxes recovered	121	87	74
Net cash provided by operating activities	$3,278	$2,944	$2,160

Cash flows from investing activities:
Proceeds from investments sold, matured or repaid:
Bonds	$3,404	$3,547	$3,366
Stocks	37	58	1
Mortgage loans	640	910	580
Derivative assets	-	4	560
Other assets	905	381	190
Total investment proceeds	$4,986	$4,900	$4,697
Cost of investments acquired:
Bonds	$(5,527)	$(6,327)	$(4,499)
Stocks	(517)	(454)	(608)
Mortgage loans	(769)	(800)	(762)
Derivative assets	(580)	(687)	-
Other assets	(837)	(340)	(610)
Total investments acquired	$(8,230)	$(8,608)	$(6,479)
Net decrease in policy loans	15	2	36
Net cash used in investing activities	$(3,229)	$(3,706)	$(1,746)

Cash flows from financing activities and miscellaneous sources:
Surplus notes	$-	$400	$-
Capital contribution from Nationwide Financial Services, Inc.	-	600	435
Net change in deposits on deposit-type contract funds and other insurance liabilities	160	(714)	228
Net change in short-term debt	(200)	(162)	365
Derivative liabilities	65	2	(135)
Other cash (used) provided	(169)	93	(172)
Net cash (used in) provided by financing activities and miscellaneous	$(144)	$219	$721

Net (decrease) increase in cash, cash equivalents and short-term investments	$(95)	$(543)	$1,135
Cash, cash equivalents and short-term investments at beginning of year	556	1,099	(36)
Cash, cash equivalents and short-term investments at end of year	$461	$556	$1,099
Supplemental disclosure of non-cash activities:
Exchange of bond investments	$799	$592	$573
Intercompany transfer of securities	$-	$6	$108
Intercompany transfer of mortgages	$-	$-	$155

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

(1)	Nature of Operations

Nationwide Life Insurance Company (“NLIC” or “the Company”) was incorporated in 1929 and is an Ohio domiciled stock life insurance company. The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation, a majority-owned subsidiary of NMIC.

The Company is a leading provider of long-term savings and retirement products in the United States of America (“U.S.”). The Company develops and sells a wide range of products and services, which include fixed and variable individual annuities, private and public sector group retirement plans, life insurance, investment advisory services and other investment products. The Company is licensed to conduct business in all fifty states, the District of Columbia, Guam, Puerto Rico and the U.S. Virgin Islands.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouses and regional firms, pension plan administrators, life insurance agencies, life insurance specialists and registered investment advisors. Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. and Nationwide Financial Network producers, which includes the agency distribution force of the Company’s ultimate parent company, NMIC. NMIC completed the transition away from utilizing the exclusive agent model in 2020. The Company believes its broad range of competitive products, strong distributor relationships and diverse distribution network position it to compete effectively under various economic conditions.

Wholly-owned subsidiaries of NLIC as of December 31, 2020 include Nationwide Life and Annuity Insurance Company (“NLAIC”) and its wholly-owned subsidiaries, Olentangy Reinsurance, LLC (“Olentangy”) and Nationwide SBL, LLC (“NWSBL”), Jefferson National Financial Corporation (“JNF”) and its wholly-owned subsidiaries, Jefferson National Securities Corporation (“JNSC”) and Jefferson National Life Insurance Company (“JNLIC”), and its wholly-owned subsidiary, Jefferson National Life Insurance Company of New York (“JNLNY”), Eagle Captive Reinsurance, LLC (“Eagle”), Nationwide Investment Services Corporation (“NISC”) and Nationwide Investment Advisor, LLC (“NIA”). NLAIC primarily offers fixed indexed annuity contracts and individual annuity contracts, universal life insurance, variable universal life insurance, term life insurance and corporate-owned life insurance on a non-participating basis. Olentangy is a Vermont domiciled special purpose financial captive insurance company. NWSBL offers a securities-based lending product and is an Ohio limited liability company and nonadmitted subsidiary. JNF is a distributor of tax-advantaged investing solutions for registered investment advisors, fee-based advisors and the clients they serve. JNSC is a registered broker-dealer. JNLIC and JNLNY are licensed to underwrite both fixed and variable annuity products. Eagle is an Ohio domiciled special purpose financial captive insurance company. NISC is a registered broker-dealer. NIA is a registered investment advisor.

The Company is subject to regulation by the insurance departments of states in which it is domiciled and/or transacts business and undergoes periodic examinations by those departments.

As of December 31, 2020 and 2019, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region in which a single event could cause a severe impact on the Company’s financial position after considering insurance risk that has been transferred to external reinsurers.

(2)	Summary of Significant Accounting Policies

Use of Estimates

The preparation of the statutory financial statements requires the Company to make estimates and assumptions that affect the amounts reported in the statutory financial statements and accompanying notes. Significant estimates include legal and regulatory reserves, certain investment and derivative valuations, future policy benefits and claims, provision for income taxes and valuation of deferred tax assets. Actual results could differ significantly from those estimates.

Basis of Presentation

The statutory financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the Ohio Department of Insurance (“the Department”). Prescribed statutory accounting practices are those practices incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The Company’s subsidiary, Eagle, applies a prescribed practice which values assumed guaranteed minimum death benefits (“GMDB”) and guaranteed lifetime withdrawal benefits (“GLWB”) risks on variable annuity contracts from NLIC and GLWB risks on fixed indexed annuity contracts from NLAIC using separate alternative reserving bases from the Statutory Accounting Principles detailed within the National Association of Insurance Commissioners (“NAIC”) Accounting Practices and Procedures manual (“NAIC SAP”) pursuant to Ohio Revised Code Chapter 3964 and approved by the Department. The prescribed practice related to NLIC guaranteed risks decreased the Company’s subsidiary valuation of Eagle, included in other invested assets on the statutory statements of admitted assets, liabilities, capital and surplus, by $711 million and $411 million as of December 31, 2020 and 2019, respectively. The prescribed practice related to NLAIC guaranteed risks, increased the Company’s subsidiary valuation of Eagle, included in other invested assets on the statutory statements of admitted assets, liabilities, capital and surplus, by $523 million and $226 million as of December 31, 2020 and 2019, respectively.

Olentangy was granted a permitted practice from the State of Vermont allowing Olentangy to carry the assets placed into a trust account by Union Hamilton Reinsurance Ltd. (“UHRL”) on its statutory statements of admitted assets, liabilities, capital and surplus at net admitted asset value. This permitted practice increased NLAIC’s valuation of this subsidiary, included in stocks on the statutory statements of admitted assets, liabilities, capital and surplus, by $67 million as of December 31, 2020 and 2019.

There was no difference in the Company’s net income as a result of prescribed or permitted practices. If the prescribed or permitted practices were not applied, the Company’s risk-based capital would continue to be above regulatory action levels. A reconciliation of the Company’s capital and surplus between NAIC SAP and prescribed and permitted practices is shown below:

(in millions)	SSAP #	F/S Page	State of domicile	As of December 31, 2020	As of December 31, 2019

Capital and Surplus
Statutory Capital and Surplus			OH	$9,105	$8,822
State Prescribed Practice:
Subsidiary valuation - Eagle: NLIC risks ceded	52	3	OH	711	411
Subsidiary valuation - Eagle: NLAIC risks ceded	52	3	OH	(523)	(226)
State Permitted Practice:
Subsidiary valuation - Olentangy	20	3	VT	(67)	(67)
Statutory Capital and Surplus, NAIC SAP				$9,226	$8,940

Statutory accounting practices vary in some respects from U.S. generally accepted accounting principles (“GAAP”), including the following practices:

Financial Statements

●	Statutory financial statements are prepared using language and groupings substantially the same as the annual statements of the Company filed with the NAIC and state regulatory authorities;

●

assets must be included in the statutory statements of admitted assets, liabilities, capital and surplus at net admitted asset value and nonadmitted assets are excluded through a charge to capital and surplus;

●

an asset valuation reserve (“AVR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability, and changes in the AVR are reported directly in capital and surplus;

●

an interest maintenance reserve (“IMR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability, and the amortization of the IMR is reported as revenue;

●	the expense allowance associated with statutory reserving practices for investment contracts held in the separate accounts is reported in the general account as a negative liability;

●	accounting for contingencies requires recording a liability at the midpoint of a range of estimated possible outcomes when no better estimate in the range exists;

●	surplus notes are accounted for as a component of capital and surplus;

●	costs related to successful policy acquisitions are charged to operations in the year incurred;

●	negative cash balances are reported as negative assets;

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

●	certain income and expense items are charged or credited directly to capital and surplus;

●	amounts on deposit in internal qualified cash pools are reported as cash equivalents;

●	the statutory statements of cash flows are presented on the basis prescribed by the NAIC; and

●	the statutory financial statements do not include accumulated other comprehensive income.

Future Policy Benefits and Claims

●	Deposits to universal life contracts, investment contracts and limited payment contracts are included in revenue; and

●	future policy benefit reserves are based on statutory requirements.

Reinsurance Ceded

●	Certain assets and liabilities are reported net of ceded reinsurance balances; and

●	provision is made for amounts receivable and outstanding for more than 90 days through a charge to capital and surplus.

Investments

●	Investments in bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value;

●	investments in preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value;

●	other-than-temporary impairments on bonds, excluding loan-backed and structured securities, are measured based on fair value and are not reversible;

●	the proportional amortized cost method is utilized to determine the liquidation value of Low-Income Housing Tax Credit Funds (“Tax Credit Funds”);

●

admitted subsidiary, controlled and affiliated entities are not consolidated; rather, those investments are generally carried at audited statutory capital and surplus or GAAP equity, as appropriate, and are recorded as an equity investment in stocks or other invested assets;

●

equity in earnings of subsidiary companies is recognized directly in capital and surplus as net unrealized capital gains or losses, while dividends from unconsolidated companies are recorded in operations as net investment income;

●

undistributed earnings and valuation adjustments from investments in joint ventures, partnerships and limited liability companies are recognized directly in capital and surplus as net unrealized capital gains or losses;

●	changes in non-specific mortgage loan reserves are measured under an incurred loss model and are recorded directly in capital and surplus as net unrealized capital gains or losses; and

●	gains on sales of investments between affiliated companies representing economic transactions are deferred at the parent level until the related assets are paid down or an external sale occurs.

Separate Accounts

●	Assets and liabilities of guaranteed separate accounts are reported as separate account assets and separate account liabilities, respectively.

Derivative Instruments

●	Derivatives used in effective hedging transactions are valued in a manner consistent with the hedged asset or liability;

●	unrealized gains and losses on derivatives that are not considered to be effective hedges are charged to capital and surplus;

●	interest earned on derivatives is charged to net investment income; and

●	embedded derivatives are not separated from the host contract and accounted for separately as a derivative instrument.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

Goodwill

●	Goodwill is limited to 10% of the prior reporting period’s adjusted statutory surplus, with any goodwill in excess of this limitation nonadmitted through a charge to surplus; and

●	goodwill is amortized and charged to surplus.

Federal Income Taxes

●

Changes in deferred federal income taxes are recognized directly in capital and surplus with limitations on the amount of deferred tax assets that can be reflected as an admitted asset (15% of surplus); and

●	uncertain tax positions are subject to a “more likely than not” standard for federal and foreign income tax loss contingencies only.

Nonadmitted Assets

●

In addition to the nonadmitted assets described above, certain other assets are nonadmitted and charged directly to capital and surplus. These include prepaid assets, certain software, disallowed IMR and other receivables outstanding for more than 90 days.

The financial information included herein is prepared and presented in accordance with SAP prescribed or permitted by the Department. Certain differences exist between SAP and GAAP, which are presumed to be material.

Revenues and Benefits

Life insurance premiums are recognized as revenue over the premium paying period of the related policies when due. Annuity considerations are recognized as revenue when received. Health insurance premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Policy benefits and claims that are expensed include interest credited to policy account balances, benefits and claims incurred in the period in excess of related policy reserves and other changes in future policy benefits.

Future Policy Benefits and Claims

Future policy benefits for traditional products are based on statutory mortality and interest requirements without consideration of withdrawals. The principal statutory mortality tables and interest assumptions used on policies in force are the 1958 Commissioner’s Standard Ordinary (“CSO”) table at interest rates of 2.5%, 3.0%, 3.5%, 4.0% and 4.5%, the 1941 CSO table at an interest rate of 2.5%, the 1980 CSO table at interest rates of 4.0%, 4.5%, 5.0% and 5.5%, the 2001 CSO table at an interest rate of 4.0% and 3.5% and the 2017 CSO table at an interest rate of 3.5% and 4.5%. Beginning January 1, 2020, the Company has applied principles-based reserving to all new individual life business. For business subject to principles-based reserving, additional reserves may be held where the deterministic and/or stochastic reserves are in excess of net premium reserves, as defined by Valuation Manual 20, Requirements for Principle-Based Reserves for Life Products (“VM-20”).

Future policy benefits for universal life and variable universal life contracts have been calculated based on participants’ contributions plus interest credited on any funds in the fixed account less applicable contract charges. These policies have been adjusted for possible future surrender charges in accordance with the Commissioner’s Reserve Valuation Method (“CRVM”). For business subject to principles-based reserving, the Company has calculated reserves under VM-20.

Future policy benefits for annuity products have been established based on contract term, interest rates and various contract provisions. Individual deferred annuity contracts issued in 1990 and after have been adjusted for possible future surrender charges in accordance with the Commissioner’s Annuity Reserve Valuation Method (“CARVM”).

As of 2019, the Company calculated its reserves for variable annuity products with guaranteed minimum death, accumulation and withdrawal benefits and other contracts involving guaranteed benefits similar to those offered with variable annuities under the standard scenario of Actuarial Guideline XLIII “CARVM for Variable Annuities”, which exceeded the stochastic 70th percentile Conditional Tail Expectations scenario. Effective January 1, 2020, the Company changed its reserve valuation basis for variable annuities due to changes to Valuation Manual 21, Requirements for Principle-Based Reserves for Variable Annuities (“VM-21”) and as a result, the Company calculated its reserves using a stochastic reserve, which is floored at the cash surrender value.

The aggregate reserves for individual accident and health policies consist of active life reserves, disabled life reserves and unearned premium reserves. The active life reserves for disability income are reserved for on the net level basis, at a 3.0% interest rate, using either the 1964 Commissioner’s Disability Table (for policies issued prior to 1982) or the 1985 Commissioner’s Individual Disability Table A (for policies issued after 1981). The active life reserves for major medical insurance (both scheduled and unscheduled benefits) are based on the benefit ratio method for policies issued after 1981.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The active life reserves for accident and health policies are reserved for on the net level basis, at a 3.0% interest rate, using either the 1956 Inter-Company Hospital-Surgical tables, the 1974 Medical Expense tables or the 1959 Accidental Death Benefits table.

The disabled life reserves for accident and health policies are calculated using the 1985 Commissioner’s Individual Disability Table A at a 3.0% interest rate. Unearned premium reserves are based on the actual gross premiums and actual days.

The aggregate reserves for group accident and health and franchise accident and health policies consist of disabled life reserves and unearned premium reserves. Reserves for benefits payable on disabled life claims are based on the 2012 Group Long-Term Disability (GLTD) Valuation Table, at varying interest rates of 2.75% - 6.0%, for group policies and the 1987 Commissioner’s Group Disability Table, at varying interest rates of 2.75% - 10.25%, for franchise policies.

Future policy benefits and claims for group long-term disability policies are the present value (discounted between 2.75% and 6.00%) of amounts not yet due on reported claims and an estimate of amounts to be paid on incurred but unreported claims. Future policy benefits and claims on other group health policies are not discounted.

The Company issues fixed and floating rate funding agreements to the Federal Home Loan Bank of Cincinnati (“FHLB”). The liabilities for such funding agreements are treated as annuities under Ohio law for life insurance companies and recorded in future policy benefits and claims. Refer to Note 9 for additional details.

Separate Accounts

Separate account assets represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. Separate account assets are primarily recorded at fair value, with the value of separate account liabilities set to equal the fair value of separate account assets. Separate account assets are primarily comprised of public, privately-registered and non-registered mutual funds, whose fair value is primarily based on the funds’ net asset value. Other separate account assets are recorded at fair value based on the methodology that is applicable to the underlying assets. In limited circumstances, other separate account assets are recorded at book value when the policyholder does not participate in the underlying portfolio experience.

Separate account liabilities, in conjunction with accrued transfers from separate accounts, represent contractholders’ funds adjusted for possible future surrender charges in accordance with the CARVM and the CRVM, respectively. The difference between full account value and CARVM/CRVM is reflected in accrued transfers to separate accounts, as prescribed by the NAIC, in the statutory statements of admitted assets, liabilities, capital and surplus. The annual change in the difference between full account value and CARVM/CRVM and its applicable federal income tax is reflected in the statutory statements of operations as part of the net transfers to separate accounts and federal income tax, respectively.

Retained Assets

The Company does not retain beneficiary assets. During a death benefit claim, the death benefit settlement method is payment to the beneficiary in the form of a check or electronic funds transfer.

Investments

Bonds and stocks of unaffiliated companies. Bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value. Preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value. Common stocks are stated at fair value. Changes in the fair value of bonds and stocks stated at fair value are charged to capital and surplus.

Loan-backed and structured securities, which are included in bonds in the statutory financial statements, are stated in a manner consistent with the bond guidelines, but with additional consideration given to the special valuation rules implemented by the NAIC applicable to residential mortgage-backed securities that are not backed by U.S. government agencies, commercial mortgage-backed securities and certain other structured securities. Under these guidelines, an initial and adjusted NAIC designation is determined for each security. The initial NAIC designation, which takes into consideration the security’s amortized cost relative to an NAIC-prescribed valuation matrix, is used to determine the reporting basis (i.e., amortized cost or lower of amortized cost or fair value).

Interest income is recognized when earned, while dividends are recognized when declared. The Company nonadmits investment income due and accrued when amounts are over 90 days past due.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

For investments in loan-backed and structured securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions, generally obtained using a model provided by a third-party vendor, and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

Purchases and sales of bonds and stocks are recorded on the trade date, with the exception of private placement bonds, which are recorded on the funding date. Realized gains and losses are determined on a specific identification method on the trade date.

Independent pricing services are most often utilized, and compared to pricing from additional sources, to determine the fair value of bonds and stocks for which market quotations or quotations on comparable securities are available. For these bonds and stocks, the Company obtains the pricing services’ methodologies and classifies the investments accordingly in the fair value hierarchy.

A corporate pricing matrix is used in valuing certain corporate bonds. The corporate pricing matrix was developed using publicly available spreads for privately-placed corporate bonds with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a particular bond to be priced using the corporate pricing matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular bond.

Non-binding broker quotes are also utilized to determine the fair value of certain bonds when deemed appropriate or when valuations are not available from independent pricing services or a corporate pricing matrix. These bonds are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers as the brokers often do not provide the necessary transparency into their quotes and methodologies. At least annually, the Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

For all bonds, the Company considers its ability and intent to hold the security for a period of time sufficient to allow for the anticipated recovery in value, the expected recovery of principal and interest and the extent to which the fair value has been less than amortized cost. If the decline in fair value to below amortized cost is determined to be other-than-temporary, a realized loss is recorded equal to the difference between the amortized cost of the investment and its fair value.

The Company periodically reviews loan-backed and structured securities in an unrealized loss position by comparing the present value of cash flows, including estimated prepayments, expected to be collected from the security to the amortized cost basis of the security. If the present value of cash flows expected to be collected, discounted at the security’s effective interest rate, is less than the amortized cost basis of the security, the impairment is considered other-than-temporary and a realized loss is recorded.

All other bonds in an unrealized loss position are periodically reviewed to determine if a decline in fair value to below amortized cost is other-than-temporary. Factors considered during this review include timing and amount of expected cash flows, ability of the issuer to meet its obligations, financial condition and future prospects of the issuer, amount and quality of any underlying collateral and current economic and industry conditions that may impact an issuer.

Stocks may experience other-than-temporary impairment based on the prospects for full recovery in value in a reasonable period of time and the Company’s ability and intent to hold the stock to recovery. If a stock is determined to be other-than-temporarily impaired, a realized loss is recorded equal to the difference between the cost basis of the investment and its fair value.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

Investments in subsidiaries. The investment in the Company’s wholly-owned insurance subsidiaries, NLAIC and Eagle, are carried using the equity method of accounting applicable to U.S. insurance subsidiary, controlled and affiliated (“SCA”) entities. This requires the investment to be recorded based on the value of its underlying audited statutory surplus. Furthermore, the equity method of accounting would be discontinued if the investment is reduced to zero, unless the Company has guaranteed obligations of the subsidiary or otherwise committed to provide further financial support. In accordance with the “look through” provisions of Statements of Statutory Accounting Principles (“SSAP”) No. 97, Investments in Subsidiary, Controlled and Affiliated Entities, the valuation of JNF, an unaudited downstream noninsurance holding company, is based on the individual audited SCA entities owned by the holding company. Additionally, all non-affiliated liabilities, commitments, contingencies, guarantees or obligations of the holding company are reflected in the determination of the carrying value of the investments. The Company’s investment in NISC and NIA, wholly-owned non-insurance subsidiaries, are carried using the equity method of accounting applicable to U.S. non-insurance subsidiary, controlled and affiliated entities. This requires the investment to be recorded based on its underlying audited GAAP equity. Investments in NLAIC, JNF and NISC are included in stocks, and the investment in Eagle is included in other invested assets on the statutory statements of admitted assets, liabilities, capital and surplus.

Mortgage loans, net of allowance. The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. Mortgage loans are held at unpaid principal balance adjusted for premiums and discounts, less a valuation allowance. The Company also holds commercial mortgage loans of these property types that are under development. Mortgage loans under development are collateralized by the borrower’s common stock.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan. Third-party appraisals are obtained to support loaned amounts as the loans are collateral dependent or guaranteed.

The collectability and value of a mortgage loan is based on the ability of the borrower to repay and/or the value of the underlying collateral. Many of the Company’s mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property. Loans are considered delinquent when contractual payments are 90 days past due.

Mortgage loans require a loan-specific reserve when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan requires a loan-specific reserve, a provision for loss is established equal to the difference between the carrying value and the fair value of the collateral less costs to sell. Loan-specific reserve charges are recorded in net realized capital gains and losses. In the event a loan-specific reserve charge is reversed, the recovery is also recorded in net realized capital gains and losses.

In addition to the loan-specific reserves, the Company maintains a non-specific reserve based primarily on loan surveillance categories and property type classes, which reflects management’s best estimates of probable credit losses inherent in the portfolio of loans without specific reserves as of the date of the statutory statements of admitted assets, liabilities, capital and surplus. Management’s periodic evaluation of the adequacy of the non-specific reserve is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect a group of borrowers’ ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. Non-specific reserve changes are recorded directly in capital and surplus as net unrealized capital gains and losses.

Management evaluates the credit quality of individual mortgage loans and the portfolio as a whole through a number of loan quality measurements, including, but not limited to, loan-to-value (“LTV”) and debt service coverage (“DSC”) ratios. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan. These loan quality measurements contribute to management’s assessment of relative credit risk in the mortgage loan portfolio. Based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible. This process identifies the risk profile and potential for loss individually and in the aggregate for the commercial mortgage loan portfolios. These factors are updated and evaluated at least annually. Due to the nature of the collateral underlying mortgage loans under development, these loans are not evaluated using the LTV and DSC ratios described above.

Interest income on performing mortgage loans is recognized in net investment income over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received. Loans are restored to accrual status when the principal and interest is current and it is determined the future principal and interest payments are probable or the loan is modified.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are held at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

Cash and cash equivalents. Cash and cash equivalents include highly liquid investments with original maturities of less than three months and, effective December 31, 2020, amounts on deposit in internal qualified cash pools. The Company and various affiliates maintain agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants in the internal qualified cash pool.

Short-term investments. Short-term investments consist primarily of government agency discount notes with maturities of twelve months or less at acquisition. Short-term investments also include outstanding promissory notes with initial maturity dates of one-year or less with certain affiliates. The Company carries short-term investments at amortized cost, which approximates fair value. As of December 31, 2019, short-term investments also included amounts on deposit with NCMC.

Other invested assets. Other invested assets consist primarily of alternative investments in private equity funds, private debt funds, tax credit funds, real estate partnerships and the investment in Eagle. Except for investments in certain tax credit funds, these investments are recorded using the equity method of accounting. Changes in carrying value as a result of the equity method are reflected as net unrealized capital gains and losses as a direct adjustment to capital and surplus. Gains and losses are generally recognized through income at the time of disposal or when operating distributions are received. Partnership interests in tax credit funds are held at amortized cost with amortization charged to net investment income over the period in which the tax benefits, primarily credits, are earned. Tax credits are recorded as an offset to tax expense in the period utilized.

The Company has sold $2.3 billion, $2.2 billion and $2.0 billion in Tax Credit Funds to unrelated third parties with outstanding guarantees as of December 31, 2020, 2019 and 2018, respectively. The Company has guaranteed after-tax benefits to the third-party investors through periods ending in 2037. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, the Company must fund any shortfall. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $1.4 billion, but the Company does not anticipate making any material payments related to the guarantees. The Company’s risks are mitigated in the following ways: (1) the Company has the right to buyout the equity related to the guarantee under certain circumstances, (2) the Company may replace underperforming properties to mitigate exposure to guarantee payments, (3) the Company oversees the asset management of the deals and (4) changes in tax laws are explicitly excluded from the Company’s guarantees of after-tax benefits.

Securities Lending. The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income in the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of the loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total invested assets of the Company. Periodically, the Company may receive non-cash collateral, which would be recorded off-balance sheet. The Company recognizes loaned securities in bonds. A securities lending payable is recorded in other liabilities for the amount of cash collateral received. If the fair value of the collateral received (cash and/or securities) is less than the fair value of the securities loaned, the shortfall is nonadmitted. Net income received from securities lending activities is included in net investment income. Because the borrower or the Company may terminate a securities lending transaction at any time, if loans are terminated in advance of the reinvested collateral asset maturities, the Company would repay its securities lending obligations from operating cash flows or the proceeds of sales from its investment portfolio, which includes significant liquid securities.

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks primarily associated with interest rates, equity markets and foreign currency. These derivative instruments primarily include interest rate swaps, cross-currency swaps, futures and options.

Derivative instruments used in hedging transactions considered to be effective hedges are reported in a manner consistent with the hedged items. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value with changes in fair value recorded in capital and surplus as unrealized gains or losses.

The fair value of derivative instruments is determined using various valuation techniques relying predominantly on observable market inputs. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the forms of cash and marketable securities. Non-cash collateral received is recorded off-balance sheet.

Cash flows and payment accruals on derivatives are recorded in net investment income.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, including market, income and cost approaches.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes assets and liabilities held at fair value in the statutory statements of admitted assets, liabilities, capital and surplus as follows:

Level 1. Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds where the value per share (unit) is determined and published daily and is the basis for current transactions.

Level 2. Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate (“LIBOR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimates of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs. Primary inputs to this valuation technique include broker quotes and comparative trades.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the period in which the change occurs.

Asset Valuation Reserve

The Company maintains an AVR as prescribed by the NAIC for the purpose of offsetting potential credit related investment losses on each invested asset category, excluding cash, policy loans and income receivable. The AVR contains a separate component for each category of invested assets. The change in AVR is charged or credited directly to capital and surplus.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

Interest Maintenance Reserve

The Company records an IMR as prescribed by the NAIC, which represents the net deferral for interest-related gains or losses arising from the sale of certain investments, such as bonds, mortgage loans and loan-backed and structured securities sold. The IMR is applied as follows:

•

for bonds, the designation from the NAIC Capital Markets and Investments Analysis Office must not have changed more than one designation between the beginning of the holding period and the date of sale;

•	the bond must never have been classified as a default security;

•

for mortgage loans, during the prior two years, they must not have had interest more than 90 days past due, been in the process of foreclosure or in the course of voluntary conveyance, nor had restructured terms; and

•	for loan-backed and structured securities, all interest-related other-than-temporary impairments and interest-related realized gains or losses on sales of the securities.

The realized gains or losses, net of related federal income tax, from the applicable bonds and mortgage loans sold, have been removed from the net realized gain or loss amounts and established as a net liability. This liability is amortized into income such that the amount of each capital gain or loss amortized in a given year is based on the excess of the amount of income which would have been reported that year, if the asset had not been disposed of over the amount of income which would have been reported had the asset been repurchased at its sale price. In the event the unamortized IMR liability balance is negative, the balance is reclassified as an asset and fully nonadmitted. The Company utilizes the grouped method for amortization. Under the grouped method, the liability is amortized into income over the remaining period to expected maturity based on the groupings of the individual securities into five-year bands.

Goodwill

For companies whose operations are primarily insurance related, goodwill is the excess of the cost to acquire a company over the Company’s share of the statutory book value of the acquired entity. Goodwill is recorded in stocks in the statutory statements of admitted assets, liabilities and surplus. Goodwill is amortized on a straight-line basis over the period of economic benefit, not to exceed ten years, with a corresponding charge to surplus.

Unamortized goodwill totaled $100 million and $116 million as of December 31, 2020 and 2019, respectively. All unamortized goodwill as of December 31, 2020 and 2019, is related to the acquisition of JNF, which represents 55% and 69%, respectively, of JNF’s gross SCA value. All goodwill was admitted as of December 31, 2020 and 2019. Amortization of goodwill totaled $16 million for the years ended December 31, 2020, 2019 and 2018. No goodwill was impaired during these periods.

Federal Income Taxes

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets, net of any nonadmitted portion and statutory valuation allowance, and deferred tax liabilities, are recognized for the expected future tax consequences attributable to differences between the statutory financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. The change in deferred taxes, excluding the impact of taxes on unrealized capital gains or losses and nonadmitted deferred taxes, is charged directly to surplus.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the statutory financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that the Company believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. The Company believes its tax reserves reasonably provide for potential assessments that may result from Internal Revenue Service (“IRS”) examinations and other tax-related matters for all open tax years.

The Company is included in the NMIC consolidated federal income tax return.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

Reinsurance Ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not relieve the Company of its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the statutory statements of admitted assets, liabilities, capital and surplus on a net basis within the related future policy benefits and claims of the Company.

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 4% of the Company’s life insurance in force in 2020 and 2019, and 50% of the number of life insurance policies in force in 2020 and 2019. The provision for policyholder dividends was based on the respective year’s dividend scales, as approved by the Board of Directors. Policyholder dividends are recognized when declared. No additional income was allocated to participating policyholders during 2020 and 2019.

Accounting Changes and Corrections of Errors

During 2020, the Company identified and corrected an error in the variable annuity ceded premium calculation under the intercompany 100% coinsurance agreement with Eagle. The error resulted in an understatement of ceded premiums for the years ended December 31, 2019 and 2018. In accordance with SSAP No. 3, Accounting Changes and Corrections of Errors, the total prior period correction of $9 million was reported in 2020 as a negative adjustment to unassigned funds (surplus) and consisted of $11 million of ceded premiums, offset by $2 million of taxes.

Effective January 1, 2020, the Company changed its reserve valuation basis for variable annuities due to changes to VM-21. As a result of this change, the Company records stochastic reserves, floored at the cash surrender value, instead of reserves using the standard scenario previously required under Actuarial Guideline XLIII “CARVM for Variable Annuities”. The impacts of the valuation basis change were recognized as of January 1, 2020, resulting in an increase to statutory capital and surplus of $78 million. In addition, the Company changed its reserve valuation basis for stable value wraps covering certain group life insurance policies from Separate Accounts Funding Guaranteed Minimum Benefits Under Group Contracts, to VM-21. There was no impact to statutory capital and surplus as a result of this change.

During 2020, the Company modified its approach used to schedule the reversals of its deferred tax assets for policyholder reserves under SSAP No. 101, Income Taxes (“SSAP No. 101”). Prior to 2020 the Company scheduled the reversals of its deferred tax assets for policyholder reserves by estimating the reserve reversal using the aggregate policyholder reserve. As of January 1, 2020, the Company is now taking a disaggregate approach and calculates reversal of the deferred tax assets for policyholder reserves on a product-by-product basis. The new method is more precise and better reflects how the deferred tax assets for policyholder reserves moves with the underlying reserve liability. SSAP No. 101 permits a company to modify its scheduling method so long as the modification is treated as change in accounting principle. The impact of the change increases the Company’s net admitted deferred tax asset $6 million and $5 million as of December 31, 2020 and January 1, 2020, respectively, with a commensurate increase in capital and surplus. There was no impact on net income.

Recently Adopted Accounting Standard

In December 2020, the Company adopted revisions to SSAP No. 2R, Cash, Cash Equivalents, Drafts and Short-Term Investments (“SSAP No. 2R”). The adopted revisions require internal cash pooling arrangements to meet certain criteria to be considered qualified cash pools, with investments in qualifying pools reported as cash equivalents on the statutory statements of admitted assets, liabilities, capital and surplus. The Company’s cash pool meets the criteria to be considered a qualified cash pool under SSAP No. 2R. The internal cash pooling arrangement with NCMC was historically classified as short-term investments, resulting in a change in classification to cash equivalents.

COVID-19

On March 11, 2020, the World Health Organization declared the novel coronavirus (“COVID-19”) a pandemic. The COVID-19 pandemic conditions create financial market volatility and uncertainty regarding whether and when certain customer behaviors will return to historical patterns, including sales of new and retention of existing policies, life insurance mortality and credit allowance exposure. Although impacting certain sales and revenues, none of the aforementioned items have had a material impact on the overall financial condition of the Company. The extent to which the COVID-19 pandemic may impact the Company’s ongoing operations and financial condition will depend on future developments that are evolving and uncertain.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

Subsequent Events

The Company evaluated subsequent events through March 19, 2021, the date the statutory financial statements were issued.

The Department is in the process of implementing Ohio Administrative Code 3901-1-67, Alternative Derivative and Reserve Accounting Practices (“the Rule”). Once adopted and implemented, the Rule will constitute a prescribed practice as contemplated by the NAIC SAP. The prescribed practice is to allow Ohio-domiciled insurance companies to utilize certain alternative derivative and reserve accounting practices for eligible derivative instruments and indexed products, respectively, in order to better align the measurement of indexed product reserves and the derivatives that hedge them. Effective March 15, 2021, the Department allows Ohio-domiciled insurance companies the option to immediately utilize the alternative derivative and reserve accounting practices contemplated by the Rule. The Company plans to adopt the prescribed practice allowed under the Rule effective January 1, 2021. The Company continues to evaluate the impact of the adoption.

On March 9, 2021, the Company’s Board of Directors declared an ordinary dividend of up to $550 million payable to NFS on or around March 24, 2021.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

(3)	Analysis of Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics

The following table summarizes the analysis of individual annuities actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in millions)	General account	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total
December 31, 2020
Subject to discretionary withdrawal:
With market value adjustment	$190	$162	$-	$352	0%
At book value less current surrender charge of 5% or more	219	-	-	219	0%
At fair value	-	-	65,990	65,990	92%
Total with market value adjustment or at fair value	$409	$162	$65,990	$66,561	92%
At book value without adjustment (minimal or no charge or adjustment)	3,480	-	8	3,488	5%
Not subject to discretionary withdrawal	1,755	-	62	1,817	3%
Total, gross	$5,644	$162	$66,060	$71,866	100%
Less: Reinsurance ceded	(112)	-	-	(112)
Total, net	$5,532	$162	$66,060	$71,754
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$67	$-	$-	$67

December 31, 2019
Subject to discretionary withdrawal:
With market value adjustment	$19	$181	$29	$229	0%
At book value less current surrender charge of 5% or more	270	-	-	270	1%
At fair value	-	-	61,535	61,535	91%
Total with market value adjustment or at fair value	$289	$181	$61,564	$62,034	92%
At book value without adjustment (minimal or no charge or adjustment)	3,587	-	11	3,598	5%
Not subject to discretionary withdrawal	1,761	-	56	1,817	3%
Total, gross	$5,637	$181	$61,631	$67,449	100%
Less: Reinsurance ceded	(104)	-	-	(104)
Total, net	$5,533	$181	$61,631	$67,345
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$128	$-	$-	$128

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following table summarizes the analysis of group annuities actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in millions)	General account	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total
December 31, 2020
Subject to discretionary withdrawal:
With market value adjustment	$17,393	$2,483	$-	$19,876	43%
At book value less current surrender charge of 5% or more	3	-	-	3	0%
At fair value	-	-	19,670	19,670	43%
Total with market value adjustment or at fair value	$17,396	$2,483	$19,670	$39,549	86%
At book value without adjustment (minimal or no charge or adjustment)	6,000	-	-	6,000	13%
Not subject to discretionary withdrawal	591	-	3	594	1%
Total, gross	$23,987	$2,483	$19,673	$46,143	100%
Less: Reinsurance ceded	(58)	-	-	(58)
Total, net	$23,929	$2,483	$19,673	$46,085
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$3	$-	$-	$3

December 31, 2019
Subject to discretionary withdrawal:
With market value adjustment	$16,485	$2,166	$-	$18,651	44%
At book value less current surrender charge of 5% or more	1	-	-	1	0%
At fair value	-	-	18,284	18,284	43%
Total with market value adjustment or at fair value	$16,486	$2,166	$18,284	$36,936	87%
At book value without adjustment (minimal or no charge or adjustment)	5,354	-	-	5,354	12%
Not subject to discretionary withdrawal	584	2	-	586	1%
Total, gross	$22,424	$2,168	$18,284	$42,876	100%
Less: Reinsurance ceded	(60)	-	-	(60)
Total, net	$22,364	$2,168	$18,284	$42,816
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$1	$-	$-	$1

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following table summarizes the analysis of deposit-type contracts and other liabilities without life or disability contingencies by withdrawal characteristics, as of the dates indicated:

(in millions)	General account	Separate account non- guaranteed	Total	% of Total
December 31, 2020
Subject to discretionary withdrawal:
With market value adjustment	$2	$-	$2	0%
At fair value	12	-	12	0%
Total with market value adjustment or at fair value	$14	$-	$14	0%
At book value without adjustment (minimal or no charge or adjustment)	728	3	731	22%
Not subject to discretionary withdrawal	2,540	13	2,553	78%
Total, gross	$3,282	$16	$3,298	100%
Less: Reinsurance ceded	-	-	-
Total, net	$3,282	$16	$3,298

December 31, 2019
Subject to discretionary withdrawal:
With market value adjustment	$3	$-	$3	0%
At fair value	13	-	13	0%
Total with market value adjustment or at fair value	$16	$-	$16	0%
At book value without adjustment (minimal or no charge or adjustment)	775	4	779	25%
Not subject to discretionary withdrawal	2,331	12	2,343	75%
Total, gross	$3,122	$16	$3,138	100%
Less: Reinsurance ceded	-	-	-
Total, net	$3,122	$16	$3,138

The following table is a reconciliation of total annuity actuarial reserves and deposit fund liabilities, as of the dates indicated:

	December 31,
(in millions)	2020	2019
Life, accident and health annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$29,445	$27,880
Supplemental contracts with life contingencies, net	16	17
Deposit-type contracts	3,282	3,122
Subtotal	$32,743	$31,019
Separate accounts annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$88,378	$82,264
Other contract deposit funds	16	16
Subtotal	$88,394	$82,280
Total annuity actuarial reserves and deposit fund liabilities, net	$121,137	$113,299

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following table summarizes the analysis of life actuarial reserves by withdrawal characteristics, as of the dates indicated:

	General account			Separate account - nonguaranteed[1]
(in millions)	Account value	Cash value	Reserve	Account value	Cash value	Reserve
December 31, 2020
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$-	$11	$11	$-	$-	$-
Universal life	2,585	2,600	2,764	-	-	-
Universal life with secondary guarantees	360	288	720	-	-	-
Indexed universal life with secondary guarantees	179	130	191	-	-	-
Other permanent cash value life insurance	-	1,300	2,607	-	-	-
Variable life	1,887	1,965	2,060	24,591	24,581	24,582
Miscellaneous reserves	-	-	-	-	-	9
Subtotal	$5,011	$6,294	$8,353	$24,591	$24,581	$24,591
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	-	-	275	-	-	-
Accidental death benefits	-	-	1	-	-	-
Disability - active lives	-	-	13	-	-	-
Disability - disabled lives	-	-	58	-	-	-
Miscellaneous reserves	-	-	30	-	-	-
Total, gross	$5,011	$6,294	$8,730	$24,591	$24,581	$24,591
Less: reinsurance ceded	(10)	(10)	(240)	-	-	-
Total, net	$5,001	$6,284	$8,490	$24,591	$24,581	$24,591
1

In 2020, the classification of certain group life insurance policies was changed from separate accounts with guarantees to separate accounts nonguaranteed as a result of a change in the reserve valuation basis, as described in Note 2.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

	General account			Separate account - nonguaranteed
(in millions)	Account value	Cash value	Reserve	Account value	Cash value	Reserve
December 31, 2019
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$-	$11	$11	$-	$-	$-
Universal life	2,549	2,561	2,728	-	-	-
Universal life with secondary guarantees	335	265	613	-	-	-
Indexed universal life with secondary guarantees	140	99	146	-	-	-
Other permanent cash value life insurance	-	1,328	2,676	-	-	-
Variable life	1,903	1,992	2,080	21,853	21,840	19,596
Subtotal	$4,927	$6,256	$8,254	$21,853	$21,840	$19,596
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	-	-	299	-	-	-
Accidental death benefits	-	-	1	-	-	-
Disability - active lives	-	-	12	-	-	-
Disability - disabled lives	-	-	57	-	-	-
Miscellaneous reserves	-	-	36	-	-	-
Total, gross	$4,927	$6,256	$8,659	$21,853	$21,840	$19,596
Less: reinsurance ceded	(10)	(10)	(272)	-	-	-
Total, net	$4,917	$6,246	$8,387	$21,853	$21,840	$19,596

The following table is a reconciliation of life actuarial reserves, as of the dates indicated:

	December 31,
(in millions)	2020	2019
Life, accident and health annual statement:
Life Insurance, net	$8,400	$8,292
Accidental death benefits, net	1	1
Disability - active lives, net	12	10
Disability - disabled lives, net	51	52
Miscellaneous reserves, net	26	32
Subtotal	$8,490	$8,387
Separate accounts annual statement:
Life insurance[1]	$24,884	$22,138
Miscellaneous reserves	9	5
Subtotal	$24,893	$22,143
Total life actuarial reserves, net	$33,383	$30,530
1

In 2020, life insurance account value, cash value and reserve includes separate accounts with guarantees of $302 million for universal life. In 2019, life insurance account value, cash value and reserve includes separate accounts with guarantees of $297 million and $2.2 billion for universal life and variable life, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

Direct Premium Written by Managing General Agents and Third Party Administrators

The following table summarizes direct premium written by managing general agents and third party administrators as of December 31, 2020:

(in millions)
Managing general agent/ third party reserve	FEIN number	Exclusive contract	Types of business written	Types of authority granted[1]	Total Direct Premium
Meridian Management Group, LLC	22-3713596	Not Exclusive	Accident & health	U / P / B	$42
RMTS - Manufacturers & Traders Trust Co.	20-1049240	Not Exclusive	Accident & health	C / CA / B / P / U	26
Fringe Insurance Benefits, Inc.	74-2616364	Not Exclusive	Accident & health	B / P / U	41
Star Line Group	04-3499188	Not Exclusive	Accident & health	C / CA / B / P / U	7
AccuRisk Solutions, LLC	31-1777676	Not Exclusive	Accident & health	C / CA / B / P /U	90
Merchants Benefit Administration, Inc.	86-0875918	Exclusive	Accident & health	B / C / CA / P	14
Roundstone Management, Ltd.	27-0371422	Not Exclusive	Accident & health	C / CA / B / P / U	75
Gilsbar, Inc.	72-0519951	Not Exclusive	Accident & health	B / P / U	75
Matrix	01-0544915	Not Exclusive	Accident & health	C / CA / B / P / U	19
IRC	74-2824053	Not Exclusive	Accident & health	C / CA / B / P / U	28
TMS RE Inc	65-0644164	Not Exclusive	Accident & health	C / CA / B / P / U	70
United Group Programs Inc.	59-1896277	Not Exclusive	Accident & health	C / CA / B / P / U	9
USMGU	46-4619917	Not Exclusive	Accident & health	C / CA / B / P / U	1
Total Direct Premiums Written and Produced					$497
1	Authority code key includes: C– claims payment, CA– claims adjustment, B- binding authority, P-premium collection, U- underwriting.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

(4)	Separate Accounts

The Company’s separate account statement includes assets legally insulated from the general account as of the dates indicated, attributed to the following product lines:

	December 31, 2020		December 31, 2019
(in millions)	Separate account assets legally insulated	Separate account assets (not legally insulated)	Separate account assets legally insulated	Separate account assets (not legally insulated)
Product / Transaction:
Individual annuities	$71,875	$-	$67,222	$-
Group annuities	17,550	-	16,187	-
Life insurance	24,982	-	22,246	-
Total	$114,407	$-	$105,655	$-

The following table summarizes amounts paid towards separate account guarantees by the general account and related risk charges paid by the separate account for the years ended:

(in millions)	Total paid toward separate account guarantees	Risk charges paid to general account
2020	$26	$631
2019	$58	$612
2018	$18	$594
2017	$13	$559
2016	$36	$507
The Company does not engage in securities lending transactions within its separate accounts.

Most separate accounts held by the Company relate to individual and group variable annuity and variable universal life insurance contracts of a non-guaranteed return nature. The net investment experience of the separate accounts is credited directly to the contract holder and can be positive or negative. The individual variable annuity contracts generally provide an incidental death benefit of the greater of account value or premium paid (net of prior withdrawals). However, many individual variable annuity contracts also provide death benefits equal to (i) the most recent fifth-year anniversary account value, (ii) the highest account value on any previous anniversary, (iii) premiums paid increased 5% or certain combinations of these, all adjusted for prior withdrawals. The death benefit and cash value under the variable universal life policies may vary with the investment performance of the underlying investments in the separate accounts. The assets and liabilities of these separate accounts are carried at fair value and are non-guaranteed.

Certain other separate accounts offered by the Company contain groups of variable universal life policies wherein the assets supporting account values on the underlying policies reside in Private Placement Separate Accounts. They provide a quarterly interest rate based on a crediting formula that reflects the market value to book value ratio of the investments, investment portfolio yield and a specified duration.

Certain other separate accounts relate to a guaranteed term option, which provides a guaranteed interest rate that is paid over certain maturity durations ranging from three to ten years, so long as certain conditions are met. If amounts allocated to the guaranteed term option are distributed prior to the maturity period, a market value adjustment can be assessed. The assets and liabilities of these separate accounts are carried at fair value.

Another separate account offered by the Company contains a group of universal life policies wherein the assets supporting the account values on the underlying policies reside in a Private Placement Separate Account. It provides an annual interest rate guarantee, subject to a minimum guarantee of 3%. The interest rate declared each year reflects the anticipated investment experience of the account. The business has been included as a nonindexed guarantee less than or equal to 4%.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following tables summarize the separate account reserves of the Company, as of the dates indicated:

(in millions)	Indexed	Nonindexed guarantee less than or equal to 4%	Nonindexed guarantee more than 4%	Nonguaranteed separate accounts	Total
December 31, 2020
Premiums, considerations or deposits	$-	$417	$-	$5,392	$5,809
Reserves
For accounts with assets at:
Fair value	$-	$2,480	$166	$110,340	$112,986
Amortized cost	-	302	-	-	302
Total reserves	$-	$2,782	$166	$110,340	$113,288
By withdrawal characteristics:
With market value adjustment	$-	$2,480	$166	$-	$2,646
At book value without market value adjustment and with current surrender charge of 5% or more	-	-	-	-	-
At fair value	-	-	-	110,252	110,252
At book value without market value adjustment and with current surrender charge less than 5%	-	302	-	11	313
Subtotal	$-	$2,782	$166	$110,263	$113,211
Not subject to discretionary withdrawal	-	-	-	77	77
Total reserves[1]	$-	$2,782	$166	$110,340	$113,288
1

The total reserves balance does not equal the liabilities related to separate accounts of $114.4 billion in the statutory statements of admitted assets, liabilities, capital and surplus by $1.1 billion, due to an adjustment for CARVM/CRVM reserves and other liabilities that have not been allocated to the categories outlined above.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

		Nonindexed	Nonindexed
		guarantee	guarantee	Nonguaranteed
		less than or	more than	separate
(in millions)	Indexed	equal to 4%	4%	accounts	Total
December 31, 2019
Premiums, considerations or deposits	$-	$135	$-	$6,007	$6,142
Reserves
For accounts with assets at:
Fair value	$-	$2,202	$146	$99,612	$101,960
Amortized cost	-	2,463	-	-	2,463
Total reserves	$-	$4,665	$146	$99,612	$104,423
By withdrawal characteristics:
With market value adjustment	$-	$2,202	$146	$29	$2,377
At book value without market value adjustment and with current surrender charge of 5% or more	-	-	-	-	-
At fair value	-	-	-	99,499	99,499
At book value without market value adjustment and with current surrender charge less than 5%	-	2,463	-	13	2,476
Subtotal	$-	$4,665	$146	$99,541	$104,352
Not subject to discretionary withdrawal	-	-	-	71	71
Total reserves[1]	$-	$4,665	$146	$99,612	$104,423

1

The total reserves balance does not equal the liabilities related to separate accounts of $105.7 billion in the statutory statements of admitted assets, liabilities, capital and surplus by $1.2 billion, due to an adjustment for CARVM/CRVM reserves and other liabilities that have not been allocated to the categories outlined above.

The following table is a reconciliation of net transfers to (from) separate accounts, as of the dates indicated:

		December 31,
(in millions)	2020	2019	2018
Transfers as reported in the statutory statements of operations of the separate accounts:
Transfers to separate accounts	$5,809	$6,142	$6,392
Transfers from separate accounts	(8,921)	(9,470)	(8,461)
Net transfers from separate accounts	$(3,112)	$(3,328)	$(2,069)
Reconciling adjustments:
Exchange accounts offsetting in the general account	(337)	(321)	(303)
Fees not included in general account transfers	(67)	(68)	(58)
Other miscellaneous adjustments not included in the general account balance	(28)	(30)	(38)
Transfers as reported in the statutory statements of operations	$(3,544)	$(3,747)	$(2,468)

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

(5)	Investments

Bonds and Stocks

The following table summarizes the carrying value, the excess of fair value over carrying value, the excess of carrying value over fair value and the fair value of bonds and stocks, as of the dates indicated:

(in millions)	Carrying value	Fair value in excess of carrying value	Carrying value in excess of fair value	Fair value
December 31, 2020
Bonds:
U.S. Government	$7	$-	$-	$7
States, territories and possessions	370	59	-	429
Political subdivisions	343	71	-	414
Special revenues	2,763	564	-	3,327
Industrial and miscellaneous	26,583	3,656	46	30,193
Loan-backed and structured securities	7,141	336	37	7,440
Total bonds	$37,207	$4,686	$83	$41,810
Common stocks unaffiliated	$142	$-	$-	$142
Preferred stocks unaffiliated	97	12	-	109
Total unaffiliated stocks[1]	$239	$12	$-	$251
Total bonds and unaffiliated stocks[1]	$37,446	$4,698	$83	$42,061

December 31, 2019
Bonds:
U.S. Government	$7	$-	$-	$7
States, territories and possessions	398	42	1	439
Political subdivisions	344	52	1	395
Special revenues	2,702	370	5	3,067
Industrial and miscellaneous	26,240	2,012	65	28,187
Loan-backed and structured securities	5,433	238	31	5,640
Total bonds	$35,124	$2,714	$103	$37,735
Common stocks unaffiliated	$181	$-	$-	$181
Preferred stocks unaffiliated	55	4	-	59
Total unaffiliated stocks[1]	$236	$4	$-	$240
Total bonds and unaffiliated stocks[1]	$35,360	$2,718	$103	$37,975

1

Excludes affiliated common stocks with a carrying value of $2.6 billion and $2.4 billion as of December 31, 2020 and 2019, respectively. Affiliated common stocks includes investment in NLAIC and JNF of $2.4 billion and $180 million as of December 31, 2020, respectively, and $2.2 billion and $169 million as of December 31, 2019, respectively.

The carrying value of bonds on deposit with various states as required by law or special escrow agreement was $3 million as of December 31, 2020 and 2019.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following table summarizes the carrying value and fair value of bonds, by contractual maturity, as of December 31, 2020. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties:

(in millions)	Carrying value	Fair value
Bonds:
Due in one year or less	$1,314	$1,331
Due after one year through five years	7,925	8,441
Due after five years through ten years	9,450	10,557
Due after ten years	11,377	14,041
Total bonds excluding loan-backed and structured securities	$30,066	$34,370
Loan-backed and structured securities	7,141	7,440
Total bonds	$37,207	$41,810

The following table summarizes the fair value and unrealized losses on bonds and stocks (amount by which cost or amortized cost exceeds fair value), for which other-than-temporary declines in value have not been recognized, based on the amount of time each type of bond or stock has been in an unrealized loss position, as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in millions)	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
December 31, 2020
Bonds:
States, territories and possessions	$1	$-	$-	$-	$1	$-
Special revenues	14	-	-	-	14	-
Industrial and miscellaneous	636	27	408	38	1,044	65
Loan-backed and structured securities	1,454	15	870	23	2,324	38
Total bonds	$2,105	$42	$1,278	$61	$3,383	$103
Common stocks unaffiliated	21	4	-	-	21	4
Preferred stocks unaffiliated	9	-	-	-	9	-
Total bonds and stocks	$2,135	$46	$1,278	$61	$3,413	$107

December 31, 2019
Bonds:
States, territories and possessions	$23	$1	$-	$-	$23	$1
Political subdivisions	65	1	-	-	65	1
Special revenues	397	5	-	-	397	5
Industrial and miscellaneous	852	9	911	103	1,763	112
Loan-backed and structured securities	704	6	1,124	28	1,828	34
Total bonds	$2,041	$22	$2,035	$131	$4,076	$153
Common stocks unaffiliated	32	-	16	1	48	1
Preferred stocks unaffiliated	1	-	-	-	1	-
Total bonds and stocks	$2,074	$22	$2,051	$132	$4,125	$154

As of December 31, 2020, management evaluated securities in an unrealized loss position and all non-marketable securities for impairment. As of the reporting date, the Company has the intent and ability to hold these securities until the fair value recovers, which may be maturity, and therefore, does not consider the securities to be other-than-temporarily impaired.

There was no intent to sell other-than-temporary impairments on loan-backed and structured securities for the years ended December 31, 2020 and 2019.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

Mortgage Loans, Net of Allowance

The following table summarizes the amortized cost of mortgage loans by method of evaluation for credit loss, and the related valuation allowances by type of credit loss, as of the dates indicated:

	December 31,
(in millions)	2020	2019
Amortized cost:
Loans with non-specific reserves	$7,819	$7,675
Loans with specific reserves	12	14
Total amortized cost	$7,831	$7,689
Valuation allowance:
Non-specific reserves	$45	$31
Specific reserves	3	3
Total valuation allowance[1]	$48	$34
Mortgage loans, net of allowance	$7,783	$7,655

1	Changes in the valuation allowance are due to current period provisions. These changes in the valuation allowance for the years ended December 31, 2020, 2019, and 2018 were immaterial.

As of December 31, 2020 and 2019, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio.

The following table summarizes the LTV ratio and DSC ratio of the mortgage loan portfolio as of the dates indicated:

	LTV ratio			DSC ratio
(in millions)	Less than 90%	90% or greater	Total	Greater than 1.00	Less than or equal to 1.00	Total
December 31, 2020
Apartment	$2,988	$25	$3,013	$2,993	$20	$3,013
Industrial	1,026	-	1,026	1,005	21	1,026
Office	1,307	-	1,307	1,304	3	1,307
Retail	2,155	27	2,182	2,169	13	2,182
Other	218	-	218	218	-	218
Total[1]	$7,694	$52	$7,746	$7,689	$57	$7,746
Weighted average DSC ratio	2.21	1.52	2.20	2.21	0.91	2.20
Weighted average LTV ratio	57%	98%	57%	57%	65%	57%

December 31, 2019
Apartment	$2,906	$124	$3,030	$3,018	$12	$3,030
Industrial	906	-	906	905	1	906
Office	1,306	-	1,306	1,291	15	1,306
Retail	2,162	9	2,171	2,151	20	2,171
Other	205	-	205	205	-	205
Total[1]	$7,485	$133	$7,618	$7,570	$48	$7,618
Weighted average DSC ratio	2.13	1.19	2.11	2.12	0.90	2.11
Weighted average LTV ratio	54%	95%	54%	54%	72%	54%

1	Excludes $85 million and $71 million of commercial mortgage loans that were under development as of December 31, 2020 and 2019, respectively.

As of December 31, 2020 and 2019, the Company has a diversified mortgage loan portfolio with no more than 24% and 23%, respectively, in a geographic region in the U.S. and no more than 1% with any one borrower. The maximum and minimum lending rates for mortgage loans originated or acquired during 2020 were 4.3% and 1.9%, respectively, and for those originated or acquired during 2019 were 12.0% and 3.1%, respectively. As of December 31, 2020 and 2019, the maximum LTV ratio of any one loan at the time of loan origination was 80% and 82%, respectively. As of December 31, 2020 and 2019, the Company did not hold mortgage loans with interest 90 days or more past due. Additionally, there were no taxes, assessments or any amounts advanced and not included in the mortgage loan portfolio.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

Securities Lending

The fair value of loaned securities was $244 million and $306 million as of December 31, 2020 and 2019, respectively. The Company held $101 million and $132 million of cash collateral on securities lending as of December 31, 2020 and 2019, respectively. As of December 31, 2020, the carrying value and fair value of reinvested collateral assets was $101 million. As of December 31, 2019, the carrying value and fair value of reinvested collateral assets was $133 million. The fair value of bonds acquired with reinvested collateral assets was $103 million and $134 million as of December 31, 2020 and 2019, respectively. There are no securities lending transactions that extend beyond one year as of the reporting date. The Company received $148 million and $180 million of non-cash collateral on securities lending as of December 31, 2020 and 2019, respectively.

Net Investment Income

The following table summarizes net investment income by investment type, for the years ended:

	December 31,
(in millions)	2020	2019	2018
Bonds	$1,419	$1,408	$1,378
Mortgage loans	339	353	335
Other invested assets	384	225	228
Policy loans	43	45	54
Other	41	51	41
Gross investment income	$2,226	$2,082	$2,036
Investment expenses	(119)	(108)	(109)
Net investment income	$2,107	$1,974	$1,927

There was no investment income due and accrued that was nonadmitted as of December 31, 2020 and 2019.

Net Realized Capital Gains and Losses

The following table summarizes net realized capital gains and losses for the years ended:

	December 31,
(in millions)	2020	2019	2018
Gross gains on sales	$36	$71	$22
Gross losses on sales	(42)	(21)	(16)
Net realized (losses) gains on sales	$(6)	$50	$6
Net realized derivative losses	(521)	(515)	(226)
Other-than-temporary impairments	(78)	(5)	(8)
Total net realized losses on sales	$(605)	$(470)	$(228)
Tax (benefit) expense on net losses	(26)	7	8
Net realized capital losses, net of tax	$(579)	$(477)	$(236)
Less: Realized losses transferred to the IMR	(4)	-	(1)
Net realized capital losses, net of tax and transfers to the IMR	$(575)	$(477)	$(235)

For the year ended December 31, 2020, gross realized gains and gross realized losses on sales of bonds were $26 million and $38 million, respectively. For the year ended December 31, 2019, gross realized gains and gross realized losses on sales of bonds were $56 million and $19 million, respectively. For the year ended December 31, 2018, gross realized gains and gross realized losses on sales of bonds were $15 million and $13 million, respectively.

The Company did not enter into any material repurchase transactions that would be considered wash sales during the years ended December 31, 2020 and 2019.

Investment Commitments

The Company had unfunded commitments related to its investment in limited partnerships and limited liability companies totaling $483 million and $496 million as of December 31, 2020 and 2019, respectively. As of December 31, 2020 and 2019, there were $21 million and $45 million of commitments to purchase private placement bonds and $114 million and $147 million of outstanding commitments to fund mortgage loans, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

(6)	Derivative Instruments

The Company is exposed to certain risks related to its ongoing business operations which are managed using derivative instruments.

Interest rate risk management. In the normal course of business, the Company enters into transactions that expose it to interest rate risk arising from mismatches between assets and liabilities. The Company may use interest rate swaps and futures to reduce or alter interest rate exposure.

Interest rate contracts are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns. As such, interest rate contracts are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa.

Equity market risk management. The Company issues a variety of insurance products that expose it to equity risks. To mitigate these risks, the Company enters into a variety of derivatives including equity index futures and options.

Other risk management. As part of its regular investing activities, the Company may purchase foreign currency denominated investments. These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument are intended to mitigate the changes in the functional-currency equivalent cash flows of the hedged item. To mitigate this risk, the Company uses cross-currency swaps.

Credit risk associated with derivatives transactions. The Company periodically evaluates the risks within the derivative portfolios due to credit exposure. When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty and changes in relevant market data in order to gain insight into the probability of default by the counterparty. The Company also considers the impact credit exposure could have on the effectiveness of the Company’s hedging relationships. As of December 31, 2020 and 2019, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

The following table summarizes the fair value, carrying value and related notional amounts of derivative instruments, as of the dates indicated:

(in millions)	Notional amount	Net Carrying Value	Fair value asset	Fair value liability	Average fair value
December 31, 2020
Interest rate swaps	$7	$(1)	$-	$(1)	$(1)
Options	-	-	-	-	-
Cross currency swaps	1,524	(36)	75	(49)	-
Futures	3,342	-	-	-	-
Total	$4,873	$(37)	$75	$(50)	$(1)

December 31, 2019
Interest rate swaps	$7	$(1)	$-	$(1)	$-
Options	202	6	6	-	1
Cross currency swaps	1,537	66	99	(19)	1
Futures	3,153	-	-	-	-
Total	$4,899	$71	$105	$(20)	$2

Of the $75 million and $105 million of fair value of derivative assets as of December 31, 2020 and 2019, $24 million and $14 million were subject to master netting agreements as of December 31, 2020 and 2019, the Company received $35 million and $68 million of cash collateral and $22 million and $45 million in pledged securities, respectively, resulting in an immaterial uncollateralized position as of December 31, 2020 and 2019. Of the $50 million and $20 million of fair value of derivative liabilities as of December 31, 2020 and 2019, $24 million and $14 million were subject to master netting agreements as of December 31, 2020 and 2019, the Company posted $28 million and $3 million of cash collateral, respectively, resulting in an immaterial uncollateralized position as of December 31, 2020 and 2019. Securities received as collateral are recorded off-balance sheet and exclude initial margin posted on derivatives of $280 million and $128 million as of December 31, 2020 and 2019, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following table summarizes net gains and losses on derivatives programs by type of derivative instrument, as of the dates indicated:

	Net realized (losses) gains recorded in operations			Unrealized (losses) gains recorded in capital and surplus
	December 31,			December 31,
(in millions)	2020	2019	2018	2020	2019	2018
Interest rate swaps	$-	$-	$(5)	$-	$-	$35
Options	-	3	(313)	(1)	4	244
Cross currency swaps	4	(1)	-	(102)	(13)	65
Futures	(525)	(517)	92	1	(169)	132
Total	$(521)	$(515)	$(226)	$(102)	$(178)	$476

(7)	Fair Value Measurements

The following table summarizes assets and liabilities held at fair value as of December 31, 2020:

(in millions)	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
Assets
Bonds	$-	$4	$1	$-	$5
Common stocks unaffiliated	53	88	1	-	142
Separate account assets	109,265	2,047	58	2,720	114,090
Assets at fair value	$109,318	$2,139	$60	$2,720	$114,237
Liabilities
Derivative liabilities	$-	$1	$-	$-	$1
Liabilities at fair value	$-	$1	$-	$-	$1

The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2020:

(in millions)	Bonds	Common stocks unaffiliated	Derivative assets[1]	Separate account assets	Assets at fair value
Balance as of December 31, 2019	$6	$1	$6	$87	$100
Net gains (losses):
In operations	(2)	-	-	-	(2)
In surplus	5	-	(1)	(17)	(13)
Purchases	2	-	-	-	2
Sales	(9)	-	(5)	(12)	(26)
Transfers into Level 3	1	-	-	-	1
Transfers out of Level 3	(2)	-	-	-	(2)
Balance as of December 31, 2020	$1	$1	$-	$58	$60
1	Non-binding broker quotes are utilized to determine fair value of all Level 3 derivative assets.

Bonds transfers into and/or out of Level 3 during the year ended December 31, 2020 are due to the changes in observability of pricing inputs and changes resulting from application of the lower of amortized cost or fair value rules based on the security’s NAIC designation.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following table summarizes assets and liabilities held at fair value as of December 31, 2019:

(in millions)	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
Assets
Bonds	$-	$3	$6	$-	$9
Common stocks unaffiliated	68	112	1	-	181
Derivative assets	-	-	6	-	6
Separate account assets	101,312	1,857	87	2,091	105,347
Assets at fair value	$101,380	$1,972	$100	$2,091	$105,543
Liabilities
Derivative liabilities	$-	$1	$-	$-	$1
Liabilities at fair value	$-	$1	$-	$-	$1

The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2019:

(in millions)	Bonds	Common stocks unaffiliated	Derivative assets[1]	Separate account assets	Assets at fair value
Balance as of December 31, 2018	$8	$1	$2	$80	$91
Net gains (losses):
In operations	-	-	3	-	3
In surplus	(4)	-	4	7	7
Purchases	3	-	6	-	9
Sales	(5)	-	(9)	-	(14)
Transfers into Level 3	24	-	-	-	24
Transfers out of Level 3	(20)	-	-	-	(20)
Balance as of December 31, 2019	$6	$1	$6	$87	100

1	Non-binding broker quotes are utilized to determine fair value of all Level 3 derivative assets.

Bond transfers into and/or out of Level 3 during the year ended December 31, 2019 are due to the changes in observability of pricing inputs and changes resulting from application of the lower of amortized cost or fair value rules based on the security’s NAIC designation.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following table summarizes the carrying value and fair value of the Company’s assets and liabilities not held at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below or in Note 2.

	Fair Value
(in millions)	Level 1	Level 2	Level 3	Total fair value	Carrying value
December 31, 2020
Assets:
Bonds[1]	$1,366	$39,072	$1,367	$41,805	$37,202
Preferred stocks unaffiliated	-	104	5	109	97
Mortgage loans, net of allowance	-	-	7,952	7,952	7,783
Policy loans	-	-	888	888	888
Derivative assets	-	75	-	75	51
Cash, cash equivalents and short-term investments	(90)	551	-	461	461
Securities lending collateral assets	101	-	-	101	101
Separate account assets	7	368	-	375	317
Total assets	$1,384	$40,170	$10,212	$51,766	$46,900
Liabilities:
Investment contracts	$-	$-	$1,249	$1,249	$2,076
Derivative liabilities	-	48	-	48	86
Total liabilities	$-	$48	$1,249	$1,297	$2,162

December 31, 2019
Assets:
Bonds[1]	$1,494	$35,302	$930	$37,726	$35,115
Preferred stocks unaffiliated	-	59	-	59	55
Mortgage loans, net of allowance	-	-	7,856	7,856	7,655
Policy loans	-	-	903	903	903
Derivative assets	-	99	-	99	88
Short-term investments	7	615	-	622	622
Securities lending collateral assets	132	-	-	132	132
Separate account assets	3	334	-	337	308
Total assets	$1,636	$36,409	$9,689	$47,734	$44,878
Liabilities:
Investment contracts²	$-	$-	$953	$953	$1,801
Derivative liabilities	-	19	-	19	22
Total liabilities	$-	$19	$953	$972	$1,823

1	Level 3 is primarily composed of industrial and miscellaneous bonds.
2	Prior period balances updated to conform to current period presentation.

Mortgage loans, net of allowance. The fair values of mortgage loans are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the statutory statements of admitted assets, liabilities, capital and surplus approximates fair value as policy loans are fully collateralized by the cash surrender value of underlying insurance policies.

Securities lending collateral assets. These assets are comprised of bonds and short-term investments and the respective fair values are estimated based on the fair value methods described in Note 2.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

Investment contracts. For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued. The fair value of adjustable rate contracts approximates their carrying value.

(8)	Federal Income Taxes

The following tables summarize the net admitted deferred tax assets, as of the dates indicated:

	December 31, 2020
(in millions)	Ordinary	Capital	Total
Total gross deferred tax assets	$770	$16	$786
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	$770	$16	$786
Less: Deferred tax assets nonadmitted	(41)	-	(41)
Net admitted deferred tax assets	$729	$16	$745
Less: Deferred tax liabilities	(94)	(9)	(103)
Net admitted deferred tax assets	$635	$7	$642

	December 31, 2019
(in millions)	Ordinary	Capital	Total
Total gross deferred tax assets	$730	$44	$774
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	$730	$44	$774
Less: Deferred tax assets nonadmitted	(13)	(24)	(37)
Net admitted deferred tax assets	$717	$20	$737
Less: Deferred tax liabilities	(134)	(2)	(136)
Net admitted deferred tax assets	$583	$18	$601

The following table summarizes components of the change in deferred income taxes reported in capital and surplus before consideration of nonadmitted assets and changes from the prior year, as of the dates indicated:

	December 31,
(in millions)	2020	2019	Change
Adjusted gross deferred tax assets	$786	$774	$12
Total deferred tax liabilities	(103)	(136)	33
Net deferred tax assets	$683	$638	$45
Less: Tax effect of unrealized gains			3
Change in deferred income tax			$42

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following tables summarize components of the admitted deferred tax assets calculation, as of the dates indicated:

	December 31, 2020
(in millions)	Ordinary	Capital	Total
Federal income taxes recoverable through loss carryback	$-	$7	$7
Adjusted gross deferred tax assets expected to be realized[1]	633	2	635
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	96	7	103
Admitted deferred tax assets	$729	$16	$745

	December 31, 2019
(in millions)	Ordinary	Capital	Total
Federal income taxes recoverable through loss carryback	$-	$6	$6
Adjusted gross deferred tax assets expected to be realized[1]	583	12	595
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	134	2	136
Admitted deferred tax assets	$717	$20	$737
1

Note that this amount is calculated as the lesser of the adjusted gross deferred tax assets expected to be realized following the balance sheet due date or the adjusted gross deferred tax assets allowed per the limitation threshold. For the years ended December 31, 2020 and 2019, the threshold limitation for adjusted capital and surplus was $1.3 billion and $1.2 billion, respectively.

The adjusted capital and surplus used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was $8.4 billion and $8.1 billion as of December 31, 2020 and 2019, respectively. The ratio percentage used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was 1,176% and 1,296% as of December 31, 2020 and 2019, respectively.

The following tables summarize the impact of tax planning strategies, as of the dates indicated:

	December 31, 2020
	Ordinary	Capital	Total
Adjusted gross deferred tax assets	0.00%	0.00%	0.00%
Net admitted adjusted gross deferred tax assets	32.64%	0.00%	32.64%

	December 31, 2019
	Ordinary	Capital	Total
Adjusted gross deferred tax assets	0.00%	0.00%	0.00%
Net admitted adjusted gross deferred tax assets	35.23%	0.00%	35.23%

The Company’s tax planning strategies included the use of affiliated reinsurance for the years ended December 31, 2020 and 2019.

There are no temporary differences for which deferred tax liabilities are not recognized for the years ended December 31, 2020 and 2019.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following table summarizes the tax effects of temporary differences and the change from the prior year, for the years ended:

	December 31,
(in millions)	2020	2019	Change
Deferred tax assets
Ordinary:
Future policy benefits and claims	$108	$108	$-
Investments	116	88	28
Deferred acquisition costs	202	201	1
Policyholders’ dividends accumulation	5	5	-
Compensation and benefits accrual	10	10	-
Tax credit carry-forward	316	303	13
Other	13	15	(2)
Subtotal	$770	$730	$40
Nonadmitted	(41)	(13)	(28)
Admitted ordinary deferred tax assets	$729	$717	$12
Capital:
Investments	16	44	(28)
Subtotal	$16	$44	$(28)
Nonadmitted	-	(24)	24
Admitted capital deferred tax assets	$16	$20	$(4)
Admitted deferred tax assets	$745	$737	$8

Deferred tax liabilities
Ordinary:
Investments	$(2)	$(26)	$24
Deferred and uncollected premium	(6)	(6)	-
Future policy benefits and claims	(57)	(58)	1
Deferred acquisition costs	(28)	(43)	15
Other	(1)	(1)	-
Subtotal	$(94)	$(134)	$40
Capital:
Investments	(9)	(2)	(7)
Subtotal	$(9)	$(2)	$(7)
Deferred tax liabilities	$(103)	$(136)	$33
Net deferred tax assets	$642	$601	$41

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion of the total deferred tax assets will not be realized. Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized. Based on the Company’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize all deferred tax assets. Therefore, no valuation allowances have been established as of December 31, 2020 and 2019.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following table summarizes the Company’s income tax incurred and change in deferred income tax. The total income tax and change in deferred income tax differs from the amount obtained by applying the federal statutory rate to income (loss) before tax as follows, for the years ended:

	December 31,
(in millions)	2020	2019	2018
Current income tax (benefit) expense	$(22)	$(66)	$73
Change in deferred income tax (without tax on unrealized gains and losses)	(41)	29	(72)
Total income tax (benefit) expense reported	$(63)	$(37)	$1

Income before income and capital gains taxes	$465	$563	$783
Federal statutory tax rate	21%	21%	21%
Expected income tax expense at statutory tax rate	$98	$118	$164
Decrease in actual tax reported resulting from:
Dividends received deduction	(117)	(101)	(99)
Change in tax reserves	16	-	16
Tax credits	(48)	(53)	(51)
Tax (benefit) expense related to the Tax Cuts and Jobs Act[1]	-	-	(26)
Loss carryback rate differential	(10)	-	-
Other	(2)	(1)	(3)
Total income tax (benefit) expense reported	$(63)	$(37)	$1
1	Prior year amount represents the remeasurement of deferred tax assets revised after return filing as a result of the Tax Cuts and Jobs Act.

The Company incurred $6 million in federal income tax expense in 2019 which is available for recoupment in the event of future net losses.

On March 27, 2020, the Coronavirus Aid, Relief, and Economic Security (CARES) Act was signed into law and includes certain income tax provisions relevant to businesses. The Company is required to recognize the effect on the financial statements in the period the law was enacted. For year ended December 31, 2020, the CARES Act did not have a material impact on the Company’s financial statements.

The CARES Act amended the Tax Cuts and Jobs Act, to accelerate the ability of companies to fully recover AMT credits in 2020 versus 2021. The Company had $159 million of an income tax receivable that was previously AMT credit carryforwards as of December 31, 2019. In 2020, the Company received a refund of $158 million of its AMT credits.

The following table summarizes operating loss or tax credit carry-forwards available as of December 31, 2020:

(in millions)	Amount	Origination	Expiration
Business credits	$5	2011	2031
Business credits	$9	2012	2032
Business credits	$6	2013	2033
Business credits	$39	2014	2034
Business credits	$47	2015	2035
Business credits	$62	2016	2036
Business credits	$62	2017	2037
Business credits	$30	2018	2038
Business credits	$27	2019	2039
Business credits	$29	2020	2040

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The Company is included in the NMIC consolidated federal income tax return which includes the following entities:

Nationwide Mutual Insurance Company

AGMC Reinsurance, Ltd

Allied Group, Inc.

Allied Holding (Delaware), Inc.

Allied Insurance Company of America

Allied Property & Casualty Insurance Company

Allied Texas Agency, Inc.

AMCO Insurance Company

American Marine Underwriters

Crestbrook Insurance Company

Depositors Insurance Company

DVM Insurance Agency, Inc.

Eagle Captive Reinsurance, LLC

Freedom Specialty Insurance Company

Harleysville Group Inc.

Harleysville Insurance Co. of New York

Harleysville Insurance Company

Harleysville Insurance Company of New Jersey

Harleysville Lake States Insurance Company

Harleysville Life Insurance Company

Harleysville Preferred Insurance Company

Harleysville Worcester Insurance Company

Jefferson National Financial Corporation

Jefferson National Securities Corporation

Lone Star General Agency, Inc.

National Casualty Company

Nationwide Advantage Mortgage Company

Nationwide Affinity Insurance Company of America

Nationwide Agent Risk Purchasing Group. Inc.

Nationwide Agribusiness Insurance Company

Nationwide Assurance Company

Nationwide Cash Management Company

Nationwide Corporation

Nationwide Financial Assignment Company

Nationwide Financial General Agency, Inc.

Nationwide Financial Services, Inc.

Nationwide General Insurance Company

Nationwide Global Holdings, Inc.

Nationwide Indemnity Company

Nationwide Insurance Company of America

Nationwide Insurance Company of Florida

Nationwide Investment Services Corporation

Nationwide Life and Annuity Ins. Company

Nationwide Life Insurance Company

Nationwide Lloyds

Nationwide Property & Casualty Ins. Company

Nationwide Retirement Solutions, Inc.

Nationwide Sales Solutions, Inc.

Nationwide Trust Company, FSB

NBS Insurance Agency, Inc.

NFS Distributors, Inc.

NWD Investment Management, Inc.

Registered Investment Advisors Services, Inc.

Scottsdale Indemnity Company

Scottsdale Insurance Company

Scottsdale Surplus Lines Insurance Company

THI Holdings (Delaware), Inc.

Titan Insurance Company

Titan Insurance Services, Inc.

Veterinary Pet Insurance Company

Victoria Fire & Casualty Company

Victoria National Insurance Company

Victoria Select Insurance Company

VPI Services, Inc.

The method of allocation among the companies is based upon separate return calculations with current benefit for tax losses and credits utilized in the consolidated return.

The Company did not have any protective tax deposits under Section 6603 of the Internal Revenue Code as of December 31, 2020 and 2019.

The Company does not have any tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

(9)	Short-Term Debt and Federal Home Loan Bank Funding Agreement

Short-Term Debt

The following table summarizes the carrying value of short-term debt and weighted average annual interest rates, as of the dates indicated:

	December 31,
(in millions)	2020	2019
$750 million commercial paper program (0.00%)	$-	$200
Accrued interest payable	3	3
Total short-term debt	$3	$203

The Company participates in a commercial paper program with a limit of $750 million. The rating agency guidelines recommend that the Company maintain minimum liquidity backup, which includes cash and liquid assets, as well as committed bank lines, equal to 50% of any amounts outstanding under the commercial paper program. The commercial paper will not be redeemed prior to maturity or be subject to voluntary prepayment. Proceeds from the sale of the commercial paper will be used to meet working capital requirements and for general corporate purposes, including the funding of acquisitions.

As of December 31, 2019, the Company had access to borrow up to $300 million from the FHLB to provide financing for operations that expired on March 22, 2020. In March 2020, the Company renewed the agreement with the FHLB until March 19, 2021. The Company had $4.3 billion and $4.0 billion in eligible collateral and no amounts outstanding under the agreement as of December 31, 2020 and 2019, respectively. In February 2021, the Company terminated this agreement and entered into a new agreement with the FHLB, which expires February 4, 2022, that allows the Company and NLAIC access to collectively borrow up to $1.1 billion in the aggregate, which would be collateralized by pledged securities.

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. The maximum amount available under the agreement is $350 million. The borrowing rate on this program is equal to one-month U.S. LIBOR. The Company had no amounts outstanding under this agreement as of December 31, 2020 and 2019.

The terms of certain debt instruments contain various restrictive covenants, including, but not limited to, minimum statutory surplus defined in the agreements. The Company was in compliance with all covenants as of December 31, 2020 and 2019.

The amount of interest paid on short-term debt was immaterial in 2020, 2019 and 2018.

Federal Home Loan Bank Funding Agreements

The Company is a member of the FHLB. Through its membership, the FHLB established the Company’s capacity for short-term borrowings and cash advances under the funding agreement program at up to 50% of total admitted assets.

The Company’s Board of Directors has authorized the issuance of funding agreements up to $4.0 billion to the FHLB, shared between the Company and NLAIC, in exchange for cash advances, which are collateralized by pledged securities. The Company uses these funds in an investment spread strategy, consistent with its other investment spread operations. As such, the Company applies SSAP No. 52, Deposit-Type Contracts, accounting treatment to these funds, consistent with its other deposit-type contracts. It is not part of the Company’s strategy to utilize these funds for operations, and any funds obtained from the FHLB for use in general operations would be accounted for consistent with SSAP No. 15, Debt and Holding Company Obligations, as borrowed money. Membership requires the Company to purchase and hold a minimum amount of FHLB capital stock plus additional stock based on outstanding advances. The Company has $30 million in membership stock as of December 31, 2020 and 2019. As part of the agreement, the Company purchased and held an additional $58 million and $53 million in activity stock as of December 31, 2020 and 2019, respectively, which is included in the general account in stocks on the statutory statements of admitted assets, liabilities, capital and surplus. The Company’s liability for advances from the FHLB was $2.1 billion and $1.8 billion as of December 31, 2020 and 2019, respectively, which is included in future policy benefits and claims on the statutory statements of admitted assets, liabilities, capital and surplus. The advances were collateralized by bonds and mortgage loans with carrying values of $2.4 billion (1.5% of total admitted assets) as of December 31, 2020 and $2.2 billion (1.4% of total admitted assets) as of December 31, 2019, which are included in the general account in bonds and mortgage loans on the statutory statements of admitted assets, liabilities, capital and surplus.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

(10)	Surplus Notes

The following table summarizes the carrying value of surplus notes issued by the Company to NFS, as of the dates indicated:

(in millions)
Date issued	Interest rate	Par value	Carrying value	Interest and/ or principal paid in current year	Total interest and/ or principal paid	Unapproved interest and/ or principal	Date of maturity
December 31, 2020
12/19/2001	7.50%	$300	$300	$22	$428	$-	12/31/2031
6/27/2002	8.15%	300	300	25	448	-	6/27/2032
12/23/2003	6.75%	100	100	7	112	-	12/23/2033
12/20/2019	4.21%	400	400	17	17	-	12/19/2059
Total		$1,100	$1,100	$71	$1,005	$-

December 31, 2019
12/19/2001	7.50%	$300	$300	$23	$406	$-	12/31/2031
6/27/2002	8.15%	300	300	24	423	-	6/27/2032
12/23/2003	6.75%	100	100	7	105	-	12/23/2033
12/20/2019	4.21%	400	400	-	-	-	12/19/2059
Total		$1,100	$1,100	$54	$934	$-

The surplus notes were issued in accordance with Section 3901.72 of the Ohio Revised Code. The principal and interest on these surplus notes shall not be a liability or claim against NLIC, or any of its assets, except as provided in Section 3901.72 of the Ohio Revised Code. The Department must approve interest and principal payments before they are paid.

(11)	Reinsurance

The Company has a 100% coinsurance agreement with funds withheld with Eagle to cede specified GMDB and GLWB obligations provided under substantially all of the variable annuity contracts issued and to be issued by NLIC. While the GMDB and GLWB contract riders are ceded by NLIC to Eagle, the base annuity contracts and any non-reinsured risks will be retained by NLIC.

Amounts ceded to Eagle during 2020, 2019 and 2018 included premiums of $627 million, $529 million and $506 million, respectively, benefits and claims, net of third party reinsurance recoveries of $23 million, $17 million, and $14 million respectively, net investment earnings on funds withheld assets of $49 million, $33 million and $20 million, respectively, and an expense allowance for third party reinsurance premiums of $1 million, $1 million and $1 million, respectively. As of December 31, 2020 and 2019, the carrying value of the funds withheld assets was $965 million and $795 million, respectively, which consists of bonds and short-term investments that had a carrying value of $856 million and $722 million, respectively, and mortgage loans that had a carrying value of $108 million and $73 million, respectively. As of December 31, 2020 and 2019, the Company’s reserve credit for guaranteed benefits ceded under the reinsurance agreement was $65 million and $275 million, respectively. Amounts payable to Eagle related to the reinsurance agreement were $402 million and $248 million as of as of December 31, 2020 and December 31, 2019, respectively.

The Company has a reinsurance agreement with NMIC whereby nearly all of the Company’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of the Company’s agreement, the investment risk associated with changes in interest rates is borne by the reinsurer. Risk of asset default is retained by the Company, although a fee is paid to the Company for the retention of such risk. The ceding of risk does not discharge the Company, as the original insurer, from its primary obligation to the policyholder. Amounts ceded to NMIC include revenues of $281 million, $279 million and $257 million for the years ended December 31, 2020, 2019 and 2018, respectively, while benefits, claims and expenses ceded were $260 million, $273 million and $237 million, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The Company has an intercompany reinsurance agreement with NLAIC whereby certain inforce and subsequently issued fixed individual deferred annuity contracts are assumed on a modified coinsurance basis. Under modified coinsurance agreements, the ceding company retains invested assets and investment earnings are paid to the reinsurer. Under terms of the agreement, the Company bears the investment risk associated with changes in interest rates. Risk of asset default remains with NLAIC, and the Company pays a fee to NLAIC for the retention of such risk. The agreement will remain inforce until all contract obligations are settled. The ceding of risk does not discharge the original insurer from its primary obligation to the contractholder. Amounts assumed from NLAIC are included in the Company’s statutory statement of operations for 2020, 2019 and 2018 and include premiums of $12 million, $14 million and $14 million, respectively, net investment income of $46 million, $49 million and $58 million, respectively, and benefits, change in reserves and other expenses of $171 million, $251 million and $358 million, respectively. The reserve adjustment for 2020, 2019 and 2018 of $(172) million, $(246) million and $(352) million, respectively, represents changes in reserves related to this fixed block of business, offset by investment earnings on the underlying assets. Policy reserves assumed under this agreement totaled $1.1 billion and $1.2 billion as of December 31, 2020 and 2019, respectively, and amounts payable related to this agreement were $8 million and $0.4 million, respectively.

The Company has an intercompany reinsurance agreement with NLAIC whereby certain variable universal life insurance, whole life insurance and universal life insurance policies are assumed on a modified coinsurance basis. Total policy reserves under this treaty were $37 million and $39 million as of December 31, 2020 and 2019, respectively. Total premiums assumed under this treaty were $8 million, $11 million and $8 million during 2020, 2019 and 2018, respectively.

The Company has an intercompany reinsurance agreement with NLAIC whereby a certain life insurance contract is assumed on a 100% coinsurance basis. Policy reserves assumed under this agreement totaled $158 million and $157 million as of December 31, 2020 and 2019, respectively.

The Company has entered into reinsurance contracts to cede a portion of its individual annuity and life insurance business to unrelated reinsurers. Total reserve credits taken as of December 31, 2020 and 2019 were $420 million and $438 million, respectively. The three largest contracts are with Security Benefit Life Insurance Company (“SBL”), SCOR Global Life Americas Reinsurance (“SGLAR”), and Security Life of Denver Insurance Company (“SLD”) as of December 31, 2020. Total reserve credits taken on these contracts as of December 31, 2020 and 2019 totaled $100 million and $90 million for each year, from SBL, $44 million and $0, respectively, from SGLAR and $36 million and $41 million, respectively, from SLD. The ceding of risk does not relieve the Company, as the original insurer, from its primary obligation to the policyholder. Under the terms of the contracts, SBL has established a trust as collateral for the recoveries, whereby the trust assets are invested in investment grade securities, the fair value of which must at all times be greater or equal to 100% of the reinsured reserves.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

(12)	Transactions with Affiliates

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, office space cost sharing arrangements, and agreements related to reinsurance, cost sharing, tax sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. In addition, several benefit plans sponsored by NMIC are available to Nationwide employees, for which the Company has no legal obligations. Measures used to determine the allocation among companies includes individual employee estimates of time spent, special cost studies, the number of full-time employees and other methods agreed to by the participating companies.

In addition, Nationwide Services Company, LLC (“NSC”), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed pursuant to the Enterprise Cost Sharing Agreement. For the years ended December 31, 2020, 2019 and 2018, the Company was allocated costs from NMIC and NSC totaling $281 million, $220 million and $235 million, respectively.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $3.7 billion, $3.5 billion and $3.4 billion as of December 31, 2020, 2019 and 2018, respectively. Total revenues from these contracts were $122 million, $120 million and $119 million for the years ended December 31, 2020, 2019 and 2018, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances were $115 million, $112 million and $107 million for the years ended December 31, 2020, 2019 and 2018, respectively.

The Company may underwrite insurance policies for its officers, directors, and/or other personnel providing services to the Company. The Company may offer discounts on certain products that are subject to applicable state insurance laws and approvals.

Under the Enterprise Cost Sharing Agreement, the Company has a cost sharing arrangement with NMIC to occupy office space. For the years ended December 31, 2020, 2019 and 2018, the Company was allocated costs from NMIC of $13 million, $11 million and $10 million, respectively.

The Company receives an annual fee payable from the Tax Credit Funds, for which it is a guarantor and Managing Member, for its services in connection with the oversight of the performance of the Investee Partnerships and the compliance by their managing members and managing agents thereof with the provisions of the various operating level agreements and applicable laws. The Company earned $2 million for the years ended December 31, 2020, 2019 and 2018.

Funds of Nationwide Funds Group (“NFG”), a group of Nationwide businesses that develops, sells and services mutual funds, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2020, 2019 and 2018, customer allocations to NFG funds totaled $69.2 billion, $66.8 billion and $60.7 billion, respectively. For the years ended December 31, 2020, 2019 and 2018, NFG paid the Company $229 million, $227 million and $227 million, respectively, for the distribution and servicing of these funds.

Amounts on deposit with NCMC for the benefit of the Company were $551 million and $616 million as of December 31, 2020 and 2019, respectively. As of December 31, 2020, amounts on deposit with NCMC were comprised of $547 million of cash equivalents, with remaining amounts in short-term investments.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the years ended December 31, 2020, 2019 and 2018 was $69 million, $71 million and $72 million, respectively.

The Company provides financing to Nationwide Realty Investors, LTD, a subsidiary of NMIC with interest rates ranging from 3.3% to 5.0% and maturity dates ranging from January 2022 to June 2041. As of December 31, 2020 and 2019, the Company had mortgage loans outstanding of $414 million and $348 million, respectively.

The Company also participates in intercompany repurchase agreements with affiliates whereby the seller transfers securities to the buyer at a stated value. Upon demand or after a stated period, the seller repurchases the securities from the buyer at the original sales price plus interest. As of December 31, 2020 and 2019, the Company had no outstanding borrowings from affiliated entities under such agreements. During 2020 and 2019, there was no outstanding borrowings from affiliated entities at any given time. The amount the Company incurred for interest expense on intercompany repurchase agreements during 2020, 2019 and 2018 were immaterial.

During 2020, 2019 and 2018, the Company received capital contributions of $0, $600 million and $435 million, respectively, from NFS.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

During 2020, the Company sold securities of $59 million to Nationwide Mutual Fire Insurance Company for cash, which resulted in a realized loss of $2 million.

During 2020, 2019 and 2018, the Company paid capital contributions of $500 million, $400 million and $565 million, respectively, to NLAIC.

On February 11, 2020, the Company entered into an unsecured promissory note and revolving line of credit with JNLNY whereby JNLNY can borrow up to $5 million. As of December 31, 2020, no amounts were drawn on the note.

On November 21, 2019, NFS and the Company entered into a promissory note, where the Company borrowed $386 million from NFS at 1-month LIBOR plus 0.785%. This note was fully repaid on December 20, 2019.

During 2018, NLAIC borrowed $340 million from the Company at interest rates ranging from 3-month LIBOR plus 0.785% to 3.57% with maturity dates ranging from January 16, 2019 to March 21, 2019. During 2019, NLAIC made payments of principal and interest and, as of March 21, 2019, the promissory notes were repaid in full.

Pursuant to financial support agreements, the Company has agreed to provide NLAIC and JNLIC with the minimum capital and surplus required by each state in which NLAIC and JNLIC does business. These agreements do not constitute the Company as guarantor of any obligation or indebtedness of NLAIC or JNLIC or provide any creditor of NLAIC or JNLIC with recourse to or against any of the assets of the Company.

Eagle’s surplus position is evaluated quarterly to determine if an additional surplus contribution is required from the Company or if a distribution to the Company can be declared as of each quarter end.

During 2020 and 2019, the Company made surplus contributions to Eagle. On March 31, 2020 and April 17, 2020, the Company made surplus contributions to Eagle of $555 million and $50 million, respectively. On October 17, 2019, the Company made a surplus contribution to Eagle of $9 million.

During 2020 and 2019 Eagle declared distributions to the Company based on their earned surplus position. On February 10, 2021, the Company received a dividend distribution of $292 million from Eagle that was declared on December 31, 2020. The dividend receivable was recorded in accrued investment income on the December 31, 2020 statutory statement of admitted assets, liabilities, capital and surplus. On November 10, 2020 the Company received a total distribution of $267 million from Eagle that was declared on September 30, 2020 and consisted of a return of contributed surplus of $184 million and a dividend of $83 million. On August 10, 2020 the Company received a return of contributed surplus distribution of $421 million from Eagle that was declared on June 30, 2020. On February 10, 2020, the Company received a total distribution of $180 million from Eagle that was declared on December 31, 2019 and consisted of a return of contributed surplus of $9 million and a dividend of $171 million. The return of contributed surplus was recorded in other assets and the dividend receivable was recorded in accrued investment income on the December 31, 2019 statutory statement of admitted assets, liabilities, capital and surplus. On August 9, 2019, the Company received a dividend distribution of $41 million from Eagle that was declared on June 28, 2019. On May 10, 2019, the Company received a total distribution of $212 million from Eagle that was declared on March 26, 2019 and consisted of a return of contributed surplus of $190 million and a dividend of $22 million.

The Company utilizes the look-through approach in valuing its investment in Nationwide Real Estate Investors (NLIC), LLC (“NW REI (NLIC)”), a subsidiary of NMIC, at $90 million and $69 million as of December 31, 2020 and 2019, respectively. NW REI (NLIC)’s financial statements are not audited and the Company has limited the value of its investment in NW REI (NLIC) to the value contained in the audited statutory financial statements of the underlying investments. All liabilities, commitments, contingencies, guarantees or obligations of the NW REI (NLIC), which are required under applicable accounting guidance, are reflected in the Company’s determination of the carrying value of the investment in NW REI (NLIC), if not already recorded in the financial statements of NW REI (NLIC).

(13) Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial condition.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.

Guarantees

In accordance with SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets, for all guarantees made to or on behalf of wholly-owned subsidiaries, no initial liability recognition has been made and there is no net financial statement impact related to these guarantees.

The contractual obligations under NLAIC’s single premium deferred annuity (“SPDA”) contracts in force and issued before September 1, 1988 are guaranteed by the Company. Total SPDA contracts affected by this guarantee in force as of December 31, 2020 and 2019 were approximately $8 million and $9 million, respectively.

The Company has guaranteed the obligations and liabilities of NISC, including, without limitation, the full and prompt payment of all accounts payable to any party now or in the future. If for any reason NISC fails to satisfy any of its obligations, the Company will cause such obligation, loss or liability to be fully satisfied.

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third-party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

(14)	Regulatory Risk-Based Capital, Dividend Restrictions and Unassigned Surplus

The NAIC Risk-Based Capital (“RBC”) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio, where the Company is domiciled, imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. The Company exceeded the minimum RBC requirements for all periods presented.

The State of Ohio insurance laws require insurers to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding twelve months, exceeds the greater of (i) 10% of statutory-basis capital and surplus as of the prior December 31 or (ii) the statutory-basis net income of the insurer for the prior year. During the years ended December 31, 2020, 2019 and 2018, the Company did not pay any dividends to NFS. The Company’s statutory capital and surplus as of December 31, 2020, was $9.1 billion and statutory net income for 2020 was $487 million. As of January 1, 2021, the Company has the ability to pay dividends to NFS totaling $911 million without obtaining prior approval.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned capital and surplus. Earned capital and surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder capital and surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its stockholders.

The Company currently does not expect such regulatory requirements to impair the ability to pay operating expenses and dividends in the future.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I     Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2020:

(in millions)	Column A	Column B	Column C	Column D
	Type of investment	Cost	Fair value	Amount at which is shown in the statutory statements of admitted assets, liabilities, capital and surplus
	Bonds:
	U.S. Treasury securities and obligations of U.S. government corporations	$2	$2	$2
	U.S. government and agencies	120	150	120
	Obligations of states and political subdivisions	3,323	3,988	3,323
	Foreign governments	63	71	63
	Public utilities	3,784	4,280	3,790
	All other corporate, mortgage-backed and asset-backed securities	29,876	33,319	29,909
	Total fixed maturity securities	$37,168	$41,810	$37,207
	Equity securities:
	Common Stocks:
	Banks, trust and insurance companies	30	33	33
	Industrial, miscellaneous and all other	113	109	109
	Nonredeemable preferred stocks	97	109	97
	Total equity securities[1]	$240	$251	$239
	Mortgage loans[2]	7,831		7,783
	Short-term investments	461		461
	Policy loans	888		888
	Other long-term investments[3]	950		950
	Total invested assets	$47,538		$47,528
1	Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investments in related parties of $2.6 billion are excluded.
2	Difference from Column B is attributable to valuation allowances on mortgage loans (see Note 5 to the audited statutory financial statements).
3

Includes derivatives, securities lending reinvested collateral assets and other invested assets. Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investments in related parties of $157 million are excluded.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III    Supplementary Insurance Information

As of December 31, 2020, 2019 and 2018 and for each of the years then ended (in millions):

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs[1]	Future policy benefits, losses, claims and loss expenses	Unearned premiums[2]	Other policy claims and benefits payable[2]	Premium revenue
2020
Life Insurance		$5,204			$394
Annuities		7,837			3,443
Retirement Solutions		22,362			5,939
Corporate Solutions and Other		5,599			861

Total		$41,002			$10,637
2019
Life Insurance		$5,125			$413
Annuities		7,955			4,202
Retirement Solutions		20,781			4,324
Corporate Solutions and Other		5,278			1,229

Total		$39,139			$10,168

2018
Life Insurance		$5,087			$410
Annuities		7,934			3,868
Retirement Solutions		19,646			4,095
Corporate Solutions and Other		5,670			1,456

Total		$38,337			$9,829

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income[3]	Benefits, claims, losses and settlement expenses[4]	Amortization of deferred policy acquisition costs[1]	Other operating expenses	Premiums written
2020
Life Insurance	$247	$772		$123
Annuities	338	7,539		55
Retirement Solutions	843	8,258		131
Corporate Solutions and Other	679	717		135

Total	$2,107	$17,286		$444

2019
Life Insurance	$262	$807		$133
Annuities	319	8,460		57
Retirement Solutions	824	6,539		122
Corporate Solutions and Other	569	1,151		105

Total	$1,974	$16,957		$417

2018
Life Insurance	$270	$744		$154
Annuities	319	8,203		48
Retirement Solutions	798	5,656		132
Corporate Solutions and Other	540	764		64

Total	$1,927	$15,367		$398

1	Deferred policy acquisition costs and amortization of deferred policy acquisition costs are not applicable for statutory basis of accounting.
2	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
3

Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates and reported segment operating results would change if different methods were applied.

4	Benefits to policyholders and beneficiaries, reserves for future policy benefits and claims and commissions are included in Column H amounts.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV     Reinsurance

As of December 31, 2020, 2019 and 2018 and each of the years then ended:

(in millions)
Column A	Column B	Column C	Column D	Column E
		Ceded to	Assumed
	Gross	other	from other	Net
	amount	companies	companies	amount
2020
Life insurance in force	$146,855	$(31,055)	$686	$116,486
Premiums:
Life Insurance[1]	$1,378	$(133)	$8	$1,253
Accident and health insurance	441	(440)	-	1
Total	$1,819	$(573)	$8	$1,254

2019
Life insurance in force	$146,044	$(31,691)	$728	$115,081
Premiums:
Life Insurance[1]	$1,761	$(661)	$10	$1,110
Accident and health insurance	444	(445)	2	1
Total	$2,205	$(1,106)	$12	$1,111

2018
Life insurance in force	$141,650	$(32,380)	$788	$110,058
Premiums:
Life Insurance[1]	$1,985	$(130)	$8	$1,863
Accident and health insurance	289	(373)	85	1
Total	$2,274	$(503)	$93	$1,864
1	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V     Valuation and Qualifying Accounts

Years ended December 31, 2020, 2019 and 2018:

(in millions)
Column A	Column B	Column C	Column D	Column E
	Balance at	Charged to		Balance at
	beginning	costs and		end of
Description	of period	expenses	Deductions[1]	period
2020
Valuation allowances - mortgage loans	$34	$14	$-	$48

2019
Valuation allowances - mortgage loans	$25	$9	$-	$34

2018
Valuation allowances - mortgage loans	$23	$2	$-	$25
1	Amounts generally represent recoveries, payoffs and sales.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

PART C. OTHER INFORMATION
Item 26. Exhibits
a)	Board of Directors Resolutions –
1)	Resolution adopted by the Board of Directors of Provident Mutual Life Insurance Company authorizing establishment of the Provident Mutual Variable Growth Separate Account, Provident Mutual Variable Money Market Separate Account, Provident Mutual Variable Bond Separate Account, Provident Mutual Variable Managed Separate Account, and Provident Mutual Variable Zero Coupon Bond Separate Account. Incorporated herein by reference to corresponding exhibits to post-effective amendment number 18 to the Form S-6 registration statement (File No. 033-02625) for Provident Mutual Life Insurance Company filed on May 1, 1998.
2)	Resolution of the Board of Directors of Provident Mutual Life Insurance Company establishing the Provident Mutual Variable Aggressive Growth Separate Account. Incorporated herein by reference to corresponding exhibits to post-effective amendment number 18 to the Form S-6 registration statement (File No. 033-02625) for Provident Mutual Life Insurance Company filed on May 1, 1998.
3)	Resolution of the Board of Directors of Provident Mutual Life Insurance Company establishing the Provident Mutual Variable International Separate Account. Incorporated herein by reference to corresponding exhibits to post-effective amendment number 18 to the Form S-6 registration statement (File No. 033-02625) for Provident Mutual Life Insurance Company filed on May 1, 1998.
4)	Resolution of the Board of Directors of Provident Mutual Life Insurance Company establishing the Provident Mutual Variable Separate Account. Incorporated herein by reference to corresponding exhibits to post-effective amendment number 18 to the Form S-6 registration statement (File No. 033-02625) for Provident Mutual Life Insurance Company filed on May 1, 1998.
5)	Resolution of the Board of Directors of Provident Mutual Life Insurance Company Approving Creation of Additional Subaccounts of Provident Mutual Variable Separate Account. Incorporated herein by reference to corresponding exhibits to post-effective amendment number 18 to the Form S-6 registration statement (File No. 033-02625) for Provident Mutual Life Insurance Company filed on May 1, 1998.
6)	Resolution of the Board of Directors of Provident Mutual Life Insurance Company Approving Creation of additional Subaccounts of Provident Mutual Variable Separate Account. Incorporated herein by reference to corresponding exhibits to post-effective amendment number 18 to the Form S-6 registration statement (File No. 033-02625) for Provident Mutual Life Insurance Company filed on May 1, 1998.
7)	Resolution of the Board of Directors of Provident Mutual Life Insurance Company Approving Creation of Additional Subaccounts of Provident Mutual Variable Life Separate Account. Incorporated herein by reference to corresponding exhibits to post-effective amendment number 1 to the Form S-6 registration statement (File No. 333-71763) for Provident Mutual Life Insurance Company, filed on April 25, 2000.
8)	Resolution of the Board of Directors of Provident Mutual Life Insurance Company Approving Reorganization of the Provident Mutual Variable Growth Separate Account, Provident Mutual Variable Money Market Separate Account, Provident Mutual Variable Bond Separate Account, Provident Mutual Variable Zero Coupon Bond Separate Account, Provident Mutual Variable Aggressive Growth Separate Account, Provident Mutual Variable International Separate Account, Provident Mutual Variable Separate Account. Incorporated herein by reference to corresponding exhibits to post-effective amendment number 1 to the Form S-6 registration statement (File No. 333-71763) for Provident Mutual Life Insurance Company, filed on April 25, 2000.
9)	Resolution of the Board of Directors of Provident Mutual Life Insurance Company authorizing the filing of Registration Statements and Post-Effective Amendments. Incorporated herein by reference to corresponding exhibits to the initial filing of the Form N-4 registration statement (File No. 333-58308) for Provident Mutual Life Insurance Company, filed on April 5, 2001.
10)	Resolution of the Board of Directors of Provident Mutual Life Insurance Company Approving Creation of Additional Subaccounts of Provident Mutual Variable Life Separate Account. Incorporated herein by reference to corresponding exhibits to post-effective amendment number 5 to the Form S-6 registration statement (File No. 333-71763) for Provident Mutual Life Insurance Company, filed on April 19, 2002.

11)	Resolution of the Board of Directors of Nationwide Life Insurance Company of America Approving Creation of Additional Subaccounts of Nationwide Provident VLI Separate Account 1. Incorporated herein by reference to corresponding exhibits to pre-effective amendment number 1 to the Form N-6 registration statement (File No. 333-98629) for Nationwide Life Insurance Company of America, filed on December 16, 2002.
b)	Custodian Agreements – Not applicable.
c)	Underwriting Contracts –
1)	Underwriting Agreement among Nationwide Life Insurance Company of America, Nationwide Life and Annuity Company of America, Nationwide Investment Services Corporation, and Nationwide Provident Variable Separate Accounts. Incorporated herein by reference to corresponding exhibits to post-effective amendment number 16 to the Form N-6 registration statement (File No. 333-71763) for Nationwide Life Insurance Company of America, filed on April 29, 2009.
2)	Distribution Agreement by and among Nationwide Life Insurance Company of America, Nationwide Life and Annuity Company of America, and 1717 Capital Management Company. Incorporated herein by reference to document "exhibitc2.htm" to initial registration statement (File No. 333-164120) for Nationwide Life Insurance Company, filed on January 4, 2010.
3)	Assignment and Assumption of Distributor's Interest Under Distribution Agreement by and between Nationwide Securities, LLC and Nationwide Investment Services Corporation. Incorporated herein by reference to document "exhibitc3.htm" to initial registration statement (File No. 333-164120) for Nationwide Life Insurance Company, filed on January 4, 2010.
d)	Contracts –
1)	Individual Flexible Premium Adjustable Variable Life Insurance Policy (Form VL101). Incorporated herein by reference to corresponding exhibits to post-effective amendment number 5 to the Form N-4 registration statement (File No. 033-65512) for Provident Mutual Life and Annuity Company of America filed on May 1, 1998.
2)	Children's Term Rider (Form C306). Incorporated herein by reference to corresponding exhibits to post-effective amendment number 5 to the Form N-4 registration statement (File No. 033-65512) for Provident Mutual Life and Annuity Company of America filed on May 1, 1998.
3)	Convertible Term Life Rider (Form C308). Incorporated herein by reference to corresponding exhibits to post-effective amendment number 11 to the Form S-6 registration statement (File No. 033-42133) for Provident Mutual Life Insurance Company filed on May 1, 1998.
4)	Extension of Final Policy Date Rider (Form C822). Incorporated herein by reference to corresponding exhibits to post-effective amendment number 11 to the Form S-6 registration statement (File No. 033-42133) for Provident Mutual Life Insurance Company filed on May 1, 1998.
5)	Section 403(b) Rider (C827). Incorporated herein by reference to corresponding exhibits to post-effective amendment number 11 to the Form S-6 registration statement (File No. 033-42133) for Provident Mutual Life Insurance Company filed on May 1, 1998.
6)	Change of Insured Rider (Form C901). Incorporated herein by reference to corresponding exhibits to post-effective amendment number 11 to the Form S-6 registration statement (File No. 033-42133) for Provident Mutual Life Insurance Company filed on May 1, 1998.
7)	Disability Waiver Benefit Rider (Form R1901). Incorporated herein by reference to corresponding exhibits to post-effective amendment number 5 to the Form N-4 registration statement (File No. 033-65512) for Provident Mutual Life and Annuity Company of America filed on May 1, 1998.
8)	Disability Waiver of Premium Benefit Rider (Form C903). Incorporated herein by reference to corresponding exhibits to post-effective amendment number 5 to the Form N-4 registration statement (File No. 033-65512) for Provident Mutual Life and Annuity Company of America filed on May 1, 1998.
9)	Accelerated Death Benefit Rider (C/D904). Incorporated herein by reference to corresponding exhibits to post-effective amendment number 18 to the Form S-6 registration statement (File No. 033-02625) for Provident Mutual Life Insurance Company filed on May 1, 1998.

10)	Guaranteed Minimum Death Benefit Rider (Form C320). Incorporated herein by reference to corresponding exhibits to post-effective amendment number 18 to the Form S-6 registration statement (File No. 033-55470) for Provident Mutual Life Insurance Company, filed on May 1, 1998.
11)	Additional Insurance Benefit Rider (R2308). Incorporated herein by reference to corresponding exhibits to pre-effective amendment number 1 to the Form S-6 registration statement (File No. 333-67775) for Provident Mutual Life and Annuity Company of America, filed on March 4, 1999.
12)	Long Term Care Acceleration Benefit Rider (Form R1100). Incorporated herein by reference to corresponding exhibits to post-effective amendment number 2 to the Form S-6 registration statement (File No. 333-71763) for Provident Mutual Life Insurance Company, filed on February 8, 2001.
13)	Long Term Care Extended Insurance Benefit Rider (Form R1102). Incorporated herein by reference to corresponding exhibits to post-effective amendment number 2 to the Form S-6 registration statement (File No. 333-71763) for Provident Mutual Life Insurance Company, filed on February 8, 2001.
14)	Long Term Care Waiver Benefit Rider (Form R1101). Incorporated herein by reference to corresponding exhibits to post-effective amendment number 2 to the Form S-6 registration statement (File No. 333-71763) for Provident Mutual Life Insurance Company, filed on February 8, 2001.
15)	Accelerated Death Benefit Rider (Form R1904). Incorporated herein by reference to corresponding exhibits to post-effective amendment number 2 to the Form S-6 registration statement (File No. 333-71763) for Provident Mutual Life Insurance Company, filed on February 8, 2001.
e)	Applications –
1)	Form of Application (Form A3 and Form A4). Incorporated herein by reference to corresponding exhibits to post-effective amendment number 2 to the Form S-6 registration statement (File No. 333-67775) for Provident Mutual Life and Annuity Company of America, filed on April 24, 2000.
2)	Supplemental Application for Flexible Premium. Incorporated herein by reference to corresponding exhibits to post-effective amendment number 11 to the Form S-6 registration statement (File No. 033-42133) for Provident Mutual Life Insurance Company filed on May 1, 1998.
3)	Initial Allocation Selection. Incorporated herein by reference to corresponding exhibits to post-effective amendment number 18 to the Form S-6 registration statement (File No. 033-02625) for Provident Mutual Life Insurance Company filed on May 1, 1998.
4)	Supplemental Application for Long Term Care Benefits (A624.01). Incorporated herein by reference to corresponding exhibits to post-effective amendment number 2 to the Form S-6 registration statement (File No. 333-71763) for Provident Mutual Life Insurance Company, filed on February 8, 2001.
5)	Initial Allocation Schedule (A64 1.03). Incorporated herein by reference to corresponding exhibits to post-effective amendment no. 7 to the Form N-6 registration statement (File No. 333-71763) for Nationwide Life Insurance Company of America, filed on April 24, 2003.
f)	Depositor's Certificate of Incorporation and By-Laws –
1)	Amended Articles of Incorporation for Nationwide Life Insurance Company. Incorporated herein by reference to document "exhibitf1.htm" to initial registration statement (File No. 333-164120) for Nationwide Life Insurance Company, filed on January 4, 2010.
2)	Amended and Restated Code of Regulations of Nationwide Life Insurance Company. Incorporated herein by reference to document "exhibitf2.htm" to initial registration statement (File No. 333-164120) for Nationwide Life Insurance Company, filed on January 4, 2010.
3)	Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009. Incorporated herein by reference to document "exhibitf3.htm" to initial registration statement (File No. 333-164120) for Nationwide Life Insurance Company, filed on January 4, 2010.
g)	Reinsurance Contracts –
1)	Single Life Permanent Pool (ERC). Incorporated herein by reference to corresponding exhibits to pre-effective amendment number 1 to the Form N-6 registration statement (File No. 333-98629) for Nationwide Life Insurance Company of America, filed on December 16, 2002.

2)	Single Life Permanent Pool (RGA). Incorporated herein by reference to corresponding exhibits to pre-effective amendment number 1 to the Form N-6 registration statement (File No. 333-98629) for Nationwide Life Insurance Company of America, filed on December 16, 2002.
3)	Automatic and Facultative YRT Reinsurance Agreement between Provident Mutual Life Insurance Company, Provident Mutual Life and Annuity Company of America, and RGA Reinsurance Company. Incorporated herein by reference to corresponding exhibits to pre-effective amendment number 1 to the Form N-6 registration statement (File No. 333-98629) for Nationwide Life Insurance Company of America, filed on December 16, 2002.
4)	Addendum to the Automatic and Facultative Reinsurance Agreement between Provident Mutual Life Insurance Company, Provident Mutual Life and Annuity Company of America, and RGA Reinsurance Company. Incorporated herein by reference to corresponding exhibits to pre-effective amendment number 1 to the Form N-6 registration statement (File No. 333-98629) for Nationwide Life Insurance Company of America, filed on December 16, 2002.
5)	Automatic Reinsurance Agreement No. 2727 between Provident Mutual Life Insurance Company and Phoenix Home Life Mutual Insurance Company. Incorporated herein by reference to corresponding exhibits to pre-effective amendment number 1 to the Form N-6 registration statement (File No. 333-98629) for Nationwide Life Insurance Company of America, filed on December 16, 2002.
6)	Amendment Number 3 to the Reinsurance Agreement No. 2727 between Provident Mutual Life Insurance Company and ERC Life Reinsurance Corporation. Incorporated herein by reference to corresponding exhibits to pre-effective amendment number 1 to the Form N-6 registration statement (File No. 333-98629) for Nationwide Life Insurance Company of America, filed on December 16, 2002.
7)	Amendment Number 4 to the Reinsurance Agreement No. 2727 between Provident Mutual Life Insurance Company and ERC Life Reinsurance Corporation. Incorporated herein by reference to corresponding exhibits to pre-effective amendment number 1 to the Form N-6 registration statement (File No. 333-98629) for Nationwide Life Insurance Company of America, filed on December 16, 2002.
8)	Automatic Yearly Renewable Term Reinsurance Agreement No. P226-105 between Provident Mutual Life Insurance Company and General & Cologne Life Re of America. Incorporated herein by reference to corresponding exhibits to pre-effective amendment number 1 to the Form N-6 registration statement (File No. 333-98629) for Nationwide Life Insurance Company of America, filed on December 16, 2002.
9)	Automatic Yearly Renewable Term Reinsurance Agreement No. P226-106 between Provident Mutual Life Insurance Company and General & Cologne Life Re of America. Incorporated herein by reference to corresponding exhibits to pre-effective amendment number 1 to the Form N-6 registration statement (File No. 333-98629) for Nationwide Life Insurance Company of America, filed on December 16, 2002.
10)	YRT Agreement No. 5918-14 between Provident Mutual Life Insurance Company and AUSA Life Insurance Company, Inc. Incorporated herein by reference to corresponding exhibits to pre-effective amendment number 1 to the Form N-6 registration statement (File No. 333-98629) for Nationwide Life Insurance Company of America, filed on December 16, 2002.
11)	YRT Agreement No. 5918-15 between Provident Mutual Life Insurance Company and AUSA Life Insurance Company, Inc. Incorporated herein by reference to corresponding exhibits to pre-effective amendment number 1 to the Form N-6 registration statement (File No. 333-98629) for Nationwide Life Insurance Company of America, filed on December 16, 2002.
h)	Form of Participation Agreements –
The following fund participation agreements were previously filed and are hereby incorporated by reference.
1)	Fund Participation Agreement with AIM Variable Insurance Funds, AIM Advisors, Inc., and AIM Distributors dated January 6, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document aimfpa99h1.htm
2)	Fund Participation Agreement with Fred Alger Management, Inc., Fred Alger & Company, Incorporated. dated October 1, 2004 with the registration statement under 333-164118, post-effective amendment number 3 filed on April 26, 2011 as document algeramericanpfa.htm

3)	Fund Participation Agreement (Amended and Restated) with Alliance Capital Management L.P. and Alliance-Bernstein Investment Research and Management, Inc. dated June 1, 2003 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document alliancebernsteinfpa.htm
4)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc., as amended, dated September 15, 2004 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document amcentfpa99h2.htm
5)	Fund Participation Agreement with BlackRock (formerly FAM Distributors, Inc. and FAM Variable Series Funds, Inc.), as amended, dated April 13, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document blackrockfpa.htm
6)	Restated and Amended Fund Participation Agreement with The Dreyfus Corporation, as amended, dated January 27, 2000 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document dreyfusfpa99h3.htm
7)	Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp., as amended, dated April 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fedfpa99h4.htm
8)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V. dated May 1, 1988 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidifpa99h5.htm
9)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund II dated, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V. dated July 15, 1989 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiifpa99h6.htm
10)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund III dated, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V. dated November 22, 1994 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiiifpa99h7.htm
11)	Amended and Restated Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc., as amended, dated May 1, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document frankfpa99h8.htm
12)	Fund Participation Agreement, Service and Institutional Shares, with Janus Aspen Series dated December 31, 1999 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document janusfpa99h9a.htm
13)	Amended and Restated Fund Participation Agreement with MFS Variable Insurance Trust and Massachusetts Financial Services Company, as amended, dated February 1, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document mfsfpa99h11.htm
14)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company dated May 1, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document nwfpa99h12b.htm
15)	Fund Participation Agreement with Neuberger Berman Management Inc. dated January 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document neuberfpa99h13.htm
16)	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document oppenfpa99h14.htm

17)	Fund Participation Agreement with PIMCO Variable Insurance Trust and PIMCO Funds Distributors, LLC, as amended, dated March 28, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document pimcofpa.htm
18)	Fund Participation Agreement with Putnam Variable Trust and Putnam Retail Management, L.P. dated February 1, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document putnamfpa.htm
19)	Fund Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price Investment Services, Inc., as amended, dated October 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document trowefpa99h15.htm
20)	Fund Participation Agreement with The Universal Institutional Funds, Inc., Morgan Stanley & Co. Incorporated, and Morgan Stanley Investment Management, Inc., as amended, dated February 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document univfpa99h16.htm
21)	Fund Participation Agreement with Van Eck Investment Trust, Van Eck Associates Corporation, and Van Eck Securities Corporation, as amended, dated September 1, 1989 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document vaneckfpa.htm
22)	Fund Participation Agreement with Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation. dated February 28, 2008 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document vanguardfpa.htm
23)	Fund Participation Agreement with Waddell & Reed Services Company and Waddell & Reed, Inc, as amended, dated December 1, 2000 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document waddellreedfpa.htm
24)	Fund Participation Agreement with Wells Fargo Management, LLC, and Stephens, Inc., as amended, dated November 15, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document wellsfargofpa.htm
i)	Administrative Contracts – Not applicable.
j)	Other Material Contracts – Not applicable.
k)	Legal Opinion – Previously filed with registration statement (333-164120) on January 4, 2010, as document "exhibitk.htm" and hereby incorporated by reference.
l)	Actuarial Opinion – Not applicable.
m)	Calculations – Not applicable.
n)	Other Opinions –
1)	Consent of Independent Registered Public Accounting Firm – Attached hereto.
o)	Omitted Financial Statements – Not applicable.
p)	Initial Capital Agreements – Not applicable.
q)	Redeemability Exemption – Previously filed with registration statement (333-164120) on April 27, 2010, as document "item26q.htm" and hereby incorporated by reference.
99)	Power of Attorney – Attached hereto.
Item 27. Directors and Officers of the Depositor
The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215
President and Chief Operating Officer and Director	John L. Carter
Executive Vice President and Director	Mark R. Thresher
Executive Vice President - Chief Administrative Officer	Gale V. King
Executive Vice President - Chief Information Officer	James R. Fowler
Senior Vice President - Chief Financial Officer and Director	Timothy G. Frommeyer

Senior Vice President - Chief Financial Officer, Nationwide Financial and Director	Steven A. Ginnan
Senior Vice President - Individual Products & Solutions, Nationwide Annuity and Director	Eric S. Henderson
Senior Vice President - Investment Management Group - NF Strategic Customer Solutions	Tina S. Ambrozy
Senior Vice President - Marketing - Financial Services	Ann S. Bair
Senior Vice President - Head of Taxation	Pamela A. Biesecker
Senior Vice President - Chief Investment Officer	Joel L. Coleman
Senior Vice President - Nationwide Financial Services Legal	Rae Ann Dankovic
Senior Vice President - External Affairs	Steven M. English
Senior Vice President - Human Resources	Mia S. Hairston
Senior Vice President - Annuity Distribution	Craig A. Hawley
Senior Vice President and Treasurer	David LaPaul
Senior Vice President - IT Chief Financial Officer, Procurement & BTO	Kevin G. O'Brien
Senior Vice President - Corporate Solutions	Juan J. Perez
Senior Vice President - Retirement Plan Sales	Scott Ramey
Senior Vice President	Sandra L. Rich
Senior Vice President - Chief Technology Officer - Nationwide Financial	Michael A. Richardson
Senior Vice President - Nationwide Retirement Institute	Kristi L. Rodriguez
Senior Vice President - Chief Counsel - Emerging Businesses, Governance & Corporate Secretary	Denise L. Skingle
Senior Vice President - Nationwide Life	Holly R. Snyder
Senior Vice President - Investment Management Group	Michael S. Spangler
Senior Vice President - Retirement Plan Sales	Eric Stevenson
Director	Kirt A. Walker
Item 28. Persons Controlled by or Under Common Control with the Depositor or Registrant.
Following is a list of entities directly or indirectly controlled by or under common control with the depositor or registrant. Ownership is indicated through indentation. Unless otherwise indicated, each subsidiary is either wholly-owned or majority-owned by the parent company immediately preceding it. (For example, Nationwide Fund Distributors, LLC is either wholly-owned or majority owned by NFS Distributors, Inc.) Separate accounts that have been established pursuant to board resolution but are not, and have never been, active are omitted.
Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services, Inc.	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.
Nationwide Financial General Agency, Inc.	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Fund Distributors, LLC	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management, LLC	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide Retirement Solutions, Inc.	Delaware	The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, LLC	Delaware	The company is a general purpose broker-dealer and investment adviser registered with the Securities and Exchange Commission.
Nationwide Trust Company, FSB	Federal	This is a federal savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan Act of 1933.
Nationwide Financial Services Capital Trust	Delaware	The trust’s sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Life Insurance Company [2]	Ohio	The corporation provides individual life insurance, group and health insurance, fixed and variable annuity products and other life insurance products.
Jefferson National Financial Corporation[3]	Delaware	A stock corporation. The corporation is the holding company of Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York, Jefferson National Securities Corporation, and JNF Advisors, Inc., offering annuity products and services.
Jefferson National Life Insurance Company[2,3]	Texas	The company provides life, health and annuity products.
Jefferson National Life Annuity Company C2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account E2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account F2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account G2,3		A separate account issuing variable annuity products.
Jefferson National Life Insurance Company of New York[2,3]	New York	The company provides variable annuity products.
Jefferson National Life of New York Annuity Account 1[2,3]		A separate account issuing variable annuity products.
Jefferson National Securities Corporation[3]	Delaware	The company is a limited purpose broker-dealer and distributor of variable annuities for Jefferson National Life Insurance Company and Jefferson National Life Insurance Company of New York.
MFS Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Multi-Flex Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-II2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-3[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-4[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-5[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-6[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-7[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-8[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-9[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-10[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-11[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-12[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-13[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-14[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-15[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable annuity contracts.
Nationwide VLI Separate Account[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-2[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-3[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-4[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-5[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-6[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-7[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable life insurance policies.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Investment Services Corporation[3]	Oklahoma	This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.
Nationwide Financial Assignment Company[3]	Ohio	The company is an administrator of structured settlements.
Nationwide Investment Advisors, LLC[3]	Ohio	The company provides investment advisory services.
Eagle Captive Reinsurance, LLC[3]	Ohio	The company is engaged in the business of insurance
Nationwide Life and Annuity Insurance Company[2,3]	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide VA Separate Account-A2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-B2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-C2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-D2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account A2,3	Delaware	A separate account issuing variable annuity contracts.
Nationwide VL Separate Account-C2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-D2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-G2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account A2,3	Delaware	A separate account issuing variable life insurance policies.
Olentangy Reinsurance, LLC[3]	Vermont	The company is a captive life reinsurance company.
Nationwide SBL, LLC	Ohio	The company is a lender offering securities-back lines of credit.
Registered Investment Advisors Services, Inc.	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors
Nationwide Fund Advisors[4]	Delaware	The trust acts as a registered investment advisor.
[1]	This subsidiary/entity is controlled by its immediate parent through contractual association.
[2]	This subsidiary/entity files separate financial statements.
[3]	Information for this subsidiary/entity is included in the consolidated financial statements of its immediate parent.
[4]	This subsidiary/entity is a business trust.
Item 29. Indemnification
Provision is made in Nationwide’s Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30. Principal Underwriter
Nationwide Investment Services Corporation ("NISC")
a)	NISC serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-C
Multi-Flex Variable Account	Nationwide VA Separate Account-D
Nationwide Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account-II	Nationwide VLI Separate Account-2
Nationwide Variable Account-3	Nationwide VLI Separate Account-3
Nationwide Variable Account-4	Nationwide VLI Separate Account-4
Nationwide Variable Account-5	Nationwide VLI Separate Account-5
Nationwide Variable Account-6	Nationwide VLI Separate Account-6
Nationwide Variable Account-7	Nationwide VLI Separate Account-7
Nationwide Variable Account-8	Nationwide VL Separate Account-C
Nationwide Variable Account-9	Nationwide VL Separate Account-D
Nationwide Variable Account-10	Nationwide VL Separate Account-G
Nationwide Variable Account-11	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-12	Nationwide Provident VA Separate Account A
Nationwide Variable Account-13	Nationwide Provident VLI Separate Account 1
Nationwide Variable Account-14	Nationwide Provident VLI Separate Account A
Nationwide Variable Account-15
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B
b)	Directors and Officers of NISC:

President and Director	Tina S. Ambrozy
Senior Vice President - Head of Taxation	Pamela A. Biesecker
Vice President - Chief Compliance Officer	James J. Rabenstine
Vice President - Tax	Daniel P. Eppley
Vice President - Performance Management and Accounting and Financial Operations	Peter J. Rothermel
Associate Vice President and Treasurer	Ewan T. Roswell
Associate Vice President and Assistant Secretary	Mark E. Hartman
Associate Vice President and Assistant Treasurer	David A. Conner
Associate Vice President and Assistant Treasurer	Hope C. Hacker
Associate Vice President and Assistant Treasurer	John A. Reese
Assistant Secretary	Heidi Bowman
Director	Eric Stevenson
Director	Eric S. Henderson
The business address of the Directors and Officers of NISC is:
One Nationwide Plaza, Columbus, Ohio 43215.
c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A
Item 31. Location of Accounts and Records
Steven A. Ginnan
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215

Item 32. Management Services
Not Applicable
Item 33. Fee Representation
Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of the Registration Statement and has caused this Registration Statement to be signed by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on April 20, 2021.
Nationwide Provident VLI Separate Account 1
(Registrant)
Nationwide Life Insurance Company
(Depositor)
By: /s/ Jamie Ruff Casto
Jamie Ruff Casto Attorney-in-Fact
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated, on April 20, 2021.
JOHN L. CARTER
John L. Carter, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
ERIC S. HENDERSON
Eric S. Henderson, Senior Vice President-Nationwide Annuity and Director
STEVEN A. GINNAN
Steven A. Ginnan, Senior Vice President-Chief Financial Officer-Nationwide Financial and Director
KIRT A. WALKER
Director
By /s/ Jamie Ruff Casto
Jamie Ruff Casto Attorney-in-Fact